UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Variable Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 – December 31, 2025

Item 1.	Reports to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Banking Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Banking Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$199	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 23.74%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Financials Index, which returned 15.02% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Citigroup, Inc., Nu Holdings Limited/Cayman Islands--Class A, and JP Morgan Chase & Co. Those that detracted the most were Pinnacle Financial Partners, Inc., First Financial Bankshares, Inc., and Commerce Bancshares, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Banking Fund	23.74%	11.69%	8.98%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$7,169,488
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$44,497

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Banking Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Citigroup, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
Capital One Financial Corp.	4.1%
Bank of America Corp.	4.1%
Wells Fargo & Co.	4.0%
U.S. Bancorp	3.1%
PNC Financial Services Group, Inc.	3.1%
Bank of New York Mellon Corp.	3.0%
Truist Financial Corp.	2.7%
NU Holdings Limited/Cayman Islands — Class A	2.7%
Top 10 Total	35.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010427-123125

Guggenheim Investments	2

Basic Materials

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Basic Materials Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$207	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 32.89%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 10.54% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, steel, and silver. Those that detracted the most were commodity chemicals, paper & plastic packaging products, and specialty chemicals. The holdings that contributed the most to performance were Newmont Corp., Barrick Mining Corp., and Anglogold Ahanti plc. Those that detracted the most were Dow, Inc., LyondellBasell Industries N.V. - Class A, and FMC Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Basic Materials Fund	32.89%	9.42%	11.58%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Materials Index	10.54%	6.79%	9.92%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$7,790,917
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$51,972

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Basic Materials | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Linde plc	4.1%
Newmont Corp.	2.9%
Freeport-McMoRan, Inc.	2.5%
Sherwin-Williams Co.	2.5%
Ecolab, Inc.	2.3%
Air Products and Chemicals, Inc.	2.1%
Corteva, Inc.	1.9%
Martin Marietta Materials, Inc.	1.7%
Vulcan Materials Co.	1.7%
Nucor Corp.	1.7%
Top 10 Total	23.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010428-123125

Guggenheim Investments	2

Biotechnology Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$206	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 30.12%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 14.60% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. No industry detracted from performance. The holdings that contributed the most to performance were Insmed, Inc., AbbVie, Inc., and Alnylam Pharmaceuticals, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Vaxcyte, Inc., and Iovance Biotherapeutics, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Biotechnology Fund	30.12%	3.55%	5.42%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Health Care Index	14.60%	8.21%	9.91%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$11,662,346
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	553%
Total Advisory Fees Paid	$83,746

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Biotechnology Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
AbbVie, Inc.	7.6%
Amgen, Inc.	5.0%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.4%
Regeneron Pharmaceuticals, Inc.	3.7%
Alnylam Pharmaceuticals, Inc.	2.9%
Insmed, Inc.	2.3%
Natera, Inc.	2.3%
AstraZeneca plc ADR	2.2%
Biogen, Inc.	2.1%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010380-123125

Guggenheim Investments	2

Consumer Products Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$176	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -3.52%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 3.90% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, soft drinks & non-alcoholic beverages, and agricultural products & services. Those that detracted the most were packaged foods & meats, household products, and distillers & vintners. The holdings that contributed the most to performance were Phillip Morris International, Inc., Monster Beverage Corp., and Coca-Cola Co. Those that detracted the most were Procter & Gamble Co., BellRing Brands, Inc., and Constellation Brands, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Consumer Products Fund	-3.52%	1.32%	3.80%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Consumer Staples Index	3.90%	7.18%	8.16%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$5,029,999
Total Number of Portfolio Holdings	70
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$44,964

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Consumer Products Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Procter & Gamble Co.	6.0%
Philip Morris International, Inc.	5.3%
Coca-Cola Co.	5.2%
PepsiCo, Inc.	4.5%
Altria Group, Inc.	3.5%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Monster Beverage Corp.	2.7%
Kroger Co.	2.2%
Hershey Co.	2.2%
Top 10 Total	37.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010381-123125

Guggenheim Investments	2

Electronics Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$215	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 41.49%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 24.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were semiconductors and semiconductor materials & equipment. No industry detracted from performance. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc. and Micron Technology, Inc. Those that detracted the most were Marvell Technology, Enphase Energy, Inc., and Wolfspeed, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Electronics Fund	41.49%	18.80%	23.66%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Information Technology Index	24.04%	20.91%	24.30%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$19,859,258
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	84%
Total Advisory Fees Paid	$141,084

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Electronics Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	17.0%
Broadcom, Inc.	9.4%
Micron Technology, Inc.	4.8%
Advanced Micro Devices, Inc.	4.6%
Lam Research Corp.	3.8%
Applied Materials, Inc.	3.6%
QUALCOMM, Inc.	3.4%
KLA Corp.	3.2%
Texas Instruments, Inc.	3.1%
Intel Corp.	3.0%
Top 10 Total	55.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010382-123125

Guggenheim Investments	2

Energy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Energy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$186	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 7.51%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 8.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were coal & consumable fuels, integrated oil and gas, and oil & gas refining and marketing. Those that detracted the most were oil & gas exploration & production, automotive retail, and oil & gas drilling. The holdings that contributed the most to performance were Cameco Corp., Equities Corp., and SolarEdge Technologies, Inc. Those that detracted the most were ONEOK, Inc., New Fortress Energy, Inc., and Enphase Energy, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Energy Fund	7.51%	19.52%	4.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Energy Index	8.67%	23.78%	8.32%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$8,068,391
Total Number of Portfolio Holdings	88
Portfolio Turnover Rate	519%
Total Advisory Fees Paid	$78,387

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Energy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Exxon Mobil Corp.	6.9%
Chevron Corp.	5.3%
ConocoPhillips	3.3%
Williams Companies, Inc.	2.6%
EOG Resources, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
SLB Ltd.	2.2%
Valero Energy Corp.	2.1%
Phillips 66	2.1%
ONEOK, Inc.	2.1%
Top 10 Total	31.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010383-123125

Guggenheim Investments	2

Energy Services Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$181	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.74%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 8.67% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas equipment & services, oil & gas drilling, and oil & gas storage & transportation. The industry that detracted the most was environmental & facilities services. The holdings that contributed the most to performance were Solaris Energy Infrastructure, Inc. - Class A, TechnipFMC plc, and Baker Hughes Co. Those that detracted the most were Atlas Energy Solutions, Inc., Patterson-UTI Energy, Inc., and Cactus, Inc.– Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Energy Services Fund	1.74%	10.39%	-5.65%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Energy Index	8.67%	23.78%	8.32%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$2,730,695
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	2,071%
Total Advisory Fees Paid	$28,235

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Energy Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Energy Services Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
SLB Ltd.	12.4%
Baker Hughes Co.	11.3%
Halliburton Co.	7.7%
TechnipFMC plc	4.4%
Weatherford International plc	3.9%
NOV, Inc.	3.9%
Archrock, Inc.	3.6%
Transocean Ltd.	3.5%
Tenaris S.A. ADR	3.2%
Cactus, Inc. — Class A	3.2%
Top 10 Total	57.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010384-123125

Guggenheim Investments	2

Financial Services Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 10.76%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 15.02% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, investment banking & brokerage, and consumer finance. Those that detracted the most were transaction & payment processing services, insurance brokers, and multi-family residential REITs. The holdings that contributed the most to performance were Robinhood Markets, Inc. – Class A, JPMorgan Chase & Co., and Citigroup, Inc. Those that detracted the most were FiServ, Inc., PayPal Holdings, Inc., and Alexandria Real Estate Equities, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Financial Services Fund	10.76%	11.31%	9.88%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Financials Index	15.02%	15.27%	13.18%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$11,122,704
Total Number of Portfolio Holdings	161
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$90,112

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Financial Services Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.9%
Visa, Inc. — Class A	2.5%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.9%
Wells Fargo & Co.	1.7%
Goldman Sachs Group, Inc.	1.6%
Citigroup, Inc.	1.4%
Morgan Stanley	1.4%
Blackstone, Inc. — Class A	1.4%
Top 10 Total	20.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010385-123125

Guggenheim Investments	2

Health Care Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$192	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 14.07%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 14.60% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were biotechnology, pharmaceuticals, and health care services. Those that detracted the most were managed health care and health care supplies. The holdings that contributed the most to performance were Eli Lilly and Co., Johnson & Johnson and CVS Health Corp. Those that detracted the most were UnitedHealth Group, Inc., Sarepta Therapeutics, Inc., and Novo Nordisk A/S ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Health Care Fund	14.07%	4.64%	7.44%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Health Care Index	14.60%	8.21%	9.91%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$10,538,629
Total Number of Portfolio Holdings	136
Portfolio Turnover Rate	90%
Total Advisory Fees Paid	$87,116

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Health Care Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Eli Lilly & Co.	4.3%
Johnson & Johnson	3.1%
AbbVie, Inc.	2.9%
UnitedHealth Group, Inc.	2.4%
Merck & Company, Inc.	2.3%
Thermo Fisher Scientific, Inc.	2.1%
Abbott Laboratories	2.1%
Intuitive Surgical, Inc.	2.0%
Amgen, Inc.	1.9%
Gilead Sciences, Inc.	1.7%
Top 10 Total	24.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010386-123125

Guggenheim Investments	2

Internet Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Internet Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$196	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 18.50%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 24.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, interactive media & services, and internet services & infrastructure. Those that detracted the most were application software, transaction & payment processing, and human resource & employment services. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, Lumentum Holdings, Inc., and Cloudflare, Inc.—Class A. Those that detracted the most were Salesforce, Inc., Adobe, Inc., and PayPal Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Internet Fund	18.50%	2.54%	11.93%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Information Technology Index	24.04%	20.91%	24.30%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$5,189,555
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$45,634

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Internet Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Alphabet, Inc. — Class A	8.6%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc. — Class A	5.7%
Netflix, Inc.	3.4%
Cisco Systems, Inc.	3.2%
Salesforce, Inc.	3.1%
Booking Holdings, Inc.	2.7%
Uber Technologies, Inc.	2.5%
Adobe, Inc.	2.3%
Arista Networks, Inc.	2.3%
Top 10 Total	40.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010387-123125

Guggenheim Investments	2

Leisure Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 8.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, interactive home entertainment, and tobacco. Those that detracted the most were restaurants, distillers & vintners, and leisure facilities. The holdings that contributed the most to performance were EchoStar Corp.—Class A, Warner Bros Discovery, Inc., and Phillip Morris International, Inc. Those that detracted the most were Chipotle Mexican Grill, Inc.—Class A, Charter Communications, Inc—Class A, and Comcast Corp. — Class A.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Leisure Fund	8.47%	2.50%	7.27%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Consumer Discretionary Index	6.04%	9.02%	13.19%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$5,097,671
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	288%
Total Advisory Fees Paid	$42,504

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Leisure Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Netflix, Inc.	4.9%
Philip Morris International, Inc.	3.9%
McDonald's Corp.	3.5%
Walt Disney Co.	3.5%
Booking Holdings, Inc.	3.2%
Comcast Corp. — Class A	2.6%
Starbucks Corp.	2.4%
Altria Group, Inc.	2.3%
DoorDash, Inc. — Class A	2.2%
Airbnb, Inc. — Class A	2.1%
Top 10 Total	30.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010388-123125

Guggenheim Investments	2

Precious Metals Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$292	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 147.37%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned 10.54% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold, silver, and precious metals & minerals. No industry detracted from performance. The holdings that contributed the most to performance were Newmont Corp., Agnico Eagle Mines Ltd., and Barrick Mining Corp. The holdings that detracted the most was Triple Flag Precious Metals Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Precious Metals Fund	147.37%	17.52%	21.08%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Materials Index	10.54%	6.79%	9.92%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$41,226,276
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	178%
Total Advisory Fees Paid	$199,938

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Precious Metals Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Newmont Corp.	8.0%
Agnico Eagle Mines Ltd.	7.1%
Freeport-McMoRan, Inc.	6.8%
Barrick Mining Corp.	6.6%
Wheaton Precious Metals Corp.	5.6%
Anglogold Ashanti plc	4.4%
Gold Fields Ltd. ADR	4.1%
Kinross Gold Corp.	4.0%
Pan American Silver Corp.	3.6%
Franco-Nevada Corp.	3.5%
Top 10 Total	53.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010412-123125

Guggenheim Investments	2

Real Estate Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$181	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 2.88%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 2.95% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were real estate services, health care REITs, and industrial REITs. Those that detracted the most were office REITs, multi-family residential REITs, and self-storage REITs. The holdings that contributed the most to performance were Opendoor Technologies, Inc., Welltower, Inc., and Prologis, Inc. Those that detracted the most were Alexandria Real Estate Equities Inc., Equinix, Inc., and Americold Realty Trust, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Real Estate Fund	2.88%	3.02%	4.00%
S&P 500 Index	17.88%	14.42%	14.82%
MSCI U.S. REIT Index	2.95%	6.58%	5.71%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$3,766,976
Total Number of Portfolio Holdings	95
Portfolio Turnover Rate	269%
Total Advisory Fees Paid	$30,856

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Real Estate Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Welltower, Inc.	3.8%
Prologis, Inc.	3.6%
American Tower Corp. — Class A	2.9%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.5%
Digital Realty Trust, Inc.	2.4%
Realty Income Corp.	2.4%
CBRE Group, Inc. — Class A	2.3%
Public Storage	2.0%
Crown Castle, Inc.	2.0%
Top 10 Total	26.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010395-123125

Guggenheim Investments	2

Retailing Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 10.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 6.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and apparel retail. Those that detracted the most were home improvement retail, computer & electronics retail and interactive home entertainment. The holdings that contributed the most to performance were Carvana Co., Alibaba Group Holding Ltd. ADR, and TJX Companies, Inc. Those that detracted the most were CarMax, Inc., Target Corp., and Sea Ltd. ADR.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Retailing Fund	10.18%	4.22%	9.18%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Consumer Discretionary Index	6.04%	9.02%	13.19%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$3,109,101
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	292%
Total Advisory Fees Paid	$21,605

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Retailing Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Amazon.com, Inc.	10.6%
Walmart, Inc.	4.8%
Costco Wholesale Corp.	4.3%
TJX Companies, Inc.	4.2%
Home Depot, Inc.	4.0%
Lowe's Companies, Inc.	3.9%
Carvana Co.	3.0%
O'Reilly Automotive, Inc.	3.0%
PDD Holdings, Inc. ADR	2.6%
Ross Stores, Inc.	2.6%
Top 10 Total	43.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010389-123125

Guggenheim Investments	2

Technology Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Technology Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$201	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 25.70%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 24.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, interactive media & services, and semiconductor materials & equipment. The industry that detracted the most was technology distributors. The holdings that contributed the most to performance were Alphabet, Inc.—Class A, NVIDIA Corp., and Palantir Technologies, Inc.—Class A. Those that detracted the most were Salesforce, Inc., Adobe, Inc., and Marvell Technology, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Technology Fund	25.70%	12.27%	18.37%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Information Technology Index	24.04%	20.91%	24.30%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$28,793,259
Total Number of Portfolio Holdings	143
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$200,602

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Technology Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	5.8%
Apple, Inc.	5.3%
Alphabet, Inc. — Class A	5.3%
Microsoft Corp.	5.1%
Meta Platforms, Inc. — Class A	3.5%
Broadcom, Inc.	3.2%
Palantir Technologies, Inc. — Class A	1.7%
Micron Technology, Inc.	1.6%
Oracle Corp.	1.6%
Advanced Micro Devices, Inc.	1.6%
Top 10 Total	34.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010391-123125

Guggenheim Investments	2

Telecommunications Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$206	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 31.13%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 6.91% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, alternative carriers, and integrated telecommunication services. No industry detracted from performance. The holdings that contributed the most to performance were EchoStar Corp.—Class A, Lumentum Holdings, Inc., and Ciena Corp. Those that detracted the most were Charter Communications, Inc.—Class A, Comcast Corp. – Class A, and Cogent Communications Holdings, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Telecommunications Fund	31.13%	5.45%	6.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Telecommunication Services Index	6.91%	4.09%	5.10%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$3,776,220
Total Number of Portfolio Holdings	49
Portfolio Turnover Rate	574%
Total Advisory Fees Paid	$33,361

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Telecommunications Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Cisco Systems, Inc.	8.4%
AT&T, Inc.	6.8%
Verizon Communications, Inc.	6.4%
Arista Networks, Inc.	5.9%
Comcast Corp. — Class A	5.6%
T-Mobile US, Inc.	5.1%
Motorola Solutions, Inc.	4.5%
Ciena Corp.	3.5%
EchoStar Corp. — Class A	3.4%
Lumentum Holdings, Inc.	3.2%
Top 10 Total	52.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010392-123125

Guggenheim Investments	2

Transportation Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 11.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 19.42% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines, passenger ground transportation, and automotive parts & equipment. Those that detracted the most were cargo ground transportation and motorcycle manufacturers. The holdings that contributed the most to performance were Tesla, Inc., Uber Technologies, Inc., and General Motors Co. Those that detracted the most were United Parcel Service, Inc. — Class B, Mobileye Global, Inc.—Class A and Lucid Group, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Transportation Fund	11.79%	2.32%	8.06%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Industrials Index	19.42%	13.66%	13.02%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$3,431,956
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	1,303%
Total Advisory Fees Paid	$29,003

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Transportation Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Tesla, Inc.	12.3%
Uber Technologies, Inc.	4.3%
Union Pacific Corp.	3.9%
United Parcel Service, Inc. — Class B	3.1%
General Motors Co.	3.0%
CSX Corp.	2.7%
Norfolk Southern Corp.	2.7%
FedEx Corp.	2.7%
Ford Motor Co.	2.4%
Delta Air Lines, Inc.	2.3%
Top 10 Total	39.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010393-123125

Guggenheim Investments	2

Utilities Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$194	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 17.07%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 16.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi-utilities, and independent power producers & energy traders. No industry detracted from performance. The holdings that contributed the most to performance were Constellation Energy Corp., NRG Energy, Inc., and Oklo, Inc. Those that detracted the most were PG&E Corp., Edison International, and Sunnova Energy International, Inc.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Utilities Fund	17.07%	8.56%	8.60%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Utilities Index	16.04%	9.73%	10.61%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$9,900,669
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	249%
Total Advisory Fees Paid	$90,146

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Utilities Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
NextEra Energy, Inc.	5.3%
Constellation Energy Corp.	4.2%
Southern Co.	4.1%
Duke Energy Corp.	4.0%
American Electric Power Company, Inc.	3.2%
Sempra	3.1%
Dominion Energy, Inc.	2.9%
Vistra Corp.	2.9%
Exelon Corp.	2.8%
Xcel Energy, Inc.	2.7%
Top 10 Total	35.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010394-123125

Guggenheim Investments	2

Dow 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$203	1.85%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 19.49%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.92% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Caterpillar, Inc., and JP Morgan Chase & Co. Those that detracted the most were UnitedHealth Group, Inc. Salesforce, Inc., and Home Depot, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	19.49%	14.77%	18.17%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average	14.92%	11.58%	13.11%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$8,226,509
Total Number of Portfolio Holdings	37
Portfolio Turnover Rate	978%
Total Advisory Fees Paid	$63,262

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Dow 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Goldman Sachs Group, Inc.	9.1%
Caterpillar, Inc.	6.0%
Microsoft Corp.	5.0%
American Express Co.	3.8%
Visa, Inc. — Class A	3.6%
Home Depot, Inc.	3.6%
UnitedHealth Group, Inc.	3.4%
Amgen, Inc.	3.4%
Sherwin-Williams Co.	3.4%
JPMorgan Chase & Co.	3.4%
Top 10 Total	44.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010422-123125

Guggenheim Investments	2

Inverse Dow 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$165	1.84%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -20.69%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.92% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. Those that detracted the most were health care, materials, and consumer discretionary. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., Caterpillar, Inc., and JP Morgan Chase & Co. Those that detracted the most were UnitedHealth Group, Inc. Salesforce, Inc., and Home Depot, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-20.69%	-18.02%	-25.05%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average	14.92%	11.58%	13.11%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$488,766
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$8,372

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Dow Jones Industrial Average are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Dow 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010424-123125

Guggenheim Investments	2

Mid-Cap 1.5x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$184	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 5.04%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 7.50% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sectors that detracted the most were consumer discretionary and consumer staples. The holdings that contributed the most to the return of the underlying index were Ciena Corp., Comfort Systems USA, Inc., and Lumentum Holdings, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Avantor, Inc., and Nutanix, Inc.—Class A. The Fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	5.04%	8.37%	11.16%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$3,599,249
Total Number of Portfolio Holdings	409
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$28,611

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Mid-Cap 1.5x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	4.5%
Guggenheim Strategy Fund II	2.2%
Ciena Corp.	0.8%
Coherent Corp.	0.7%
Lumentum Holdings, Inc.	0.6%
Flex Ltd.	0.5%
Twilio, Inc. — Class A	0.5%
Pure Storage, Inc. — Class A	0.5%
United Therapeutics Corp.	0.5%
Casey's General Stores, Inc.	0.5%
Top 10 Total	11.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010396-123125

Guggenheim Investments	2

Inverse Mid-Cap Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.80%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -5.11%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 7.50% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were industrials, information technology, and financials. The sectors that detracted the most were consumer discretionary and consumer staples. The holdings that contributed the most to the return of the underlying index were Ciena Corp., Comfort Systems USA, Inc., and Lumentum Holdings, Inc. Those that detracted the most were Sarepta Therapeutics, Inc., Avantor, Inc., and Nutanix, Inc.—Class A. The Fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-5.11%	-7.51%	-10.94%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$115,358
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$985

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Mid-Cap Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	21.5%
Guggenheim Strategy Fund II	17.7%
Total	39.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010414-123125

Guggenheim Investments	2

NASDAQ-100® Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 19.04%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 21.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were industrials, financials, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were Adobe, Inc., Trade Desk, Inc.—Class A, and Marvell Technology, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
NASDAQ-100® Fund	19.04%	13.32%	17.60%
S&P 500 Index	17.88%	14.42%	14.82%
NASDAQ-100 Index	21.02%	15.30%	19.70%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$121,017,516
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$837,036

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

NASDAQ-100® Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Guggenheim Strategy Fund II	7.1%
NVIDIA Corp.	7.1%
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	3.0%
Alphabet, Inc. — Class A	2.9%
Alphabet, Inc. — Class C	2.7%
Top 10 Total	49.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010425-123125

Guggenheim Investments	2

NASDAQ-100® 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$218	1.90%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 29.24%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 21.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were industrials, financials, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were Adobe, Inc., Trade Desk, Inc.—Class A, and Marvell Technology, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	29.24%	18.83%	29.69%
S&P 500 Index	17.88%	14.42%	14.82%
NASDAQ-100 Index	21.02%	15.30%	19.70%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$149,185,631
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	497%
Total Advisory Fees Paid	$1,067,195

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

NASDAQ-100® 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	8.1%
Apple, Inc.	7.2%
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.5%
Alphabet, Inc. — Class A	3.3%
Alphabet, Inc. — Class C	3.0%
Broadcom, Inc.	2.9%
Palantir Technologies, Inc. — Class A	2.0%
Top 10 Total	44.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010421-123125

Guggenheim Investments	2

Inverse NASDAQ-100® Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$165	1.79%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -16.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 21.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were industrials, financials, and consumer staples. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Microsoft Corp. Those that detracted the most were Adobe, Inc., Trade Desk, Inc.—Class A, and Marvell Technology, Inc. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-16.18%	-13.53%	-17.67%
S&P 500 Index	17.88%	14.42%	14.82%
NASDAQ-100 Index	21.02%	15.30%	19.70%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$492,316
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,446

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the NASDAQ-100 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse NASDAQ-100® Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	24.2%
Guggenheim Strategy Fund II	24.0%
Total	48.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010426-123125

Guggenheim Investments	2

Russell 2000® 1.5x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$191	1.80%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 12.47%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 12.81% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were health care, industrials, and financials. The sectors that detracted the most were consumer staples and energy. The holdings that contributed the most were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and EchoStar Corp.—Class A. Those that detracted the most were Vaxcyte, Inc., SPS Commerce, Inc., and Six Flags Entertainment Corp. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	12.47%	3.43%	9.25%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	10.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$2,890,126
Total Number of Portfolio Holdings	1,949
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$21,165

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Russell 2000® 1.5x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Vanguard Russell 2000 ETF	16.1%
iShares Russell 2000 Index ETF	16.1%
Guggenheim Strategy Fund II	6.0%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.0%
Credo Technology Group Holding Ltd.	0.2%
Bloom Energy Corp. — Class A	0.2%
Fabrinet	0.1%
IonQ, Inc.	0.1%
EchoStar Corp. — Class A	0.1%
Kratos Defense & Security Solutions, Inc.	0.1%
Top 10 Total	45.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010397-123125

Guggenheim Investments	2

Russell 2000® 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$199	1.88%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 12.07%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 12.81% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were health care, industrials, and financials. The sectors that detracted the most were consumer staples and energy. The holdings that contributed the most were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and EchoStar Corp.—Class A. Those that detracted the most were Vaxcyte, Inc., SPS Commerce, Inc., and Six Flags Entertainment Corp. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	12.07%	1.43%	9.07%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	10.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$6,594,109
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$43,321

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Russell 2000® 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Vanguard Russell 2000 ETF	3.5%
iShares Russell 2000 Index ETF	3.5%
Total	7.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000032290-123125

Guggenheim Investments	2

Inverse Russell 2000® Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$172	1.81%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -9.58%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 12.81% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were health care, industrials, and financials. The sectors that detracted the most were consumer staples and energy. The holdings that contributed the most were Credo Technology Group Holding Ltd., Bloom Energy Corp.—Class A, and EchoStar Corp.—Class A. Those that detracted the most were Vaxcyte, Inc., SPS Commerce, Inc., and Six Flags Entertainment Corp. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	-9.58%	-6.24%	-11.19%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	10.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$207,126
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$5,162

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Russell 2000® Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund II	23.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	23.3%
Total	46.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010415-123125

Guggenheim Investments	2

Nova Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Nova Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	1.71%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 20.87%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and financials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Alphabet, Inc.—Class A, and Microsoft Corp. Those that detracted the most were UnitedHealth Group, Inc, Fiserv, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Nova Fund	20.87%	16.53%	17.73%
S&P 500 Index	17.88%	14.42%	14.82%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$41,598,981
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$254,143

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Nova Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25

NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	4.9%
Microsoft Corp.	4.9%
Guggenheim Strategy Fund II	4.7%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	1.9%
Top 10 Total	37.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010401-123125

Guggenheim Investments	2

S&P 500® 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$214	1.90%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 25.28%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and financials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Alphabet, Inc.—Class A, and Microsoft Corporation. Those that detracted the most were UnitedHealth Group, Inc, Fiserv, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	25.28%	19.77%	21.33%
S&P 500 Index	17.88%	14.42%	14.82%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$108,631,455
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$645,052

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P 500® 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
NVIDIA Corp.	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.1%
Alphabet, Inc. — Class A	2.5%
Broadcom, Inc.	2.2%
Alphabet, Inc. — Class C	2.0%
Meta Platforms, Inc. — Class A	2.0%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc. — Class B	1.3%
Top 10 Total	31.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010420-123125

Guggenheim Investments	2

Inverse S&P 500® Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$168	1.78%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -11.76%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and financials. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Alphabet, Inc.—Class A, and Microsoft Corp. Those that detracted the most were UnitedHealth Group, Inc, Fiserv, Inc., and Salesforce, Inc. The Fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-11.76%	-10.49%	-12.91%
S&P 500 Index	17.88%	14.42%	14.82%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$1,269,162
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,452

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse S&P 500® Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	9.2%
Guggenheim Strategy Fund II	9.0%
Total	18.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010423-123125

Guggenheim Investments	2

S&P 500® Pure Growth Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$179	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 11.75%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 13.86% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, information technology, and consumer discretionary. The sectors that detracted were financials, energy, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Palantir Technologies, Inc.—Class A, Howmet Aerospace, Inc., and Tapestry, Inc. Those that detracted the most were Trade Desk, Inc.—Class A, Deckers Outdoor Corp., and Fiserv, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	11.75%	6.62%	10.34%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Pure Growth Index	13.86%	8.41%	12.24%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$24,647,882
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$200,575

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P 500® Pure Growth Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Berkshire Hathaway, Inc. — Class B	2.9%
AppLovin Corp. — Class A	2.5%
Palantir Technologies, Inc. — Class A	2.5%
Comfort Systems USA, Inc.	2.4%
Amphenol Corp. — Class A	2.4%
Howmet Aerospace, Inc.	2.3%
TKO Group Holdings, Inc.	2.2%
Eli Lilly & Co.	2.2%
First Solar, Inc.	2.2%
Robinhood Markets, Inc. — Class A	2.2%
Top 10 Total	23.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010408-123125

Guggenheim Investments	2

S&P 500® Pure Value Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$183	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 16.02%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 17.66% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, communication services, and health care. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were Warner Bros Discovery, Inc.—Series A, CVS Health Corp, and General Motors Company. Those that detracted the most were Centene Corp., CarMax, Inc., and Molina Healthcare, Inc. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	16.02%	12.00%	8.64%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Pure Value Index	17.66%	13.92%	10.53%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$17,500,306
Total Number of Portfolio Holdings	124
Portfolio Turnover Rate	247%
Total Advisory Fees Paid	$129,042

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P 500 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P 500® Pure Value Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Ford Motor Co.	2.0%
Bunge Global S.A.	2.0%
General Motors Co.	1.9%
Mosaic Co.	1.9%
Centene Corp.	1.9%
Molina Healthcare, Inc.	1.8%
Tyson Foods, Inc. — Class A	1.8%
Archer-Daniels-Midland Co.	1.8%
Cigna Group	1.8%
CVS Health Corp.	1.7%
Top 10 Total	18.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010407-123125

Guggenheim Investments	2

S&P MidCap 400® Pure Growth Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 7.18%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 9.10% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were industrials, materials and health care. Those that detracted the most from the return of the underlying index were consumer discretionary, consumer staples, and financials. The holdings that contributed the most to the return of the underly index for the reporting period were Comfort Systems USA, Inc., Roivant Sciences Ltd., and Carpenter Technology Corp. Those that detracted the most were Sarepta Therapeutics, Shift4 Payments, Inc.—Class A, and AAON, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	7.18%	4.39%	6.85%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Pure Growth Index	9.10%	6.21%	8.68%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$9,008,049
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	188%
Total Advisory Fees Paid	$67,763

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P MidCap 400® Pure Growth Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Medpace Holdings, Inc.	2.2%
Halozyme Therapeutics, Inc.	2.1%
Celsius Holdings, Inc.	2.0%
Talen Energy Corp.	2.0%
Woodward, Inc.	1.9%
Hecla Mining Co.	1.9%
AeroVironment, Inc.	1.9%
EchoStar Corp. — Class A	1.9%
Five Below, Inc.	1.8%
Rambus, Inc.	1.7%
Top 10 Total	19.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010413-123125

Guggenheim Investments	2

S&P MidCap 400® Pure Value Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$174	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 6.12%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 7.94% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were materials, financials, and consumer discretionary. Those that detracted the most were health care, consumer staples, and real estate. The holdings that contributed the most to the return of the underlying index for the reporting period were United States Steel Corporation, HF Sinclair Corp., and Macy's, Inc. Those that detracted the most were Manpower Group, Inc., Perrigo Company plc, and Civitas Resources, Inc. The Fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	6.12%	12.00%	10.60%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Pure Value Index	7.94%	13.99%	12.58%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$6,976,358
Total Number of Portfolio Holdings	103
Portfolio Turnover Rate	247%
Total Advisory Fees Paid	$51,240

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P MidCap 400 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P MidCap 400® Pure Value Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Concentrix Corp.	2.9%
Avnet, Inc.	2.3%
Arrow Electronics, Inc.	2.2%
Brighthouse Financial, Inc.	2.1%
Lear Corp.	2.1%
Lithia Motors, Inc. — Class A	1.9%
PBF Energy, Inc. — Class A	1.9%
HF Sinclair Corp.	1.7%
Macy's, Inc.	1.7%
Civitas Resources, Inc.	1.7%
Top 10 Total	20.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010411-123125

Guggenheim Investments	2

S&P SmallCap 600® Pure Growth Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$176	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 8.59%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 10.48% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were health care, industrials, and financials. The sectors that detracted were energy, communication services, and consumer discretionary. The holdings that contributed the most to the return of the underlying index for the reporting period were Protagonist Therapeutics, Inc., Sterling Infrastructure, Inc., and InterDigital, Inc. Those that detracted the most were Sabre Corporation, Six Flags Entertainment Corp., and Atlas Energy Solutions, Inc. The Fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	8.59%	2.89%	6.53%
S&P 500 Index	17.88%	14.42%	14.82%
S&P SmallCap 600 Pure Growth Index	10.48%	4.70%	8.46%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$10,724,832
Total Number of Portfolio Holdings	134
Portfolio Turnover Rate	315%
Total Advisory Fees Paid	$53,234

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P SmallCap 600® Pure Growth Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
PTC Therapeutics, Inc.	1.7%
Progyny, Inc.	1.5%
ACM Research, Inc. — Class A	1.5%
ARMOUR Residential, Inc. REIT	1.5%
ACADIA Pharmaceuticals, Inc.	1.5%
Arrowhead Pharmaceuticals, Inc.	1.4%
Protagonist Therapeutics, Inc.	1.4%
TransMedics Group, Inc.	1.4%
Adamas Trust, Inc.	1.4%
SiriusPoint Ltd.	1.4%
Top 10 Total	14.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010410-123125

Guggenheim Investments	2

S&P SmallCap 600® Pure Value Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.69%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 6.77%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 8.76% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and financials. Those that detracted the most were health care, materials, and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were ViaSat, Inc., Par Pacific Holdings, Inc., and Enviri Corp. Those that detracted the most were Owens & Minor, Inc., Green Plains, Inc., and VitalEnergy, Inc. The Fund maintained a daily correlation of over 99% to the S&P SmallCap 600 Pure Value Index for the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	6.77%	12.03%	7.65%
S&P 500 Index	17.88%	14.42%	14.82%
S&P SmallCap 600 Pure Value Index	8.76%	14.20%	9.65%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$11,884,134
Total Number of Portfolio Holdings	164
Portfolio Turnover Rate	253%
Total Advisory Fees Paid	$63,450

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P SmallCap 600 Pure Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

S&P SmallCap 600® Pure Value Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
ManpowerGroup, Inc.	1.3%
SunCoke Energy, Inc.	1.3%
DXC Technology Co.	1.3%
MillerKnoll, Inc.	1.3%
Newell Brands, Inc.	1.2%
Edgewell Personal Care Co.	1.2%
Kohl's Corp.	1.2%
MarineMax, Inc.	1.2%
Perrigo Company plc	1.1%
Winnebago Industries, Inc.	1.1%
Top 10 Total	12.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010409-123125

Guggenheim Investments	2

Government Long Bond 1.2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$144	1.43%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.67%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 3.73% for the same period.

What factors materially affected the fund's performance over the last year?

Despite periods of volatility during the year, long-term U.S. Treasury yields ended 2025 relatively close to where they began. Early year movements were influenced by tariff-related uncertainty and shifting expectations for Federal Reserve policy. Long-term yields reached their lows in April 2025 before moving higher through the middle of the year. In the second half of 2025, yields fluctuated, with volatility driven by mixed or missing economic data and evolving views on monetary policy easing. During the second half of the year, the U.S. Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing risks to employment and a desire to support continued economic expansion.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	1.67%	-13.64%	-3.35%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury 30 Year Bellwether Index	3.73%	-9.17%	-0.88%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$5,975,847
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	8,524%
Total Advisory Fees Paid	$32,980

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S.Treasury 30 Year Bellwether Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Government Long Bond 1.2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
U.S. Treasury Bonds	42.1%
Guggenheim Strategy Fund II	4.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.3%
Total	50.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010390-123125

Guggenheim Investments	2

Inverse Government Long Bond Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$562	5.57%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.85%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned 3.73% for the same period.

What factors materially affected the fund's performance over the last year?

Despite periods of volatility during the year, long-term U.S. Treasury yields ended 2025 relatively close to where they began. Early year movements were influenced by tariff-related uncertainty and shifting expectations for Federal Reserve policy. Long-term yields reached their lows in April 2025 before moving higher through the middle of the year. In the second half of 2025, yields fluctuated, with volatility driven by mixed or missing economic data and evolving views on monetary policy easing. During the second half of the year, the Federal Reserve reduced its target rate three times, broadly in line with market expectations, citing risks to employment and a desire to support continued economic expansion.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	1.85%	12.87%	1.41%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury 30 Year Bellwether Index	3.73%	-9.17%	-0.88%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$1,389,578
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	994%
Total Advisory Fees Paid	$16,766

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers 30 Yr. Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Inverse Government Long Bond Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	22.9%
Guggenheim Strategy Fund II	22.7%
Total	45.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available by May 1, 2026 at GuggenheimInvestments.com/variable-insurance-funds or, by contacting 800 820 0888 or services@guggenheiminvestments.com.

The fund's net expense ratio, which reflects expense waivers and reimbursements and includes interest expense on short sales, was 5.57% for the year ended December 31, 2025, an increase of 0.57% compared to the prior year. The primary driver of the increase was an increase in interest expense on short sales during the reporting period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010404-123125

Guggenheim Investments	2

High Yield Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.67%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 9.87%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 8.62% for the same period.

What factors materially affected the fund's performance over the last year?

High yield continued to generate positive returns for the reporting period.  In the first half of 2025, the high yield market experienced volatility due to tariffs and trade negotiations.  Markets quickly rebounded from the initial shock as concerns subsided and generated positive absolute returns for the remainder of the year.  All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Secondary Index") with notable positive contribution from communications and consumer discretionary. On the ratings side, BB-rated holdings led contribution to returns of the Secondary Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
High Yield Strategy Fund	9.87%	3.52%	4.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Corporate High Yield Index	8.62%	4.51%	6.53%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$7,194,102
Total Number of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$47,319

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

High Yield Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	8.0%
Guggenheim Strategy Fund II	8.0%
iShares iBoxx $ High Yield Corporate Bond ETF	1.7%
State Street SPDR Bloomberg High Yield Bond ETF	1.7%
Total	19.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000046626-123125

Guggenheim Investments	2

Europe 1.25x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$203	1.72%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 36.46%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 28.59% for the same period and outperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 33.10% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and health care. There were no sectors that detracted from performance. The holdings that contributed the most to the return of the underlying index for the Reporting Period were ASML Holding NV— Class G, HSBC Holdings plc ADR, Banco Santander S.A. ADR. Those that detracted the most were Novo Nordisk A/S ADR, Diageo plc ADR, and Rheinmetall AG ADR. The Fund maintained a daily correlation of over 98% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	36.46%	10.40%	7.59%
MSCI World ex US Index	28.59%	6.70%	5.75%
STOXX Europe 50 Index	33.10%	11.66%	8.69%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$2,719,477
Total Number of Portfolio Holdings	57
Portfolio Turnover Rate	467%
Total Advisory Fees Paid	$17,983

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the STOXX Europe 50 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Europe 1.25x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Country Diversification3 (% of Total Investments) as of 12.31.25
United States	51.4%
France	10.8%
United Kingdom	9.8%
Switzerland	9.1%
Germany	6.5%
Netherlands	5.0%
Spain	3.1%
Other	4.3%
Total Investments	100.0%
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund II	8.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.7%
ASML Holding N.V. — Class G	2.9%
Roche Holding AG ADR	2.0%
AstraZeneca plc ADR	2.0%
HSBC Holdings plc ADR	1.9%
Novartis AG ADR	1.8%
Nestle S.A. ADR	1.8%
SAP SE ADR	1.7%
Shell plc ADR	1.5%
Top 10 Total	30.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010418-123125

Guggenheim Investments	2

Japan 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$211	1.68%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 51.54%, outperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 28.59% for the same period and outperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 26.84% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, communication services, and industrials. There were no sectors that detracted from performance. The holdings that contributed the most to the return of the underlying index were Advantest Corp., SoftBank Group Corp., and Tokyo Electron, Ltd. Those that detracted the most were Recruit Holdings Co., Ltd, Terumo Corporation, Daiichi Sankyo Company, Ltd. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	51.54%	0.16%	9.51%
MSCI World ex US Index	28.59%	6.70%	5.75%
Nikkei-225 Stock Average Index	26.84%	3.91%	7.39%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$1,684,625
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$10,264

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World ex US Index and the Nikkei-225 Stock Average Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Japan 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010419-123125

Guggenheim Investments	2

Strengthening Dollar 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	2.04%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned -14.29%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned -9.37% for the same period.

What factors materially affected the fund's performance over the last year?

There were no components that contributed to the return of the underlying index for the reporting period. The euro, British pound, and Swedish krona were the components that detracted the most from the DXY during 2025. The Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	-14.29%	6.16%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
U.S. Dollar Index	-9.37%	1.80%	-0.03%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$1,166,586
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$14,723

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Strengthening Dollar 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010402-123125

Guggenheim Investments	2

Weakening Dollar 2x Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$223	2.04%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 18.97%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned -9.37% for the same period.

What factors materially affected the fund's performance over the last year?

There were no components that contributed to the return of the underlying index for the reporting period. The euro, British pound, and Swedish krona were the components that detracted the most from the DXY during 2025. The Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	18.97%	-5.72%	-2.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
U.S. Dollar Index	-9.37%	1.80%	-0.03%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$377,783
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$5,438

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the U.S. Dollar Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Weakening Dollar 2x Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010400-123125

Guggenheim Investments	2

Commodities Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$166	1.62%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 4.89%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 7.12% for the same period.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Secondary Index").  During the reporting period, the industrial metals and precious metals sectors had some of the strongest returns. 14 of the 24 Secondary Index components had positive returns during the reporting period.  The components of the Secondary Index with some of the largest positive returns were silver, gold and copper. The components of the Secondary Index with some of the largest negative returns were cocoa, natural gas, and wheat.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Commodities Strategy Fund	4.89%	12.80%	4.76%
S&P 500 Index	17.88%	14.42%	14.82%
S&P Goldman Sachs Commodity Index	7.12%	14.65%	6.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$4,449,784
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$38,218

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the S&P Goldman Sachs Commodity Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Commodities Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Ultra Short Duration Fund — Institutional Class	25.7%
Guggenheim Strategy Fund II	25.1%
Total	50.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010403-123125

Guggenheim Investments	2

Global Managed Futures Strategy Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$210	2.06%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 3.65%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 4.21% for the same period.

What factors materially affected the fund's performance over the last year?

In 2025, futures markets were defined by pronounced macro regime shifts, producing a mixed but ultimately constructive environment for systematic trend following. Commodities were the standout sector: precious metals, particularly gold, exhibited strong, persistent upside trends driven by central bank demand and geopolitical hedging, while industrial metals trended more clearly later in the year; energy markets remained comparatively range-bound. In currencies, broad U.S. Dollar weakness supported durable trends across several G10 pairs, though intermittent volatility led to whipsaws. Equity Index futures saw sharp downturns early in the year followed by a sustained risk-on rally, rewarding medium- to longer-term trend models. Bond futures were marked by choppy transitions around monetary-policy inflection points. Overall, 2025 highlighted the importance of cross-asset diversification, adaptive risk management, and patience through regime shifts.

The fund recorded three consecutive positive quarters following a negative first quarter in 2025. Q1 losses were broad-based, led by currencies and fixed income amid a difficult trend environment. Q2 saw a recovery driven by equities, with commodities and currencies contributing modestly while fixed income remained weak. Q3 was the strongest quarter, dominated by equity gains with additional support from commodities, while currencies and fixed income detracted. Q4 extended the equity-led pattern, with commodities essentially flat and modest headwinds from currencies and fixed income. For the year overall, equities were the primary driver of performance, with support from commodities, while currencies and fixed income were persistent drags, particularly in the early part of the year.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	3.65%	3.94%	1.27%
S&P 500 Index	17.88%	14.42%	14.82%
ICE BofA 3-Month U.S. Treasury Bill Index	4.21%	3.19%	2.19%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$12,344,879
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$102,720

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Global Managed Futures Strategy Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Variable Insurance Strategy Fund III	20.2%
Guggenheim Strategy Fund III	18.0%
Guggenheim Strategy Fund II	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	39.7%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000069235-123125

Guggenheim Investments	2

Multi-Hedge Strategies Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$159	1.58%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 1.25%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 17.88% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 7.13% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's merger arbitrage strategy was the largest positive contributor of the year as several notable deals closed (e.g. Capital One Financial Corp. / Discover, UMB Financial Corp. / Harland Financial, and Chevron Corp. / Hess). The long/short equity strategy, driven by a fundamental tilt toward value and industry tilts (long technology and capital goods, short REITs and Materials), proved to be the second largest contributor for the year. Closed-end fund arbitrage also made modest positive contributions as underlying fund discounts narrowed. The fund's global macro strategies were a net detractor during the reporting period as positive contributions from flow (driven primarily by fixed income) did not make up for poor performance in value (primarily commodities and currency) and momentum (hurt by equities and currency). Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years (as of 12.31.25), assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	1.25%	1.23%	1.62%
S&P 500 Index	17.88%	14.42%	14.82%
HFRX Global Hedge Fund Index	7.13%	2.87%	3.08%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$25,818,317
Total Number of Portfolio Holdings	347
Portfolio Turnover Rate	163%
Total Advisory Fees Paid	$314,620

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

Multi-Hedge Strategies Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Consolidated Holdings Diversification1 (Market Exposure as a % of Net Assets) as of 12.31.25
10 Largest Holdings2 (as a % of Net Assets) as of 12.31.25
Guggenheim Strategy Fund III	9.6%
Guggenheim Variable Insurance Strategy Fund III	8.3%
Guggenheim Strategy Fund II	6.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	2.1%
Chart Industries, Inc.	1.8%
Frontier Communications Parent, Inc.	1.4%
ProAssurance Corp.	1.2%
International Money Express, Inc.	1.1%
Janus Henderson Group plc	1.0%
Dynavax Technologies Corp.	1.0%
Top 10 Total	34.0%

*	Less than 0.1%
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.
Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010416-123125

Guggenheim Investments	2

U.S. Government Money Market Fund

Variable Annuity

Annual Shareholder Report | 12.31.25

This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.

This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?1
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$151	1.49%
[1]	Excludes expenses of the underlying funds in which the fund invests, if any.
How did the fund perform over the last year?*

For the period of January 1, 2025 to December 31, 2025, the fund returned 2.84%.

What factors materially affected the fund's performance over the last year?

During the reporting period, the U.S. Federal Open Market Committee lowered the federal funds target range by 75 basis points (one basis point is equal to 0.01%) as job growth moderated while inflation remained above the Federal Reserve's target. In the first half of 2025, resilient economic data tempered rate-cut expectations and supported elevated short-term yields. As the year progressed, uncertainty related to employment, tariffs and fiscal policy contributed to a shift toward a more accommodative policy stance. By the end of the reporting period, markets were pricing two 25-basis-point cuts in 2026, potentially pointing to a gradual normalization of short-term rates.

Average Annual Total Returns*,† as of 12.31.25
	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	2.84%	2.22%	1.26%

The fund's past performance is not a good predictor of the fund's future performance.

Fund Statistics as of 12.31.25
Net Assets	$44,333,149
Total Number of Portfolio Holdings	17
Total Advisory Fees Paid	$230,089

*	The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

Guggenheim Investments	1

U.S. Government Money Market Fund | Variable Annuity	Annual Shareholder Report | December 31, 2025

What did the fund invest in?
Holdings Diversification (Market Exposure as a % of Net Assets) as of 12.31.25

FADN - Federal Agency Discount Note

FAN - Federal Agency Note

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

How has the fund changed over the reporting period?

There were no material changes for the period.

Availability of Additional Information.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

AR-C000010379-123125

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $992,768 and $959,158 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 and $0 for fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were $276,927 and $274,320 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1) The registrant’s pre-approval policy requires the Audit Committee to pre-approve any engagement of the registrant’s independent auditors to provide any services, other than “prohibited non-audit services,” to the registrant, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X). The independent auditors or the Chief Accounting Officer of the registrant (or an officer of the registrant who reports to the Chief Accounting Officer) report to the Audit Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee). The report includes a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee. The Audit Committee is also required to pre-approve any engagement of the registrant’s independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the registrant’s investment adviser (or any “control affiliate” of the investment adviser providing ongoing services to the registrant), if the engagement relates directly to the operations or financial reporting of the registrant (unless an exception is available under Rule 2-01 of Regulation S-X).

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $276,927 and $274,320, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

12.31.2025

Rydex Variable Trust Annual Financial Report

Sector Funds	Domestic Equity Funds
Banking Fund	Dow 2x Strategy Fund
Basic Materials Fund	Inverse Dow 2x Strategy Fund
Biotechnology Fund	Mid-Cap 1.5x Strategy Fund
Consumer Products Fund	Inverse Mid-Cap Strategy Fund
Electronics Fund	NASDAQ-100® Fund
Energy Fund	NASDAQ-100® 2x Strategy Fund
Energy Services Fund	Inverse NASDAQ-100® Strategy Fund
Financial Services Fund	Russell 2000® 1.5x Strategy Fund
Health Care Fund	Russell 2000® 2x Strategy Fund
Internet Fund	Inverse Russell 2000® Strategy Fund
Leisure Fund	Nova Fund
Precious Metals Fund	S&P 500® 2x Strategy Fund
Real Estate Fund	Inverse S&P 500® Strategy Fund
Retailing Fund	S&P 500® Pure Growth Fund
Technology Fund	S&P 500® Pure Value Fund
Telecommunications Fund	S&P MidCap 400® Pure Growth Fund
Transportation Fund	S&P MidCap 400® Pure Value Fund
Utilities Fund	S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund
Fixed Income Funds	International Equity Funds
Government Long Bond 1.2x Strategy Fund	Europe 1.25x Strategy Fund
Inverse Government Long Bond Strategy Fund	Japan 2x Strategy Fund
High Yield Strategy Fund
Specialty Funds	Alternatives Funds
Strengthening Dollar 2x Strategy Fund	Rydex Commodities Strategy Fund
Weakening Dollar 2x Strategy Fund	Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVT-ANN-1225X1226

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Funds Distributors, LLC.

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Financial Report)
BANKING FUND	3
BASIC MATERIALS FUND	8
BIOTECHNOLOGY FUND	13
CONSUMER PRODUCTS FUND	18
ELECTRONICS FUND	23
ENERGY FUND	28
ENERGY SERVICES FUND	33
FINANCIAL SERVICES FUND	38
HEALTH CARE FUND	44
INTERNET FUND	50
LEISURE FUND	55
PRECIOUS METALS FUND	60
REAL ESTATE FUND	65
RETAILING FUND	70
TECHNOLOGY FUND	75
TELECOMMUNICATIONS FUND	81
TRANSPORTATION FUND	86
UTILITIES FUND	91
DOW 2x STRATEGY FUND	96
INVERSE DOW 2x STRATEGY FUND	101
MID-CAP 1.5x STRATEGY FUND	106
INVERSE MID-CAP STRATEGY FUND	115
NASDAQ-100® FUND	120
NASDAQ-100® 2x STRATEGY FUND	127
INVERSE NASDAQ-100® STRATEGY FUND	133
RUSSELL 2000® 1.5x STRATEGY FUND	138
RUSSELL 2000® 2x STRATEGY FUND	162
INVERSE RUSSELL 2000® STRATEGY FUND	167
NOVA FUND	172
S&P 500® 2x STRATEGY FUND	182
INVERSE S&P 500® STRATEGY FUND	192
S&P 500® PURE GROWTH FUND	198
S&P 500® PURE VALUE FUND	203
S&P MIDCAP 400® PURE GROWTH FUND	208
S&P MIDCAP 400® PURE VALUE FUND	213
S&P SMALLCAP 600® PURE GROWTH FUND	218
S&P SMALLCAP 600® PURE VALUE FUND	224

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 1

TABLE OF CONTENTS (concluded)

GOVERNMENT LONG BOND 1.2x STRATEGY FUND	230
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	235
HIGH YIELD STRATEGY FUND	241
EUROPE 1.25x STRATEGY FUND	247
JAPAN 2x STRATEGY FUND	253
STRENGTHENING DOLLAR 2x STRATEGY FUND	258
WEAKENING DOLLAR 2x STRATEGY FUND	263
COMMODITIES STRATEGY FUND	268
GLOBAL MANAGED FUTURES STRATEGY FUND	273
MULTI-HEDGE STRATEGIES FUND	280
U.S. GOVERNMENT MONEY MARKET FUND	295
NOTES TO FINANCIAL STATEMENTS	300
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	331
OTHER INFORMATION	333
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	336
Item 9: Proxy Disclosures for Open-End Management Investment Companies	337
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies	338
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	339

2 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

SCHEDULE OF INVESTMENTS	December 31, 2025
BANKING FUND

	Shares	Value
COMMON STOCKS† - 98.8%

Banks - 93.1%
Citigroup, Inc.	2,592	$302,461
JPMorgan Chase & Co.	911	293,542
Bank of America Corp.	5,310	292,050
Wells Fargo & Co.	3,099	288,827
U.S. Bancorp	4,184	223,258
PNC Financial Services Group, Inc.	1,053	219,793
Bank of New York Mellon Corp.	1,876	217,785
Truist Financial Corp.	3,932	193,494
NU Holdings Limited/Cayman Islands — Class A*	11,514	192,744
State Street Corp.	1,110	143,201
M&T Bank Corp.	667	134,387
Fifth Third Bancorp	2,851	133,455
Huntington Bancshares, Inc.	7,199	124,903
Northern Trust Corp.	882	120,472
Citizens Financial Group, Inc.	2,039	119,098
Regions Financial Corp.	4,346	117,777
KeyCorp	5,655	116,719
First Citizens BancShares, Inc. — Class A	51	109,455
ICICI Bank Ltd. ADR	3,436	102,393
Toronto-Dominion Bank	1,055	99,381
East West Bancorp, Inc.	849	95,419
Bank of Nova Scotia	1,244	91,670
Royal Bank of Canada	533	90,871
HDFC Bank Ltd. ADR	2,435	88,975
Popular, Inc.	709	88,285
First Horizon Corp.	3,510	83,889
Comerica, Inc.	919	79,889
Webster Financial Corp.	1,227	77,227
Southstate Corp.	795	74,817
Barclays plc ADR	2,850	72,533
Western Alliance Bancorporation	849	71,375
Zions Bancorp North America	1,216	71,185
Columbia Banking System, Inc.	2,482	69,372
Grupo Financiero Galicia S.A. ADR*	1,251	67,479
Cadence Bank	1,569	67,216
Cullen/Frost Bankers, Inc.	529	66,987
Old National Bancorp	2,997	66,863
Commerce Bancshares, Inc.	1,233	64,535
HSBC Holdings plc ADR	820	64,509
Pinnacle Financial Partners, Inc.	671	64,020
Canadian Imperial Bank of Commerce	698	63,246
Synovus Financial Corp.	1,223	61,211
Prosperity Bancshares, Inc.	865	59,780
FNB Corp.	3,481	59,525
Wintrust Financial Corp.	424	59,284
UMB Financial Corp.	501	57,635
Valley National Bancorp	4,889	57,104
Bank of Montreal	438	56,848
UBS Group AG	1,212	56,128
United Bankshares, Inc.	1,446	55,526
Hancock Whitney Corp.	867	55,211
Deutsche Bank AG	1,382	53,290
Bank OZK	1,138	52,371
Flagstar Bank North America	3,983	50,146
ING Groep N.V. ADR	1,790	50,120
Banco Bradesco S.A. ADR	14,939	49,747
Associated Banc-Corp.	1,887	48,609
Eastern Bankshares, Inc.	2,594	47,807
Mitsubishi UFJ Financial Group, Inc. ADR	2,903	46,042
First Financial Bankshares, Inc.	1,517	45,313
Fulton Financial Corp.	2,315	44,749
Texas Capital Bancshares, Inc.*	476	43,097
Cathay General Bancorp	885	42,825
First Hawaiian, Inc.	1,685	42,631
First Interstate BancSystem, Inc. — Class A	1,220	42,212
WesBanco, Inc.	1,268	42,148
Seacoast Banking Corporation of Florida	1,322	41,537
International Bancshares Corp.	610	40,528
Bancorp, Inc.*	593	40,039
Simmons First National Corp. — Class A	2,097	39,529
CVB Financial Corp.	1,954	36,344
Independent Bank Corp.	433	31,644
BOK Financial Corp.	207	24,521
Pathward Financial, Inc.	260	18,460
Total Banks		6,677,518

Diversified Financial Services - 4.1%
Capital One Financial Corp.	1,207	292,529

Savings & Loans - 1.6%
Banc of California, Inc.	2,000	38,580
WaFd, Inc.	1,172	37,539
WSFS Financial Corp.	625	34,525
Total Savings & Loans		110,644

Total Common Stocks
(Cost $4,250,226)		7,080,691

PREFERRED STOCKS† - 1.0%
Banks - 1.0%
Itau Unibanco Holding S.A.
ADR	9,913	70,975
Total Preferred Stocks
(Cost $49,194)		70,975

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
BANKING FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.4%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$16,040	$16,040
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	16,040	16,040
Total Repurchase Agreements
(Cost $32,080)		32,080

Total Investments - 100.2%
(Cost $4,331,500)		$7,183,746
Other Assets & Liabilities, net - (0.2)%		(14,258)
Total Net Assets - 100.0%		$7,169,488

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,080,691	$—	$—	$7,080,691
Preferred Stocks	70,975	—	—	70,975
Repurchase Agreements	—	32,080	—	32,080
Total Assets	$7,151,666	$32,080	$—	$7,183,746

4 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $4,299,420)	$7,151,666
Repurchase agreements, at value (cost $32,080)	32,080
Receivables:
Dividends	14,988
Foreign tax reclaims	364
Interest	4
Total assets	7,199,102

Liabilities:
Payable for:
Professional fees	8,856
Management fees	5,158
Transfer agent fees	4,986
Printing fees	2,676
Fund shares redeemed	2,230
Investor service fees	1,517
Portfolio accounting and administration fees	637
Trustees’ fees*	56
Miscellaneous	3,498
Total liabilities	29,614
Net assets	$7,169,488

Net assets consist of:
Paid in capital	$4,984,749
Total distributable earnings (loss)	2,184,739
Net assets	$7,169,488
Capital shares outstanding	50,126
Net asset value per share	$143.03

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,889)	$159,372
Interest	1,517
Income from securities lending, net	370
Total investment income	161,259

Expenses:
Management fees	47,278
Investor service fees	13,905
Transfer agent fees	14,139
Professional fees	10,358
Portfolio accounting and administration fees	8,621
Custodian fees	785
Trustees’ fees*	522
Line of credit fees	14
Miscellaneous	6,379
Total expenses	102,001
Less:
Expenses reimbursed by Adviser	(2,781)
Net expenses	99,220
Net investment income	62,039

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,856)
Net realized loss	(12,856)
Net change in unrealized appreciation (depreciation) on:
Investments	1,436,496
Net change in unrealized appreciation (depreciation)	1,436,496
Net realized and unrealized gain	1,423,640
Net increase in net assets resulting from operations	$1,485,679

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 5

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$62,039	$39,311
Net realized gain (loss) on investments	(12,856)	309,218
Net change in unrealized appreciation (depreciation) on investments	1,436,496	(15,139)
Net increase in net assets resulting from operations	1,485,679	333,390

Distributions to shareholders	(39,311)	(62,928)

Capital share transactions:
Proceeds from sale of shares	6,864,352	4,737,554
Distributions reinvested	39,311	62,928
Cost of shares redeemed	(4,608,234)	(5,418,042)
Net increase (decrease) from capital share transactions	2,295,429	(617,560)
Net increase (decrease) in net assets	3,741,797	(347,098)

Net assets:
Beginning of year	3,427,691	3,774,789
End of year	$7,169,488	$3,427,691

Capital share activity:
Shares sold	57,083	43,844
Shares issued from reinvestment of distributions	305	596
Shares redeemed	(36,731)	(53,926)
Net increase (decrease) in shares	20,657	(9,486)

6 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$116.32	$96.90	$95.16	$116.67	$88.04
Income (loss) from investment operations:
Net investment income (loss)[a]	1.40	1.54	1.71	1.01	.82
Net gain (loss) on investments (realized and unrealized)	26.12	20.59	.95	(20.83)	28.58
Total from investment operations	27.52	22.13	2.66	(19.82)	29.40
Less distributions from:
Net investment income	(.81)	(2.71)	(.92)	(1.69)	(.77)
Total distributions	(.81)	(2.71)	(.92)	(1.69)	(.77)
Net asset value, end of period	$143.03	$116.32	$96.90	$95.16	$116.67

Total Return[b]	23.74%	23.11%	2.97%	(17.02%)	33.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,169	$3,428	$3,775	$3,650	$6,907
Ratios to average net assets:
Net investment income (loss)	1.12%	1.48%	2.02%	0.95%	0.73%
Total expenses	1.83%	1.80%	1.81%	1.77%	1.69%
Net expenses[c]	1.78%	1.75%	1.79%	1.77%	1.69%
Portfolio turnover rate	78%	177%	228%	375%	351%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS	December 31, 2025
BASIC MATERIALS FUND

	Shares	Value
COMMON STOCKS† - 100.3%

Mining - 39.9%
Newmont Corp.	2,271	$226,759
Freeport-McMoRan, Inc.	3,781	192,037
Barrick Mining Corp.	2,743	119,458
Agnico Eagle Mines Ltd.	616	104,430
Royal Gold, Inc.	432	96,029
Kinross Gold Corp.	3,291	92,675
Teck Resources Ltd. — Class B	1,898	90,895
Rio Tinto plc ADR	1,114	89,153
Pan American Silver Corp.	1,708	88,491
Wheaton Precious Metals Corp.	746	87,670
BHP Group Ltd. ADR	1,418	85,605
Alcoa Corp.	1,600	85,024
Anglogold Ashanti plc	980	83,574
Hudbay Minerals, Inc.	3,995	79,301
First Majestic Silver Corp.	4,751	79,152
Franco-Nevada Corp.	381	78,974
Alamos Gold, Inc. — Class A	2,044	78,858
IAMGOLD Corp.*	4,775	78,740
Southern Copper Corp.	543	77,904
Sibanye Stillwater Ltd. ADR*	5,416	77,178
Equinox Gold Corp.*	5,461	76,672
B2Gold Corp.	16,963	76,503
New Gold, Inc.*	8,600	74,906
Gold Fields Ltd. ADR	1,701	74,266
Hecla Mining Co.	3,807	73,056
Eldorado Gold Corp.*	2,013	72,307
Fortuna Mining Corp.*	7,236	70,985
Harmony Gold Mining Company Ltd. ADR	3,530	70,247
Endeavour Silver Corp.*	7,458	70,105
OR Royalties, Inc.	1,928	68,232
Coeur Mining, Inc.*	3,750	66,863
Novagold Resources, Inc.*	7,000	65,240
TMC the metals co, Inc.*	9,463	58,387
MP Materials Corp.*	1,127	56,936
SSR Mining, Inc.*	2,032	44,541
Century Aluminum Co.*	900	35,262
Perpetua Resources Corp.*	1,100	26,631
USA Rare Earth, Inc.*	1,701	20,242
US Antimony Corp.*	3,153	15,828
Total Mining		3,109,116

Chemicals - 28.7%
Linde plc	751	320,219
Sherwin-Williams Co.	590	191,178
Ecolab, Inc.	695	182,451
Air Products and Chemicals, Inc.	663	163,774
PPG Industries, Inc.	1,034	105,944
Albemarle Corp.	704	99,574
International Flavors & Fragrances, Inc.	1,429	96,300
DuPont de Nemours, Inc.	2,224	89,405
Dow, Inc.	3,770	88,143
Nutrien Ltd.	1,403	86,593
RPM International, Inc.	760	79,040
CF Industries Holdings, Inc.	971	75,097
LyondellBasell Industries N.V. — Class A	1,692	73,264
Solstice Advanced Materials, Inc.*	1,245	60,482
Eastman Chemical Co.	925	59,043
Axalta Coating Systems Ltd.*	1,824	58,933
Mosaic Co.	2,429	58,515
Element Solutions, Inc.	2,043	51,055
Celanese Corp. — Class A	1,140	48,199
Westlake Corp.	480	35,491
Olin Corp.	1,578	32,870
Sensient Technologies Corp.	329	30,910
FMC Corp.	2,084	28,905
Chemours Co.	2,370	27,942
Huntsman Corp.	2,744	27,440
Balchem Corp.	175	26,838
Innospec, Inc.	271	20,742
Hawkins, Inc.	141	20,030
Total Chemicals		2,238,377

Packaging & Containers - 9.2%
Packaging Corporation of America	462	95,278
Amcor plc	10,778	89,889
Smurfit WestRock plc	2,232	86,311
Ball Corp.	1,622	85,917
Crown Holdings, Inc.	765	78,772
AptarGroup, Inc.	522	63,663
Sealed Air Corp.	1,317	54,563
Sonoco Products Co.	1,071	46,739
Graphic Packaging Holding Co.	3,046	45,873
Silgan Holdings, Inc.	1,053	42,510
TriMas Corp.	720	25,524
Total Packaging & Containers		715,039

Building Materials - 8.6%
Martin Marietta Materials, Inc.	216	134,495
Vulcan Materials Co.	464	132,342
CRH plc	833	103,958
James Hardie Industries plc*	4,332	89,889
Cemex SAB de CV ADR	6,814	78,293
Louisiana-Pacific Corp.	596	48,133
Knife River Corp.*	589	41,436
Eagle Materials, Inc.	193	39,889
Total Building Materials		668,435

Iron & Steel - 7.9%
Nucor Corp.	806	131,467
Steel Dynamics, Inc.	625	105,906
Vale S.A. ADR	7,467	97,295
Reliance, Inc.	297	85,794
ArcelorMittal S.A.	1,576	71,818
Commercial Metals Co.	867	60,014
Cleveland-Cliffs, Inc.*	4,416	58,645
Total Iron & Steel		610,939

Biotechnology - 1.9%
Corteva, Inc.	2,238	150,013

Forest Products & Paper - 1.3%
International Paper Co.	2,562	100,917

8 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
BASIC MATERIALS FUND

	Shares	Value
Household Products & Housewares - 1.1%
Avery Dennison Corp.	456	$82,937

Coal - 0.8%
Warrior Met Coal, Inc.	538	47,435
Ramaco Resources, Inc. — Class A*	1,177	21,186
Total Coal		68,621

Housewares - 0.4%
Scotts Miracle-Gro Co. — Class A	627	36,586

Environmental Control - 0.3%
PureCycle Technologies, Inc.*	2,894	24,860

Energy-Alternate Sources - 0.2%
ASP Isotopes, Inc.*	2,693	14,408

Total Common Stocks
(Cost $4,104,649)		7,820,248

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$29,451	29,451
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	29,451	29,451
Total Repurchase Agreements
(Cost $58,902)		58,902

Total Investments - 101.1%
(Cost $4,163,551)		$7,879,150
Other Assets & Liabilities, net - (1.1)%		(88,233)
Total Net Assets - 100.0%		$7,790,917

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,820,248	$—	$—	$7,820,248
Repurchase Agreements	—	58,902	—	58,902
Total Assets	$7,820,248	$58,902	$—	$7,879,150

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 9

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $4,104,649)	$7,820,248
Repurchase agreements, at value (cost $58,902)	58,902
Receivables:
Securities sold	95,859
Dividends	10,678
Fund shares sold	78
Interest	6
Total assets	7,985,771

Liabilities:
Payable for:
Fund shares redeemed	164,048
Management fees	5,587
Transfer agent fees	5,505
Investor service fees	1,643
Portfolio accounting and administration fees	690
Trustees’ fees*	64
Miscellaneous	17,317
Total liabilities	194,854
Net assets	$7,790,917

Net assets consist of:
Paid in capital	$4,055,039
Total distributable earnings (loss)	3,735,878
Net assets	$7,790,917
Capital shares outstanding	65,980
Net asset value per share	$118.08

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,579)	$128,255
Interest	1,957
Income from securities lending, net	494
Total investment income	130,706

Expenses:
Management fees	55,220
Investor service fees	16,241
Transfer agent fees	17,430
Professional fees	11,378
Portfolio accounting and administration fees	10,069
Custodian fees	938
Trustees’ fees*	771
Line of credit fees	61
Miscellaneous	7,042
Total expenses	119,150
Less:
Expenses reimbursed by Adviser	(3,248)
Net expenses	115,902
Net investment income	14,804

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	850,782
Net realized gain	850,782
Net change in unrealized appreciation (depreciation) on:
Investments	1,012,276
Net change in unrealized appreciation (depreciation)	1,012,276
Net realized and unrealized gain	1,863,058
Net increase in net assets resulting from operations	$1,877,862

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

10 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,804	$19,624
Net realized gain on investments	850,782	751,953
Net change in unrealized appreciation (depreciation) on investments	1,012,276	(858,274)
Net increase (decrease) in net assets resulting from operations	1,877,862	(86,697)

Distributions to shareholders	(544,395)	(64,199)

Capital share transactions:
Proceeds from sale of shares	5,579,854	6,002,036
Distributions reinvested	544,395	64,199
Cost of shares redeemed	(5,704,662)	(7,074,068)
Net increase (decrease) from capital share transactions	419,587	(1,007,833)
Net increase (decrease) in net assets	1,753,054	(1,158,729)

Net assets:
Beginning of year	6,037,863	7,196,592
End of year	$7,790,917	$6,037,863

Capital share activity:
Shares sold	52,622	58,286
Shares issued from reinvestment of distributions	5,413	612
Shares redeemed	(53,563)	(68,251)
Net increase (decrease) in shares	4,472	(9,353)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 11

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$98.16	$101.56	$93.20	$105.96	$89.05
Income (loss) from investment operations:
Net investment income (loss)[a]	.24	.29	.49	.67	.34
Net gain (loss) on investments (realized and unrealized)	30.22	(2.75)	7.87	(11.01)	19.78
Total from investment operations	30.46	(2.46)	8.36	(10.34)	20.12
Less distributions from:
Net investment income	(1.61)	(.94)	—	(.56)	(.59)
Net realized gains	(8.93)	—	—	(1.86)	(2.62)
Total distributions	(10.54)	(.94)	—	(2.42)	(3.21)
Net asset value, end of period	$118.08	$98.16	$101.56	$93.20	$105.96

Total Return[b]	32.89%	(2.47%)	8.97%	(9.65%)	22.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,791	$6,038	$7,197	$7,995	$9,249
Ratios to average net assets:
Net investment income (loss)	0.23%	0.28%	0.51%	0.68%	0.33%
Total expenses	1.83%	1.78%	1.80%	1.77%	1.69%
Net expenses[c]	1.78%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	103%	100%	141%	185%	149%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

12 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
BIOTECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Biotechnology - 70.6%
Amgen, Inc.	1,777	$581,630
Gilead Sciences, Inc.	4,288	526,309
Vertex Pharmaceuticals, Inc.*	1,141	517,284
Regeneron Pharmaceuticals, Inc.	554	427,616
Alnylam Pharmaceuticals, Inc.*	855	339,991
Insmed, Inc.*	1,564	272,199
Biogen, Inc.*	1,392	244,978
BeOne Medicines Ltd. ADR*	794	241,225
United Therapeutics Corp.*	445	216,826
Royalty Pharma plc — Class A	5,545	214,259
Illumina, Inc.*	1,584	207,757
Incyte Corp.*	1,971	194,676
Revolution Medicines, Inc.*	2,298	183,036
Bridgebio Pharma, Inc.*	2,281	174,474
BioMarin Pharmaceutical, Inc.*	2,857	169,791
Ionis Pharmaceuticals, Inc.*	2,119	167,634
Argenx SE ADR*	199	167,349
Exelixis, Inc.*	3,765	165,020
Moderna, Inc.*	5,264	155,235
Avidity Biosciences, Inc.*	2,143	154,575
Roivant Sciences Ltd.*	6,565	142,460
Halozyme Therapeutics, Inc.*	2,082	140,119
Cytokinetics, Inc.*	2,143	136,166
Arrowhead Pharmaceuticals, Inc.*	2,021	134,174
CRISPR Therapeutics AG*	2,539	133,145
BioNTech SE ADR*	1,365	129,948
Amicus Therapeutics, Inc.*	8,407	119,716
PTC Therapeutics, Inc.*	1,537	116,750
Axsome Therapeutics, Inc.*	638	116,524
TG Therapeutics, Inc.*	3,220	95,988
Legend Biotech Corp. ADR*	4,285	93,156
ADMA Biologics, Inc.*	5,070	92,477
Travere Therapeutics, Inc.*	2,373	90,672
Viking Therapeutics, Inc.*	2,576	90,624
Scholar Rock Holding Corp.*	2,016	88,805
ACADIA Pharmaceuticals, Inc.*	3,293	87,956
Veracyte, Inc.*	2,079	87,526
Arcutis Biotherapeutics, Inc.*	2,919	84,768
Apellis Pharmaceuticals, Inc.*	3,138	78,827
Beam Therapeutics, Inc.*	2,727	75,592
Kymera Therapeutics, Inc.*	953	74,153
Liquidia Corp.*	2,123	73,222
Celcuity, Inc.*	721	71,913
Sarepta Therapeutics, Inc.*	3,296	70,930
Soleno Therapeutics, Inc.*	1,529	70,793
Nuvalent, Inc. — Class A*	675	67,898
Recursion Pharmaceuticals, Inc. — Class A*	16,064	65,702
Summit Therapeutics, Inc.*	3,619	63,296
Krystal Biotech, Inc.*	256	63,114
Ultragenyx Pharmaceutical, Inc.*	2,391	54,993
Arcellx, Inc.*	800	52,160
Intellia Therapeutics, Inc.*	5,203	46,775
Total Biotechnology		8,232,206

Pharmaceuticals - 21.3%
AbbVie, Inc.	3,864	882,885
AstraZeneca plc ADR	2,838	260,897
Viatris, Inc.	15,141	188,505
Neurocrine Biosciences, Inc.*	1,216	172,465
Jazz Pharmaceuticals plc*	923	156,910
Alkermes plc*	4,661	130,415
Cidara Therapeutics, Inc.*	534	117,955
Vaxcyte, Inc.*	2,543	117,334
Protagonist Therapeutics, Inc.*	1,226	107,079
Madrigal Pharmaceuticals, Inc.*	176	102,492
Rhythm Pharmaceuticals, Inc.*	892	95,480
Ascendis Pharma A/S ADR*	394	84,017
Mirum Pharmaceuticals, Inc.*	914	72,197
Total Pharmaceuticals		2,488,631

Healthcare-Products - 6.5%
Natera, Inc.*	1,161	265,973
Exact Sciences Corp.*	2,043	207,487
Guardant Health, Inc.*	1,673	170,880
Twist Bioscience Corp.*	2,065	65,502
GRAIL, Inc.*	483	41,340
Total Healthcare-Products		751,182

Healthcare-Services - 1.2%
Medpace Holdings, Inc.*	246	138,166

Total Common Stocks
(Cost $5,515,850)		11,610,185

RIGHTS† - 0.0%
Pharmaceuticals - 0.0%
Sanofi SA*	940	—
Novo Nordisk A/S*	1,848	—
Total Pharmaceuticals		—

Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$54,372	54,372
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	54,372	54,372
Total Repurchase Agreements
(Cost $108,744)		108,744

Total Investments - 100.5%
(Cost $5,624,594)		$11,718,929
Other Assets & Liabilities, net - (0.5)%		(56,583)
Total Net Assets - 100.0%		$11,662,346

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
BIOTECHNOLOGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,610,185		$—	$—	$11,610,185
Rights	—	*	—	—	—
Repurchase Agreements	—		108,744	—	108,744
Total Assets	$11,610,185		$108,744	$—	$11,718,929

*	Security has a market value of $0.

14 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $5,515,850)	$11,610,185
Repurchase agreements, at value (cost $108,744)	108,744
Receivables:
Securities sold	118,534
Fund shares sold	1,101
Foreign tax reclaims	475
Interest	11
Total assets	11,839,050

Liabilities:
Payable for:
Securities purchased	128,297
Management fees	8,741
Transfer agent fees	8,434
Investor service fees	2,571
Portfolio accounting and administration fees	1,080
Fund shares redeemed	323
Trustees’ fees*	100
Miscellaneous	27,158
Total liabilities	176,704
Net assets	$11,662,346

Net assets consist of:
Paid in capital	$5,976,843
Total distributable earnings (loss)	5,685,503
Net assets	$11,662,346
Capital shares outstanding	125,839
Net asset value per share	$92.68

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $96)	$76,943
Interest	3,490
Income from securities lending, net	2,395
Total investment income	82,828

Expenses:
Management fees	88,980
Investor service fees	26,171
Transfer agent fees	28,409
Professional fees	19,787
Portfolio accounting and administration fees	16,226
Custodian fees	1,513
Trustees’ fees*	1,298
Line of credit fees	9
Miscellaneous	9,702
Total expenses	192,095
Less:
Expenses reimbursed by Adviser	(5,234)
Net expenses	186,861
Net investment loss	(104,033)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,769,923
Net realized gain	1,769,923
Net change in unrealized appreciation (depreciation) on:
Investments	1,125,753
Net change in unrealized appreciation (depreciation)	1,125,753
Net realized and unrealized gain	2,895,676
Net increase in net assets resulting from operations	$2,791,643

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 15

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(104,033)	$(96,553)
Net realized gain on investments	1,769,923	1,041,013
Net change in unrealized appreciation (depreciation) on investments	1,125,753	(1,186,931)
Net increase (decrease) in net assets resulting from operations	2,791,643	(242,471)

Distributions to shareholders	(445,120)	(957,725)

Capital share transactions:
Proceeds from sale of shares	52,595,815	97,129,737
Distributions reinvested	445,120	957,725
Cost of shares redeemed	(53,692,483)	(99,129,808)
Net decrease from capital share transactions	(651,548)	(1,042,346)
Net increase (decrease) in net assets	1,694,975	(2,242,542)

Net assets:
Beginning of year	9,967,371	12,209,913
End of year	$11,662,346	$9,967,371

Capital share activity:
Shares sold	674,934	1,203,256
Shares issued from reinvestment of distributions	6,073	11,803
Shares redeemed	(688,360)	(1,229,202)
Net decrease in shares	(7,353)	(14,143)

16 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$74.83	$82.87	$79.37	$99.09	$107.01
Income (loss) from investment operations:
Net investment income (loss)[a]	(.78)	(.67)	(.58)	(.57)	(1.04)
Net gain (loss) on investments (realized and unrealized)	22.35	.09 [d]	4.90	(12.71)	3.01
Total from investment operations	21.57	(.58)	4.32	(13.28)	1.97
Less distributions from:
Net realized gains	(3.72)	(7.46)	(.82)	(6.44)	(9.89)
Total distributions	(3.72)	(7.46)	(.82)	(6.44)	(9.89)
Net asset value, end of period	$92.68	$74.83	$82.87	$79.37	$99.09

Total Return[b]	30.12%	(1.40%)	5.53%	(13.31%)	1.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,662	$9,967	$12,210	$16,531	$22,626
Ratios to average net assets:
Net investment income (loss)	(0.99%)	(0.82%)	(0.75%)	(0.70%)	(0.98%)
Total expenses	1.84%	1.79%	1.80%	1.77%	1.69%
Net expenses[c]	1.79%	1.74%	1.78%	1.77%	1.69%
Portfolio turnover rate	553%	893%	74%	116%	118%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 17

SCHEDULE OF INVESTMENTS	December 31, 2025
CONSUMER PRODUCTS FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Food - 31.3%
Mondelez International, Inc. — Class A	2,837	$152,716
Kroger Co.	1,781	111,277
Hershey Co.	606	110,280
Sysco Corp.	1,456	107,293
General Mills, Inc.	1,946	90,489
Kraft Heinz Co.	3,415	82,814
Tyson Foods, Inc. — Class A	1,377	80,720
McCormick & Company, Inc.	1,143	77,850
US Foods Holding Corp.*	971	73,136
Performance Food Group Co.*	715	64,293
J M Smucker Co.	574	56,143
Conagra Brands, Inc.	2,989	51,739
Sprouts Farmers Market, Inc.*	630	50,192
Hormel Foods Corp.	2,012	47,684
Ingredion, Inc.	432	47,632
Albertsons Companies, Inc. — Class A	2,714	46,599
The Campbell’s Co.	1,496	41,693
Post Holdings, Inc.*	392	38,828
Lamb Weston Holdings, Inc.	873	36,570
Cal-Maine Foods, Inc.	413	32,862
Flowers Foods, Inc.	2,435	26,493
Simply Good Foods Co.*	1,275	25,602
Pilgrim’s Pride Corp.	582	22,692
Chefs’ Warehouse, Inc.*	362	22,563
Marzetti Co.	135	22,197
Smithfield Foods, Inc.	820	18,311
J & J Snack Foods Corp.	190	17,170
Grocery Outlet Holding Corp.*	1,658	16,746
Total Food		1,572,584

Beverages - 28.0%
Coca-Cola Co.	3,740	261,463
PepsiCo, Inc.	1,577	226,331
Monster Beverage Corp.*	1,801	138,083
Keurig Dr Pepper, Inc.	3,817	106,914
Coca-Cola Europacific Partners plc	996	90,337
Constellation Brands, Inc. — Class A	546	75,326
Coca-Cola Consolidated, Inc.	421	64,539
Anheuser-Busch InBev S.A. ADR	980	62,759
Brown-Forman Corp. — Class B	2,178	56,759
Celsius Holdings, Inc.*	1,202	54,980
Diageo plc ADR	619	53,401
Molson Coors Beverage Co. — Class B	1,110	51,815
Ambev S.A. ADR	20,649	51,003
Fomento Economico Mexicano SAB de CV ADR	500	50,535
Primo Brands Corp. — Class A	2,233	36,510
Vita Coco Company, Inc.*	542	28,731
Total Beverages		1,409,486

Cosmetics & Personal Care - 16.4%
Procter & Gamble Co.	2,099	300,807
Colgate-Palmolive Co.	1,856	146,661
Estee Lauder Companies, Inc. — Class A	1,018	106,605
Kenvue, Inc.	5,987	103,276
Unilever plc ADR	959	62,718
Oddity Tech Ltd. — Class A*	1,243	49,944
elf Beauty, Inc.*	496	37,716
Inter Parfums, Inc.	183	15,524
Total Cosmetics & Personal Care		823,251

Agriculture - 14.5%
Philip Morris International, Inc.	1,656	265,622
Altria Group, Inc.	3,071	177,074
Archer-Daniels-Midland Co.	1,614	92,789
British American Tobacco plc ADR	1,203	68,114
Bunge Global S.A.	745	66,365
Darling Ingredients, Inc.*	1,156	41,616
Vital Farms, Inc.*	598	19,100
Total Agriculture		730,680

Household Products & Housewares - 5.6%
Kimberly-Clark Corp.	1,026	103,513
Church & Dwight Company, Inc.	974	81,670
Clorox Co.	626	63,120
Reynolds Consumer Products, Inc.	850	19,482
WD-40 Co.	69	13,586
Total Household Products & Housewares		281,371

Retail - 2.2%
Casey’s General Stores, Inc.	148	81,801
Freshpet, Inc.*	499	30,404
Total Retail		112,205

Internet - 1.0%
Maplebear, Inc.*	1,176	52,896

Pharmaceuticals - 0.6%
BellRing Brands, Inc.*	1,111	29,697

Total Common Stocks
(Cost $2,587,729)		5,012,170

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$11,504	11,504
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	11,503	11,503
Total Repurchase Agreements
(Cost $23,007)		23,007

Total Investments - 100.1%
(Cost $2,610,736)		$5,035,177
Other Assets & Liabilities, net - (0.1)%		(5,178)
Total Net Assets - 100.0%		$5,029,999

18 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
CONSUMER PRODUCTS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,012,170	$—	$—	$5,012,170
Repurchase Agreements	—	23,007	—	23,007
Total Assets	$5,012,170	$23,007	$—	$5,035,177

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 19

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $2,587,729)	$5,012,170
Repurchase agreements, at value (cost $23,007)	23,007
Receivables:
Dividends	15,306
Fund shares sold	4,922
Interest	2
Total assets	5,055,407

Liabilities:
Payable for:
Professional fees	8,949
Transfer agent fees	4,387
Management fees	3,690
Printing fees	2,704
Fund shares redeemed	1,125
Investor service fees	1,085
Portfolio accounting and administration fees	456
Trustees’ fees*	54
Miscellaneous	2,958
Total liabilities	25,408
Net assets	$5,029,999

Net assets consist of:
Paid in capital	$2,508,195
Total distributable earnings (loss)	2,521,804
Net assets	$5,029,999
Capital shares outstanding	81,821
Net asset value per share	$61.48

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$170,087
Interest	1,515
Income from securities lending, net	138
Total investment income	171,740

Expenses:
Management fees	47,774
Transfer agent	15,526
Investor service fees	14,051
Professional fees	11,043
Portfolio accounting and administration fees	8,712
Custodian fees	818
Trustees’ fees*	745
Line of credit fees	5
Miscellaneous	4,504
Total expenses	103,178
Less:
Expenses reimbursed by Adviser	(2,810)
Net expenses	100,368
Net investment income	71,372

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	517,798
Net realized gain	517,798
Net change in unrealized appreciation (depreciation) on:
Investments	(783,999)
Net change in unrealized appreciation (depreciation)	(783,999)
Net realized and unrealized loss	(266,201)
Net decrease in net assets resulting from operations	$(194,829)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

20 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$71,372	$81,209
Net realized gain on investments	517,798	1,460,699
Net change in unrealized appreciation (depreciation) on investments	(783,999)	(1,288,294)
Net increase (decrease) in net assets resulting from operations	(194,829)	253,614

Distributions to shareholders	(535,988)	(101,574)

Capital share transactions:
Proceeds from sale of shares	1,972,238	41,746,626
Distributions reinvested	535,988	101,574
Cost of shares redeemed	(2,732,173)	(44,593,098)
Net decrease from capital share transactions	(223,947)	(2,744,898)
Net decrease in net assets	(954,764)	(2,592,858)

Net assets:
Beginning of year	5,984,763	8,577,621
End of year	$5,029,999	$5,984,763

Capital share activity:
Shares sold	28,508	582,865
Shares issued from reinvestment of distributions	8,109	1,439
Shares redeemed	(39,949)	(624,659)
Net decrease in shares	(3,332)	(40,355)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 21

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$70.28	$68.34	$71.96	$77.68	$70.88
Income (loss) from investment operations:
Net investment income (loss)[a]	.86	.75	.65	.81	.50
Net gain (loss) on investments (realized and unrealized)	(2.84)	2.27	(2.99)	(1.66)	7.00
Total from investment operations	(1.98)	3.02	(2.34)	(.85)	7.50
Less distributions from:
Net investment income	(1.03)	(1.08)	(.93)	(.54)	(.64)
Net realized gains	(5.79)	—	(.35)	(4.33)	(.06)
Total distributions	(6.82)	(1.08)	(1.28)	(4.87)	(.70)
Net asset value, end of period	$61.48	$70.28	$68.34	$71.96	$77.68

Total Return[b]	(3.52%)	4.42%	(3.30%)	(0.91%)	10.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,030	$5,985	$8,578	$12,833	$15,675
Ratios to average net assets:
Net investment income (loss)	1.27%	1.05%	0.92%	1.10%	0.68%
Total expenses	1.84%	1.78%	1.80%	1.77%	1.69%
Net expenses[c]	1.79%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	49%	558%	126%	149%	162%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

22 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
ELECTRONICS FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Semiconductors - 92.0%
NVIDIA Corp.	18,152	$3,385,348
Broadcom, Inc.	5,378	1,861,326
Micron Technology, Inc.	3,332	950,986
Advanced Micro Devices, Inc.*	4,299	920,674
Lam Research Corp.	4,350	744,633
Applied Materials, Inc.	2,752	707,236
QUALCOMM, Inc.	3,899	666,924
KLA Corp.	519	630,627
Texas Instruments, Inc.	3,562	617,971
Intel Corp.*	16,367	603,942
Analog Devices, Inc.	2,087	565,994
Marvell Technology, Inc.	4,982	423,370
Monolithic Power Systems, Inc.	343	310,881
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,020	309,968
NXP Semiconductor N.V.	1,371	297,589
Microchip Technology, Inc.	4,416	281,388
ASML Holding N.V. — Class G	263	281,373
Teradyne, Inc.	1,389	268,855
Astera Labs, Inc.*	1,389	231,074
ON Semiconductor Corp.*	4,247	229,975
ARM Holdings plc ADR*	1,660	181,455
STMicroelectronics N.V. — Class Y	6,244	161,969
MKS, Inc.	999	159,640
MACOM Technology Solutions Holdings, Inc.*	932	159,633
ASE Technology Holding Company Ltd. ADR	9,645	155,284
United Microelectronics Corp. ADR	19,680	154,685
Lattice Semiconductor Corp.*	2,052	150,986
Skyworks Solutions, Inc.	2,356	149,394
Rambus, Inc.*	1,602	147,208
Tower Semiconductor Ltd.*	1,231	144,544
Onto Innovation, Inc.*	903	142,548
Nova Ltd.*	429	140,879
Kulicke & Soffa Industries, Inc.	3,068	139,778
Qorvo, Inc.*	1,609	135,977
Silicon Motion Technology Corp. ADR	1,461	135,435
Camtek Ltd.*	1,258	133,782
Semtech Corp.*	1,695	124,905
SiTime Corp.*	353	124,676
Cirrus Logic, Inc.*	1,001	118,619
FormFactor, Inc.*	1,820	101,520
Amkor Technology, Inc.	2,509	99,055
Impinj, Inc.*	546	95,009
GLOBALFOUNDRIES, Inc.*	2,598	90,722
Allegro MicroSystems, Inc.*	3,386	89,323
Ambarella, Inc.*	1,143	80,970
Synaptics, Inc.*	1,087	80,460
Silicon Laboratories, Inc.*	570	74,499
Axcelis Technologies, Inc.*	927	74,475
ACM Research, Inc. — Class A*	1,875	73,969
Diodes, Inc.*	1,475	72,777
Power Integrations, Inc.	1,914	68,024
Veeco Instruments, Inc.*	2,099	59,989
MaxLinear, Inc. — Class A*	3,408	59,401
Navitas Semiconductor Corp.*	7,305	52,158
Penguin Solutions, Inc.*	2,427	47,472
Total Semiconductors		18,271,354

Energy-Alternate Sources - 3.2%
First Solar, Inc.*	960	250,781
SolarEdge Technologies, Inc.*	5,035	145,260
Canadian Solar, Inc.*	5,928	140,908
Enphase Energy, Inc.*	3,104	99,483
Total Energy-Alternate Sources		636,432

Telecommunications - 1.2%
Credo Technology Group Holding Ltd.*	1,639	235,836

Chemicals - 1.0%
Qnity Electronics, Inc.	2,518	205,595

Miscellaneous Manufacturing - 0.8%
Entegris, Inc.	1,992	167,826

Computers - 0.6%
Rigetti Computing, Inc.*	5,444	120,585

Electrical Components & Equipment - 0.6%
Universal Display Corp.	962	112,342

Total Common Stocks
(Cost $7,490,986)		19,749,970

	Face Amount
REPURCHASE AGREEMENTS††,1 - 10.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$1,071,140	1,071,140
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,071,140	1,071,140
Total Repurchase Agreements
(Cost $2,142,280)		2,142,280

Total Investments - 110.2%
(Cost $9,633,266)		$21,892,250
Other Assets & Liabilities, net - (10.2)%		(2,032,992)
Total Net Assets - 100.0%		$19,859,258

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
ELECTRONICS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$19,749,970	$—	$—	$19,749,970
Repurchase Agreements	—	2,142,280	—	2,142,280
Total Assets	$19,749,970	$2,142,280	$—	$21,892,250

24 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $7,490,986)	$19,749,970
Repurchase agreements, at value (cost $2,142,280)	2,142,280
Receivables:
Fund shares sold	9,447
Dividends	4,143
Interest	227
Total assets	21,906,067

Liabilities:
Payable for:
Securities purchased	1,966,879
Transfer agent fees	13,377
Management fees	12,888
Investor service fees	3,790
Portfolio accounting and administration fees	1,592
Fund shares redeemed	1,420
Trustees’ fees*	173
Miscellaneous	46,690
Total liabilities	2,046,809
Net assets	$19,859,258

Net assets consist of:
Paid in capital	$8,931,465
Total distributable earnings (loss)	10,927,793
Net assets	$19,859,258
Capital shares outstanding	92,638
Net asset value per share	$214.37

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,067)	$123,723
Interest	6,428
Income from securities lending, net	15,742
Total investment income	145,893

Expenses:
Management fees	149,902
Investor service fees	44,088
Transfer agent fees	52,173
Professional fees	34,479
Portfolio accounting and administration fees	27,334
Trustees’ fees*	2,967
Custodian fees	2,649
Line of credit fees	36
Miscellaneous	9,797
Total expenses	323,425
Less:
Expenses reimbursed by Adviser	(8,818)
Net expenses	314,607
Net investment loss	(168,714)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,370,503
Net realized gain	2,370,503
Net change in unrealized appreciation (depreciation) on:
Investments	(1,908,790)
Net change in unrealized appreciation (depreciation)	(1,908,790)
Net realized and unrealized gain	461,713
Net increase in net assets resulting from operations	$292,999

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 25

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(168,714)	$(300,801)
Net realized gain on investments	2,370,503	6,547,055
Net change in unrealized appreciation (depreciation) on investments	(1,908,790)	(398,798)
Net increase in net assets resulting from operations	292,999	5,847,456

Distributions to shareholders	(5,140,185)	(459,070)

Capital share transactions:
Proceeds from sale of shares	14,500,162	14,157,280
Distributions reinvested	5,140,185	459,070
Cost of shares redeemed	(23,840,625)	(26,449,667)
Net decrease from capital share transactions	(4,200,278)	(11,833,317)
Net decrease in net assets	(9,047,464)	(6,444,931)

Net assets:
Beginning of year	28,906,722	35,351,653
End of year	$19,859,258	$28,906,722

Capital share activity:
Shares sold	68,442	59,399
Shares issued from reinvestment of distributions	29,565	1,776
Shares redeemed	(128,711)	(110,795)
Net decrease in shares	(30,704)	(49,620)

26 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$234.36	$204.39	$135.09	$210.77	$162.39
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.04)	(2.01)	(1.04)	(.99)	(1.50)
Net gain (loss) on investments (realized and unrealized)	77.12	35.29	74.72	(67.42)	60.92
Total from investment operations	75.08	33.28	73.68	(68.41)	59.42
Less distributions from:
Net realized gains	(95.07)	(3.31)	(4.38)	(7.27)	(11.04)
Total distributions	(95.07)	(3.31)	(4.38)	(7.27)	(11.04)
Net asset value, end of period	$214.37	$234.36	$204.39	$135.09	$210.77

Total Return[b]	41.49%	16.13%	54.75%	(32.70%)	38.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,859	$28,907	$35,352	$10,807	$16,564
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(0.85%)	(0.60%)	(0.62%)	(0.82%)
Total expenses	1.83%	1.78%	1.81%	1.77%	1.70%
Net expenses[c]	1.78%	1.73%	1.78%	1.77%	1.70%
Portfolio turnover rate	84%	52%	70%	115%	197%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS	December 31, 2025
ENERGY FUND

	Shares	Value
COMMON STOCKS† - 99.0%

Oil & Gas - 59.8%
Exxon Mobil Corp.	4,659	$560,664
Chevron Corp.	2,782	424,005
ConocoPhillips	2,818	263,793
EOG Resources, Inc.	1,759	184,713
Valero Energy Corp.	1,064	173,208
Phillips 66	1,323	170,720
Marathon Petroleum Corp.	1,006	163,606
Equities Corp.	2,640	141,504
Occidental Petroleum Corp.	3,304	135,860
Diamondback Energy, Inc.	862	129,584
Shell plc ADR	1,741	127,929
Expand Energy Corp.	1,143	126,141
Devon Energy Corp.	3,233	118,425
Canadian Natural Resources Ltd.	3,401	115,124
Coterra Energy, Inc. — Class A	4,217	110,991
BP plc ADR	2,986	103,704
Suncor Energy, Inc.	2,213	98,169
Petroleo Brasileiro S.A. - Petrobras ADR	8,206	97,241
Cenovus Energy, Inc.	5,502	93,094
Viper Energy, Inc. — Class A	2,327	89,892
Permian Resources Corp.	5,919	83,044
Antero Resources Corp.*	2,271	78,259
Ovintiv, Inc.	1,986	77,831
Equinor ASA ADR	3,143	74,269
APA Corp.	2,932	71,717
Range Resources Corp.	2,013	70,978
Texas Pacific Land Corp.	229	65,773
HF Sinclair Corp.	1,411	65,019
Transocean Ltd.*	15,424	63,701
Weatherford International plc	733	57,365
Chord Energy Corp.	594	55,064
Matador Resources Co.	1,262	53,559
CNX Resources Corp.*	1,406	51,699
Murphy Oil Corp.	1,592	49,750
Magnolia Oil & Gas Corp. — Class A	2,248	49,209
Noble Corporation plc	1,551	43,800
California Resources Corp.	964	43,100
Valaris Ltd.*	766	38,606
Patterson-UTI Energy, Inc.	6,081	37,155
Civitas Resources, Inc.	1,340	36,301
Comstock Resources, Inc.*	1,544	35,790
SM Energy Co.	1,896	35,455
PBF Energy, Inc. — Class A	1,306	35,419
Northern Oil & Gas, Inc.	1,622	34,824
Sable Offshore Corp.*	3,584	32,328
Delek US Holdings, Inc.	1,044	30,965
Par Pacific Holdings, Inc.*	858	30,150
Total Oil & Gas		4,829,497

Pipelines - 18.3%
Williams Companies, Inc.	3,499	210,325
Kinder Morgan, Inc.	6,660	183,083
ONEOK, Inc.	2,297	168,830
Cheniere Energy, Inc.	822	159,789
Targa Resources Corp.	836	154,242
Enbridge, Inc.	2,282	109,148
DT Midstream, Inc.	718	85,930
TC Energy Corp.	1,524	83,835
Golar LNG Ltd.	1,867	69,471
Pembina Pipeline Corp.	1,617	61,543
Antero Midstream Corp.	3,344	59,490
Venture Global, Inc. — Class A	7,909	53,939
Kinetik Holdings, Inc. — Class A	1,420	51,191
NextDecade Corp.*	3,854	20,311
Total Pipelines		1,471,127

Oil & Gas Services - 9.0%
SLB Ltd.	4,715	180,962
Baker Hughes Co.	3,601	163,989
Halliburton Co.	3,971	112,220
TechnipFMC plc	1,921	85,600
NOV, Inc.	3,646	56,987
Kodiak Gas Services, Inc.	1,187	44,394
Solaris Energy Infrastructure, Inc. — Class A	899	41,327
Liberty Energy, Inc. — Class A	2,193	40,483
Total Oil & Gas Services		725,962

Mining - 4.8%
Cameco Corp.	1,293	118,297
Uranium Energy Corp.*	6,974	81,456
NexGen Energy Ltd.*	6,265	57,638
Denison Mines Corporation*	19,018	50,588
Energy Fuels, Inc.*	2,884	41,933
Centrus Energy Corp. — Class A*	143	34,715
Total Mining		384,627

Energy-Alternate Sources - 4.0%
First Solar, Inc.*	477	124,607
SolarEdge Technologies, Inc.*	2,765	79,770
Enphase Energy, Inc.*	1,543	49,453
Sunrun, Inc.*	2,649	48,742
Plug Power, Inc.*	12,398	24,424
Total Energy-Alternate Sources		326,996

Coal - 1.0%
Peabody Energy Corp.	1,559	46,302
Core Natural Resources, Inc.	369	32,660
Total Coal		78,962

Transportation - 0.7%
Frontline plc	2,622	57,212

Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	1,485	57,098

Retail - 0.7%
Murphy USA, Inc.	135	54,475

Total Common Stocks
(Cost $3,246,361)		7,985,956

28 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
ENERGY FUND

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 0.9%
Energy - 0.9%
Western Midstream Partners, LP	1,945	$76,828
Total Master Limited Partnerships
(Cost $76,675)		76,828

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$15,836	15,836
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	15,836	15,836
Total Repurchase Agreements
(Cost $31,672)		$31,672

Total Investments - 100.3%
(Cost $3,354,708)		$8,094,456
Other Assets & Liabilities, net - (0.3)%		(26,065)
Total Net Assets - 100.0%		$8,068,391

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,985,956	$—	$—	$7,985,956
Master Limited Partnership	76,828	—	—	76,828
Repurchase Agreements	—	31,672	—	31,672
Total Assets	$8,062,784	$31,672	$—	$8,094,456

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 29

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $3,323,036)	$8,062,784
Repurchase agreements, at value (cost $31,672)	31,672
Cash	2,084
Receivables:
Securities sold	76,720
Dividends	9,404
Fund shares sold	2,309
Interest	3
Total assets	8,184,976

Liabilities:
Payable for:
Fund shares redeemed	74,271
Professional fees	15,601
Transfer agent fees	7,603
Management fees	6,675
Investor service fees	1,963
Portfolio accounting and administration fees	825
Trustees’ fees*	93
Miscellaneous	9,554
Total liabilities	116,585
Net assets	$8,068,391

Net assets consist of:
Paid in capital	$4,998,817
Total distributable earnings (loss)	3,069,574
Net assets	$8,068,391
Capital shares outstanding	31,907
Net asset value per share	$252.87

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $5,090)	$289,385
Interest	2,826
Income from securities lending, net	2,156
Total investment income	294,367

Expenses:
Management fees	83,286
Investor service fees	24,496
Transfer agent fees	27,064
Professional fees	19,587
Portfolio accounting and administration fees	15,187
Custodian fees	1,427
Trustees’ fees*	1,303
Line of credit fees	13
Miscellaneous	7,492
Total expenses	179,855
Less:
Expenses reimbursed by Adviser	(4,899)
Net expenses	174,956
Net investment income	119,411

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	614,702
Net realized gain	614,702
Net change in unrealized appreciation (depreciation) on:
Investments	(1,100,300)
Net change in unrealized appreciation (depreciation)	(1,100,300)
Net realized and unrealized loss	(485,598)
Net decrease in net assets resulting from operations	$(366,187)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

30 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$119,411	$189,213
Net realized gain on investments	614,702	2,155,145
Net change in unrealized appreciation (depreciation) on investments	(1,100,300)	(1,945,872)
Net increase (decrease) in net assets resulting from operations	(366,187)	398,486

Distributions to shareholders	(194,317)	(356,907)

Capital share transactions:
Proceeds from sale of shares	48,842,953	169,034,724
Distributions reinvested	194,317	356,907
Cost of shares redeemed	(50,235,135)	(176,181,571)
Net decrease from capital share transactions	(1,197,865)	(6,789,940)
Net decrease in net assets	(1,758,369)	(6,748,361)

Net assets:
Beginning of year	9,826,760	16,575,121
End of year	$8,068,391	$9,826,760

Capital share activity:
Shares sold	195,566	650,246
Shares issued from reinvestment of distributions	822	1,369
Shares redeemed	(205,425)	(678,172)
Net decrease in shares	(9,037)	(26,557)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 31

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$240.00	$245.55	$251.65	$171.83	$114.99
Income (loss) from investment operations:
Net investment income (loss)[a]	2.95	3.13	4.00	5.48	2.42
Net gain (loss) on investments (realized and unrealized)	14.73 [d]	(2.47)[e]	(.13)	77.00	55.43
Total from investment operations	17.68	.66	3.87	82.48	57.85
Less distributions from:
Net investment income	(4.81)	(6.21)	(9.97)	(2.66)	(1.01)
Total distributions	(4.81)	(6.21)	(9.97)	(2.66)	(1.01)
Net asset value, end of period	$252.87	$240.00	$245.55	$251.65	$171.83

Total Return[b]	7.51%	0.07%	1.61%	48.29%	50.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,068	$9,827	$16,575	$23,477	$16,714
Ratios to average net assets:
Net investment income (loss)	1.22%	1.23%	1.63%	2.38%	1.51%
Total expenses	1.84%	1.78%	1.81%	1.77%	1.69%
Net expenses[c]	1.79%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	519%	1,179%	229%	307%	316%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

32 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
ENERGY SERVICES FUND

	Shares	Value
COMMON STOCKS† - 99.1%

Oil & Gas Services - 68.7%
SLB Ltd.	8,841	$339,318
Baker Hughes Co.	6,751	307,441
Halliburton Co.	7,447	210,452
TechnipFMC plc	2,726	121,471
NOV, Inc.	6,832	106,784
Archrock, Inc.	3,738	97,263
Kodiak Gas Services, Inc.	2,226	83,252
Solaris Energy Infrastructure, Inc. — Class A	1,686	77,505
Liberty Energy, Inc. — Class A	4,110	75,871
Oceaneering International, Inc.*	2,850	68,486
Select Water Solutions, Inc. — Class A	5,849	61,531
Expro Group Holdings N.V.*	3,835	51,197
Tidewater, Inc.*	963	48,641
TETRA Technologies, Inc.*	5,183	48,565
National Energy Services Reunited Corp.*	2,850	44,631
Helix Energy Solutions Group, Inc.*	6,527	40,924
ProPetro Holding Corp.*	4,146	39,428
Atlas Energy Solutions, Inc.	3,936	37,077
ProFrac Holding Corp. — Class A*	3,913	15,222
Total Oil & Gas Services		1,875,059

Oil & Gas - 24.1%
Weatherford International plc	1,375	107,607
Transocean Ltd.*	23,053	95,209
Noble Corporation plc	2,907	82,094
Valaris Ltd.*	1,435	72,324
Helmerich & Payne, Inc.	2,466	70,725
Borr Drilling Ltd.*	17,389	70,078
Patterson-UTI Energy, Inc.	11,396	69,629
Seadrill Ltd.*	1,999	69,165
Nabors Industries Ltd.*	412	22,372
Total Oil & Gas		659,203

Metal Fabricate & Hardware - 3.2%
Tenaris S.A. ADR	2,265	87,089

Machinery-Diversified - 3.1%
Cactus, Inc. — Class A	1,890	86,335

Total Common Stocks
(Cost $1,266,434)		2,707,686

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$12,001	12,001
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	12,000	12,000
Total Repurchase Agreements
(Cost $24,001)		24,001

Total Investments - 100.0%
(Cost $1,290,435)		$2,731,687
Other Assets & Liabilities, net - 0.0%		(992)
Total Net Assets - 100.0%		$2,730,695

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,707,686	$—	$—	$2,707,686
Repurchase Agreements	—	24,001	—	24,001
Total Assets	$2,707,686	$24,001	$—	$2,731,687

34 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,266,434)	$2,707,686
Repurchase agreements, at value (cost $24,001)	24,001
Receivables:
Fund shares sold	10,919
Dividends	2,807
Interest	3
Total assets	2,745,416

Liabilities:
Payable for:
Professional fees	5,620
Transfer agent fees	2,393
Management fees	2,038
Fund shares redeemed	1,018
Investor service fees	599
Portfolio accounting and administration fees	252
Trustees’ fees*	31
Miscellaneous	2,770
Total liabilities	14,721
Net assets	$2,730,695

Net assets consist of:
Paid in capital	$11,709,803
Total distributable earnings (loss)	(8,979,108)
Net assets	$2,730,695
Capital shares outstanding	8,870
Net asset value per share	$307.86

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $12)	$68,957
Interest	1,418
Income from securities lending, net	594
Total investment income	70,969

Expenses:
Management fees	30,000
Investor service fees	8,824
Transfer agent fees	9,937
Professional fees	7,825
Portfolio accounting and administration fees	5,471
Custodian fees	514
Trustees’ fees*	494
Line of credit fees	47
Miscellaneous	1,775
Total expenses	64,887
Less:
Expenses reimbursed by Adviser	(1,765)
Net expenses	63,122
Net investment income	7,847

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(98,841)
Net realized loss	(98,841)
Net change in unrealized appreciation (depreciation) on:
Investments	(467,655)
Net change in unrealized appreciation (depreciation)	(467,655)
Net realized and unrealized loss	(566,496)
Net decrease in net assets resulting from operations	$(558,649)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 35

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,847	$1,990
Net realized gain (loss) on investments	(98,841)	945,153
Net change in unrealized appreciation (depreciation) on investments	(467,655)	(1,283,912)
Net decrease in net assets resulting from operations	(558,649)	(336,769)

Distributions to shareholders	(1,990)	—

Capital share transactions:
Proceeds from sale of shares	84,100,714	14,405,185
Distributions reinvested	1,990	—
Cost of shares redeemed	(84,982,429)	(15,646,899)
Net decrease from capital share transactions	(879,725)	(1,241,714)
Net decrease in net assets	(1,440,364)	(1,578,483)

Net assets:
Beginning of year	4,171,059	5,749,542
End of year	$2,730,695	$4,171,059

Capital share activity:
Shares sold	280,724	43,723
Shares issued from reinvestment of distributions	8	—
Shares redeemed	(285,637)	(47,435)
Net decrease in shares	(4,905)	(3,712)

36 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$302.80	$328.79	$314.84	$220.84	$188.21
Income (loss) from investment operations:
Net investment income (loss)[a]	.62	.12	(1.88)	(2.27)	.37
Net gain (loss) on investments (realized and unrealized)	4.63 [d]	(26.11)	15.83	96.27	32.56
Total from investment operations	5.25	(25.99)	13.95	94.00	32.93
Less distributions from:
Net investment income	(.19)	—	—	—	(.30)
Total distributions	(.19)	—	—	—	(.30)
Net asset value, end of period	$307.86	$302.80	$328.79	$314.84	$220.84

Total Return[b]	1.74%	(7.90%)	4.43%	42.56%	17.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,731	$4,171	$5,750	$17,546	$8,693
Ratios to average net assets:
Net investment income (loss)	0.22%	0.04%	(0.58%)	(0.80%)	0.16%
Total expenses	1.84%	1.78%	1.80%	1.77%	1.69%
Net expenses[c]	1.79%	1.73%	1.78%	1.77%	1.69%
Portfolio turnover rate	2,071%	252%	290%	337%	301%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investment for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 37

SCHEDULE OF INVESTMENTS	December 31, 2025
FINANCIAL SERVICES FUND

	Shares	Value
COMMON STOCKS† - 98.8%

Banks - 27.5%
JPMorgan Chase & Co.	990	$318,998
Bank of America Corp.	3,816	209,880
Wells Fargo & Co.	1,969	183,511
Goldman Sachs Group, Inc.	199	174,921
Citigroup, Inc.	1,376	160,565
Morgan Stanley	877	155,694
U.S. Bancorp	1,846	98,503
PNC Financial Services Group, Inc.	465	97,059
Bank of New York Mellon Corp.	828	96,122
NU Holdings Limited/Cayman Islands — Class A*	5,147	86,161
Truist Financial Corp.	1,735	85,379
Toronto-Dominion Bank	809	76,208
Royal Bank of Canada	440	75,016
Popular, Inc.	601	74,837
Barclays plc ADR	2,914	74,161
Bank of Nova Scotia	1,006	74,132
HDFC Bank Ltd. ADR	2,026	74,030
ICICI Bank Ltd. ADR	2,482	73,964
State Street Corp.	489	63,086
M&T Bank Corp.	294	59,235
Fifth Third Bancorp	1,258	58,887
Huntington Bancshares, Inc.	3,176	55,104
Northern Trust Corp.	389	53,133
Citizens Financial Group, Inc.	900	52,569
Regions Financial Corp.	1,918	51,978
KeyCorp	2,495	51,497
First Citizens BancShares, Inc. — Class A	22	47,216
East West Bancorp, Inc.	343	38,550
First Horizon Corp.	1,549	37,021
Comerica, Inc.	406	35,294
Zions Bancorp North America	536	31,377
Columbia Banking System, Inc.	1,095	30,605
Old National Bancorp	1,323	29,516
Commerce Bancshares, Inc.	544	28,473
Pinnacle Financial Partners, Inc.	296	28,241
Valley National Bancorp	2,158	25,205
Hancock Whitney Corp.	382	24,326
Wintrust Financial Corp.	170	23,769
UMB Financial Corp.	201	23,123
Bank OZK	502	23,102
Total Banks		3,060,448

Diversified Financial Services - 24.6%
Visa, Inc. — Class A	798	279,867
Mastercard, Inc. — Class A	408	232,919
Charles Schwab Corp.	1,444	144,270
American Express Co.	387	143,171
Capital One Financial Corp.	554	134,267
Blackrock, Inc.	125	133,792
Interactive Brokers Group, Inc. — Class A	1,738	111,771
CME Group, Inc. — Class A	393	107,320
Intercontinental Exchange, Inc.	637	103,169
Apollo Global Management, Inc.	567	82,079
Rocket Companies, Inc. — Class A	4,076	78,911
Coinbase Global, Inc. — Class A*	346	78,244
Nasdaq, Inc.	791	76,830
Ares Management Corp. — Class A	456	73,703
Ameriprise Financial, Inc.	149	73,061
XP, Inc. — Class A	4,227	69,196
SoFi Technologies, Inc.*	2,274	59,533
Synchrony Financial	698	58,234
Raymond James Financial, Inc.	359	57,652
LPL Financial Holdings, Inc.	155	55,361
Cboe Global Markets, Inc.	220	55,220
Tradeweb Markets, Inc. — Class A	483	51,942
Blue Owl Capital, Inc.	3,389	50,632
T. Rowe Price Group, Inc.	486	49,757
TPG, Inc.	768	49,029
Brookfield Asset Management Ltd. — Class A	925	48,461
Ally Financial, Inc.	838	37,953
Invesco Ltd.	1,376	36,148
SEI Investments Co.	399	32,726
Jefferies Financial Group, Inc.	519	32,162
Franklin Resources, Inc.	1,237	29,552
Galaxy Digital, Inc. — Class A*	1,259	28,151
SLM Corp.	912	24,679
Upstart Holdings, Inc.*	454	19,853
Hamilton Lane, Inc. — Class A	133	17,863
Webull Corp.*	1,814	14,095
Dave, Inc.*	31	6,864
Total Diversified Financial Services		2,738,437

Insurance - 17.1%
Berkshire Hathaway, Inc. — Class B*	714	358,892
Progressive Corp.	539	122,741
Marsh & McLennan Companies, Inc.	554	102,778
Willis Towers Watson plc	283	92,994
Arch Capital Group Ltd.*	955	91,603
Arthur J Gallagher & Co.	345	89,282
Travelers Companies, Inc.	302	87,598
Aon plc — Class A	244	86,103
Chubb Ltd.	272	84,897
Aflac, Inc.	743	81,931
Allstate Corp.	379	78,889
American International Group, Inc.	867	74,172
MetLife, Inc.	875	69,072
Hartford Insurance Group, Inc.	484	66,695
Prudential Financial, Inc.	586	66,148
Cincinnati Financial Corp.	327	53,406
Brown & Brown, Inc.	654	52,124
W R Berkley Corp.	691	48,453
Principal Financial Group, Inc.	526	46,398
Equitable Holdings, Inc.	828	39,454
Corebridge Financial, Inc.	1,030	31,075
Erie Indemnity Co. — Class A	92	26,372
Selective Insurance Group, Inc.	292	24,432
Brighthouse Financial, Inc.*	320	20,733
Total Insurance		1,896,242

38 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
FINANCIAL SERVICES FUND

	Shares	Value
REITs - 15.6%
Welltower, Inc.	676	$125,472
Prologis, Inc.	925	118,086
American Tower Corp. — Class A	550	96,564
Equinix, Inc.	123	94,238
Simon Property Group, Inc.	453	83,855
Digital Realty Trust, Inc.	515	79,676
Realty Income Corp.	1,376	77,565
Public Storage	258	66,951
Crown Castle, Inc.	746	66,297
Ventas, Inc.	847	65,541
VICI Properties, Inc.	2,119	59,586
AvalonBay Communities, Inc.	310	56,206
Extra Space Storage, Inc.	429	55,864
Equity Residential	852	53,710
Iron Mountain, Inc.	603	50,019
SBA Communications Corp.	251	48,551
Weyerhaeuser Co.	1,914	45,343
Mid-America Apartment Communities, Inc.	321	44,590
Invitation Homes, Inc.	1,597	44,381
Annaly Capital Management, Inc.	1,903	42,551
Sun Communities, Inc.	335	41,510
Regency Centers Corp.	572	39,485
Gaming and Leisure Properties, Inc.	874	39,059
UDR, Inc.	1,044	38,294
AGNC Investment Corp.	3,499	37,509
Host Hotels & Resorts, Inc.	2,089	37,038
Healthpeak Properties, Inc.	2,239	36,003
Equity LifeStyle Properties, Inc.	586	35,517
Lamar Advertising Co. — Class A	259	32,784
Sabra Health Care REIT, Inc.	1,244	23,561
Total REITs		1,735,806

Commercial Services - 6.8%
S&P Global, Inc.	267	139,531
Moody’s Corp.	190	97,061
PayPal Holdings, Inc.	1,338	78,112
StoneCo Ltd. — Class A*	4,802	71,022
Block, Inc. — Class A*	1,058	68,865
Affirm Holdings, Inc.*	732	54,483
Toast, Inc. — Class A*	1,356	48,152
Corpay, Inc.*	159	47,848
Global Payments, Inc.	581	44,969
MarketAxess Holdings, Inc.	135	24,469
Shift4 Payments, Inc. — Class A*	384	24,180
Euronet Worldwide, Inc.*	242	18,419
Remitly Global, Inc.*	1,171	16,160
Morningstar, Inc.	57	12,387
Sezzle, Inc.*	115	7,300
Total Commercial Services		752,958

Private Equity - 3.2%
Blackstone, Inc. — Class A	979	150,903
KKR & Company, Inc. — Class A	744	94,845
Brookfield Corp.	1,589	72,919
Carlyle Group, Inc.	717	42,382
Total Private Equity		361,049
Software - 2.1%
MSCI, Inc. — Class A	124	71,142
Fiserv, Inc.*	954	64,080
Fidelity National Information Services, Inc.	958	63,669
Jack Henry & Associates, Inc.	211	38,503
Total Software		237,394

Internet - 1.0%
Robinhood Markets, Inc. — Class A*	966	109,255

Investment Companies - 0.4%
Ares Capital Corp.	2,007	40,602

Media - 0.3%
FactSet Research Systems, Inc.	122	35,403

Healthcare-Services - 0.2%
Oscar Health, Inc. — Class A*	1,324	19,026

Total Common Stocks
(Cost $4,745,131)		10,986,620

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A.
ADR	9,925	71,060
Total Preferred Stocks
(Cost $41,166)		71,060

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$34,424	34,424
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	34,423	34,423
Total Repurchase Agreements
(Cost $68,847)		68,847

Total Investments - 100.0%
(Cost $4,855,144)		$11,126,527
Other Assets & Liabilities, net - 0.0%		(3,823)
Total Net Assets - 100.0%		$11,122,704

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 39

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
FINANCIAL SERVICES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,986,620	$—	$—	$10,986,620
Preferred Stocks	71,060	—	—	71,060
Repurchase Agreements	—	68,847	—	68,847
Total Assets	$11,057,680	$68,847	$—	$11,126,527

40 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $4,786,297)	$11,057,680
Repurchase agreements, at value (cost $68,847)	68,847
Receivables:
Securities sold	136,203
Dividends	14,891
Interest	7
Total assets	11,277,628

Liabilities:
Payable for:
Fund shares redeemed	104,750
Transfer agent fees	8,982
Management fees	7,737
Investor service fees	2,276
Portfolio accounting and administration fees	955
Trustees’ fees*	111
Miscellaneous	30,112
Total liabilities	154,924
Net assets	$11,122,704

Net assets consist of:
Paid in capital	$5,514,732
Total distributable earnings (loss)	5,607,972
Net assets	$11,122,704
Capital shares outstanding	89,419
Net asset value per share	$124.39

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,037)	$238,750
Interest	3,659
Income from securities lending, net	142
Total investment income	242,551

Expenses:
Management fees	95,744
Investor service fees	28,160
Transfer agent fees	31,521
Professional fees	24,032
Portfolio accounting and administration fees	17,459
Custodian fees	1,642
Trustees’ fees*	1,567
Miscellaneous	6,642
Total expenses	206,767
Less:
Expenses reimbursed by Adviser	(5,632)
Net expenses	201,135
Net investment income	41,416

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,219,232
Net realized gain	1,219,232
Net change in unrealized appreciation (depreciation) on:
Investments	(198,554)
Net change in unrealized appreciation (depreciation)	(198,554)
Net realized and unrealized gain	1,020,678
Net increase in net assets resulting from operations	$1,062,094

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 41

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$41,416	$64,619
Net realized gain on investments	1,219,232	871,102
Net change in unrealized appreciation (depreciation) on investments	(198,554)	1,082,546
Net increase in net assets resulting from operations	1,062,094	2,018,267

Distributions to shareholders	(303,341)	(143,245)

Capital share transactions:
Proceeds from sale of shares	11,512,470	24,972,160
Distributions reinvested	303,341	143,245
Cost of shares redeemed	(13,007,744)	(29,137,763)
Net decrease from capital share transactions	(1,191,933)	(4,022,358)
Net decrease in net assets	(433,180)	(2,147,336)

Net assets:
Beginning of year	11,555,884	13,703,220
End of year	$11,122,704	$11,555,884

Capital share activity:
Shares sold	95,296	232,295
Shares issued from reinvestment of distributions	2,471	1,374
Shares redeemed	(108,527)	(276,826)
Net decrease in shares	(10,760)	(43,157)

42 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$115.35	$95.60	$83.94	$112.74	$85.52
Income (loss) from investment operations:
Net investment income (loss)[a]	.44	.56	.70	.65	.40
Net gain (loss) on investments (realized and unrealized)	11.94	20.58	10.96	(20.97)	29.49
Total from investment operations	12.38	21.14	11.66	(20.32)	29.89
Less distributions from:
Net investment income	(.67)	(.96)	—	(.58)	(.38)
Net realized gains	(2.67)	(.43)	—	(7.90)	(2.29)
Total distributions	(3.34)	(1.39)	—	(8.48)	(2.67)
Net asset value, end of period	$124.39	$115.35	$95.60	$83.94	$112.74

Total Return[b]	10.76%	22.26%	13.89%	(18.11%)	35.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,123	$11,556	$13,703	$10,179	$18,140
Ratios to average net assets:
Net investment income (loss)	0.37%	0.53%	0.82%	0.67%	0.39%
Total expenses	1.84%	1.79%	1.80%	1.77%	1.69%
Net expenses[c]	1.79%	1.74%	1.78%	1.77%	1.69%
Portfolio turnover rate	97%	201%	95%	101%	170%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS	December 31, 2025
HEALTH CARE FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Pharmaceuticals - 33.1%
Eli Lilly & Co.	425	$456,739
Johnson & Johnson	1,572	325,325
AbbVie, Inc.	1,325	302,749
Merck & Company, Inc.	2,335	245,782
Pfizer, Inc.	6,976	173,702
Bristol-Myers Squibb Co.	2,965	159,932
McKesson Corp.	181	148,473
CVS Health Corp.	1,822	144,594
Cencora, Inc. — Class A	397	134,087
AstraZeneca plc ADR	1,234	113,442
Zoetis, Inc.	867	109,086
Becton Dickinson & Co.	558	108,291
Cardinal Health, Inc.	509	104,600
Novo Nordisk A/S ADR	1,946	99,012
Teva Pharmaceutical Industries Ltd. ADR*	2,572	80,272
GSK plc ADR	1,563	76,650
Jazz Pharmaceuticals plc*	443	75,310
Dexcom, Inc.*	1,103	73,206
Novartis AG ADR	526	72,520
Alkermes plc*	2,303	64,438
Viatris, Inc.	4,673	58,179
Neurocrine Biosciences, Inc.*	375	53,186
Ascendis Pharma A/S ADR*	246	52,457
Elanco Animal Health, Inc.*	2,226	50,374
Henry Schein, Inc.*	535	40,435
Madrigal Pharmaceuticals, Inc.*	68	39,599
Vaxcyte, Inc.*	785	36,220
Rhythm Pharmaceuticals, Inc.*	327	35,002
Protagonist Therapeutics, Inc.*	378	33,015
Corcept Therapeutics, Inc.*	468	16,286
Total Pharmaceuticals		3,482,963

Healthcare-Products - 28.2%
Thermo Fisher Scientific, Inc.	377	218,453
Abbott Laboratories	1,740	218,005
Intuitive Surgical, Inc.*	377	213,518
Boston Scientific Corp.*	1,882	179,449
Danaher Corp.	781	178,787
Stryker Corp.	465	163,434
Medtronic plc	1,101	105,762
IDEXX Laboratories, Inc.*	156	105,539
Edwards Lifesciences Corp.*	1,228	104,687
Agilent Technologies, Inc.	661	89,942
GE HealthCare Technologies, Inc.	1,053	86,367
ResMed, Inc.	353	85,027
Natera, Inc.*	358	82,014
STERIS plc	293	74,281
Waters Corp.*	184	69,889
Alcon, Inc.	848	66,831
West Pharmaceutical Services, Inc.	239	65,758
Insulet Corp.*	229	65,091
Exact Sciences Corp.*	631	64,084
Zimmer Biomet Holdings, Inc.	691	62,135
Hologic, Inc.*	801	59,666
Cooper Companies, Inc.*	716	58,683
Guardant Health, Inc.*	517	52,806
Align Technology, Inc.*	305	47,626
Revvity, Inc.	490	47,408
Baxter International, Inc.	2,403	45,921
Bio-Techne Corp.	751	44,166
Avantor, Inc.*	3,680	42,173
Repligen Corp.*	232	38,016
Masimo Corp.*	270	35,116
Tempus AI, Inc.*	586	34,603
Merit Medical Systems, Inc.*	381	33,581
Bruker Corp.	708	33,354
Lantheus Holdings, Inc.*	471	31,345
iRhythm Technologies, Inc.*	141	25,019
TransMedics Group, Inc.*	187	22,749
Dentsply Sirona, Inc.	1,938	22,151
Total Healthcare-Products		2,973,436

Biotechnology - 22.6%
Amgen, Inc.	610	199,659
Gilead Sciences, Inc.	1,470	180,428
Vertex Pharmaceuticals, Inc.*	352	159,583
Regeneron Pharmaceuticals, Inc.	171	131,990
Alnylam Pharmaceuticals, Inc.*	264	104,980
Insmed, Inc.*	482	83,887
BeOne Medicines Ltd. ADR*	271	82,333
Argenx SE ADR*	93	78,208
Biogen, Inc.*	429	75,500
United Therapeutics Corp.*	137	66,753
Royalty Pharma plc — Class A	1,712	66,152
BioNTech SE ADR*	681	64,831
CRISPR Therapeutics AG*	1,225	64,239
Illumina, Inc.*	488	64,006
Incyte Corp.*	609	60,151
Revolution Medicines, Inc.*	709	56,472
Bridgebio Pharma, Inc.*	705	53,925
BioMarin Pharmaceutical, Inc.*	881	52,358
Ionis Pharmaceuticals, Inc.*	654	51,738
Exelixis, Inc.*	1,162	50,930
Moderna, Inc.*	1,625	47,921
Avidity Biosciences, Inc.*	661	47,678
Axsome Therapeutics, Inc.*	245	44,747
Roivant Sciences Ltd.*	2,027	43,986
Halozyme Therapeutics, Inc.*	642	43,207
Cytokinetics, Inc.*	661	42,000
Arrowhead Pharmaceuticals, Inc.*	623	41,361
PTC Therapeutics, Inc.*	474	36,005
TG Therapeutics, Inc.*	993	29,601
ADMA Biologics, Inc.*	1,565	28,546
Viking Therapeutics, Inc.*	795	27,968
Scholar Rock Holding Corp.*	622	27,399
ACADIA Pharmaceuticals, Inc.*	1,016	27,137
Apellis Pharmaceuticals, Inc.*	968	24,316
Krystal Biotech, Inc.*	98	24,161
Sarepta Therapeutics, Inc.*	1,017	21,886
Soleno Therapeutics, Inc.*	471	21,807

44 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
HEALTH CARE FUND

	Shares	Value
Recursion Pharmaceuticals, Inc. — Class A*	4,958	$20,278
Summit Therapeutics, Inc.*	1,117	19,536
Ultragenyx Pharmaceutical, Inc.*	739	16,997
Total Biotechnology		2,384,660

Healthcare-Services - 14.1%
UnitedHealth Group, Inc.	753	248,573
Cigna Group	454	124,954
Elevance Health, Inc.	356	124,796
HCA Healthcare, Inc.	265	123,718
IQVIA Holdings, Inc.*	399	89,938
Humana, Inc.	308	78,888
ICON plc*	396	72,159
Labcorp Holdings, Inc.	261	65,480
Centene Corp.*	1,571	64,647
Quest Diagnostics, Inc.	363	62,991
Tenet Healthcare Corp.*	310	61,603
Universal Health Services, Inc. — Class B	241	52,543
Medpace Holdings, Inc.*	93	52,233
Charles River Laboratories International, Inc.*	237	47,277
Molina Healthcare, Inc.*	250	43,385
Ensign Group, Inc.	233	40,589
HealthEquity, Inc.*	426	39,026
Option Care Health, Inc.*	1,024	32,625
RadNet, Inc.*	438	31,251
Acadia Healthcare Company, Inc.*	1,165	16,531
GeneDx Holdings Corp.*	80	10,405
Total Healthcare-Services		1,483,612

Software - 1.3%
Veeva Systems, Inc. — Class A*	375	83,711
Waystar Holding Corp.*	875	28,656
Alignment Healthcare, Inc.*	1,250	24,688
Total Software		137,055

Internet - 0.3%
Hims & Hers Health, Inc.*	1,119	36,334

Total Common Stocks
(Cost $4,025,498)		10,498,060

RIGHTS† - 0.0%
Pharmaceuticals - 0.0%
Sanofi SA*	313	—
Johnson & Johnson*,†††	307	—
Total Pharmaceuticals		—

Total Rights
(Cost $—)		—

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$92,727	92,727
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	92,726	92,726
Total Repurchase Agreements
(Cost $185,453)		185,453

Total Investments - 101.4%
(Cost $4,210,951)		$10,683,513
Other Assets & Liabilities, net - (1.4)%		(144,884)
Total Net Assets - 100.0%		$10,538,629

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,498,060		$—	$—	$10,498,060
Rights	—	*	—	—	—
Repurchase Agreements	—		185,453	—	185,453
Total Assets	$10,498,060		$185,453	$—	$10,683,513

*	Security has a market value of $0.

46 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $4,025,498)	$10,498,060
Repurchase agreements, at value (cost $185,453)	185,453
Cash	6
Receivables:
Fund shares sold	12,328
Dividends	5,421
Foreign tax reclaims	491
Interest	20
Total assets	10,701,779

Liabilities:
Payable for:
Securities purchased	96,116
Fund shares redeemed	19,056
Transfer agent fees	8,488
Management fees	7,970
Investor service fees	2,344
Portfolio accounting and administration fees	985
Trustees’ fees*	104
Miscellaneous	28,087
Total liabilities	163,150
Net assets	$10,538,629

Net assets consist of:
Paid in capital	$4,118,218
Total distributable earnings (loss)	6,420,411
Net assets	$10,538,629
Capital shares outstanding	131,979
Net asset value per share	$79.85

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,595)	$131,293
Interest	3,285
Income from securities lending, net	909
Total investment income	135,487

Expenses:
Management fees	92,561
Investor service fees	27,224
Transfer agent fees	29,936
Professional fees	21,025
Portfolio accounting and administration fees	16,878
Custodian fees	1,581
Trustees’ fees*	1,419
Line of credit fees	6
Miscellaneous	9,254
Total expenses	199,884
Less:
Expenses reimbursed by Adviser	(5,445)
Net expenses	194,439
Net investment loss	(58,952)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,459,709
Net realized gain	1,459,709
Net change in unrealized appreciation (depreciation) on:
Investments	(173,489)
Net change in unrealized appreciation (depreciation)	(173,489)
Net realized and unrealized gain	1,286,220
Net increase in net assets resulting from operations	$1,227,268

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 47

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(58,952)	$(72,168)
Net realized gain on investments	1,459,709	2,193,327
Net change in unrealized appreciation (depreciation) on investments	(173,489)	(1,944,740)
Net increase in net assets resulting from operations	1,227,268	176,419

Distributions to shareholders	(1,015,741)	(393,635)

Capital share transactions:
Proceeds from sale of shares	9,088,154	12,746,756
Distributions reinvested	1,015,741	393,635
Cost of shares redeemed	(11,047,413)	(15,362,305)
Net decrease from capital share transactions	(943,518)	(2,221,914)
Net decrease in net assets	(731,991)	(2,439,130)

Net assets:
Beginning of year	11,270,620	13,709,750
End of year	$10,538,629	$11,270,620

Capital share activity:
Shares sold	114,729	149,794
Shares issued from reinvestment of distributions	14,723	4,723
Shares redeemed	(140,027)	(180,936)
Net decrease in shares	(10,575)	(26,419)

48 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$79.06	$81.14	$80.37	$96.58	$86.44
Income (loss) from investment operations:
Net investment income (loss)[a]	(.42)	(.45)	(.47)	(.47)	(.61)
Net gain (loss) on investments (realized and unrealized)	10.14	.67	4.39	(11.24)	16.61
Total from investment operations	9.72	.22	3.92	(11.71)	16.00
Less distributions from:
Net realized gains	(8.93)	(2.30)	(3.15)	(4.50)	(5.86)
Total distributions	(8.93)	(2.30)	(3.15)	(4.50)	(5.86)
Net asset value, end of period	$79.85	$79.06	$81.14	$80.37	$96.58

Total Return[b]	14.07%	0.14%	5.03%	(12.00%)	18.84%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,539	$11,271	$13,710	$17,447	$23,841
Ratios to average net assets:
Net investment income (loss)	(0.54%)	(0.54%)	(0.59%)	(0.57%)	(0.66%)
Total expenses	1.84%	1.78%	1.80%	1.77%	1.69%
Net expenses[c]	1.79%	1.73%	1.79%	1.77%	1.69%
Portfolio turnover rate	90%	105%	136%	158%	114%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 49

SCHEDULE OF INVESTMENTS	December 31, 2025
INTERNET FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Internet - 56.8%
Alphabet, Inc. — Class A	1,427	$446,651
Amazon.com, Inc.*	1,482	342,075
Meta Platforms, Inc. — Class A	446	294,400
Netflix, Inc.*	1,903	178,425
Booking Holdings, Inc.	26	139,239
Uber Technologies, Inc.*	1,593	130,164
DoorDash, Inc. — Class A*	416	94,216
Airbnb, Inc. — Class A*	676	91,747
Shopify, Inc. — Class A*	517	83,221
MercadoLibre, Inc.*	35	70,499
eBay, Inc.	745	64,889
Reddit, Inc. — Class A*	282	64,823
Coupang, Inc.*	2,694	63,551
Alibaba Group Holding Ltd. ADR	410	60,098
Expedia Group, Inc.	212	60,062
Spotify Technology S.A.*	90	52,264
VeriSign, Inc.	189	45,918
Baidu, Inc. ADR*	341	44,555
JD.com, Inc. ADR	1,530	43,911
GoDaddy, Inc. — Class A*	336	41,691
Pinterest, Inc. — Class A*	1,602	41,476
Roku, Inc.*	377	40,901
Trip.com Group Ltd. ADR	544	39,119
F5, Inc.*	153	39,055
Zillow Group, Inc. — Class C*	552	37,657
Chewy, Inc. — Class A*	1,129	37,313
Wayfair, Inc. — Class A*	351	35,244
Snap, Inc. — Class A*	4,303	34,725
Bilibili, Inc. ADR*	1,321	32,483
Match Group, Inc.	863	27,866
Lyft, Inc. — Class A*	1,424	27,583
Wix.com Ltd.*	247	25,661
Etsy, Inc.*	429	23,784
Cargurus, Inc.*	511	19,597
Trump Media & Technology Group Corp.*	1,294	17,133
IAC, Inc.*	438	17,126
TripAdvisor, Inc.*	935	13,614
Ziff Davis, Inc.*	338	11,881
Grindr, Inc.*	449	6,079
Bumble, Inc. — Class A*	1,485	5,301
Total Internet		2,945,997

Software - 25.1%
Salesforce, Inc.	606	160,535
Adobe, Inc.*	347	121,447
Snowflake, Inc. — Class A*	386	84,673
Cloudflare, Inc. — Class A*	415	81,817
Workday, Inc. — Class A*	347	74,529
Electronic Arts, Inc.	360	73,559
Take-Two Interactive Software, Inc.*	279	71,432
ROBLOX Corp. — Class A*	857	69,443
Datadog, Inc. — Class A*	497	67,587
MongoDB, Inc.*	141	59,176
Veeva Systems, Inc. — Class A*	261	58,263
CoreWeave, Inc. — Class A*	718	51,416
Zoom Communications, Inc. — Class A*	581	50,135
Twilio, Inc. — Class A*	339	48,219
Nutanix, Inc. — Class A*	770	39,801
DocuSign, Inc.*	536	36,662
Akamai Technologies, Inc.*	418	36,471
NetEase, Inc. ADR	238	32,754
Dropbox, Inc. — Class A*	955	26,549
Box, Inc. — Class A*	693	20,728
DigitalOcean Holdings, Inc.*	385	18,526
ZoomInfo Technologies, Inc. — Class A*	1,659	16,872
Total Software		1,300,594

Telecommunications - 11.3%
Cisco Systems, Inc.	2,184	168,233
Arista Networks, Inc.*	898	117,665
Motorola Solutions, Inc.	219	83,947
Ciena Corp.*	240	56,129
Telefonaktiebolaget LM Ericsson ADR	3,586	34,605
Nokia Oyj ADR	5,253	33,987
Applied Digital Corp.*	952	23,343
Viavi Solutions, Inc.*	1,074	19,139
CommScope Holding Company, Inc.*	1,036	18,783
Viasat, Inc.*	512	17,643
Extreme Networks, Inc.*	898	14,952
Total Telecommunications		588,426

Computers - 1.9%
Lumentum Holdings, Inc.*	126	46,442
Okta, Inc.*	449	38,825
NetScout Systems, Inc.*	512	13,855
Total Computers		99,122

Commercial Services - 1.8%
PayPal Holdings, Inc.	1,264	73,792
Paylocity Holding Corp.*	126	19,215
Total Commercial Services		93,007

Real Estate - 1.0%
CoStar Group, Inc.*	815	54,800

Entertainment - 0.8%
DraftKings, Inc. — Class A*	1,210	41,697

Aerospace & Defense - 0.4%
Ondas Holdings, Inc.*	2,009	19,608

Electronics - 0.3%
Applied Optoelectronics, Inc.*	422	14,711

Healthcare-Services - 0.2%
Teladoc Health, Inc.*	1,562	10,934

Total Common Stocks
(Cost $1,770,268)		5,168,896

50 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INTERNET FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$22,735	$22,735
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	22,734	22,734
Total Repurchase Agreements
(Cost $45,469)		$45,469

Total Investments - 100.5%
(Cost $1,815,737)		$5,214,365
Other Assets & Liabilities, net - (0.5)%		(24,810)
Total Net Assets - 100.0%		$5,189,555

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,168,896	$—	$—	$5,168,896
Repurchase Agreements	—	45,469	—	45,469
Total Assets	$5,168,896	$45,469	$—	$5,214,365

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 51

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,770,268)	$5,168,896
Repurchase agreements, at value (cost $45,469)	45,469
Cash	40
Receivables:
Dividends	524
Interest	4
Total assets	5,214,933

Liabilities:
Payable for:
Professional fees	9,082
Transfer agent fees	4,429
Management fees	3,799
Printing fees	2,745
Investor service fees	1,117
Fund shares redeemed	905
Portfolio accounting and administration fees	469
Trustees’ fees*	54
Miscellaneous	2,778
Total liabilities	25,378
Net assets	$5,189,555

Net assets consist of:
Paid in capital	$1,810,340
Total distributable earnings (loss)	3,379,215
Net assets	$5,189,555
Capital shares outstanding	46,704
Net asset value per share	$111.12

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $498)	$20,214
Interest	1,826
Income from securities lending, net	314
Total investment income	22,354

Expenses:
Management fees	48,486
Investor service fees	14,260
Transfer agent fees	15,514
Professional fees	10,163
Portfolio accounting and administration fees	8,841
Custodian fees	823
Trustees’ fees*	711
Line of credit fees	21
Miscellaneous	5,888
Total expenses	104,707
Less:
Expenses reimbursed by Adviser	(2,852)
Net expenses	101,855
Net investment loss	(79,501)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	975,428
Net realized gain	975,428
Net change in unrealized appreciation (depreciation) on:
Investments	(90,914)
Net change in unrealized appreciation (depreciation)	(90,914)
Net realized and unrealized gain	884,514
Net increase in net assets resulting from operations	$805,013

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

52 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(79,501)	$(81,030)
Net realized gain on investments	975,428	1,731,832
Net change in unrealized appreciation (depreciation) on investments	(90,914)	(380,409)
Net increase in net assets resulting from operations	805,013	1,270,393

Distributions to shareholders	(603,408)	—

Capital share transactions:
Proceeds from sale of shares	3,333,461	6,570,504
Distributions reinvested	603,408	—
Cost of shares redeemed	(4,300,731)	(10,381,910)
Net decrease from capital share transactions	(363,862)	(3,811,406)
Net decrease in net assets	(162,257)	(2,541,013)

Net assets:
Beginning of year	5,351,812	7,892,825
End of year	$5,189,555	$5,351,812

Capital share activity:
Shares sold	29,940	69,526
Shares issued from reinvestment of distributions	5,771	—
Shares redeemed	(40,058)	(111,377)
Net decrease in shares	(4,347)	(41,851)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 53

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$104.83	$84.96	$57.64	$139.50	$164.44
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.51)	(1.19)	(1.04)	(1.28)	(2.50)
Net gain (loss) on investments (realized and unrealized)	20.13	21.06	28.36	(59.04)	(2.98)
Total from investment operations	18.62	19.87	27.32	(60.32)	(5.48)
Less distributions from:
Net realized gains	(12.33)	—	—	(21.54)	(19.46)
Total distributions	(12.33)	—	—	(21.54)	(19.46)
Net asset value, end of period	$111.12	$104.83	$84.96	$57.64	$139.50

Total Return[b]	18.50%	23.39%	47.40%	(44.84%)	(4.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,190	$5,352	$7,893	$4,424	$9,131
Ratios to average net assets:
Net investment income (loss)	(1.39%)	(1.30%)	(1.45%)	(1.55%)	(1.53%)
Total expenses	1.84%	1.79%	1.81%	1.77%	1.69%
Net expenses[c]	1.79%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	73%	113%	240%	58%	139%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

54 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
LEISURE FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Internet - 18.3%
Netflix, Inc.*	2,673	$250,620
Booking Holdings, Inc.	30	160,660
DoorDash, Inc. — Class A*	497	112,561
Airbnb, Inc. — Class A*	807	109,526
Expedia Group, Inc.	253	71,677
Spotify Technology S.A.*	120	69,685
Trip.com Group Ltd. ADR	762	54,795
Roku, Inc.*	450	48,821
MakeMyTrip Ltd.*	540	44,345
Serve Robotics, Inc.*	870	9,031
Total Internet		931,721

Retail - 18.2%
McDonald’s Corp.	588	179,710
Starbucks Corp.	1,425	119,999
Chipotle Mexican Grill, Inc. — Class A*	2,352	87,024
Yum! Brands, Inc.	520	78,666
Darden Restaurants, Inc.	305	56,126
Restaurant Brands International, Inc.	734	50,081
Yum China Holdings, Inc.	967	46,165
Domino’s Pizza, Inc.	102	42,516
Texas Roadhouse, Inc. — Class A	241	40,006
Dutch Bros, Inc. — Class A*	637	38,997
Cava Group, Inc.*	530	31,106
Brinker International, Inc.*	210	30,139
Wingstop, Inc.	115	27,426
Shake Shack, Inc. — Class A*	275	22,322
Cheesecake Factory, Inc.	375	18,930
Wendy’s Co.	1,639	13,653
Papa John’s International, Inc.	330	12,702
Sweetgreen, Inc. — Class A*	1,469	9,930
Cracker Barrel Old Country Store, Inc.	334	8,484
Bloomin’ Brands, Inc.	1,225	7,558
Dave & Buster’s Entertainment, Inc.*	431	6,986
Total Retail		928,526

Media - 14.3%
Walt Disney Co.	1,547	176,002
Comcast Corp. — Class A	4,484	134,027
Warner Bros Discovery, Inc.*	3,467	99,919
Fox Corp. — Class A	877	64,082
Charter Communications, Inc. — Class A*	260	54,275
News Corp. — Class A	1,837	47,982
Paramount Skydance Corp. — Class B	3,149	42,197
New York Times Co. — Class A	588	40,819
Liberty Broadband Corp. — Class C*	645	31,347
Sirius XM Holdings, Inc.	1,117	22,334
Nexstar Media Group, Inc. — Class A	72	14,620
Total Media		727,604

Entertainment - 10.0%
Flutter Entertainment plc*	330	70,963
TKO Group Holdings, Inc.	334	69,806
Live Nation Entertainment, Inc.*	410	58,425
Warner Music Group Corp. — Class A	1,665	51,066
DraftKings, Inc. — Class A*	1,446	49,829
Sportradar Group AG — Class A*	2,006	47,683
Churchill Downs, Inc.	280	31,858
Red Rock Resorts, Inc. — Class A	458	28,373
Caesars Entertainment, Inc.*	1,095	25,612
Vail Resorts, Inc.	180	23,904
Cinemark Holdings, Inc.	786	18,267
Penn Entertainment, Inc.*	1,174	17,316
Six Flags Entertainment Corp.*	964	14,788
Total Entertainment		507,890

Lodging - 8.7%
Marriott International, Inc. — Class A	332	103,000
Hilton Worldwide Holdings, Inc.	348	99,963
Las Vegas Sands Corp.	815	53,048
Hyatt Hotels Corp. — Class A	287	46,012
Wynn Resorts Ltd.	306	36,821
MGM Resorts International*	880	32,111
Wyndham Hotels & Resorts, Inc.	380	28,713
Boyd Gaming Corp.	309	26,339
Choice Hotels International, Inc.	208	19,814
Total Lodging		445,821

Leisure Time - 7.9%
Royal Caribbean Cruises Ltd.	349	97,343
Carnival Corp.	2,467	75,342
Viking Holdings Ltd.*	727	51,915
Norwegian Cruise Line Holdings Ltd.*	1,775	39,618
Planet Fitness, Inc. — Class A*	339	36,771
Life Time Group Holdings, Inc.*	893	23,736
YETI Holdings, Inc.*	498	21,997
Peloton Interactive, Inc. — Class A*	3,055	18,819
Harley-Davidson, Inc.	901	18,462
Polaris, Inc.	261	16,508
Total Leisure Time		400,511

Agriculture - 7.3%
Philip Morris International, Inc.	1,240	198,896
Altria Group, Inc.	2,071	119,414
British American Tobacco plc ADR	903	51,128
Total Agriculture		369,438

Software - 7.2%
Electronic Arts, Inc.	429	87,658
Take-Two Interactive Software, Inc.*	333	85,258
ROBLOX Corp. — Class A*	1,024	82,975
NetEase, Inc. ADR	365	50,231
Genius Sports Ltd.*	4,151	45,744
Sharplink Gaming, Inc.*	1,652	14,769
Total Software		366,635

Beverages - 4.3%
Constellation Brands, Inc. — Class A	368	50,769
Anheuser-Busch InBev S.A. ADR	779	49,887
Diageo plc ADR	524	45,205
Brown-Forman Corp. — Class B	1,469	38,282

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
LEISURE FUND

	Shares	Value
Molson Coors Beverage Co. — Class B	748	$34,917
Total Beverages		219,060

Toys, Games & Hobbies - 1.4%
Hasbro, Inc.	497	40,754
Mattel, Inc.*	1,490	29,562
Total Toys, Games & Hobbies		70,316

Telecommunications - 1.2%
EchoStar Corp. — Class A*	596	64,785

Food Service - 0.7%
Aramark	1,018	37,523

Total Common Stocks
(Cost $3,342,989)		5,069,830

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$20,996	20,996
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	20,997	20,997
Total Repurchase Agreements
(Cost $41,993)		41,993

Total Investments - 100.3%
(Cost $3,384,982)		$5,111,823
Other Assets & Liabilities, net - (0.3)%		(14,152)
Total Net Assets - 100.0%		$5,097,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,069,830	$—	$—	$5,069,830
Repurchase Agreements	—	41,993	—	41,993
Total Assets	$5,069,830	$41,993	$—	$5,111,823

56 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $3,342,989)	$5,069,830
Repurchase agreements, at value (cost $41,993)	41,993
Receivables:
Dividends	6,901
Fund shares sold	457
Interest	4
Total assets	5,119,185

Liabilities:
Payable for:
Professional fees	8,459
Transfer agent fees	3,750
Management fees	2,769
Printing fees	2,556
Investor service fees	814
Portfolio accounting and administration fees	342
Fund shares redeemed	226
Trustees’ fees*	51
Miscellaneous	2,547
Total liabilities	21,514
Net assets	$5,097,671

Net assets consist of:
Paid in capital	$3,547,371
Total distributable earnings (loss)	1,550,300
Net assets	$5,097,671
Capital shares outstanding	37,331
Net asset value per share	$136.55

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $329)	$80,815
Interest	1,717
Income from securities lending, net	1,986
Total investment income	84,518

Expenses:
Management fees	45,160
Investor service fees	13,282
Transfer agent fees	15,455
Professional fees	12,900
Portfolio accounting and administration fees	8,235
Trustees’ fees*	833
Custodian fees	777
Line of credit fees	35
Miscellaneous	838
Total expenses	97,515
Less:
Expenses reimbursed by Adviser	(2,657)
Net expenses	94,858
Net investment loss	(10,340)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	772,219
Net realized gain	772,219
Net change in unrealized appreciation (depreciation) on:
Investments	(604,186)
Net change in unrealized appreciation (depreciation)	(604,186)
Net realized and unrealized gain	168,033
Net increase in net assets resulting from operations	$157,693

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 57

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,340)	$(6,400)
Net realized gain on investments	772,219	414,550
Net change in unrealized appreciation (depreciation) on investments	(604,186)	182,301
Net increase in net assets resulting from operations	157,693	590,451

Distributions to shareholders	—	(2,061)

Capital share transactions:
Proceeds from sale of shares	14,992,695	10,073,625
Distributions reinvested	—	2,061
Cost of shares redeemed	(14,911,943)	(10,744,803)
Net increase (decrease) from capital share transactions	80,752	(669,117)
Net increase (decrease) in net assets	238,445	(80,727)

Net assets:
Beginning of year	4,859,226	4,939,953
End of year	$5,097,671	$4,859,226

Capital share activity:
Shares sold	112,533	85,066
Shares issued from reinvestment of distributions	—	19
Shares redeemed	(113,801)	(92,171)
Net decrease in shares	(1,268)	(7,086)

58 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$125.89	$108.13	$88.27	$121.87	$122.53
Income (loss) from investment operations:
Net investment income (loss)[a]	(.26)	(.15)	.02	(.44)	(1.02)
Net gain (loss) on investments (realized and unrealized)	10.92	17.98	19.84	(33.16)	2.25
Total from investment operations	10.66	17.83	19.86	(33.60)	1.23
Less distributions from:
Net investment income	—	(.07)	—	—	—
Net realized gains	—	—	—	—	(1.89)
Total distributions	—	(.07)	—	—	(1.89)
Net asset value, end of period	$136.55	$125.89	$108.13	$88.27	$121.87

Total Return[b]	8.47%	16.50%	22.50%	(27.57%)	0.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,098	$4,859	$4,940	$3,736	$6,104
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.13%)	0.02%	(0.45%)	(0.78%)
Total expenses	1.84%	1.79%	1.81%	1.77%	1.69%
Net expenses[c]	1.79%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	288%	231%	351%	103%	194%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS	December 31, 2025
PRECIOUS METALS FUND

	Shares	Value
COMMON STOCKS† - 98.4%

Mining - 98.4%
Newmont Corp.	33,057	$3,300,742
Agnico Eagle Mines Ltd.	17,188	2,913,882
Freeport-McMoRan, Inc.	55,013	2,794,110
Barrick Mining Corp.	62,474	2,720,743
Wheaton Precious Metals Corp.	19,662	2,310,678
Anglogold Ashanti plc	21,422	1,826,868
Gold Fields Ltd. ADR	39,092	1,706,757
Kinross Gold Corp.	58,265	1,640,742
Pan American Silver Corp.	28,847	1,494,563
Franco-Nevada Corp.	6,948	1,440,181
Alamos Gold, Inc. — Class A	33,167	1,279,583
Hecla Mining Co.	55,396	1,063,049
Equinox Gold Corp.*	71,920	1,009,757
Royal Gold, Inc.	4,491	998,304
IAMGOLD Corp.*	59,067	974,015
Coeur Mining, Inc.*	54,565	972,894
First Majestic Silver Corp.	52,715	878,232
Harmony Gold Mining Company Ltd. ADR	43,497	865,590
Eldorado Gold Corp.*	23,708	851,591
Sibanye Stillwater Ltd. ADR*	59,483	847,633
OR Royalties, Inc.	23,171	820,022
New Gold, Inc.*	91,444	796,477
B2Gold Corp.	152,247	686,634
Orla Mining Ltd.	48,448	652,595
SSR Mining, Inc.*	29,577	648,328
Aris Mining Corp.*	35,848	581,813
Fortuna Mining Corp.*	56,146	550,792
Centerra Gold, Inc.	37,731	542,195
Novagold Resources, Inc.*	55,966	521,603
Seabridge Gold, Inc.*	17,624	521,494
Endeavour Silver Corp.*	55,066	517,620
Silvercorp Metals, Inc.	49,939	416,491
Perpetua Resources Corp.*	16,007	387,530
Triple Flag Precious Metals Corp.	10,404	345,621
Avino Silver & Gold Mines Ltd.*	47,034	292,081
McEwen, Inc.*	12,050	223,046
Aura Minerals, Inc.	3,883	195,761
Total Mining		40,590,017

Total Common Stocks
(Cost $9,779,904)		40,590,017

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$178,776	178,776
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	178,777	178,777
Total Repurchase Agreements
(Cost $357,553)		357,553

Total Investments - 99.3%
(Cost $10,137,457)		$40,947,570
Other Assets & Liabilities, net - 0.7%		278,706
Total Net Assets - 100.0%		$41,226,276

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

60 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,590,017	$—	$—	$40,590,017
Repurchase Agreements	—	357,553	—	357,553
Total Assets	$40,590,017	$357,553	$—	$40,947,570

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 61

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $9,779,904)	$40,590,017
Repurchase agreements, at value (cost $357,553)	357,553
Cash	75
Receivables:
Securities sold	1,977,071
Fund shares sold	14,278
Dividends	1,136
Interest	38
Total assets	42,940,168

Liabilities:
Payable for:
Fund shares redeemed	1,568,938
Management fees	26,975
Transfer agent fees	26,767
Investor service fees	8,992
Portfolio accounting and administration fees	3,776
Trustees’ fees*	290
Miscellaneous	78,154
Total liabilities	1,713,892
Net assets	$41,226,276

Net assets consist of:
Paid in capital	$29,266,320
Total distributable earnings (loss)	11,959,956
Net assets	$41,226,276
Capital shares outstanding	424,678
Net asset value per share	$97.08

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $32,601)	$303,278
Interest	9,123
Income from securities lending, net	361
Total investment income	312,762

Expenses:
Management fees	214,220
Investor service fees	71,406
Transfer agent fees	72,218
Portfolio accounting and administration fees	44,271
Professional fees	50,149
Custodian fees	4,050
Trustees’ fees*	2,648
Line of credit fees	5
Miscellaneous	35,709
Total expenses	494,676
Less:
Expenses reimbursed by Adviser	(14,282)
Net expenses	480,394
Net investment loss	(167,632)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,313,825
Net realized gain	4,313,825
Net change in unrealized appreciation (depreciation) on:
Investments	21,334,964
Net change in unrealized appreciation (depreciation)	21,334,964
Net realized and unrealized gain	25,648,789
Net increase in net assets resulting from operations	$25,481,157

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

62 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(167,632)	$(99,728)
Net realized gain on investments	4,313,825	294,842
Net change in unrealized appreciation (depreciation) on investments	21,334,964	453,930
Net increase in net assets resulting from operations	25,481,157	649,044

Distributions to shareholders	(658,692)	(292,332)

Capital share transactions:
Proceeds from sale of shares	48,600,239	421,796,083
Distributions reinvested	658,692	292,332
Cost of shares redeemed	(49,033,530)	(439,012,518)
Net increase (decrease) from capital share transactions	225,401	(16,924,103)
Net increase (decrease) in net assets	25,047,866	(16,567,391)

Net assets:
Beginning of year	16,178,410	32,745,801
End of year	$41,226,276	$16,178,410

Capital share activity:
Shares sold	819,251	9,997,315
Shares issued from reinvestment of distributions	11,242	6,521
Shares redeemed	(807,705)	(10,469,375)
Net increase (decrease) in shares	22,788	(465,539)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 63

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$40.26	$37.75	$36.48	$41.25	$47.27
Income (loss) from investment operations:
Net investment income (loss)[a]	(.38)	(.19)	(.04)	.05	.06
Net gain (loss) on investments (realized and unrealized)	58.71	3.33	1.43	(4.64)	(4.40)
Total from investment operations	58.33	3.14	1.39	(4.59)	(4.34)
Less distributions from:
Net investment income	(1.51)	(.63)	(.12)	(.18)	(1.68)
Total distributions	(1.51)	(.63)	(.12)	(.18)	(1.68)
Net asset value, end of period	$97.08	$40.26	$37.75	$36.48	$41.25

Total Return[b]	147.37%	8.12%	3.83%	(11.08%)	(9.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,226	$16,178	$32,746	$24,977	$21,158
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.47%)	(0.12%)	0.13%	0.13%
Total expenses	1.73%	1.69%	1.70%	1.67%	1.59%
Net expenses[c]	1.68%	1.64%	1.68%	1.67%	1.59%
Portfolio turnover rate	178%	2,009%	427%	188%	133%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

64 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
REAL ESTATE FUND

	Shares	Value
COMMON STOCKS† - 99.3%

REITs - 89.2%

REITs-Diversified - 21.7%
American Tower Corp. — Class A	629	$110,433
Equinix, Inc.	140	107,262
Digital Realty Trust, Inc.	588	90,969
Crown Castle, Inc.	853	75,806
VICI Properties, Inc.	2,420	68,050
SBA Communications Corp.	288	55,708
Weyerhaeuser Co.	2,186	51,786
WP Carey, Inc.	716	46,082
Gaming and Leisure Properties, Inc.	999	44,645
Lamar Advertising Co. — Class A	243	30,759
Millrose Properties, Inc. — Class A	899	26,853
EPR Properties	484	24,152
Outfront Media, Inc.	1,002	24,148
Rayonier, Inc.	1,036	22,429
Broadstone Net Lease, Inc.	1,272	22,095
PotlatchDeltic Corp.	409	16,270
Total REITs-Diversified		817,447

REITs-Health Care - 13.1%
Welltower, Inc.	772	143,291
Ventas, Inc.	967	74,826
Omega Healthcare Investors, Inc.	1,034	45,848
Healthpeak Properties, Inc.	2,558	41,133
American Healthcare REIT, Inc.	806	37,930
Alexandria Real Estate Equities, Inc.	769	37,635
CareTrust REIT, Inc.	986	35,654
Healthcare Realty Trust, Inc.	1,755	29,747
Sabra Health Care REIT, Inc.	1,420	26,895
Medical Properties Trust, Inc.	3,887	19,435
Total REITs-Health Care		492,394

REITs-Apartments - 11.4%
AvalonBay Communities, Inc.	353	64,002
Equity Residential	972	61,275
Essex Property Trust, Inc.	195	51,028
Mid-America Apartment Communities, Inc.	367	50,980
Invitation Homes, Inc.	1,824	50,689
UDR, Inc.	1,192	43,723
Camden Property Trust	394	43,371
American Homes 4 Rent — Class A	1,248	40,061
Independence Realty Trust, Inc.	1,460	25,521
Total REITs-Apartments		430,650

REITs-Warehouse/Industries - 9.4%
Prologis, Inc.	1,057	134,937
Rexford Industrial Realty, Inc.	924	35,777
First Industrial Realty Trust, Inc.	586	33,560
STAG Industrial, Inc.	886	32,569
Terreno Realty Corp.	503	29,531
Americold Realty Trust, Inc.	1,892	24,331
EastGroup Properties, Inc.	129	22,980
LXP Industrial Trust	421	20,873
Lineage, Inc.	554	19,390
Total REITs-Warehouse/Industries		353,948

REITs-Shopping Centers - 6.8%
Kimco Realty Corp.	2,259	45,790
Regency Centers Corp.	653	45,077
Federal Realty Investment Trust	365	36,792
Brixmor Property Group, Inc.	1,349	35,371
Kite Realty Group Trust	1,192	28,572
Phillips Edison & Company, Inc.	789	28,065
Acadia Realty Trust	1,006	20,663
NETSTREIT Corp.	856	15,100
Total REITs-Shopping Centers		255,430

REITs-Storage - 6.8%
Public Storage	295	76,552
Extra Space Storage, Inc.	490	63,808
Iron Mountain, Inc.	690	57,235
CubeSmart	975	35,149
National Storage Affiliates Trust	787	22,201
Total REITs-Storage		254,945

REITs-Office Property - 5.3%
BXP, Inc.	581	39,206
Vornado Realty Trust	883	29,386
Cousins Properties, Inc.	1,014	26,141
Kilroy Realty Corp.	663	24,776
SL Green Realty Corp.	495	22,706
COPT Defense Properties	774	21,517
Highwoods Properties, Inc.	801	20,682
Douglas Emmett, Inc.	1,459	16,034
Total REITs-Office Property		200,448

REITs-Single Tenant - 5.0%
Realty Income Corp.	1,572	88,614
Agree Realty Corp.	494	35,583
NNN REIT, Inc.	855	33,884
Essential Properties Realty Trust, Inc.	1,007	29,868
Total REITs-Single Tenant		187,949

REITs-Regional Malls - 3.9%
Simon Property Group, Inc.	517	95,702
Macerich Co.	1,450	26,767
Tanger, Inc.	721	24,060
Total REITs-Regional Malls		146,529

REITs-Hotels - 3.5%
Host Hotels & Resorts, Inc.	2,387	42,321
Ryman Hospitality Properties, Inc.	259	24,507
Apple Hospitality REIT, Inc.	1,642	19,458
Park Hotels & Resorts, Inc.	1,615	16,893
DiamondRock Hospitality Co.	1,827	16,370
Pebblebrook Hotel Trust	1,225	13,867
Total REITs-Hotels		133,416

REITs-Manufactured Homes - 2.3%
Sun Communities, Inc.	383	47,458
Equity LifeStyle Properties, Inc.	668	40,487
Total REITs-Manufactured Homes		87,945

Total REITs		3,361,101

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
REAL ESTATE FUND

	Shares	Value
Real Estate - 8.2%
Real Estate Management/Services — 8.2%
CBRE Group, Inc. — Class A*	529	$85,058
CoStar Group, Inc.*	985	66,232
Jones Lang LaSalle, Inc.*	127	42,732
Compass, Inc. — Class A*	2,827	29,881
Newmark Group, Inc. — Class A	1,407	24,397
eXp World Holdings, Inc.	1,168	10,570
Cushman & Wakefield Ltd.*	1,488	24,091
FirstService Corp.	151	23,485
Total Real Estate Management/Services		306,446

Internet - 1.9%
E-Commerce/Services - 1.9%
Zillow Group, Inc. — Class C*	667	45,503
Opendoor Technologies, Inc.*	4,206	24,521
Total E-Commerce/Services		70,024

Total Internet		70,024

Total Common Stocks
(Cost $1,761,619)		3,737,571

WARRANTS† - 0.0%
Opendoor Technologies, Inc.
Expiring 11/20/26*	75	137
Total Warrants
(Cost $—)		137

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$14,096	14,096
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	14,096	14,096
Total Repurchase Agreements
(Cost $28,192)		28,192

Total Investments - 100.0%
(Cost $1,789,811)		$3,765,900
Other Assets & Liabilities, net - 0.0%		1,076
Total Net Assets - 100.0%		$3,766,976

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,737,571	$—	$—	$3,737,571
Warrants	137	—	—	137
Repurchase Agreements	—	28,192	—	28,192
Total Assets	$3,737,708	$28,192	$—	$3,765,900

66 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,761,619)	$3,737,708
Repurchase agreements, at value (cost $28,192)	28,192
Cash	861
Receivables:
Securities sold	108,587
Dividends	16,204
Interest	3
Total assets	3,891,555

Liabilities:
Payable for:
Fund shares redeemed	106,896
Transfer agent fees	3,051
Management fees	2,611
Securities purchased	861
Investor service fees	768
Portfolio accounting and administration fees	322
Trustees’ fees*	37
Miscellaneous	10,033
Total liabilities	124,579
Net assets	$3,766,976

Net assets consist of:
Paid in capital	$2,332,517
Total distributable earnings (loss)	1,434,459
Net assets	$3,766,976
Capital shares outstanding	98,702
Net asset value per share	$38.17

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $6)	$120,183
Interest	1,118
Income from securities lending, net	481
Total investment income	121,782

Expenses:
Management fees	32,784
Investor service fees	9,642
Transfer agent fees	10,624
Professional fees	7,496
Portfolio accounting and administration fees	5,978
Custodian fees	561
Trustees’ fees*	508
Line of credit fees	6
Miscellaneous	3,174
Total expenses	70,773
Less:
Expenses reimbursed by Adviser	(1,928)
Net expenses	68,845
Net investment income	52,937

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	264,037
Net realized gain	264,037
Net change in unrealized appreciation (depreciation) on:
Investments	(298,937)
Net change in unrealized appreciation (depreciation)	(298,937)
Net realized and unrealized loss	(34,900)
Net increase in net assets resulting from operations	$18,037

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 67

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$52,937	$62,305
Net realized gain on investments	264,037	276,725
Net change in unrealized appreciation (depreciation) on investments	(298,937)	(219,360)
Net increase in net assets resulting from operations	18,037	119,670

Distributions to shareholders	(60,926)	(57,969)

Capital share transactions:
Proceeds from sale of shares	11,081,568	16,147,869
Distributions reinvested	60,926	57,969
Cost of shares redeemed	(11,292,237)	(17,043,501)
Net decrease from capital share transactions	(149,743)	(837,663)
Net decrease in net assets	(192,632)	(775,962)

Net assets:
Beginning of year	3,959,608	4,735,570
End of year	$3,766,976	$3,959,608

Capital share activity:
Shares sold	289,555	431,924
Shares issued from reinvestment of distributions	1,630	1,571
Shares redeemed	(297,525)	(458,695)
Net decrease in shares	(6,340)	(25,200)

68 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$37.70	$36.36	$34.71	$51.05	$38.31
Income (loss) from investment operations:
Net investment income (loss)[a]	.52	.48	.50	.38	.31
Net gain (loss) on investments (realized and unrealized)	.55 [d]	1.35	3.02	(14.10)	12.70
Total from investment operations	1.07	1.83	3.52	(13.72)	13.01
Less distributions from:
Net investment income	(.60)	(.49)	(.47)	(.41)	(.27)
Net realized gains	—	—	(1.40)	(2.21)	—
Total distributions	(.60)	(.49)	(1.87)	(2.62)	(.27)
Net asset value, end of period	$38.17	$37.70	$36.36	$34.71	$51.05

Total Return[b]	2.88%	5.03%	10.32%	(27.40%)	34.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,767	$3,960	$4,736	$4,772	$14,706
Ratios to average net assets:
Net investment income (loss)	1.37%	1.31%	1.45%	0.90%	0.69%
Total expenses	1.83%	1.79%	1.81%	1.77%	1.69%
Net expenses[c]	1.78%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	269%	343%	125%	134%	136%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investment for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 69

SCHEDULE OF INVESTMENTS	December 31, 2025
RETAILING FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Retail - 66.3%
Walmart, Inc.	1,331	$148,287
Costco Wholesale Corp.	155	133,663
TJX Companies, Inc.	854	131,183
Home Depot, Inc.	361	124,220
Lowe’s Companies, Inc.	504	121,545
Carvana Co.*	219	92,422
O’Reilly Automotive, Inc.*	1,006	91,757
Ross Stores, Inc.	443	79,802
AutoZone, Inc.*	23	78,005
Target Corp.	724	70,771
Dollar General Corp.	425	56,427
Ulta Beauty, Inc.*	93	56,266
Tractor Supply Co.	1,091	54,561
Dollar Tree, Inc.*	395	48,589
Williams-Sonoma, Inc.	266	47,505
Burlington Stores, Inc.*	162	46,794
Dick’s Sporting Goods, Inc.	215	42,564
Genuine Parts Co.	342	42,052
Best Buy Company, Inc.	542	36,276
BJ’s Wholesale Club Holdings, Inc.*	396	35,652
Five Below, Inc.*	181	34,093
GameStop Corp. — Class A*	1,470	29,518
Lithia Motors, Inc. — Class A	86	28,580
Murphy USA, Inc.	69	27,843
Abercrombie & Fitch Co. — Class A*	213	26,810
Floor & Decor Holdings, Inc. — Class A*	437	26,609
Gap, Inc.	1,036	26,522
Ollie’s Bargain Outlet Holdings, Inc.*	238	26,087
CarMax, Inc.*	629	24,305
Macy’s, Inc.	1,085	23,924
AutoNation, Inc.*	109	22,506
Victoria’s Secret & Co.*	415	22,481
Urban Outfitters, Inc.*	297	22,352
American Eagle Outfitters, Inc.	827	21,808
Bath & Body Works, Inc.	1,076	21,606
Signet Jewelers Ltd.	221	18,316
Academy Sports & Outdoors, Inc.	364	18,185
RH*	88	15,765
Boot Barn Holdings, Inc.*	86	15,176
Kohl’s Corp.	731	14,920
Advance Auto Parts, Inc.	378	14,855
Warby Parker, Inc. — Class A*	668	14,556
National Vision Holdings, Inc.*	555	14,330
PriceSmart, Inc.	99	12,144
Total Retail		2,061,632

Internet - 29.3%
Amazon.com, Inc.*	1,428	329,611
PDD Holdings, Inc. ADR*	711	80,620
MercadoLibre, Inc.*	37	74,528
eBay, Inc.	773	67,328
Coupang, Inc.*	2,796	65,958
Alibaba Group Holding Ltd. ADR	440	64,495
Sea Ltd. ADR*	433	55,238
JD.com, Inc. ADR	1,754	50,340
Chewy, Inc. — Class A*	1,171	38,702
Wayfair, Inc. — Class A*	364	36,549
Etsy, Inc.*	446	24,726
RealReal, Inc.*	915	14,439
Groupon, Inc.*	414	7,290
Total Internet		909,824

Distribution & Wholesale - 1.8%
LKQ Corp.	954	28,811
Pool Corp.	123	28,136
Total Distribution & Wholesale		56,947

Software - 1.3%
Global-e Online Ltd*	1,011	39,742

Commercial Services - 0.7%
Valvoline, Inc.*	696	20,226

Total Common Stocks
(Cost $1,725,373)		3,088,371

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$11,234	11,234
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	11,234	11,234
Total Repurchase Agreements
(Cost $22,468)		22,468

Total Investments - 100.1%
(Cost $1,747,841)		$3,110,839
Other Assets & Liabilities, net - (0.1)%		(1,738)
Total Net Assets - 100.0%		$3,109,101

70 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
RETAILING FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,088,371	$—	$—	$3,088,371
Repurchase Agreements	—	22,468	—	22,468
Total Assets	$3,088,371	$22,468	$—	$3,110,839

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 71

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,725,373)	$3,088,371
Repurchase agreements, at value (cost $22,468)	22,468
Receivables:
Fund shares sold	9,222
Dividends	1,229
Interest	2
Total assets	3,121,292

Liabilities:
Payable for:
Professional fees	4,300
Transfer agent fees	2,093
Management fees	2,034
Printing fees	1,299
Investor service fees	598
Fund shares redeemed	321
Portfolio accounting and administration fees	251
Trustees’ fees*	25
Miscellaneous	1,270
Total liabilities	12,191
Net assets	$3,109,101

Net assets consist of:
Paid in capital	$1,881,542
Total distributable earnings (loss)	1,227,559
Net assets	$3,109,101
Capital shares outstanding	21,992
Net asset value per share	$141.37

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $55)	$27,882
Interest	917
Income from securities lending, net	84
Total investment income	28,883

Expenses:
Management fees	22,955
Investor service fees	6,751
Transfer agent fees	7,329
Professional fees	4,715
Portfolio accounting and administration fees	4,186
Custodian fees	389
Trustees’ fees*	336
Miscellaneous	2,876
Total expenses	49,537
Less:
Expenses reimbursed by Adviser	(1,350)
Net expenses	48,187
Net investment loss	(19,304)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	86,111
Net realized gain	86,111
Net change in unrealized appreciation (depreciation) on:
Investments	(16,275)
Net change in unrealized appreciation (depreciation)	(16,275)
Net realized and unrealized gain	69,836
Net increase in net assets resulting from operations	$50,532

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

72 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(19,304)	$(16,379)
Net realized gain on investments	86,111	802,117
Net change in unrealized appreciation (depreciation) on investments	(16,275)	(251,591)
Net increase in net assets resulting from operations	50,532	534,147

Distributions to shareholders	(41,004)	—

Capital share transactions:
Proceeds from sale of shares	8,173,717	8,149,757
Distributions reinvested	41,004	—
Cost of shares redeemed	(7,574,450)	(9,240,685)
Net increase (decrease) from capital share transactions	640,271	(1,090,928)
Net increase (decrease) in net assets	649,799	(556,781)

Net assets:
Beginning of year	2,459,302	3,016,083
End of year	$3,109,101	$2,459,302

Capital share activity:
Shares sold	59,045	68,942
Shares issued from reinvestment of distributions	304	—
Shares redeemed	(56,177)	(77,033)
Net increase (decrease) in shares	3,172	(8,091)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 73

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$130.67	$112.08	$96.16	$134.27	$128.69
Income (loss) from investment operations:
Net investment income (loss)[a]	(.97)	(.67)	(.40)	(.71)	(1.27)
Net gain (loss) on investments (realized and unrealized)	14.16	19.26	16.32	(34.86)	16.53
Total from investment operations	13.19	18.59	15.92	(35.57)	15.26
Less distributions from:
Net realized gains	(2.49)	—	—	(2.54)	(9.68)
Total distributions	(2.49)	—	—	(2.54)	(9.68)
Net asset value, end of period	$141.37	$130.67	$112.08	$96.16	$134.27

Total Return[b]	10.18%	16.59%	16.56%	(26.52%)	11.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,109	$2,459	$3,016	$3,220	$6,622
Ratios to average net assets:
Net investment income (loss)	(0.71%)	(0.55%)	(0.39%)	(0.68%)	(0.92%)
Total expenses	1.83%	1.79%	1.81%	1.77%	1.69%
Net expenses[c]	1.78%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	292%	273%	212%	193%	375%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

74 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Software - 28.2%
Microsoft Corp.	3,016	$1,458,598
Palantir Technologies, Inc. — Class A*	2,721	483,658
Oracle Corp.	2,396	467,004
Salesforce, Inc.	1,447	383,325
Intuit, Inc.	486	321,936
Adobe, Inc.*	829	290,142
ServiceNow, Inc.*	1,880	287,997
Synopsys, Inc.*	480	225,466
Cadence Design Systems, Inc.*	701	219,119
Snowflake, Inc. — Class A*	922	202,250
Cloudflare, Inc. — Class A*	990	195,178
Autodesk, Inc.*	647	191,518
Workday, Inc. — Class A*	829	178,053
Electronic Arts, Inc.	859	175,519
Take-Two Interactive Software, Inc.*	665	170,260
Atlassian Corp. — Class A*	1,041	168,788
Roper Technologies, Inc.	379	168,704
ROBLOX Corp. — Class A*	2,047	165,868
Datadog, Inc. — Class A*	1,184	161,012
Strategy, Inc. — Class A*	1,002	152,254
Nebius Group N.V. — Class A*	1,766	147,823
MongoDB, Inc.*	337	141,435
SAP SE ADR	570	138,459
CoreWeave, Inc. — Class A*	1,712	122,596
Zoom Communications, Inc. — Class A*	1,387	119,684
Twilio, Inc. — Class A*	811	115,357
HubSpot, Inc.*	280	112,364
PTC, Inc.*	627	109,230
Nutanix, Inc. — Class A*	1,838	95,006
Samsara, Inc. — Class A*	2,679	94,971
Monday.com Ltd.*	624	92,077
Unity Software, Inc.*	2,023	89,356
DocuSign, Inc.*	1,280	87,552
IonQ, Inc.*	1,948	87,407
Akamai Technologies, Inc.*	999	87,163
Confluent, Inc. — Class A*	2,497	75,509
Dropbox, Inc. — Class A*	2,282	63,440
Bentley Systems, Inc. — Class B	1,569	59,881
Manhattan Associates, Inc.*	340	58,925
Gitlab, Inc. — Class A*	1,498	56,220
SoundHound AI, Inc. — Class A*	4,654	46,400
BigBear.ai Holdings, Inc.*	6,173	33,334
Quantum Computing, Inc.*	3,079	31,591
Total Software		8,132,429

Semiconductors - 27.2%
NVIDIA Corp.	8,926	1,664,699
Broadcom, Inc.	2,643	914,742
Micron Technology, Inc.	1,638	467,502
Advanced Micro Devices, Inc.*	2,112	452,306
Lam Research Corp.	2,139	366,154
Applied Materials, Inc.	1,354	347,964
QUALCOMM, Inc.	1,918	328,074
KLA Corp.	257	312,276
Texas Instruments, Inc.	1,751	303,781
Intel Corp.*	8,049	297,008
Analog Devices, Inc.	1,026	278,251
Taiwan Semiconductor Manufacturing Company Ltd. ADR	716	217,585
NXP Semiconductor N.V.	961	208,595
Marvell Technology, Inc.	2,449	208,116
ASML Holding N.V. — Class G	188	201,134
Microchip Technology, Inc.	2,172	138,400
ARM Holdings plc ADR*	1,253	136,965
Teradyne, Inc.	683	132,202
Monolithic Power Systems, Inc.	137	124,171
Astera Labs, Inc.*	683	113,624
ON Semiconductor Corp.*	2,088	113,065
Lattice Semiconductor Corp.*	1,008	74,169
Skyworks Solutions, Inc.	1,158	73,429
Qorvo, Inc.*	791	66,847
MACOM Technology Solutions Holdings, Inc.*	373	63,887
MKS, Inc.	394	62,961
Rambus, Inc.*	635	58,350
Semtech Corp.*	755	55,636
GLOBALFOUNDRIES, Inc.*	1,277	44,593
Total Semiconductors		7,826,486

Computers - 16.5%
Apple, Inc.	5,627	1,529,756
International Business Machines Corp.	1,354	401,068
Crowdstrike Holdings, Inc. — Class A*	531	248,912
Dell Technologies, Inc. — Class C	1,662	209,213
Western Digital Corp.	1,029	177,266
Seagate Technology Holdings plc	635	174,873
Fortinet, Inc.*	2,094	166,285
Accenture plc — Class A	615	165,004
Cognizant Technology Solutions Corp. — Class A	1,850	153,550
Infosys Ltd. ADR	8,016	142,845
Hewlett Packard Enterprise Co.	5,770	138,595
CyberArk Software Ltd.*	307	136,940
Sandisk Corp.*	576	136,731
Check Point Software Technologies Ltd.*	671	124,511
Zscaler, Inc.*	504	113,360
Lumentum Holdings, Inc.*	304	112,051
NetApp, Inc.	1,002	107,304
Gartner, Inc.*	424	106,967
HP, Inc.	4,696	104,627
Okta, Inc.*	1,071	92,609
Super Micro Computer, Inc.*	3,106	90,913
D-Wave Quantum, Inc.*	2,649	69,271
Rigetti Computing, Inc.*	2,676	59,273
Total Computers		4,761,924

Internet - 15.5%
Alphabet, Inc. — Class A	4,869	1,523,997
Meta Platforms, Inc. — Class A	1,525	1,006,637
AppLovin Corp. — Class A*	477	321,412
Palo Alto Networks, Inc.*	1,483	273,169

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
TECHNOLOGY FUND

	Shares	Value
Shopify, Inc. — Class A*	1,274	$205,076
Reddit, Inc. — Class A*	674	154,932
Baidu, Inc. ADR*	1,143	149,344
VeriSign, Inc.	450	109,328
GoDaddy, Inc. — Class A*	803	99,636
CDW Corp.	728	99,154
Pinterest, Inc. — Class A*	3,825	99,029
Gen Digital, Inc.	3,476	94,512
F5, Inc.*	364	92,915
Wix.com Ltd.*	868	90,177
Snap, Inc. — Class A*	10,276	82,927
Match Group, Inc.	2,062	66,582
Total Internet		4,468,827

Telecommunications - 4.8%
Cisco Systems, Inc.	5,215	401,711
Arista Networks, Inc.*	2,145	281,059
Motorola Solutions, Inc.	522	200,093
Corning, Inc.	2,196	192,282
Ciena Corp.*	573	134,008
Credo Technology Group Holding Ltd.*	806	115,975
Applied Digital Corp.*	2,273	55,734
Total Telecommunications		1,380,862

Electronics - 3.7%
Amphenol Corp. — Class A	2,306	311,633
TE Connectivity plc	585	133,093
Coherent Corp.*	680	125,508
Jabil, Inc.	513	116,974
Flex Ltd.*	1,757	106,158
Celestica, Inc.*	358	105,828
Trimble, Inc.*	1,310	102,639
TTM Technologies, Inc.*	865	59,685
Total Electronics		1,061,518

Investment Companies - 1.4%
IREN Ltd.*	3,878	146,472
Cipher Mining, Inc.*	3,589	52,974
Riot Platforms, Inc.*	3,759	47,626
Core Scientific, Inc.*	3,255	47,393
Terawulf, Inc.*	3,759	43,191
MARA Holdings, Inc.*	4,439	39,862
Cleanspark, Inc.*	3,231	32,698
Total Investment Companies		410,216
Energy-Alternate Sources - 0.6%
First Solar, Inc.*	471	123,039
Enphase Energy, Inc.*	1,527	48,941
Total Energy-Alternate Sources		171,980

Diversified Financial Services - 0.6%
Circle Internet Group, Inc.*	1,199	95,081
BitMine Immersion Technologies, Inc.	2,649	71,920
Total Diversified Financial Services		167,001

Chemicals - 0.4%
Qnity Electronics, Inc.	1,238	101,083

Miscellaneous Manufacturing - 0.3%
Entegris, Inc.	979	82,481

Office & Business Equipment - 0.3%
Zebra Technologies Corp. — Class A*	331	80,374

Electrical Components & Equipment - 0.1%
Universal Display Corp.	313	36,552

Total Common Stocks
(Cost $11,030,577)		28,681,733

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$116,349	116,349
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	116,350	116,350
Total Repurchase Agreements
(Cost $232,699)		232,699

Total Investments - 100.4%
(Cost $11,263,276)		$28,914,432
Other Assets & Liabilities, net - (0.4)%		(121,173)
Total Net Assets - 100.0%		$28,793,259

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

76 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
TECHNOLOGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,681,733	$—	$—	$28,681,733
Repurchase Agreements	—	232,699	—	232,699
Total Assets	$28,681,733	$232,699	$—	$28,914,432

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 77

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $11,030,577)	$28,681,733
Repurchase agreements, at value (cost $232,699)	232,699
Receivables:
Fund shares sold	28,721
Dividends	7,067
Foreign tax reclaims	495
Interest	34
Total assets	28,950,749

Liabilities:
Payable for:
Professional fees	39,925
Fund shares redeemed	37,100
Transfer agent fees	21,788
Management fees	21,409
Investor service fees	6,297
Portfolio accounting and administration fees	2,644
Trustees’ fees*	252
Miscellaneous	28,075
Total liabilities	157,490
Net assets	$28,793,259

Net assets consist of:
Paid in capital	$12,305,520
Total distributable earnings (loss)	16,487,739
Net assets	$28,793,259
Capital shares outstanding	118,370
Net asset value per share	$243.25

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $619)	$145,131
Interest	8,360
Income from securities lending, net	478
Total investment income	153,969

Expenses:
Management fees	213,140
Transfer agent fees	66,342
Investor service fees	62,688
Professional fees	40,947
Portfolio accounting and administration fees	38,866
Custodian fees	3,599
Trustees’ fees*	2,818
Line of credit fees	181
Miscellaneous	31,499
Total expenses	460,080
Less:
Expenses reimbursed by Adviser	(12,538)
Net expenses	447,542
Net investment loss	(293,573)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,803,918
Net realized gain	2,803,918
Net change in unrealized appreciation (depreciation) on:
Investments	3,885,582
Net change in unrealized appreciation (depreciation)	3,885,582
Net realized and unrealized gain	6,689,500
Net increase in net assets resulting from operations	$6,395,927

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

78 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(293,573)	$(233,397)
Net realized gain on investments	2,803,918	5,705,994
Net change in unrealized appreciation (depreciation) on investments	3,885,582	(836,779)
Net increase in net assets resulting from operations	6,395,927	4,635,818

Distributions to shareholders	(2,523,388)	(880,066)

Capital share transactions:
Proceeds from sale of shares	46,511,623	30,734,805
Distributions reinvested	2,523,388	880,066
Cost of shares redeemed	(47,061,583)	(36,493,392)
Net increase (decrease) from capital share transactions	1,973,428	(4,878,521)
Net increase (decrease) in net assets	5,845,967	(1,122,769)

Net assets:
Beginning of year	22,947,292	24,070,061
End of year	$28,793,259	$22,947,292

Capital share activity:
Shares sold	212,160	152,420
Shares issued from reinvestment of distributions	11,572	4,411
Shares redeemed	(213,231)	(183,294)
Net increase (decrease) in shares	10,501	(26,463)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 79

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$212.73	$179.18	$122.14	$207.63	$184.01
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.63)	(2.06)	(1.43)	(1.65)	(1.82)
Net gain (loss) on investments (realized and unrealized)	54.79	44.42	61.07	(72.52)	38.58
Total from investment operations	52.16	42.36	59.64	(74.17)	36.76
Less distributions from:
Net realized gains	(21.64)	(8.81)	(2.60)	(11.32)	(13.14)
Total distributions	(21.64)	(8.81)	(2.60)	(11.32)	(13.14)
Net asset value, end of period	$243.25	$212.73	$179.18	$122.14	$207.63

Total Return[b]	25.70%	23.97%	49.01%	(36.25%)	20.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,793	$22,947	$24,070	$15,460	$30,389
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.03%)	(0.94%)	(1.10%)	(0.92%)
Total expenses	1.83%	1.78%	1.81%	1.77%	1.69%
Net expenses[c]	1.78%	1.73%	1.78%	1.77%	1.69%
Portfolio turnover rate	190%	141%	100%	78%	113%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

80 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
TELECOMMUNICATIONS FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Telecommunications - 77.2%
Cisco Systems, Inc.	4,111	$316,670
AT&T, Inc.	10,407	258,510
Verizon Communications, Inc.	5,954	242,506
Arista Networks, Inc.*	1,690	221,441
T-Mobile US, Inc.	960	194,918
Motorola Solutions, Inc.	438	167,894
Ciena Corp.*	564	131,903
EchoStar Corp. — Class A*	1,173	127,505
AST SpaceMobile, Inc.*	1,116	81,055
Frontier Communications Parent, Inc.*	1,948	74,160
Telefonaktiebolaget LM Ericsson ADR	6,728	64,925
Millicom International Cellular S.A.	1,134	62,869
Lumen Technologies, Inc.*	8,047	62,525
Nokia Oyj ADR	9,639	62,364
BCE, Inc.	2,572	61,265
Vodafone Group plc ADR	4,585	60,568
TELUS Corp.	4,535	59,726
Rogers Communications, Inc. — Class B	1,522	57,425
KT Corp. ADR	2,903	55,070
America Movil SAB de CV ADR	2,543	52,564
Telephone & Data Systems, Inc.	1,237	50,717
Viasat, Inc.*	1,330	45,832
Viavi Solutions, Inc.*	2,525	44,996
CommScope Holding Company, Inc.*	2,436	44,165
Calix, Inc.*	785	41,550
InterDigital, Inc.	124	39,479
Extreme Networks, Inc.*	2,111	35,148
Uniti Group, Inc.*	4,353	30,515
Iridium Communications, Inc.	1,700	29,546
GCI Liberty, Inc. — Class C*	720	26,791
Harmonic, Inc.*	2,466	24,389
Globalstar, Inc.*	372	22,707
ADTRAN Holdings, Inc.*	2,324	20,196
NETGEAR, Inc.*	642	15,748
Gogo, Inc.*	2,847	13,267
Ubiquiti, Inc.	23	12,727
Total Telecommunications		2,913,636

Media - 10.5%
Comcast Corp. — Class A	7,061	211,053
Charter Communications, Inc. — Class A*	513	107,089
Liberty Global Ltd. — Class A*	4,890	54,475
Liberty Latin America Ltd. — Class C*	3,253	24,267
Total Media		396,884

Internet - 5.6%
Roku, Inc.*	886	96,122
F5, Inc.*	360	91,893
Cogent Communications Holdings, Inc.	1,064	22,940
Total Internet		210,955

Computers - 4.1%
Lumentum Holdings, Inc.*	327	120,529
NetScout Systems, Inc.*	1,205	32,607
Total Computers		153,136

Aerospace & Defense - 1.2%
Ondas Holdings, Inc.*	4,726	46,126

Electronics - 0.9%
Applied Optoelectronics, Inc.*	993	34,616

Total Common Stocks
(Cost $2,362,864)		3,755,353

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$17,096	17,096
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	17,096	17,096
Total Repurchase Agreements
(Cost $34,192)		34,192

Total Investments - 100.4%
(Cost $2,397,056)		$3,789,545
Other Assets & Liabilities, net - (0.4)%		(13,325)
Total Net Assets - 100.0%		$3,776,220

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 81

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
TELECOMMUNICATIONS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,755,353	$—	$—	$3,755,353
Repurchase Agreements	—	34,192	—	34,192
Total Assets	$3,755,353	$34,192	$—	$3,789,545

82 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $2,362,864)	$3,755,353
Repurchase agreements, at value (cost $34,192)	34,192
Cash	93
Receivables:
Securities sold	140,864
Dividends	4,145
Interest	3
Total assets	3,934,650

Liabilities:
Payable for:
Fund shares redeemed	138,978
Transfer agent fees	3,728
Management fees	2,681
Investor service fees	788
Portfolio accounting and administration fees	331
Trustees’ fees*	44
Miscellaneous	11,880
Total liabilities	158,430
Net assets	$3,776,220

Net assets consist of:
Paid in capital	$2,935,648
Total distributable earnings (loss)	840,572
Net assets	$3,776,220
Capital shares outstanding	45,390
Net asset value per share	$83.19

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $2,574)	$84,225
Interest	1,319
Income from securities lending, net	1,319
Total investment income	86,863

Expenses:
Management fees	35,446
Investor service fees	10,425
Transfer agent fees	11,506
Professional fees	8,716
Portfolio accounting and administration fees	6,464
Custodian fees	607
Trustees’ fees*	543
Line of credit fees	87
Miscellaneous	2,646
Total expenses	76,440
Less:
Expenses reimbursed by Adviser	(2,085)
Net expenses	74,355
Net investment income	12,508

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	618,201
Net realized gain	618,201
Net change in unrealized appreciation (depreciation) on:
Investments	456,029
Net change in unrealized appreciation (depreciation)	456,029
Net realized and unrealized gain	1,074,230
Net increase in net assets resulting from operations	$1,086,738

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 83

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,508	$11,213
Net realized gain on investments	618,201	204,814
Net change in unrealized appreciation (depreciation) on investments	456,029	259,882
Net increase in net assets resulting from operations	1,086,738	475,909

Distributions to shareholders	(12,316)	(14,001)

Capital share transactions:
Proceeds from sale of shares	22,743,804	12,909,159
Distributions reinvested	12,316	14,001
Cost of shares redeemed	(24,261,624)	(11,154,022)
Net increase (decrease) from capital share transactions	(1,505,504)	1,769,138
Net increase (decrease) in net assets	(431,082)	2,231,046

Net assets:
Beginning of year	4,207,302	1,976,256
End of year	$3,776,220	$4,207,302

Capital share activity:
Shares sold	346,161	210,072
Shares issued from reinvestment of distributions	174	251
Shares redeemed	(367,112)	(179,774)
Net increase (decrease) in shares	(20,777)	30,549

84 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$63.59	$55.48	$52.62	$71.41	$66.03
Income (loss) from investment operations:
Net investment income (loss)[a]	.22	.22	.32	.37	.44
Net gain (loss) on investments (realized and unrealized)	19.54	8.44	2.98 [d]	(18.80)	5.48
Total from investment operations	19.76	8.66	3.30	(18.43)	5.92
Less distributions from:
Net investment income	(.16)	(.55)	(.44)	(.36)	(.54)
Total distributions	(.16)	(.55)	(.44)	(.36)	(.54)
Net asset value, end of period	$83.19	$63.59	$55.48	$52.62	$71.41

Total Return[b]	31.13%	15.73%	6.30%	(25.85%)	8.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,776	$4,207	$1,976	$2,051	$6,987
Ratios to average net assets:
Net investment income (loss)	0.30%	0.37%	0.59%	0.62%	0.62%
Total expenses	1.83%	1.82%	1.81%	1.77%	1.70%
Net expenses[c]	1.78%	1.77%	1.79%	1.77%	1.70%
Portfolio turnover rate	574%	381%	260%	113%	237%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 85

SCHEDULE OF INVESTMENTS	December 31, 2025
TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS† - 98.3%

Transportation - 37.5%
Union Pacific Corp.	583	$134,860
United Parcel Service, Inc. — Class B	1,059	105,042
CSX Corp.	2,594	94,032
Norfolk Southern Corp.	320	92,390
FedEx Corp.	317	91,569
Old Dominion Freight Line, Inc.	391	61,309
Expeditors International of Washington, Inc.	339	50,514
CH Robinson Worldwide, Inc.	311	49,996
ZIM Integrated Shipping Services Ltd.	2,077	44,095
Canadian National Railway Co.	440	43,494
J.B. Hunt Transport Services, Inc.	222	43,143
Canadian Pacific Kansas City Ltd.	585	43,074
XPO, Inc.*	313	42,540
Star Bulk Carriers Corp.	2,192	42,130
TFI International, Inc.	398	41,133
ZTO Express Cayman, Inc. ADR	1,938	40,485
Saia, Inc.*	101	32,978
Knight-Swift Transportation Holdings, Inc.	621	32,466
Ryder System, Inc.	156	29,857
Kirby Corp.*	255	28,096
GXO Logistics, Inc.*	529	27,847
Landstar System, Inc.	174	25,004
Matson, Inc.	176	21,745
Hub Group, Inc. — Class A	423	18,024
Werner Enterprises, Inc.	491	14,735
RXO, Inc.*	1,164	14,713
Forward Air Corp.*	451	11,275
ArcBest Corp.	139	10,312
Total Transportation		1,286,858

Auto Manufacturers - 27.0%
Tesla, Inc.*	941	423,187
General Motors Co.	1,245	101,243
Ford Motor Co.	6,223	81,646
Rivian Automotive, Inc. — Class A*	2,890	56,962
NIO, Inc. ADR*	8,612	43,921
Toyota Motor Corp. ADR	200	42,812
Ferrari N.V.	115	42,499
Li Auto, Inc. ADR*	2,510	42,494
Stellantis N.V.	3,590	39,095
Honda Motor Company Ltd. ADR	1,322	38,973
Lucid Group, Inc.*	1,173	12,399
Total Auto Manufacturers		925,231

Auto Parts & Equipment - 12.2%
Magna International, Inc.	803	42,800
Garrett Motion, Inc.	2,436	42,459
Aptiv plc*	539	41,013
Autoliv, Inc.	338	40,121
Mobileye Global, Inc. — Class A*	3,738	39,025
BorgWarner, Inc.	785	35,372
Lear Corp.	247	28,306
Gentex Corp.	1,120	26,062
QuantumScape Corp.*	2,257	23,518
Dana, Inc.	813	19,317
Goodyear Tire & Rubber Co.*	2,052	17,976
Visteon Corp.	183	17,403
Adient plc*	740	14,186
Dorman Products, Inc.*	113	13,920
Fox Factory Holding Corp.*	578	9,890
Solid Power, Inc.*	2,021	8,589
Total Auto Parts & Equipment		419,957

Airlines - 12.0%
Delta Air Lines, Inc.	1,118	77,589
United Airlines Holdings, Inc.*	641	71,677
Southwest Airlines Co.	1,293	53,440
Ryanair Holdings plc ADR	595	42,953
Copa Holdings S.A. — Class A	344	41,490
American Airlines Group, Inc.*	2,431	37,267
Alaska Air Group, Inc.*	542	27,263
SkyWest, Inc.*	222	22,291
JetBlue Airways Corp.*	2,959	13,463
Sun Country Airlines Holdings, Inc.*	691	9,943
Allegiant Travel Co. — Class A*	111	9,465
Frontier Group Holdings, Inc.*	1,413	6,655
Total Airlines		413,496

Internet - 6.4%
Uber Technologies, Inc.*	1,796	146,751
Grab Holdings Ltd. — Class A*	8,646	43,144
Lyft, Inc. — Class A*	1,606	31,108
Total Internet		221,003

Leisure Time - 0.9%
Harley-Davidson, Inc.	851	17,437
Patrick Industries, Inc.	113	12,253
Total Leisure Time		29,690

Aerospace & Defense - 0.8%
Joby Aviation, Inc.*	2,172	28,671

Home Builders - 0.8%
Thor Industries, Inc.	256	26,283

Commercial Services - 0.7%
Avis Budget Group, Inc.*	111	14,243
Hertz Global Holdings, Inc.*	1,765	9,072
Total Commercial Services		23,315

Total Common Stocks
(Cost $1,280,699)		3,374,504

86 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
TRANSPORTATION FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 2.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$46,442	$46,442
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	46,442	46,442
Total Repurchase Agreements
(Cost $92,884)		92,884

Total Investments - 101.0%
(Cost $1,373,583)		$3,467,388
Other Assets & Liabilities, net - (1.0)%		(35,432)
Total Net Assets - 100.0%		$3,431,956

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,374,504	$—	$—	$3,374,504
Repurchase Agreements	—	92,884	—	92,884
Total Assets	$3,374,504	$92,884	$—	$3,467,388

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 87

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,280,699)	$3,374,504
Repurchase agreements, at value (cost $92,884)	92,884
Cash	66,848
Receivables:
Securities sold	6,249,474
Dividends	2,123
Foreign tax reclaims	108
Interest	10
Total assets	9,785,951

Liabilities:
Payable for:
Fund shares redeemed	6,269,913
Securities purchased	66,848
Management fees	3,131
Transfer agent fees	3,000
Investor service fees	921
Portfolio accounting and administration fees	387
Trustees’ fees*	36
Miscellaneous	9,759
Total liabilities	6,353,995
Net assets	$3,431,956

Net assets consist of:
Paid in capital	$2,075,561
Total distributable earnings (loss)	1,356,395
Net assets	$3,431,956
Capital shares outstanding	34,108
Net asset value per share	$100.62

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $4,639)	$62,478
Interest	1,216
Income from securities lending, net	1,978
Total investment income	65,672

Expenses:
Management fees	30,816
Transfer agent fees	10,006
Investor service fees	9,064
Professional fees	7,471
Portfolio accounting and administration fees	5,619
Custodian fees	537
Trustees’ fees*	479
Miscellaneous	2,501
Total expenses	66,493
Less:
Expenses reimbursed by Adviser	(1,813)
Net expenses	64,680
Net investment income	992

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	30,701
Net realized gain	30,701
Net change in unrealized appreciation (depreciation) on:
Investments	205,564
Net change in unrealized appreciation (depreciation)	205,564
Net realized and unrealized gain	236,265
Net increase in net assets resulting from operations	$237,257

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

88 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$992	$(4,782)
Net realized gain on investments	30,701	474,103
Net change in unrealized appreciation (depreciation) on investments	205,564	(562,202)
Net increase (decrease) in net assets resulting from operations	237,257	(92,881)

Distributions to shareholders	—	(7,975)

Capital share transactions:
Proceeds from sale of shares	45,341,821	3,499,921
Distributions reinvested	—	7,975
Cost of shares redeemed	(46,146,020)	(5,005,820)
Net decrease from capital share transactions	(804,199)	(1,497,924)
Net decrease in net assets	(566,942)	(1,598,780)

Net assets:
Beginning of year	3,998,898	5,597,678
End of year	$3,431,956	$3,998,898

Capital share activity:
Shares sold	464,742	41,126
Shares issued from reinvestment of distributions	—	93
Shares redeemed	(475,061)	(59,811)
Net decrease in shares	(10,319)	(18,592)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 89

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$90.01	$88.83	$71.36	$124.83	$109.37
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	(.12)	.15	(.16)	(.02)
Net gain (loss) on investments (realized and unrealized)	10.59	1.48 [d]	17.32	(42.05)	23.27
Total from investment operations	10.61	1.36	17.47	(42.21)	23.25
Less distributions from:
Net investment income	—	(.18)	—	—	—
Net realized gains	—	—	—	(11.26)	(7.79)
Total distributions	—	(.18)	—	(11.26)	(7.79)
Net asset value, end of period	$100.62	$90.01	$88.83	$71.36	$124.83

Total Return[b]	11.79%	1.56%	24.48%	(35.03%)	22.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,432	$3,999	$5,598	$3,329	$6,872
Ratios to average net assets:
Net investment income (loss)	0.03%	(0.14%)	0.17%	(0.17%)	(0.02%)
Total expenses	1.83%	1.79%	1.81%	1.77%	1.70%
Net expenses[c]	1.78%	1.74%	1.79%	1.77%	1.70%
Portfolio turnover rate	1,303%	112%	318%	343%	326%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

90 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
UTILITIES FUND

	Shares	Value
COMMON STOCKS† - 99.5%

Electric - 88.5%
NextEra Energy, Inc.	6,510	$522,623
Constellation Energy Corp.	1,169	412,973
Southern Co.	4,640	404,608
Duke Energy Corp.	3,365	394,412
American Electric Power Company, Inc.	2,781	320,677
Sempra	3,506	309,545
Dominion Energy, Inc.	4,940	289,435
Vistra Corp.	1,778	286,845
Exelon Corp.	6,269	273,266
Xcel Energy, Inc.	3,635	268,481
Entergy Corp.	2,822	260,837
Public Service Enterprise Group, Inc.	3,230	259,369
PG&E Corp.	15,837	254,501
Consolidated Edison, Inc.	2,507	248,995
WEC Energy Group, Inc.	2,287	241,187
NRG Energy, Inc.	1,371	218,318
Ameren Corp.	2,147	214,399
PPL Corp.	5,939	207,984
CenterPoint Energy, Inc.	5,388	206,576
Eversource Energy	3,043	204,885
FirstEnergy Corp.	4,544	203,435
Edison International	3,327	199,686
DTE Energy Co.	1,521	196,179
CMS Energy Corp.	2,705	189,161
Alliant Energy Corp.	2,562	166,556
Evergy, Inc.	2,255	163,465
Talen Energy Corp.*	412	154,434
Fortis, Inc.	2,915	151,405
National Grid plc ADR	1,932	149,440
Brookfield Renewable Corp.	3,684	141,245
Pinnacle West Capital Corp.	1,514	134,292
AES Corp.	9,128	130,895
OGE Energy Corp.	2,865	122,335
IDACORP, Inc.	843	106,690
Clearway Energy, Inc. — Class C	3,165	105,268
TXNM Energy, Inc.	1,753	103,217
Oklo, Inc.*	1,431	102,688
Ormat Technologies, Inc.	884	97,655
Portland General Electric Co.	1,992	95,596
Black Hills Corp.	1,310	90,940
Northwestern Energy Group, Inc.	1,221	78,803
Otter Tail Corp.	536	43,314
MGE Energy, Inc.	431	33,799
Total Electric		8,760,414

Gas - 7.0%
Atmos Energy Corp.	1,268	212,555
NiSource, Inc.	4,349	181,614
UGI Corp.	3,037	113,675
National Fuel Gas Co.	1,343	107,521
MDU Resources Group, Inc.	4,248	82,921
Total Gas		698,286

Water - 4.0%
American Water Works Company, Inc.	1,573	205,277
Essential Utilities, Inc.	3,514	134,797
H2O America	1,061	51,978
Total Water		392,052

Total Common Stocks
(Cost $3,414,347)		9,850,752

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$39,508	39,508
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	39,509	39,509
Total Repurchase Agreements
(Cost $79,017)		79,017

Total Investments - 100.3%
(Cost $3,493,364)		$9,929,769
Other Assets & Liabilities, net - (0.3)%		(29,100)
Total Net Assets - 100.0%		$9,900,669

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 91

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
UTILITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,850,752	$—	$—	$9,850,752
Repurchase Agreements	—	79,017	—	79,017
Total Assets	$9,850,752	$79,017	$—	$9,929,769

92 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $3,414,347)	$9,850,752
Repurchase agreements, at value (cost $79,017)	79,017
Cash	1,863
Receivables:
Fund shares sold	31,357
Dividends	14,526
Interest	8
Total assets	9,977,523

Liabilities:
Payable for:
Fund shares redeemed	28,053
Professional fees	17,941
Transfer agent fees	8,904
Management fees	7,313
Investor service fees	2,151
Portfolio accounting and administration fees	903
Trustees’ fees*	109
Miscellaneous	11,480
Total liabilities	76,854
Net assets	$9,900,669

Net assets consist of:
Paid in capital	$9,013,178
Total distributable earnings (loss)	887,491
Net assets	$9,900,669
Capital shares outstanding	229,094
Net asset value per share	$43.22

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,935)	$327,908
Interest	3,129
Income from securities lending, net	842
Total investment income	331,879

Expenses:
Management fees	95,780
Investor service fees	28,170
Transfer agent fees	30,890
Professional fees	21,359
Portfolio accounting and administrative fees	17,465
Custodian fees	1,634
Trustees’ fees*	1,445
Line of credit fees	64
Miscellaneous	10,101
Total expenses	206,908
Less:
Expenses reimbursed by Adviser	(5,634)
Net expenses	201,274
Net investment income	130,605

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,033,156
Net realized gain	1,033,156
Net change in unrealized appreciation (depreciation) on:
Investments	761,508
Net change in unrealized appreciation (depreciation)	761,508
Net realized and unrealized gain	1,794,664
Net increase in net assets resulting from operations	$1,925,269

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 93

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$130,605	$158,794
Net realized gain on investments	1,033,156	1,007,950
Net change in unrealized appreciation (depreciation) on investments	761,508	743,746
Net increase in net assets resulting from operations	1,925,269	1,910,490

Distributions to shareholders	(164,262)	(161,312)

Capital share transactions:
Proceeds from sale of shares	29,379,604	47,376,005
Distributions reinvested	164,262	161,312
Cost of shares redeemed	(32,155,985)	(48,043,551)
Net decrease from capital share transactions	(2,612,119)	(506,234)
Net increase (decrease) in net assets	(851,112)	1,242,944

Net assets:
Beginning of year	10,751,781	9,508,837
End of year	$9,900,669	$10,751,781

Capital share activity:
Shares sold	733,025	1,262,610
Shares issued from reinvestment of distributions	4,007	4,649
Shares redeemed	(795,059)	(1,280,410)
Net decrease in shares	(58,027)	(13,151)

94 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$37.45	$31.67	$34.65	$34.86	$30.93
Income (loss) from investment operations:
Net investment income (loss)[a]	.48	.50	.46	.29	.43
Net gain (loss) on investments (realized and unrealized)	5.88	5.76	(2.92)	.07	4.02
Total from investment operations	6.36	6.26	(2.46)	.36	4.45
Less distributions from:
Net investment income	(.59)	(.48)	(.52)	(.31)	(.52)
Net realized gains	—	—	—	(.26)	—
Total distributions	(.59)	(.48)	(.52)	(.57)	(.52)
Net asset value, end of period	$43.22	$37.45	$31.67	$34.65	$34.86

Total Return[b]	17.07%	19.86%	(7.12%)	1.04%	14.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,901	$10,752	$9,509	$17,137	$13,444
Ratios to average net assets:
Net investment income (loss)	1.16%	1.41%	1.40%	0.83%	1.32%
Total expenses	1.84%	1.79%	1.80%	1.77%	1.69%
Net expenses[c]	1.79%	1.74%	1.79%	1.77%	1.69%
Portfolio turnover rate	249%	425%	102%	387%	110%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS	December 31, 2025
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 81.0%

Financial - 22.9%
Goldman Sachs Group, Inc.	854	$750,666
American Express Co.	854	315,937
Visa, Inc. — Class A	854	299,507
JPMorgan Chase & Co.	854	275,176
Travelers Companies, Inc.	854	247,711
Total Financial		1,888,997

Technology - 15.6%
Microsoft Corp.	854	413,011
International Business Machines Corp.	854	252,963
Apple, Inc.	854	232,169
Salesforce, Inc.	854	226,233
NVIDIA Corp.	854	159,271
Total Technology		1,283,647

Consumer, Non-cyclical - 12.3%
UnitedHealth Group, Inc.	854	281,914
Amgen, Inc.	854	279,523
Johnson & Johnson	854	176,735
Procter & Gamble Co.	854	122,387
Merck & Company, Inc.	854	89,892
Coca-Cola Co.	854	59,703
Total Consumer, Non-cyclical		1,010,154

Industrial - 11.9%
Caterpillar, Inc.	854	489,231
Boeing Co.*	854	185,421
Honeywell International, Inc.	854	166,607
3M Co.	854	136,725
Total Industrial		977,984

Consumer, Cyclical - 8.5%
Home Depot, Inc.	854	293,862
McDonald’s Corp.	854	261,008
Walmart, Inc.	854	95,144
NIKE, Inc. — Class B	854	54,408
Total Consumer, Cyclical		704,422

Communications - 4.8%
Amazon.com, Inc.*	854	197,120
Walt Disney Co.	854	97,160
Cisco Systems, Inc.	854	65,784
Verizon Communications, Inc.	854	34,783
Total Communications		394,847

Basic Materials - 3.4%
Sherwin-Williams Co.	854	276,746
Energy - 1.6%
Chevron Corp.	854	130,158

Total Common Stocks
(Cost $4,281,480)		6,666,943

	Face Amount
U.S. TREASURY BILLS†† - 4.9%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	$404,000	403,202
Total U.S. Treasury Bills
(Cost $403,150)		403,202

REPURCHASE AGREEMENTS††,3 - 7.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	306,996	306,996
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	306,996	306,996
Total Repurchase Agreements
(Cost $613,992)		613,992

Total Investments - 93.4%
(Cost $5,298,622)		$7,684,137
Other Assets & Liabilities, net - 6.6%		542,372
Total Net Assets - 100.0%		$8,226,509

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	28	Mar 2026	$6,767,320	$(55,974)

96 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
DOW 2x STRATEGY FUND

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	Dow Jones Industrial Average	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	32	$1,561,576	$40,040
Barclays Bank plc	Dow Jones Industrial Average	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	31	1,484,752	30,717
							$3,046,328	$70,757

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,666,943	$—	$—	$6,666,943
U.S. Treasury Bills	—	403,202	—	403,202
Repurchase Agreements	—	613,992	—	613,992
Equity Index Swap Agreements**	—	70,757	—	70,757
Total Assets	$6,666,943	$1,087,951	$—	$7,754,894

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$55,974	$—	$—	$55,974

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 97

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $4,684,630)	$7,070,145
Repurchase agreements, at value (cost $613,992)	613,992
Cash	47,560
Segregated cash with broker	227,332
Unrealized appreciation on OTC swap agreements	70,757
Receivables:
Fund shares sold	1,292,408
Swap settlement	22,108
Dividends	2,082
Interest	65
Total assets	9,346,449

Liabilities:
Payable for:
Securities purchased	999,281
Variation margin on futures contracts	83,467
Transfer agent fees	5,929
Management fees	5,686
Investor service fees	1,580
Portfolio accounting and administration fees	348
Fund shares redeemed	156
Trustees’ fees*	75
Miscellaneous	23,418
Total liabilities	1,119,940
Net assets	$8,226,509

Net assets consist of:
Paid in capital	$5,976,862
Total distributable earnings (loss)	2,249,647
Net assets	$8,226,509
Capital shares outstanding	30,277
Net asset value per share	$271.71

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$101,844
Interest	75,567
Total investment income	177,411

Expenses:
Management fees	71,169
Transfer agent fees	22,135
Investor service fees	19,769
Professional fees	16,987
Portfolio accounting and administration fees	12,256
Interest expense	2,005
Custodian fees	1,183
Trustees’ fees*	1,094
Miscellaneous	7,657
Total expenses	154,255
Less:
Expenses reimbursed by Adviser	(7,907)
Net expenses	146,348
Net investment income	31,063

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	332,938
Swap agreements	449,200
Futures contracts	99,845
Net realized gain	881,983
Net change in unrealized appreciation (depreciation) on:
Investments	212,244
Swap agreements	36,255
Futures contracts	(48,204)
Net change in unrealized appreciation (depreciation)	200,295
Net realized and unrealized gain	1,082,278
Net increase in net assets resulting from operations	$1,113,341

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

98 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$31,063	$76,837
Net realized gain on investments	881,983	2,510,120
Net change in unrealized appreciation (depreciation) on investments	200,295	(931,693)
Net increase in net assets resulting from operations	1,113,341	1,655,264

Distributions to shareholders	(64,046)	(96,119)

Capital share transactions:
Proceeds from sale of shares	92,974,291	127,103,691
Distributions reinvested	64,046	96,119
Cost of shares redeemed	(96,328,013)	(136,247,669)
Net decrease from capital share transactions	(3,289,676)	(9,047,859)
Net decrease in net assets	(2,240,381)	(7,488,714)

Net assets:
Beginning of year	10,466,890	17,955,604
End of year	$8,226,509	$10,466,890

Capital share activity:
Shares sold	383,068	593,096
Shares issued from reinvestment of distributions	269	446
Shares redeemed	(398,653)	(641,241)
Net decrease in shares	(15,316)	(47,699)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 99

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$229.57	$192.47	$156.26	$207.85	$147.84
Income (loss) from investment operations:
Net investment income (loss)[a]	.94	1.60	1.21	.42	(.68)
Net gain (loss) on investments (realized and unrealized)	43.48	37.94	35.49	(43.46)	60.69
Total from investment operations	44.42	39.54	36.70	(43.04)	60.01
Less distributions from:
Net investment income	(2.28)	(2.44)	(.49)	—	—
Net realized gains	—	—	—	(8.55)	—
Total distributions	(2.28)	(2.44)	(.49)	(8.55)	—
Net asset value, end of period	$271.71	$229.57	$192.47	$156.26	$207.85

Total Return[b]	19.49%	20.63%	23.57%	(20.49%)	40.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,227	$10,467	$17,956	$14,372	$19,882
Ratios to average net assets:
Net investment income (loss)	0.39%	0.76%	0.75%	0.25%	(0.37%)
Total expenses[c]	1.95%	1.89%	1.97%	1.88%	1.78%
Net expenses[d]	1.85%	1.79%	1.90%	1.81%	1.72%
Portfolio turnover rate	978%	853%	316%	458%	489%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

100 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 40.8%
Federal Home Loan Bank
3.56% due 01/23/26[1]	$100,000	$99,783
Fannie Mae
3.63% due 01/07/26[1]	50,000	49,970
Freddie Mac
3.58% due 01/20/26[1]	50,000	49,905
Total Federal Agency Discount Notes
(Cost $199,658)		199,658

REPURCHASE AGREEMENTS††,2 - 51.0%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	124,527	124,527
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	124,527	124,527
Total Repurchase Agreements
(Cost $249,054)		249,054

Total Investments - 91.8%
(Cost $448,712)		$448,712
Other Assets & Liabilities, net - 8.2%		40,054
Total Net Assets - 100.0%		$488,766

Total Return Swap Agreements
Counterparty	Index	Type[3]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	4.14% (Federal Funds Rate + 0.50%)	At Maturity	01/22/26	7	$360,095	$2,645
Barclays Bank plc	Dow Jones Industrial Average	Receive	4.31% (SOFR + 0.60%)	At Maturity	01/22/26	13	615,710	90
							$975,805	$2,735

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
[3]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$199,658	$—	$199,658
Repurchase Agreements	—	249,054	—	249,054
Equity Index Swap Agreements**	—	2,735	—	2,735
Total Assets	$—	$451,447	$—	$451,447

**	This derivative is reported as unrealized appreciation/depreciation at period end.

102 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $199,658)	$199,658
Repurchase agreements, at value (cost $249,054)	249,054
Segregated cash with broker	77,278
Unrealized appreciation on OTC swap agreements	2,735
Receivables:
Fund shares sold	2,205
Interest	27
Total assets	530,957

Liabilities:
Payable for:
Swap settlement	37,886
Professional fees	1,666
Transfer agent fees	676
Management fees	373
Fund shares redeemed	130
Investor service fees	104
Portfolio accounting and administration fees	23
Trustees’ fees*	9
Miscellaneous	1,324
Total liabilities	42,191
Net assets	$488,766

Net assets consist of:
Paid in capital	$26,402,739
Total distributable earnings (loss)	(25,913,973)
Net assets	$488,766
Capital shares outstanding	4,309
Net asset value per share	$113.43

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Interest	$48,067
Total investment income	48,067

Expenses:
Management fees	9,419
Investor service fees	2,616
Transfer agent fees	3,094
Professional fees	2,701
Portfolio accounting and administration fees	1,622
Trustees’ fees*	174
Custodian fees	164
Miscellaneous	503
Total expenses	20,293
Less:
Expenses reimbursed by Adviser	(1,047)
Net expenses	19,246
Net investment income	28,821

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2
Swap agreements	(805,412)
Futures contracts	(60,048)
Net realized loss	(865,458)
Net change in unrealized appreciation (depreciation) on:
Investments	(63)
Swap agreements	7,159
Futures contracts	(7,388)
Net change in unrealized appreciation (depreciation)	(292)
Net realized and unrealized loss	(865,750)
Net decrease in net assets resulting from operations	$(836,929)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 103

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$28,821	$49,696
Net realized loss on investments	(865,458)	(1,120,702)
Net change in unrealized appreciation (depreciation) on investments	(292)	20,739
Net decrease in net assets resulting from operations	(836,929)	(1,050,267)

Distributions to shareholders	(49,696)	(58,940)

Capital share transactions:
Proceeds from sale of shares	42,606,041	60,891,775
Distributions reinvested	49,696	58,940
Cost of shares redeemed	(42,718,118)	(59,477,986)
Net increase (decrease) from capital share transactions	(62,381)	1,472,729
Net increase (decrease) in net assets	(949,006)	363,522

Net assets:
Beginning of year	1,437,772	1,074,250
End of year	$488,766	$1,437,772
CAPITAL SHARE ACTIVITY*:
Shares sold	304,008	339,573
Shares issued from reinvestment of distributions	383	363
Shares redeemed	(309,517)	(335,999)
Net increase (decrease) in shares	(5,126)	3,937

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

104 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$152.39	$195.40	$239.52	$228.09	$352.71
Income (loss) from investment operations:
Net investment income (loss)[a]	3.91	6.55	7.35	.40	(3.15)
Net gain (loss) on investments (realized and unrealized)	(34.41)	(36.81)	(51.02)	11.03 [e]	(121.47)
Total from investment operations	(30.50)	(30.26)	(43.67)	11.43	(124.62)
Less distributions from:
Net investment income	(8.46)	(12.75)	(.45)	—	—
Total distributions	(8.46)	(12.75)	(.45)	—	—
Net asset value, end of period	$113.43	$152.39	$195.40	$239.52	$228.09

Total Return[b]	(20.69%)	(15.94%)	(18.26%)	5.00%	(35.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$489	$1,438	$1,074	$2,220	$3,283
Ratios to average net assets:
Net investment income (loss)	2.75%	3.86%	3.17%	0.16%	(1.15%)
Total expenses[c]	1.94%	1.88%	1.91%	1.90%	1.79%
Net expenses[d]	1.84%	1.78%	1.84%	1.83%	1.70%
Portfolio turnover rate	—	—	—	—	116%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests, if any.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

[f]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 105

SCHEDULE OF INVESTMENTS	December 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 72.7%

Industrial - 16.8%
Coherent Corp.*	128	$23,625
Flex Ltd.*	302	18,247
Curtiss-Wright Corp.	30	16,538
Woodward, Inc.	49	14,814
nVent Electric plc	132	13,460
Fabrinet*	29	13,203
XPO, Inc.*	96	13,047
BWX Technologies, Inc.	75	12,963
ATI, Inc.*	111	12,738
ITT, Inc.	69	11,972
RBC Bearings, Inc.*	26	11,659
Graco, Inc.	135	11,066
Carlisle Companies, Inc.	34	10,875
MasTec, Inc.*	50	10,868
Lincoln Electric Holdings, Inc.	45	10,784
Kratos Defense & Security Solutions, Inc.*	138	10,476
Entegris, Inc.	124	10,447
Mueller Industries, Inc.	91	10,447
AECOM	108	10,296
Clean Harbors, Inc.*	41	9,614
TopBuild Corp.*	23	9,595
Crown Holdings, Inc.	93	9,576
TD SYNNEX Corp.	62	9,314
Acuity, Inc.	25	9,001
Donaldson Company, Inc.	95	8,423
Advanced Drainage Systems, Inc.	58	8,400
Dycom Industries, Inc.*	24	8,110
SPX Technologies, Inc.*	40	8,002
Applied Industrial Technologies, Inc.	31	7,960
Sterling Infrastructure, Inc.*	25	7,656
Regal Rexnord Corp.	54	7,577
Owens Corning	67	7,498
Chart Industries, Inc.*	36	7,424
Crane Co.	40	7,377
Flowserve Corp.	104	7,216
Saia, Inc.*	22	7,183
Tetra Tech, Inc.	213	7,144
Knight-Swift Transportation Holdings, Inc.	133	6,953
CNH Industrial N.V.	723	6,666
AptarGroup, Inc.	54	6,586
Oshkosh Corp.	52	6,533
Valmont Industries, Inc.	16	6,437
Ryder System, Inc.	33	6,316
Toro Co.	80	6,298
AeroVironment, Inc.*	26	6,289
Watts Water Technologies, Inc. — Class A	22	6,072
Middleby Corp.*	38	5,650
Simpson Manufacturing Company, Inc.	34	5,490
Eagle Materials, Inc.	26	5,374
AGCO Corp.	51	5,320
Esab Corp.	47	5,251
Fluor Corp.*	132	5,231
Littelfuse, Inc.	20	5,058
Cognex Corp.	137	4,929
GATX Corp.	29	4,918
Fortune Brands Innovations, Inc.	98	4,902
GXO Logistics, Inc.*	93	4,896
Kirby Corp.*	44	4,848
MSA Safety, Inc.	30	4,804
Hexcel Corp.	65	4,804
Arrow Electronics, Inc.*	42	4,628
EnerSys	30	4,402
Vontier Corp.	118	4,387
Timken Co.	52	4,375
UFP Industries, Inc.	48	4,370
Universal Display Corp.	36	4,204
Louisiana-Pacific Corp.	52	4,200
AAON, Inc.	55	4,194
Landstar System, Inc.	28	4,024
Sensata Technologies Holding plc	119	3,961
Belden, Inc.	32	3,730
Graphic Packaging Holding Co.	241	3,629
Sonoco Products Co.	81	3,535
Novanta, Inc.*	29	3,451
Knife River Corp.*	46	3,236
Avnet, Inc.	66	3,173
Trex Company, Inc.*	88	3,087
Silgan Holdings, Inc.	72	2,907
Terex Corp.	54	2,882
Exponent, Inc.	41	2,848
Avient Corp.	75	2,343
Greif, Inc. — Class A	21	1,422
Total Industrial		603,208

Financial - 16.3%
Jones Lang LaSalle, Inc.*	39	13,122
East West Bancorp, Inc.	113	12,606
Carlyle Group, Inc.	212	12,531
Annaly Capital Management, Inc. REIT	557	12,454
WP Carey, Inc. REIT	179	11,520
Fidelity National Financial, Inc.	208	11,355
Equitable Holdings, Inc.	234	11,150
Reinsurance Group of America, Inc. — Class A	54	10,987
Evercore, Inc. — Class A	32	10,888
Omega Healthcare Investors, Inc. REIT	241	10,686
RenaissanceRe Holdings Ltd.	38	10,684
Stifel Financial Corp.	83	10,393
Ally Financial, Inc.	229	10,371
Gaming and Leisure Properties, Inc. REIT	231	10,323
Unum Group	126	9,765
First Horizon Corp.	402	9,608
Equity LifeStyle Properties, Inc. REIT	158	9,576
Comerica, Inc.	104	9,041
Lamar Advertising Co. — Class A REIT	71	8,987
American Homes 4 Rent — Class A REIT	266	8,539
Old Republic International Corp.	186	8,489
Jefferies Financial Group, Inc.	135	8,366
Webster Financial Corp.	132	8,308
Houlihan Lokey, Inc.	45	7,839
American Financial Group, Inc.	57	7,791

106 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
SOUTHSTATE BANK CORP	82	$7,717
Wintrust Financial Corp.	55	7,690
EastGroup Properties, Inc. REIT	43	7,660
Rexford Industrial Realty, Inc. REIT	190	7,357
Zions Bancorp North America	121	7,083
Western Alliance Bancorporation	84	7,062
Kinsale Capital Group, Inc.	18	7,040
Columbia Banking System, Inc.	244	6,820
Agree Realty Corp. REIT	94	6,771
Primerica, Inc.	26	6,717
CubeSmart REIT	186	6,705
UMB Financial Corp.	58	6,672
Affiliated Managers Group, Inc.	23	6,630
Cullen/Frost Bankers, Inc.	52	6,585
Corebridge Financial, Inc.	218	6,577
Brixmor Property Group, Inc. REIT	250	6,555
Cadence Bank	152	6,512
Old National Bancorp	284	6,336
SEI Investments Co.	76	6,234
First Industrial Realty Trust, Inc. REIT	108	6,185
NNN REIT, Inc.	155	6,143
Pinnacle Financial Partners, Inc.	63	6,011
Voya Financial, Inc.	78	5,810
Synovus Financial Corp.	113	5,656
STAG Industrial, Inc. REIT	152	5,587
Commerce Bancshares, Inc.	106	5,548
Prosperity Bancshares, Inc.	78	5,391
MGIC Investment Corp.	183	5,347
Hanover Insurance Group, Inc.	29	5,300
Essent Group Ltd.	79	5,136
Starwood Property Trust, Inc. REIT	284	5,115
First American Financial Corp.	83	5,100
FNB Corp.	292	4,993
Healthcare Realty Trust, Inc. REIT	287	4,865
Janus Henderson Group plc	101	4,805
Ryan Specialty Holdings, Inc.	93	4,802
RLI Corp.	75	4,798
Glacier Bancorp, Inc.	105	4,625
Valley National Bancorp	392	4,578
SLM Corp.	166	4,492
Hamilton Lane, Inc. — Class A	33	4,432
Vornado Realty Trust REIT	132	4,393
United Bankshares, Inc.	114	4,378
Hancock Whitney Corp.	68	4,330
Kite Realty Group Trust REIT	177	4,243
Home BancShares, Inc.	149	4,139
Selective Insurance Group, Inc.	49	4,100
Bank OZK	86	3,958
Sabra Health Care REIT, Inc.	204	3,864
Cousins Properties, Inc. REIT	137	3,532
Associated Banc-Corp.	134	3,452
Independence Realty Trust, Inc. REIT	195	3,409
Texas Capital Bancshares, Inc.*	37	3,350
Kilroy Realty Corp. REIT	89	3,326
CNO Financial Group, Inc.	78	3,313
First Financial Bankshares, Inc.	106	3,166
Federated Hermes, Inc. — Class B	60	3,124
EPR Properties REIT	62	3,094
Flagstar Bank North America	244	3,072
Brighthouse Financial, Inc.*	47	3,045
International Bancshares Corp.	44	2,923
Rayonier, Inc. REIT	121	2,620
COPT Defense Properties REIT	92	2,558
PotlatchDeltic Corp. REIT	58	2,307
Kemper Corp.	48	1,946
Park Hotels & Resorts, Inc. REIT	163	1,705
National Storage Affiliates Trust REIT	58	1,636
Total Financial		585,804

Consumer, Non-cyclical - 10.9%
United Therapeutics Corp.*	35	17,054
Illumina, Inc.*	125	16,395
Tenet Healthcare Corp.*	72	14,308
US Foods Holding Corp.*	182	13,708
TransUnion	159	13,634
API Group Corp.*	302	11,554
Performance Food Group Co.*	128	11,510
Neurocrine Biosciences, Inc.*	81	11,488
Medpace Holdings, Inc.*	18	10,110
Penumbra, Inc.*	32	9,949
Exelixis, Inc.*	219	9,599
BioMarin Pharmaceutical, Inc.*	157	9,330
Elanco Animal Health, Inc.*	406	9,188
Service Corporation International	114	8,889
Encompass Health Corp.	82	8,704
Jazz Pharmaceuticals plc*	50	8,500
Ensign Group, Inc.	47	8,187
Booz Allen Hamilton Holding Corp.	97	8,183
Globus Medical, Inc. — Class A*	91	7,945
Roivant Sciences Ltd.*	358	7,768
Coca-Cola Consolidated, Inc.	46	7,052
Repligen Corp.*	43	7,046
Halozyme Therapeutics, Inc.*	96	6,461
HealthEquity, Inc.*	70	6,413
Avantor, Inc.*	557	6,383
Sprouts Farmers Market, Inc.*	80	6,374
Cytokinetics, Inc.*	98	6,227
Celsius Holdings, Inc.*	131	5,992
Ingredion, Inc.	52	5,733
Albertsons Companies, Inc. — Class A	323	5,546
Paylocity Holding Corp.*	36	5,490
Chemed Corp.	12	5,134
Masimo Corp.*	37	4,812
UL Solutions, Inc. — Class A	60	4,732
Darling Ingredients, Inc.*	129	4,644
Bio-Rad Laboratories, Inc. — Class A*	15	4,545
H&R Block, Inc.	103	4,489
Bruker Corp.	91	4,287
FTI Consulting, Inc.*	25	4,271
WEX, Inc.*	28	4,171
Option Care Health, Inc.*	130	4,142
Morningstar, Inc.	19	4,129
Brink’s Co.	34	3,969

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
Post Holdings, Inc.*	39	$3,863
Grand Canyon Education, Inc.*	23	3,825
elf Beauty, Inc.*	49	3,726
Lantheus Holdings, Inc.*	54	3,594
Shift4 Payments, Inc. — Class A*	55	3,463
Graham Holdings Co. — Class B	3	3,296
Haemonetics Corp.*	38	3,046
Valvoline, Inc.*	104	3,022
Sotera Health Co.*	169	2,981
Envista Holdings Corp.*	134	2,909
Marzetti Co.	17	2,795
LivaNova plc*	45	2,769
BellRing Brands, Inc.*	103	2,753
Euronet Worldwide, Inc.*	32	2,436
Flowers Foods, Inc.	172	1,871
Dentsply Sirona, Inc.	163	1,863
Avis Budget Group, Inc.*	14	1,796
Pilgrim’s Pride Corp.	35	1,365
Boston Beer Company, Inc. — Class A*	6	1,171
Coty, Inc. — Class A*	300	924
Total Consumer, Non-cyclical		391,513

Consumer, Cyclical - 9.9%
Casey’s General Stores, Inc.	30	16,581
RB Global, Inc.	152	15,636
Somnigroup International, Inc.	171	15,267
Burlington Stores, Inc.*	51	14,731
Dick’s Sporting Goods, Inc.	54	10,690
Toll Brothers, Inc.	79	10,682
WESCO International, Inc.	40	9,786
Watsco, Inc.	29	9,772
BJ’s Wholesale Club Holdings, Inc.*	108	9,723
Texas Roadhouse, Inc. — Class A	54	8,964
Five Below, Inc.*	45	8,476
American Airlines Group, Inc.*	539	8,263
Core & Main, Inc. — Class A*	156	8,107
Aramark	215	7,925
BorgWarner, Inc.	172	7,750
Planet Fitness, Inc. — Class A*	68	7,376
Autoliv, Inc.	57	6,766
GameStop Corp. — Class A*	336	6,747
Lithia Motors, Inc. — Class A	20	6,647
Churchill Downs, Inc.	54	6,144
Murphy USA, Inc.	14	5,649
Wingstop, Inc.	23	5,485
Ollie’s Bargain Outlet Holdings, Inc.*	50	5,481
Hyatt Hotels Corp. — Class A	34	5,451
Floor & Decor Holdings, Inc. — Class A*	88	5,358
FirstCash Holdings, Inc.	32	5,100
Mattel, Inc.*	254	5,039
VF Corp.	268	4,845
Macy’s, Inc.	219	4,829
Lear Corp.	42	4,813
Abercrombie & Fitch Co. — Class A*	38	4,783
Alaska Air Group, Inc.*	95	4,778
Cava Group, Inc.*	81	4,754
Gap, Inc.	185	4,736
Taylor Morrison Home Corp. — Class A*	80	4,710
Wyndham Hotels & Resorts, Inc.	62	4,685
AutoNation, Inc.*	22	4,543
Thor Industries, Inc.	43	4,415
Gentex Corp.	179	4,166
Boyd Gaming Corp.	47	4,006
Brunswick Corp.	53	3,935
Vail Resorts, Inc.	29	3,851
Travel + Leisure Co.	53	3,738
Warner Music Group Corp. — Class A	119	3,650
Crocs, Inc.*	42	3,592
Bath & Body Works, Inc.	168	3,374
Whirlpool Corp.	46	3,318
Dolby Laboratories, Inc. — Class A	50	3,211
MSC Industrial Direct Company, Inc. — Class A	37	3,112
KB Home	53	2,990
YETI Holdings, Inc.*	64	2,827
Polaris, Inc.	44	2,783
PVH Corp.	39	2,614
Penske Automotive Group, Inc.	15	2,374
Capri Holdings Ltd.*	97	2,367
RH*	13	2,329
Hilton Grand Vacations, Inc.*	49	2,193
Scotts Miracle-Gro Co. — Class A	36	2,101
Visteon Corp.	22	2,092
Goodyear Tire & Rubber Co.*	234	2,050
Harley-Davidson, Inc.	96	1,967
Choice Hotels International, Inc.	17	1,619
Columbia Sportswear Co.	21	1,157
Total Consumer, Cyclical		356,903

Technology - 7.7%
Lumentum Holdings, Inc.*	58	21,378
Twilio, Inc. — Class A*	124	17,638
Pure Storage, Inc. — Class A*	255	17,087
Guidewire Software, Inc.*	69	13,870
Okta, Inc.*	138	11,933
Nutanix, Inc. — Class A*	221	11,423
DocuSign, Inc.*	164	11,218
Dynatrace, Inc.*	246	10,662
CACI International, Inc. — Class A*	18	9,591
MACOM Technology Solutions Holdings, Inc.*	52	8,906
MKS, Inc.	55	8,789
Manhattan Associates, Inc.*	49	8,492
Lattice Semiconductor Corp.*	112	8,241
Rambus, Inc.*	88	8,086
Onto Innovation, Inc.*	40	6,314
Genpact Ltd.	131	6,128
Duolingo, Inc.*	33	5,792
UiPath, Inc. — Class A*	344	5,638
ExlService Holdings, Inc.*	130	5,517
Cirrus Logic, Inc.*	42	4,977
Kyndryl Holdings, Inc.*	187	4,967
Doximity, Inc. — Class A*	112	4,959
Bentley Systems, Inc. — Class B	122	4,656

108 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Shares	Value
CommVault Systems, Inc.*	36	$4,513
Pegasystems, Inc.	75	4,479
Appfolio, Inc. — Class A*	19	4,420
KBR, Inc.	104	4,181
BILL Holdings, Inc.*	73	3,981
Maximus, Inc.	46	3,971
Dropbox, Inc. — Class A*	142	3,948
Qualys, Inc.*	29	3,854
Science Applications International Corp.	38	3,825
Amkor Technology, Inc.	93	3,672
Silicon Laboratories, Inc.*	27	3,529
Allegro MicroSystems, Inc.*	101	2,664
Parsons Corp.*	43	2,657
Synaptics, Inc.*	32	2,369
ZoomInfo Technologies, Inc. — Class A*	224	2,278
Blackbaud, Inc.*	30	1,900
Crane NXT Co.	40	1,883
ASGN, Inc.*	35	1,686
IPG Photonics Corp.*	21	1,504
Concentrix Corp.	36	1,497
Total Technology		279,073

Energy - 3.2%
TechnipFMC plc	330	14,705
Nextpower, Inc. — Class A*	121	10,540
DT Midstream, Inc.	83	9,933
Antero Resources Corp.*	239	8,236
Ovintiv, Inc.	207	8,112
Permian Resources Corp.	567	7,955
Range Resources Corp.	193	6,805
HF Sinclair Corp.	128	5,898
Viper Energy, Inc. — Class A	138	5,331
Antero Midstream Corp.	272	4,839
NOV, Inc.	298	4,658
Weatherford International plc	59	4,617
Chord Energy Corp.	46	4,264
CNX Resources Corp.*	110	4,045
Matador Resources Co.	95	4,032
Murphy Oil Corp.	110	3,438
Valaris Ltd.*	53	2,671
PBF Energy, Inc. — Class A	67	1,817
Civitas Resources, Inc.	63	1,707
Total Energy		113,603

Basic Materials - 3.0%
Royal Gold, Inc.	66	14,671
Carpenter Technology Corp.	41	12,909
Reliance, Inc.	43	12,421
Alcoa Corp.	211	11,213
RPM International, Inc.	105	10,920
Hecla Mining Co.	537	10,305
Commercial Metals Co.	91	6,299
Cleveland-Cliffs, Inc.*	465	6,175
Axalta Coating Systems Ltd.*	174	5,622
MP Materials Corp.*	110	5,557
NewMarket Corp.	6	4,124
Cabot Corp.	43	2,850
Ashland, Inc.	37	2,171
Westlake Corp.	27	1,996
Olin Corp.	93	1,937
Total Basic Materials		109,170

Communications - 2.5%
Ciena Corp.*	115	26,895
Pinterest, Inc. — Class A*	478	12,375
EchoStar Corp. — Class A*	110	11,957
New York Times Co. — Class A	132	9,164
Frontier Communications Parent, Inc.*	204	7,766
Maplebear, Inc.*	150	6,747
Chewy, Inc. — Class A*	184	6,081
Hims & Hers Health, Inc.*	170	5,520
Nexstar Media Group, Inc. — Class A	23	4,670
Total Communications		91,175

Utilities - 2.4%
Talen Energy Corp.*	37	13,869
Essential Utilities, Inc.	231	8,861
OGE Energy Corp.	165	7,045
UGI Corp.	175	6,550
National Fuel Gas Co.	74	5,925
IDACORP, Inc.	44	5,569
Ormat Technologies, Inc.	50	5,524
TXNM Energy, Inc.	80	4,710
Portland General Electric Co.	92	4,415
Black Hills Corp.	62	4,304
Southwest Gas Holdings, Inc.	52	4,161
Spire, Inc.	48	3,970
ONE Gas, Inc.	49	3,785
New Jersey Resources Corp.	82	3,782
Northwestern Energy Group, Inc.	50	3,227
Total Utilities		85,697

Total Common Stocks
(Cost $1,672,760)		2,616,146

WARRANTS† - 0.0%
GameStop Corp
Expiring 10/30/26*	1	2
Total Warrants
(Cost $—)		2

MUTUAL FUNDS† - 6.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	15,965	160,929
Guggenheim Strategy Fund II1	3,259	80,844
Total Mutual Funds
(Cost $231,938)		241,773

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 10.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$196,563	$196,563
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	196,563	196,563
Total Repurchase Agreements
(Cost $393,126)		393,126

Total Investments - 90.3%
(Cost $2,297,824)		$3,251,047
Other Assets & Liabilities, net - 9.7%		348,202
Total Net Assets - 100.0%		$3,599,249

Total Return Swap Agreements
Counterparty	Index	Type[3]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	Pay	4.24% (Federal Funds Rate + 0.60%)	At Maturity	01/21/26	466	$1,539,324	$66,075
BNP Paribas	S&P MidCap 400 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	195	643,993	28,334
Barclays Bank plc	S&P MidCap 400 Index	Pay	4.56% (SOFR + 0.85%)	At Maturity	01/22/26	182	600,449	25,933
							$2,783,766	$120,342

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

110 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,616,146	$—	$—	$2,616,146
Warrants	2	—	—	2
Mutual Funds	241,773	—	—	241,773
Repurchase Agreements	—	393,126	—	393,126
Equity Index Swap Agreements**	—	120,342	—	120,342
Total Assets	$2,857,921	$513,468	$—	$3,371,389

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$80,974	$—	$—	$—	$(130)	$80,844	3,259	$4,259
Guggenheim Ultra Short Duration Fund — Institutional Class	159,811	—	—	—	1,118	160,929	15,965	7,004
	$240,785	$—	$—	$—	$988	$241,773		$11,263

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 111

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,672,760)	$2,616,148
Investments in affiliated issuers, at value (cost $231,938)	241,773
Repurchase agreements, at value (cost $393,126)	393,126
Cash	117
Segregated cash with broker	257,674
Unrealized appreciation on OTC swap agreements	120,342
Receivables:
Dividends	3,280
Securities sold	370
Interest	42
Total assets	3,632,872

Liabilities:
Payable for:
Swap settlement	10,133
Professional fees	5,774
Securities purchased	5,641
Transfer agent fees	2,879
Management fees	2,774
Fund shares redeemed	1,245
Investor service fees	780
Portfolio accounting and administration fees	172
Trustees’ fees*	35
Miscellaneous	4,190
Total liabilities	33,623
Net assets	$3,599,249

Net assets consist of:
Paid in capital	$2,657,364
Total distributable earnings (loss)	941,885
Net assets	$3,599,249
Capital shares outstanding	14,590
Net asset value per share	$246.69

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $32)	$41,053
Dividends from securities of affiliated issuers	11,263
Interest	24,032
Income from securities lending, net	24
Total investment income	76,372

Expenses:
Management fees	32,638
Investor service fees	9,066
Transfer agent fees	10,086
Professional fees	7,560
Portfolio accounting and administration fees	5,621
Custodian fees	549
Trustees’ fees*	493
Interest expense	393
Miscellaneous	2,541
Total expenses	68,947
Less:
Expenses reimbursed by Adviser	(3,626)
Expenses waived by Adviser	(401)
Total waived/reimbursed expenses	(4,027)
Net expenses	64,920
Net investment income	11,452

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	322,859
Swap agreements	(70,300)
Futures contracts	(25,279)
Net realized gain	227,280
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(201,353)
Investments in affiliated issuers	988
Swap agreements	159,062
Futures contracts	16,977
Net change in unrealized appreciation (depreciation)	(24,326)
Net realized and unrealized gain	202,954
Net increase in net assets resulting from operations	$214,406

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

112 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,452	$16,954
Net realized gain on investments	227,280	488,667
Net change in unrealized appreciation (depreciation) on investments	(24,326)	162,252
Net increase in net assets resulting from operations	214,406	667,873

Distributions to shareholders	(27,931)	(25,946)

Capital share transactions:
Proceeds from sale of shares	1,786,780	2,467,556
Distributions reinvested	27,931	25,946
Cost of shares redeemed	(2,345,772)	(3,539,887)
Net decrease from capital share transactions	(531,061)	(1,046,385)
Net decrease in net assets	(344,586)	(404,458)

Net assets:
Beginning of year	3,943,835	4,348,293
End of year	$3,599,249	$3,943,835

Capital share activity:
Shares sold	8,331	11,130
Shares issued from reinvestment of distributions	119	112
Shares redeemed	(10,517)	(15,625)
Net decrease in shares	(2,067)	(4,383)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 113

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$236.77	$206.67	$173.92	$242.90	$205.26
Income (loss) from investment operations:
Net investment income (loss)[a]	.73	.90	1.04	(.22)	(1.55)
Net gain (loss) on investments (realized and unrealized)	11.09	30.61	31.71	(56.21)	70.95
Total from investment operations	11.82	31.51	32.75	(56.43)	69.40
Less distributions from:
Net investment income	(1.13)	(1.41)	—	—	—
Net realized gains	(.77)	—	—	(12.55)	(31.76)
Total distributions	(1.90)	(1.41)	—	(12.55)	(31.76)
Net asset value, end of period	$246.69	$236.77	$206.67	$173.92	$242.90

Total Return[b]	5.04%	15.26%	18.83%	(23.20%)	35.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,599	$3,944	$4,348	$4,516	$6,038
Ratios to average net assets:
Net investment income (loss)	0.32%	0.40%	0.56%	(0.11%)	(0.65%)
Total expenses[c]	1.90%	1.86%	1.89%	1.83%	1.75%
Net expenses[d]	1.79%	1.76%	1.81%	1.77%	1.69%
Portfolio turnover rate	20%	34%	18%	154%	56%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

114 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
INVERSE MID-CAP STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 39.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,464	$24,835
Guggenheim Strategy Fund II1	822	20,388
Total Mutual Funds
(Cost $43,902)		45,223

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 21.6%
Fannie Mae
3.63% due 01/07/26[2]	$15,000	14,991
Freddie Mac
3.58% due 01/20/26[2]	10,000	9,981
Total Federal Agency Discount Notes
(Cost $24,973)		24,972

FEDERAL AGENCY NOTES†† - 8.7%
Federal Home Loan Bank
3.86% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	10,000	10,000
Total Federal Agency Notes
(Cost $10,000)		10,000

REPURCHASE AGREEMENTS††,3 - 13.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	7,677	7,677
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	7,676	7,676
Total Repurchase Agreements
(Cost $15,353)		15,353

Total Investments - 82.8%
(Cost $94,228)		$95,548
Other Assets & Liabilities, net - 17.2%		19,810
Total Net Assets - 100.0%		$115,358

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P MidCap 400 Index	Receive	3.94% (Federal Funds Rate + 0.30%)	At Maturity	01/21/26	12	$40,861	$(688)
BNP Paribas	S&P MidCap 400 Index	Receive	3.79% (Federal Funds Rate + 0.15%)	At Maturity	01/22/26	9	29,022	(1,278)
Barclays Bank plc	S&P MidCap 400 Index	Receive	4.26% (SOFR + 0.55%)	At Maturity	01/22/26	14	46,532	(2,047)
							$116,415	$(4,013)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$45,223	$—	$—	$45,223
Federal Agency Discount Notes	—	24,972	—	24,972
Federal Agency Notes	—	10,000	—	10,000
Repurchase Agreements	—	15,353	—	15,353
Total Assets	$45,223	$50,325	$—	$95,548

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$4,013	$—	$4,013

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$20,421	$—	$—	$—	$(33)	$20,388	822	$1,074
Guggenheim Ultra Short Duration Fund — Institutional Class	24,662	—	—	—	173	24,835	2,464	1,081
	$45,083	$—	$—	$—	$140	$45,223		$2,155

116 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $34,973)	$34,972
Investments in affiliated issuers, at value (cost $43,902)	45,223
Repurchase agreements, at value (cost $15,353)	15,353
Segregated cash with broker	21,845
Receivables:
Fund shares sold	4,423
Dividends	176
Interest	104
Total assets	122,096

Liabilities:
Unrealized depreciation on OTC swap agreements	4,013
Payable for:
Swap settlement	2,058
Fund shares redeemed	119
Transfer agent fees	100
Management fees	81
Investor service fees	24
Portfolio accounting and administration fees	5
Trustees’ fees*	1
Miscellaneous	337
Total liabilities	6,738
Net assets	$115,358

Net assets consist of:
Paid in capital	$2,190,447
Total distributable earnings (loss)	(2,075,089)
Net assets	$115,358
Capital shares outstanding	842
Net asset value per share	$137.00

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$2,155
Interest	3,348
Total investment income	5,503

Expenses:
Management fees	1,178
Investor service fees	327
Transfer agent fees	353
Professional fees	215
Portfolio accounting and administration fees	203
Custodian fees	29
Trustees’ fees*	16
Miscellaneous	223
Total expenses	2,544
Less:
Expenses reimbursed by Adviser	(131)
Expenses waived by Adviser	(62)
Total waived/reimbursed expenses	(193)
Net expenses	2,351
Net investment income	3,152

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(19,043)
Net realized loss	(19,043)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2)
Investments in affiliated issuers	140
Swap agreements	(4,824)
Net change in unrealized appreciation (depreciation)	(4,686)
Net realized and unrealized loss	(23,729)
Net decrease in net assets resulting from operations	$(20,577)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 117

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,152	$4,727
Net realized loss on investments	(19,043)	(19,154)
Net change in unrealized appreciation (depreciation) on investments	(4,686)	2,481
Net decrease in net assets resulting from operations	(20,577)	(11,946)

Distributions to shareholders	(4,727)	(6,469)

Capital share transactions:
Proceeds from sale of shares	609,183	596,013
Distributions reinvested	4,727	6,469
Cost of shares redeemed	(589,282)	(596,818)
Net increase from capital share transactions	24,628	5,664
Net decrease in net assets	(676)	(12,751)

Net assets:
Beginning of year	116,034	128,785
End of year	$115,358	$116,034

Capital share activity*:
Shares sold	3,997	3,655
Shares issued from reinvestment of distributions	33	43
Shares redeemed	(3,963)	(3,684)
Net increase in shares	67	14

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

118 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[e]	Year Ended December 31, 2024[e]	Year Ended December 31, 2023[e]	Year Ended December 31, 2022[e]	Year Ended December 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$149.65	$169.24	$187.00	$171.52	$223.44
Income (loss) from investment operations:
Net investment income (loss)[a]	2.42	5.55	5.80	.40	(2.20)
Net gain (loss) on investments (realized and unrealized)	(9.84)	(16.19)	(22.66)	15.08 [f]	(49.72)
Total from investment operations	(7.42)	(10.64)	(16.86)	15.48	(51.92)
Less distributions from:
Net investment income	(5.23)	(8.95)	(.90)	—	—
Total distributions	(5.23)	(8.95)	(.90)	—	—
Net asset value, end of period	$137.00	$149.65	$169.24	$187.00	$171.52

Total Return[b]	(5.11%)	(6.36%)	(9.04%)	9.01%	(23.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115	$116	$129	$240	$89
Ratios to average net assets:
Net investment income (loss)	2.41%	3.50%	3.20%	0.21%	(1.18%)
Total expenses[c]	1.94%	1.82%	1.85%	1.78%	1.74%
Net expenses[d]	1.80%	1.68%	1.75%	1.71%	1.67%
Portfolio turnover rate	—	—	—	9%	29%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments in the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 119

SCHEDULE OF INVESTMENTS	December 31, 2025
NASDAQ-100® FUND

	Shares	Value
COMMON STOCKS† - 78.7%

Technology - 38.6%
NVIDIA Corp.	46,215	$8,619,098
Apple, Inc.	28,102	7,639,810
Microsoft Corp.	14,135	6,835,969
Broadcom, Inc.	8,981	3,108,324
Palantir Technologies, Inc. — Class A*	11,994	2,131,934
Advanced Micro Devices, Inc.*	8,548	1,830,640
Micron Technology, Inc.	5,909	1,686,488
Lam Research Corp.	6,595	1,128,932
Applied Materials, Inc.	4,183	1,074,989
Intuit, Inc.	1,461	967,796
QUALCOMM, Inc.	5,623	961,814
Intel Corp.*	25,044	924,124
KLA Corp.	690	838,405
Texas Instruments, Inc.	4,771	827,721
Adobe, Inc.*	2,198	769,278
Analog Devices, Inc.	2,571	697,255
Crowdstrike Holdings, Inc. — Class A*	1,318	617,826
ASML Holding N.V. — Class G	461	493,205
Synopsys, Inc.*	975	457,977
Cadence Design Systems, Inc.*	1,429	446,677
Marvell Technology, Inc.	4,526	384,619
Autodesk, Inc.*	1,113	329,459
Fortinet, Inc.*	3,904	310,016
Western Digital Corp.	1,795	309,225
Seagate Technology Holdings plc	1,121	308,712
NXP Semiconductor N.V.	1,321	286,736
Electronic Arts, Inc.	1,313	268,285
Roper Technologies, Inc.	565	251,498
Take-Two Interactive Software, Inc.*	970	248,349
Workday, Inc. — Class A*	1,118	240,124
Datadog, Inc. — Class A*	1,709	232,407
Monolithic Power Systems, Inc.	252	228,403
Strategy, Inc. — Class A*	1,406	213,642
Paychex, Inc.	1,890	212,020
Cognizant Technology Solutions Corp. — Class A	2,534	210,322
Zscaler, Inc.*	837	188,258
Microchip Technology, Inc.	2,838	180,837
Atlassian Corp. — Class A*	882	143,007
ARM Holdings plc ADR*	726	79,359
Total Technology		46,683,540

Communications - 22.1%
Amazon.com, Inc.*	20,331	4,692,801
Meta Platforms, Inc. — Class A	5,585	3,686,603
Alphabet, Inc. — Class A	11,065	3,463,345
Alphabet, Inc. — Class C	10,283	3,226,805
Netflix, Inc.*	22,248	2,085,973
Cisco Systems, Inc.	20,745	1,597,987
T-Mobile US, Inc.	5,873	1,192,454
AppLovin Corp. — Class A*	1,615	1,088,219
Shopify, Inc. — Class A*	6,419	1,033,266
Booking Holdings, Inc.	169	905,051
Palo Alto Networks, Inc.*	3,660	674,172
Comcast Corp. — Class A	19,082	570,361
MercadoLibre, Inc.*	266	535,793
DoorDash, Inc. — Class A*	2,133	483,082
PDD Holdings, Inc. ADR*	3,507	397,659
Warner Bros Discovery, Inc.*	13,010	374,948
Thomson Reuters Corp.	2,336	308,095
Airbnb, Inc. — Class A*	2,233	303,063
Charter Communications, Inc. — Class A*	679	141,742
Total Communications		26,761,419

Consumer, Non-cyclical - 7.4%
Intuitive Surgical, Inc.*	1,861	1,053,996
PepsiCo, Inc.	7,179	1,030,330
Amgen, Inc.	2,827	925,305
Gilead Sciences, Inc.	6,514	799,528
Vertex Pharmaceuticals, Inc.*	1,332	603,876
Automatic Data Processing, Inc.	2,124	546,356
Regeneron Pharmaceuticals, Inc.	542	418,354
Cintas Corp.	2,110	396,828
Monster Beverage Corp.*	5,130	393,317
Mondelez International, Inc. — Class A	6,775	364,698
PayPal Holdings, Inc.	4,913	286,821
IDEXX Laboratories, Inc.*	419	283,466
AstraZeneca plc ADR	3,065	281,765
Alnylam Pharmaceuticals, Inc.*	694	275,969
Coca-Cola Europacific Partners plc	2,406	218,224
Keurig Dr Pepper, Inc.	7,133	199,796
GE HealthCare Technologies, Inc.	2,392	196,192
Insmed, Inc.*	1,120	194,925
Verisk Analytics, Inc. — Class A	732	163,741
Kraft Heinz Co.	6,215	150,714
Dexcom, Inc.*	2,048	135,926
Total Consumer, Non-cyclical		8,920,127

Consumer, Cyclical - 6.7%
Tesla, Inc.*	8,413	3,783,494
Costco Wholesale Corp.	2,327	2,006,665
Starbucks Corp.	5,970	502,734
Marriott International, Inc. — Class A	1,409	437,128
O’Reilly Automotive, Inc.*	4,432	404,243
Ross Stores, Inc.	1,708	307,679
PACCAR, Inc.	2,758	302,029
Fastenal Co.	6,028	241,904
Copart, Inc.*	5,082	198,960
Total Consumer, Cyclical		8,184,836

Industrial - 1.4%
Honeywell International, Inc.	3,333	650,235
CSX Corp.	9,777	354,416
Ferrovial SE	3,853	248,942
Axon Enterprise, Inc.*	414	235,123
Old Dominion Freight Line, Inc.	1,098	172,167
Total Industrial		1,660,883

Utilities - 1.1%
Constellation Energy Corp.	1,640	579,363
American Electric Power Company, Inc.	2,804	323,329

120 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NASDAQ-100® FUND

	Shares	Value
Exelon Corp.	5,304	$231,201
Xcel Energy, Inc.	3,106	229,409
Total Utilities		1,363,302

Basic Materials - 0.9%
Linde plc	2,453	1,045,533

Energy - 0.4%
Baker Hughes Co.	5,181	235,943
Diamondback Energy, Inc.	1,504	226,096
Total Energy		462,039

Financial - 0.1%
CoStar Group, Inc.*	2,225	149,609

Total Common Stocks
(Cost $35,160,728)		95,231,288

MUTUAL FUNDS† - 14.7%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	909,569	9,168,451
Guggenheim Strategy Fund II1	347,696	8,626,343
Total Mutual Funds
(Cost $17,605,877)		17,794,794

	Face Amount
U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$948,000	946,128
3.51% due 03/19/26[3,4]	250,000	248,139
Total U.S. Treasury Bills
(Cost $1,194,110)		1,194,267

REPURCHASE AGREEMENTS††,5 - 5.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	3,524,119	3,524,119
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	3,524,119	3,524,119
Total Repurchase Agreements
(Cost $7,048,238)		7,048,238

Total Investments - 100.2%
(Cost $61,008,953)		$121,268,587
Other Assets & Liabilities, net - (0.2)%		(251,071)
Total Net Assets - 100.0%		$121,017,516

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	33	Mar 2026	$16,800,300	$45,987

Total Return Swap Agreements
Counterparty	Index	Type[6]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	4.71% (SOFR + 1.00%)	At Maturity	01/22/26	151	$3,802,014	$120,306
Goldman Sachs International	NASDAQ-100 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	139	3,511,714	91,016
BNP Paribas	NASDAQ-100 Index	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	67	1,698,441	40,997
							$9,012,169	$252,319

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 121

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NASDAQ-100® FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$95,231,288	$—	$—	$95,231,288
Mutual Funds	17,794,794	—	—	17,794,794
U.S. Treasury Bills	—	1,194,267	—	1,194,267
Repurchase Agreements	—	7,048,238	—	7,048,238
Equity Futures Contracts**	45,987	—	—	45,987
Equity Index Swap Agreements**	—	252,319	—	252,319
Total Assets	$113,072,069	$8,494,824	$—	$121,566,893

**	This derivative is reported as unrealized appreciation/depreciation at period end.

122 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
NASDAQ-100® FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$8,640,252	$—	$—	$—	$(13,909)	$8,626,343	347,696	$454,449
Guggenheim Ultra Short Duration Fund — Institutional Class	9,104,781	—	—	—	63,670	9,168,451	909,569	399,003
	$17,745,033	$—	$—	$—	$49,761	$17,794,794		$853,452

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 123

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $36,354,838)	$96,425,555
Investments in affiliated issuers, at value (cost $17,605,877)	17,794,794
Repurchase agreements, at value (cost $7,048,238)	7,048,238
Cash	150,140
Segregated cash with broker	819,054
Unrealized appreciation on OTC swap agreements	252,319
Receivables:
Dividends	96,842
Swap settlement	61,103
Fund shares sold	20,058
Interest	747
Total assets	122,668,850

Liabilities:
Payable for:
Fund shares redeemed	952,976
Professional fees	195,589
Variation margin on futures contracts	145,365
Transfer agent fees	99,783
Management fees	77,138
Investor service fees	26,362
Portfolio accounting and administration fees	11,071
Trustees’ fees*	1,200
Miscellaneous	141,850
Total liabilities	1,651,334
Net assets	$121,017,516

Net assets consist of:
Paid in capital	$57,282,821
Total distributable earnings (loss)	63,734,695
Net assets	$121,017,516
Capital shares outstanding	1,251,103
Net asset value per share	$96.73

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,492)	$684,076
Dividends from securities of affiliated issuers	853,452
Interest	379,170
Income from securities lending, net	43
Total investment income	1,916,741

Expenses:
Management fees	921,305
Investor service fees	307,102
Transfer agent fees	333,763
Professional fees	227,158
Portfolio accounting and administration fees	190,400
Custodian fees	18,271
Trustees’ fees*	15,263
Interest expense	12,322
Line of credit fees	122
Miscellaneous	167,467
Total expenses	2,193,173
Less:
Expenses reimbursed by Adviser	(61,422)
Expenses waived by Adviser	(22,847)
Total waived/reimbursed expenses	(84,269)
Net expenses	2,108,904
Net investment loss	(192,163)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	14,432,295
Swap agreements	1,147,067
Futures contracts	5,714,784
Net realized gain	21,294,146
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,724,181
Investments in affiliated issuers	49,761
Swap agreements	768,740
Futures contracts	253,621
Net change in unrealized appreciation (depreciation)	2,796,303
Net realized and unrealized gain	24,090,449
Net increase in net assets resulting from operations	$23,898,286

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

124 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(192,163)	$38,683
Net realized gain on investments	21,294,146	12,335,081
Net change in unrealized appreciation (depreciation) on investments	2,796,303	14,633,482
Net increase in net assets resulting from operations	23,898,286	27,007,246

Distributions to shareholders	(7,072,461)	(2,864,502)

Capital share transactions:
Proceeds from sale of shares	329,123,337	291,322,507
Distributions reinvested	7,072,461	2,864,502
Cost of shares redeemed	(356,855,218)	(311,142,110)
Net decrease from capital share transactions	(20,659,420)	(16,955,101)
Net increase (decrease) in net assets	(3,833,595)	7,187,643

Net assets:
Beginning of year	124,851,111	117,663,468
End of year	$121,017,516	$124,851,111

Capital share activity:
Shares sold	3,781,259	3,781,913
Shares issued from reinvestment of distributions	79,600	35,351
Shares redeemed	(4,060,381)	(4,025,970)
Net decrease in shares	(199,522)	(208,706)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 125

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$86.07	$70.91	$46.28	$72.89	$62.81
Income (loss) from investment operations:
Net investment income (loss)[a]	(.14)	.02	.16	(.17)	(.56)
Net gain (loss) on investments (realized and unrealized)	16.05	16.84	24.47	(24.48)	16.09
Total from investment operations	15.91	16.86	24.63	(24.65)	15.53
Less distributions from:
Net investment income	(.03)	(.17)	—	—	—
Net realized gains	(5.22)	(1.53)	—	(1.96)	(5.45)
Total distributions	(5.25)	(1.70)	—	(1.96)	(5.45)
Net asset value, end of period	$96.73	$86.07	$70.91	$46.28	$72.89

Total Return[b]	19.04%	23.91%	53.22%	(34.14%)	25.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,018	$124,851	$117,663	$64,960	$139,405
Ratios to average net assets:
Net investment income (loss)	(0.16%)	0.03%	0.27%	(0.30%)	(0.83%)
Total expenses[c]	1.79%	1.73%	1.78%	1.71%	1.63%
Net expenses[d]	1.72%	1.67%	1.73%	1.68%	1.61%
Portfolio turnover rate	152%	107%	151%	168%	57%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

126 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 89.7%

Technology - 44.0%
NVIDIA Corp.	64,910	$12,105,715
Apple, Inc.	39,470	10,730,314
Microsoft Corp.	19,853	9,601,308
Broadcom, Inc.	12,614	4,365,706
Palantir Technologies, Inc. — Class A*	16,846	2,994,377
Advanced Micro Devices, Inc.*	12,006	2,571,205
Micron Technology, Inc.	8,298	2,368,332
Lam Research Corp.	9,263	1,585,640
Applied Materials, Inc.	5,875	1,509,816
Intuit, Inc.	2,052	1,359,286
QUALCOMM, Inc.	7,898	1,350,953
Intel Corp.*	35,176	1,297,994
KLA Corp.	969	1,177,413
Texas Instruments, Inc.	6,701	1,162,557
Adobe, Inc.*	3,087	1,080,419
Analog Devices, Inc.	3,611	979,303
Crowdstrike Holdings, Inc. — Class A*	1,851	867,675
ASML Holding N.V. — Class G	647	692,200
Synopsys, Inc.*	1,370	643,516
Cadence Design Systems, Inc.*	2,007	627,348
Marvell Technology, Inc.	6,358	540,303
Autodesk, Inc.*	1,563	462,664
Fortinet, Inc.*	5,484	435,484
Western Digital Corp.	2,521	434,293
Seagate Technology Holdings plc	1,575	433,739
NXP Semiconductor N.V.	1,856	402,863
Electronic Arts, Inc.	1,844	376,785
Roper Technologies, Inc.	794	353,433
Take-Two Interactive Software, Inc.*	1,362	348,713
Workday, Inc. — Class A*	1,571	337,419
Datadog, Inc. — Class A*	2,400	326,376
Monolithic Power Systems, Inc.	353	319,945
Strategy, Inc. — Class A*	1,974	299,949
Paychex, Inc.	2,654	297,726
Cognizant Technology Solutions Corp. — Class A	3,559	295,397
Zscaler, Inc.*	1,176	264,506
Microchip Technology, Inc.	3,985	253,924
Atlassian Corp. — Class A*	1,239	200,891
ARM Holdings plc ADR*	1,020	111,496
Total Technology		65,566,983

Communications - 25.2%
Amazon.com, Inc.*	28,556	6,591,296
Meta Platforms, Inc. — Class A	7,845	5,178,406
Alphabet, Inc. — Class A	15,541	4,864,333
Alphabet, Inc. — Class C	14,443	4,532,213
Netflix, Inc.*	31,248	2,929,812
Cisco Systems, Inc.	29,137	2,244,423
T-Mobile US, Inc.	8,248	1,674,674
AppLovin Corp. — Class A*	2,268	1,528,224
Shopify, Inc. — Class A*	9,015	1,451,145
Booking Holdings, Inc.	238	1,274,569
Palo Alto Networks, Inc.*	5,140	946,788
Comcast Corp. — Class A	26,802	801,112
MercadoLibre, Inc.*	374	753,333
DoorDash, Inc. — Class A*	2,996	678,534
PDD Holdings, Inc. ADR*	4,925	558,446
Warner Bros Discovery, Inc.*	18,273	526,628
Thomson Reuters Corp.	3,280	432,599
Airbnb, Inc. — Class A*	3,136	425,618
Charter Communications, Inc. — Class A*	954	199,147
Total Communications		37,591,300

Consumer, Non-cyclical - 8.4%
Intuitive Surgical, Inc.*	2,614	1,480,465
PepsiCo, Inc.	10,083	1,447,112
Amgen, Inc.	3,971	1,299,748
Gilead Sciences, Inc.	9,149	1,122,948
Vertex Pharmaceuticals, Inc.*	1,871	848,237
Automatic Data Processing, Inc.	2,983	767,317
Regeneron Pharmaceuticals, Inc.	762	588,165
Cintas Corp.	2,964	557,440
Monster Beverage Corp.*	7,205	552,408
Mondelez International, Inc. — Class A	9,516	512,246
PayPal Holdings, Inc.	6,900	402,822
IDEXX Laboratories, Inc.*	589	398,476
AstraZeneca plc ADR	4,304	395,667
Alnylam Pharmaceuticals, Inc.*	974	387,311
Coca-Cola Europacific Partners plc	3,379	306,475
Keurig Dr Pepper, Inc.	10,019	280,632
GE HealthCare Technologies, Inc.	3,359	275,505
Insmed, Inc.*	1,573	273,765
Verisk Analytics, Inc. — Class A	1,028	229,953
Kraft Heinz Co.	8,729	211,678
Dexcom, Inc.*	2,876	190,880
Total Consumer, Non-cyclical		12,529,250

Consumer, Cyclical - 7.7%
Tesla, Inc.*	11,817	5,314,342
Costco Wholesale Corp.	3,268	2,818,127
Starbucks Corp.	8,385	706,101
Marriott International, Inc. — Class A	1,979	613,965
O’Reilly Automotive, Inc.*	6,225	567,782
Ross Stores, Inc.	2,398	431,976
PACCAR, Inc.	3,873	424,132
Fastenal Co.	8,466	339,740
Copart, Inc.*	7,139	279,492
Total Consumer, Cyclical		11,495,657

Industrial - 1.6%
Honeywell International, Inc.	4,682	913,411
CSX Corp.	13,732	497,785
Ferrovial SE	5,411	349,605
Axon Enterprise, Inc.*	582	330,535
Old Dominion Freight Line, Inc.	1,542	241,786
Total Industrial		2,333,122

Utilities - 1.3%
Constellation Energy Corp.	2,302	813,228
American Electric Power Company, Inc.	3,939	454,206

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 127

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Exelon Corp.	7,450	$324,745
Xcel Energy, Inc.	4,362	322,177
Total Utilities		1,914,356

Basic Materials - 1.0%
Linde plc	3,443	1,468,073

Energy - 0.4%
Baker Hughes Co.	7,277	331,395
Diamondback Energy, Inc.	2,112	317,497
Total Energy		648,892

Financial - 0.1%
CoStar Group, Inc.*	3,125	210,125

Total Common Stocks
(Cost $89,186,247)		133,757,758

	Face Amount
U.S. TREASURY BILLS†† - 8.7%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	$8,675,000	8,657,875
3.78% due 02/24/26[2,3]	4,000,000	3,979,193
3.51% due 03/19/26[2,3]	400,000	397,022
Total U.S. Treasury Bills
(Cost $13,031,044)		13,034,090

REPURCHASE AGREEMENTS††,4 - 2.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	2,187,884	2,187,884
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	2,187,884	2,187,884
Total Repurchase Agreements
(Cost $4,375,768)		4,375,768

Total Investments - 101.3%
(Cost $106,593,059)		$151,167,616
Other Assets & Liabilities, net - (1.3)%		(1,981,985)
Total Net Assets - 100.0%		$149,185,631

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	262	Mar 2026	$133,384,200	$(116,119)

Total Return Swap Agreements
Counterparty	Index	Type[5]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	NASDAQ-100 Index	Pay	4.54% (Federal Funds Rate + 0.90%)	At Maturity	01/22/26	747	$18,870,465	$380,454
Goldman Sachs International	NASDAQ-100 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	174	4,396,958	160,479
Barclays Bank plc	NASDAQ-100 Index	Pay	4.71% (SOFR + 1.00%)	At Maturity	01/22/26	292	7,374,156	74,084
							$30,641,579	$615,017

128 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$133,757,758	$—	$—	$133,757,758
U.S. Treasury Bills	—	13,034,090	—	13,034,090
Repurchase Agreements	—	4,375,768	—	4,375,768
Equity Index Swap Agreements**	—	615,017	—	615,017
Total Assets	$133,757,758	$18,024,875	$—	$151,782,633

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$116,119	$—	$—	$116,119

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 129

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $102,217,291)	$146,791,848
Repurchase agreements, at value (cost $4,375,768)	4,375,768
Cash	192
Segregated cash with broker	736,079
Unrealized appreciation on OTC swap agreements	615,017
Receivables:
Swap settlement	694,239
Dividends	37,548
Interest	463
Total assets	153,251,154

Liabilities:
Segregated cash due to broker	870,000
Payable for:
Fund shares redeemed	1,388,231
Variation margin on futures contracts	1,154,110
Management fees	117,847
Transfer agent fees	113,679
Investor service fees	32,735
Portfolio accounting and administration fees	7,201
Trustees’ fees*	1,335
Miscellaneous	380,385
Total liabilities	4,065,523
Net assets	$149,185,631

Net assets consist of:
Paid in capital	$118,438,550
Total distributable earnings	30,747,081
Net assets	$149,185,631
Capital shares outstanding	667,018
Net asset value per share	$223.66

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $1,709)	$800,328
Interest	934,564
Income from securities lending, net	50
Total investment income	1,734,942

Expenses:
Management fees	1,200,593
Investor service fees	333,498
Transfer agent fees	356,056
Professional fees	227,202
Portfolio accounting and administration fees	206,765
Interest expense	105,546
Custodian fees	20,949
Trustees’ fees*	15,565
Line of credit fees	11
Miscellaneous	198,378
Total expenses	2,664,563
Less:
Expenses reimbursed by Adviser	(133,398)
Net expenses	2,531,165
Net investment loss	(796,223)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	10,150,842
Swap agreements	10,885,652
Futures contracts	4,738,243
Net realized gain	25,774,737
Net change in unrealized appreciation (depreciation) on:
Investments	7,843,862
Swap agreements	4,866,819
Futures contracts	197,252
Net change in unrealized appreciation (depreciation)	12,907,933
Net realized and unrealized gain	38,682,670
Net increase in net assets resulting from operations	$37,886,447

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

130 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(796,223)	$(239,987)
Net realized gain on investments	25,774,737	32,283,911
Net change in unrealized appreciation (depreciation) on investments	12,907,933	3,588,579
Net increase in net assets resulting from operations	37,886,447	35,632,503

Distributions to shareholders	(10,280,229)	—

Capital share transactions:
Proceeds from sale of shares	837,079,818	1,160,498,367
Distributions reinvested	10,280,229	—
Cost of shares redeemed	(862,507,137)	(1,179,071,524)
Net decrease from capital share transactions	(15,147,090)	(18,573,157)
Net increase in net assets	12,459,128	17,059,346

Net assets:
Beginning of year	136,726,503	119,667,157
End of year	$149,185,631	$136,726,503

Capital share activity:
Shares sold	4,581,341	7,384,669
Shares issued from reinvestment of distributions	53,018	—
Shares redeemed	(4,703,225)	(7,562,684)
Net decrease in shares	(68,866)	(178,015)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 131

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$185.80	$130.94	$60.60	$191.98	$141.54
Income (loss) from investment operations:
Net investment income (loss)[a]	(1.16)	(.32)	(.24)	(.49)	(1.74)
Net gain (loss) on investments (realized and unrealized)	53.29	55.18	70.58	(111.42)	73.37
Total from investment operations	52.13	54.86	70.34	(111.91)	71.63
Less distributions from:
Net realized gains	(14.27)	—	—	(19.47)	(21.19)
Total distributions	(14.27)	—	—	(19.47)	(21.19)
Net asset value, end of period	$223.66	$185.80	$130.94	$60.60	$191.98

Total Return[b]	29.24%	41.90%	116.07%	(61.04%)	53.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$149,186	$136,727	$119,667	$32,228	$151,069
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(0.20%)	(0.25%)	(0.47%)	(1.05%)
Total expenses[c]	2.00%	1.97%	2.08%	1.86%	1.78%
Net expenses[d]	1.90%	1.87%	2.01%	1.79%	1.74%
Portfolio turnover rate	497%	623%	564%	860%	392%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

132 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 48.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	11,820	$119,148
Guggenheim Strategy Fund II1	4,767	118,274
Total Mutual Funds
(Cost $234,679)		237,422

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.1%
Fannie Mae
3.63% due 01/07/26[2]	$50,000	49,970
Total Federal Agency Discount Notes
(Cost $49,970)		49,970

REPURCHASE AGREEMENTS††,3 - 32.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	80,851	80,851
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	80,850	80,850
Total Repurchase Agreements
(Cost $161,701)		161,701

Total Investments - 91.2%
(Cost $446,350)		$449,093
Other Assets & Liabilities, net - 8.8%		43,223
Total Net Assets - 100.0%		$492,316

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	NASDAQ-100 Index	Receive	4.29% (Federal Funds Rate + 0.65%)	At Maturity	01/21/26	6	$146,517	$(679)
BNP Paribas	NASDAQ-100 Index	Receive	4.14% (Federal Funds Rate + 0.50%)	At Maturity	01/22/26	7	174,148	(2,502)
Barclays Bank plc	NASDAQ-100 Index	Receive	4.36% (SOFR + 0.65%)	At Maturity	01/22/26	7	177,305	(3,478)
							$497,970	$(6,659)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 133

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$237,422	$—	$—	$237,422
Federal Agency Discount Notes	—	49,970	—	49,970
Repurchase Agreements	—	161,701	—	161,701
Total Assets	$237,422	$211,671	$—	$449,093

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,659	$—	$6,659

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$183,543	$—	$(65,000)	$(131)	$(138)	$118,274	4,767	$9,645
Guggenheim Ultra Short Duration Fund — Institutional Class	187,834	—	(70,000)	1,111	203	119,148	11,820	8,224
	$371,377	$—	$(135,000)	$980	$65	$237,422		$17,869

134 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $49,970)	$49,970
Investments in affiliated issuers, at value (cost $234,679)	237,422
Repurchase agreements, at value (cost $161,701)	161,701
Segregated cash with broker	73,723
Receivables:
Fund shares sold	4,423
Dividends	1,436
Interest	17
Total assets	528,692

Liabilities:
Unrealized depreciation on OTC swap agreements	6,659
Payable for:
Swap settlement	19,332
Fund shares redeemed	5,219
Professional fees	2,372
Transfer agent fees	998
Management fees	423
Investor service fees	129
Portfolio accounting and administration fees	28
Trustees’ fees*	13
Miscellaneous	1,203
Total liabilities	36,376
Net assets	$492,316

Net assets consist of:
Paid in capital	$10,959,167
Total distributable earnings (loss)	(10,466,851)
Net assets	$492,316
Capital shares outstanding	4,730
Net asset value per share	$104.08

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$17,869
Interest	49,588
Total investment income	67,457

Expenses:
Management fees	13,407
Investor service fees	3,724
Transfer agent fees	3,967
Portfolio accounting and administration fees	2,309
Professional fees	2,060
Custodian fees	240
Trustees’ fees*	164
Miscellaneous	2,696
Total expenses	28,567
Less:
Expenses reimbursed by Adviser	(1,490)
Expenses waived by Adviser	(471)
Total waived/reimbursed expenses	(1,961)
Net expenses	26,606
Net investment income	40,851

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	980
Swap agreements	(618,253)
Futures contracts	(139,258)
Net realized loss	(756,531)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(16)
Investments in affiliated issuers	65
Swap agreements	(24,685)
Net change in unrealized appreciation (depreciation)	(24,636)
Net realized and unrealized loss	(781,167)
Net decrease in net assets resulting from operations	$(740,316)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 135

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$40,851	$37,615
Net realized loss on investments	(756,531)	(160,939)
Net change in unrealized appreciation (depreciation) on investments	(24,636)	28,790
Net decrease in net assets resulting from operations	(740,316)	(94,534)

Distributions to shareholders	(37,615)	(91,254)

Capital share transactions:
Proceeds from sale of shares	28,802,527	14,170,122
Distributions reinvested	37,615	91,254
Cost of shares redeemed	(28,619,570)	(14,044,929)
Net increase from capital share transactions	220,572	216,447
Net increase (decrease) in net assets	(557,359)	30,659

Net assets:
Beginning of year	1,049,675	1,019,016
End of year	$492,316	$1,049,675

Capital share activity*:
Shares sold	227,641	98,606
Shares issued from reinvestment of distributions	337	674
Shares redeemed	(231,396)	(97,058)
Net increase (decrease) in shares	(3,418)	2,222

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

136 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[e]	Year Ended December 31, 2024[e]	Year Ended December 31, 2023[e]	Year Ended December 31, 2022[e]	Year Ended December 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$128.82	$171.96	$254.18	$188.58	$252.98
Income (loss) from investment operations:
Net investment income (loss)[a]	3.32	5.20	6.90	.30	(2.70)
Net gain (loss) on investments (realized and unrealized)	(23.92)	(31.44)	(87.72)	65.30	(61.70)
Total from investment operations	(20.60)	(26.24)	(80.82)	65.60	(64.40)
Less distributions from:
Net investment income	(4.14)	(16.90)	(1.40)	—	—
Total distributions	(4.14)	(16.90)	(1.40)	—	—
Net asset value, end of period	$104.08	$128.82	$171.96	$254.18	$188.58

Total Return[b]	(16.18%)	(15.79%)	(31.85%)	34.78%	(25.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$492	$1,050	$1,019	$8,699	$1,653
Ratios to average net assets:
Net investment income (loss)	2.74%	3.52%	3.25%	0.12%	(1.23%)
Total expenses[c]	1.92%	1.86%	1.90%	1.94%	1.78%
Net expenses[d]	1.79%	1.72%	1.81%	1.88%	1.71%
Portfolio turnover rate	—	—	—	63%	430%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 137

SCHEDULE OF INVESTMENTS	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 26.3%

Consumer, Non-cyclical - 6.2%
Guardant Health, Inc.*	32	$3,268
Bridgebio Pharma, Inc.*	42	3,213
Madrigal Pharmaceuticals, Inc.*	5	2,912
Ensign Group, Inc.	15	2,613
Arrowhead Pharmaceuticals, Inc.*	35	2,324
Avidity Biosciences, Inc.*	30	2,164
HealthEquity, Inc.*	22	2,015
Axsome Therapeutics, Inc.*	11	2,009
Cytokinetics, Inc.*	31	1,970
Praxis Precision Medicines, Inc.*	6	1,768
Krystal Biotech, Inc.*	7	1,726
Glaukos Corp.*	15	1,694
PTC Therapeutics, Inc.*	20	1,519
Rhythm Pharmaceuticals, Inc.*	14	1,499
iRhythm Technologies, Inc.*	8	1,419
Vaxcyte, Inc.*	30	1,384
Option Care Health, Inc.*	42	1,338
Herc Holdings, Inc.	9	1,335
Merit Medical Systems, Inc.*	15	1,322
Protagonist Therapeutics, Inc.*	15	1,310
Nuvalent, Inc. — Class A*	13	1,308
RadNet, Inc.*	18	1,284
Brink’s Co.	11	1,284
Cogent Biosciences, Inc.*	36	1,279
CRISPR Therapeutics AG*	23	1,206
Alkermes plc*	43	1,203
Lantheus Holdings, Inc.*	18	1,198
Kymera Therapeutics, Inc.*	15	1,167
Indivior plc*	32	1,148
TG Therapeutics, Inc.*	38	1,133
Crinetics Pharmaceuticals, Inc.*	24	1,117
ADMA Biologics, Inc.*	61	1,113
Laureate Education, Inc. — Class A*	33	1,111
Amicus Therapeutics, Inc.*	78	1,111
Cidara Therapeutics, Inc.*	5	1,104
Graham Holdings Co. — Class B	1	1,099
TransMedics Group, Inc.*	9	1,095
BrightSpring Health Services, Inc.*	29	1,086
Haemonetics Corp.*	13	1,042
StoneCo Ltd. — Class A*	67	991
Scholar Rock Holding Corp.*	22	969
Cal-Maine Foods, Inc.	12	955
Ligand Pharmaceuticals, Inc. — Class B*	5	945
Verra Mobility Corp.*	42	941
Adtalem Global Education, Inc.*	9	931
Korn Ferry	14	924
Xenon Pharmaceuticals, Inc.*	20	896
Terns Pharmaceuticals, Inc.*	22	889
Veracyte, Inc.*	21	884
ACADIA Pharmaceuticals, Inc.*	33	881
Mirum Pharmaceuticals, Inc.*	11	869
LivaNova plc*	14	861
ICU Medical, Inc.*	6	856
Arcutis Biotherapeutics, Inc.*	29	842
Travere Therapeutics, Inc.*	22	841
Marzetti Co.	5	822
Tarsus Pharmaceuticals, Inc.*	10	819
Prestige Consumer Healthcare, Inc.*	13	802
Celcuity, Inc.*	8	798
WD-40 Co.	4	788
GRAIL, Inc.*	9	770
Apogee Therapeutics, Inc.*	10	755
Oscar Health, Inc. — Class A*	52	747
Privia Health Group, Inc.*	31	735
Ideaya Biosciences, Inc.*	21	726
Catalyst Pharmaceuticals, Inc.*	31	724
Stride, Inc.*	11	714
Vera Therapeutics, Inc.*	14	709
Integer Holdings Corp.*	9	706
Supernus Pharmaceuticals, Inc.*	14	696
Beam Therapeutics, Inc.*	25	693
Huron Consulting Group, Inc.*	4	692
Vita Coco Company, Inc.*	13	689
ABM Industries, Inc.	16	677
Brookdale Senior Living, Inc. — Class A*	62	669
CBIZ, Inc.*	13	656
Viridian Therapeutics, Inc.*	21	654
Alphatec Holdings, Inc.*	31	652
GeneDx Holdings Corp.*	5	650
Adaptive Biotechnologies Corp.*	40	650
Dyne Therapeutics, Inc.*	33	645
Chefs’ Warehouse, Inc.*	10	623
CG oncology, Inc.*	15	623
Remitly Global, Inc.*	45	621
Alarm.com Holdings, Inc.*	12	612
Concentra Group Holdings Parent, Inc.	31	610
Spyre Therapeutics, Inc.*	18	590
Arcellx, Inc.*	9	587
Liquidia Corp.*	17	586
Denali Therapeutics, Inc.*	35	578
Nuvation Bio, Inc.*	63	564
GEO Group, Inc.*	35	564
Ocular Therapeutix, Inc.*	46	558
Disc Medicine, Inc.*	7	556
Soleno Therapeutics, Inc.*	12	556
Omnicell, Inc.*	12	544
Turning Point Brands, Inc.	5	542
CorVel Corp.*	8	541
United Natural Foods, Inc.*	16	539
Immunome, Inc.*	25	537
Addus HomeCare Corp.*	5	537
CoreCivic, Inc.*	28	535
TIC Solutions, Inc.*	52	526
Avadel Pharmaceuticals plc*	24	517
AtriCure, Inc.*	13	514
QuidelOrtho Corp.*	18	514
Progyny, Inc.*	20	514
WaVe Life Sciences Ltd.*	30	510
Twist Bioscience Corp.*	16	507
Amneal Pharmaceuticals, Inc.*	40	504

138 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Simply Good Foods Co.*	25	$502
Artivion, Inc.*	11	502
Arcus Biosciences, Inc.*	21	500
Perdoceo Education Corp.	17	499
EVERTEC, Inc.	17	495
Aurinia Pharmaceuticals, Inc.*	31	494
Nurix Therapeutics, Inc.*	26	493
Pediatrix Medical Group, Inc.*	23	492
Syndax Pharmaceuticals, Inc.*	23	483
Strategic Education, Inc.	6	481
Andersons, Inc.	9	479
TriNet Group, Inc.	8	473
Vericel Corp.*	13	468
Celldex Therapeutics, Inc.*	17	462
PACS Group, Inc.*	12	461
MannKind Corp.*	81	459
Immunovant, Inc.*	18	458
10X Genomics, Inc. — Class A*	28	457
Marqeta, Inc. — Class A*	96	456
Edgewise Therapeutics, Inc.*	18	447
UFP Technologies, Inc.*	2	444
PROCEPT BioRobotics Corp.*	14	440
Flywire Corp.*	31	439
BioCryst Pharmaceuticals, Inc.*	56	437
Mineralys Therapeutics, Inc.*	12	435
Dynavax Technologies Corp.*	28	431
Legence Corp. — Class A*	10	430
ICF International, Inc.	5	427
Inter Parfums, Inc.	5	424
Payoneer Global, Inc.*	74	416
Select Medical Holdings Corp.	28	416
Willdan Group, Inc.*	4	415
Fortrea Holdings, Inc.*	24	414
Neogen Corp.*	59	412
Harmony Biosciences Holdings, Inc.*	11	412
National Healthcare Corp.	3	411
Agios Pharmaceuticals, Inc.*	15	408
LeMaitre Vascular, Inc.	5	405
CRA International, Inc.	2	401
Olema Pharmaceuticals, Inc.*	16	400
NeoGenomics, Inc.*	34	400
Enovis Corp.*	15	400
Tandem Diabetes Care, Inc.*	18	396
ANI Pharmaceuticals, Inc.*	5	395
Axogen, Inc.*	12	393
Harrow, Inc.*	8	392
Arlo Technologies, Inc.*	27	378
Recursion Pharmaceuticals, Inc. — Class A*	91	372
Collegium Pharmaceutical, Inc.*	8	370
Ardelyx, Inc.*	63	367
Azenta, Inc.*	11	366
EyePoint, Inc.*	20	365
Healthcare Services Group, Inc.*	19	363
J & J Snack Foods Corp.	4	361
Spectrum Brands Holdings, Inc.	6	354
Stoke Therapeutics, Inc.*	11	349
Novocure Ltd.*	27	349
Insperity, Inc.	9	349
Herbalife Ltd.*	27	348
Zymeworks, Inc.*	13	342
Innoviva, Inc.*	17	340
John Wiley & Sons, Inc. — Class A	11	337
Mind Medicine MindMed, Inc.*	25	335
Cimpress plc*	5	333
Dole plc	22	330
Teladoc Health, Inc.*	47	329
CONMED Corp.	8	325
Surgery Partners, Inc.*	21	324
Fresh Del Monte Produce, Inc.	9	321
Universal Corp.	6	316
Xeris Biopharma Holdings, Inc.*	40	314
Universal Technical Institute, Inc.*	12	314
Taysha Gene Therapies, Inc.*	57	314
US Physical Therapy, Inc.	4	312
Pacira BioSciences, Inc.*	12	311
LifeStance Health Group, Inc.*	44	310
TreeHouse Foods, Inc.*	13	307
First Advantage Corp.*	21	305
Beta Bionics, Inc.*	10	305
Relay Therapeutics, Inc.*	36	305
Oruka Therapeutics, Inc.*	10	303
Trevi Therapeutics, Inc.*	24	300
STAAR Surgical Co.*	13	300
Legalzoom.com, Inc.*	30	298
PROG Holdings, Inc.	10	295
Xencor, Inc.*	19	291
CompoSecure, Inc. — Class A*	15	289
Capricor Therapeutics, Inc.*	10	289
Vital Farms, Inc.*	9	287
Amylyx Pharmaceuticals, Inc.*	23	278
Ingles Markets, Inc. — Class A	4	274
Astrana Health, Inc.*	11	273
Coursera, Inc.*	37	272
Castle Biosciences, Inc.*	7	272
Biohaven Ltd.*	24	271
Novavax, Inc.*	40	269
Deluxe Corp.	12	268
Amphastar Pharmaceuticals, Inc.*	10	268
CareDx, Inc.*	14	264
Omeros Corp.*	15	258
Weis Markets, Inc.	4	256
Clover Health Investments Corp.*	109	256
Sezzle, Inc.*	4	254
Barrett Business Services, Inc.	7	254
Pennant Group, Inc.*	9	253
Grocery Outlet Holding Corp.*	25	252
Kodiak Sciences, Inc.*	9	252
NPK International, Inc.*	21	250
AdaptHealth Corp.*	25	249
Tango Therapeutics, Inc.*	28	248
Dianthus Therapeutics, Inc.*	6	247

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 139

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Upbound Group, Inc.	14	$246
Upstream Bio, Inc.*	9	244
AnaptysBio, Inc.*	5	242
BioLife Solutions, Inc.*	10	242
BrightView Holdings, Inc.*	19	241
Driven Brands Holdings, Inc.*	16	237
UroGen Pharma Ltd.*	10	234
Intellia Therapeutics, Inc.*	26	234
Alight, Inc. — Class A	116	226
Integra LifeSciences Holdings Corp.*	18	224
MBX Biosciences, Inc.*	7	221
Kura Oncology, Inc.*	21	218
MiMedx Group, Inc.*	32	217
Rigel Pharmaceuticals, Inc.*	5	214
Arvinas, Inc.*	18	214
Rapport Therapeutics, Inc.*	7	212
Palvella Therapeutics, Inc.*	2	209
Matthews International Corp. — Class A	8	209
Maze Therapeutics, Inc.*	5	207
Vestis Corp.*	31	207
Edgewell Personal Care Co.	12	204
Monte Rosa Therapeutics, Inc.*	13	204
Quanex Building Products Corp.	13	200
CorMedix, Inc.*	17	198
Butterfly Network, Inc.*	52	198
Utz Brands, Inc.	19	197
Arbutus Biopharma Corp.*	41	197
SI-BONE, Inc.*	10	197
Esperion Therapeutics, Inc.*	53	196
iRadimed Corp.	2	195
Lincoln Educational Services Corp.*	8	193
Geron Corp.*	146	193
National Beverage Corp.*	6	191
Embecta Corp.	16	190
American Public Education, Inc.*	5	189
Iovance Biotherapeutics, Inc.*	69	188
Theravance Biopharma, Inc.*	10	187
Savara, Inc.*	31	187
Phibro Animal Health Corp. — Class A	5	187
Jade Biosciences, Inc.	12	185
Tootsie Roll Industries, Inc.	5	183
Compass Therapeutics, Inc.*	34	183
Phathom Pharmaceuticals, Inc.*	11	182
Green Dot Corp. — Class A*	14	179
Day One Biopharmaceuticals, Inc.*	19	177
Replimune Group, Inc.*	18	175
ARS Pharmaceuticals, Inc.*	15	175
Tactile Systems Technology, Inc.*	6	174
Emergent BioSolutions, Inc.*	14	173
REGENXBIO, Inc.*	12	173
Erasca, Inc.*	46	171
Enliven Therapeutics, Inc.*	11	169
Carriage Services, Inc. — Class A	4	169
Lexeo Therapeutics, Inc.*	17	169
Septerna, Inc.*	6	167
Precigen, Inc.*	40	167
Sionna Therapeutics, Inc.*	4	165
Hertz Global Holdings, Inc.*	32	165
Keros Therapeutics, Inc.*	8	163
Cytek Biosciences, Inc.*	32	162
KalVista Pharmaceuticals, Inc.*	10	162
ArriVent Biopharma, Inc.*	8	161
Monro, Inc.	8	160
Gossamer Bio, Inc.*	51	158
Inhibrx Biosciences, Inc.*	2	158
Tyra Biosciences, Inc.*	6	158
Fulgent Genetics, Inc.*	6	158
AMN Healthcare Services, Inc.*	10	158
Kforce, Inc.	5	155
Ceribell, Inc.*	7	153
Udemy, Inc.*	26	152
Janux Therapeutics, Inc.*	11	152
Orthofix Medical, Inc.*	10	152
Bicara Therapeutics, Inc.*	9	151
Guardian Pharmacy Services, Inc. — Class A*	5	150
Mister Car Wash, Inc.*	27	150
Aquestive Therapeutics, Inc.*	23	149
Myriad Genetics, Inc.*	24	148
Aveanna Healthcare Holdings, Inc.*	18	147
Sana Biotechnology, Inc.*	36	147
Zenas Biopharma, Inc.*	4	145
Ironwood Pharmaceuticals, Inc. — Class A*	43	145
Cullinan Therapeutics, Inc.*	14	145
Vir Biotechnology, Inc.*	24	145
John B Sanfilippo & Son, Inc.	2	141
Pacific Biosciences of California, Inc.*	74	138
Hackett Group, Inc.	7	137
Avanos Medical, Inc.*	12	135
Zevra Therapeutics, Inc.*	15	134
Vanda Pharmaceuticals, Inc.*	15	132
Astria Therapeutics, Inc.*	10	131
Annexon, Inc.*	26	131
AngioDynamics, Inc.*	10	128
Varex Imaging Corp.*	11	128
Mission Produce, Inc.*	11	128
Helen of Troy Ltd.*	6	128
Alumis, Inc.*	13	127
Ennis, Inc.	7	126
Cass Information Systems, Inc.	3	125
Fulcrum Therapeutics, Inc.*	11	124
ORIC Pharmaceuticals, Inc.*	15	123
OPKO Health, Inc.*	97	122
Mama’s Creations, Inc.*	9	121
ImmunityBio, Inc.*	61	121
Enhabit, Inc.*	13	120
Eton Pharmaceuticals, Inc.*	7	118
Transcat, Inc.*	2	113
LB Pharmaceuticals, Inc.*	5	111
Seneca Foods Corp. — Class A*	1	111
Community Health Systems, Inc.*	35	109

140 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Akebia Therapeutics, Inc.*	67	$108
Corvus Pharmaceuticals, Inc.*	14	108
Kestra Medical Technologies Ltd.*	4	106
Personalis, Inc.*	13	104
Absci Corp.*	29	101
Cerus Corp.*	49	101
SunOpta, Inc.*	26	99
SELLAS Life Sciences Group, Inc.*	26	98
MGP Ingredients, Inc.	4	97
ClearPoint Neuro, Inc.*	7	96
Prothena Corporation plc*	10	96
Tejon Ranch Co.*	6	95
Maravai LifeSciences Holdings, Inc. — Class A*	29	94
RxSight, Inc.*	9	94
Nathan’s Famous, Inc.	1	94
Organogenesis Holdings, Inc.*	18	93
Evolus, Inc.*	14	93
NeuroPace, Inc.*	6	93
Verastem, Inc.*	12	93
Custom Truck One Source, Inc.*	16	92
B&G Foods, Inc.	21	90
Solid Biosciences, Inc.*	16	90
Bioventus, Inc. — Class A*	12	89
Niagen Bioscience, Inc.*	14	89
OrthoPediatrics Corp.*	5	89
MeiraGTx Holdings plc*	11	87
Calavo Growers, Inc.	4	87
Nature’s Sunshine Products, Inc.*	4	86
ACCO Brands Corp.	23	86
Cadiz, Inc.*	15	84
Ginkgo Bioworks Holdings, Inc.*	10	83
Beyond Meat, Inc.*	101	83
4D Molecular Therapeutics, Inc.*	11	83
Entrada Therapeutics, Inc.*	8	82
Distribution Solutions Group, Inc.*	3	82
Strata Critical Medical, Inc.*	17	82
Delcath Systems, Inc.*	8	81
Rocket Pharmaceuticals, Inc.*	23	81
LENZ Therapeutics, Inc.*	5	80
XOMA Royalty Corp.*	3	80
BioAge Labs, Inc.*	6	79
Enanta Pharmaceuticals, Inc.*	5	79
Anavex Life Sciences Corp.*	22	78
Bright Minds Biosciences, Inc.*	1	78
Aldeyra Therapeutics, Inc.*	15	78
Repay Holdings Corp.*	21	77
Altimmune, Inc.*	21	76
Natural Grocers by Vitamin Cottage, Inc.	3	75
Atea Pharmaceuticals, Inc.*	21	75
Paysafe Ltd.*	9	73
Target Hospitality Corp.*	9	72
Village Super Market, Inc. — Class A	2	71
Kelly Services, Inc. — Class A	8	70
MapLight Therapeutics, Inc.*	4	70
Aclaris Therapeutics, Inc.*	23	69
Pulse Biosciences, Inc.*	5	69
SIGA Technologies, Inc.	11	67
ADC Therapeutics S.A.*	19	67
Viemed Healthcare, Inc.*	9	67
Puma Biotechnology, Inc.*	11	65
Monopar Therapeutics, Inc.*	1	65
Cross Country Healthcare, Inc.*	8	65
Honest Company, Inc.*	25	64
KORU Medical Systems, Inc.*	11	64
Quanterix Corp.*	10	64
Abeona Therapeutics, Inc.*	12	63
Tectonic Therapeutic, Inc.*	3	63
Candel Therapeutics, Inc.*	11	62
Neurogene, Inc.*	3	62
SANUWAVE Health, Inc.*	2	60
USANA Health Sciences, Inc.*	3	59
Electromed, Inc.*	2	58
Lifecore Biomedical, Inc.*	7	57
agilon health, Inc.*	83	57
Oncology Institute, Inc.*	16	57
National Research Corp. — Class A	3	56
Design Therapeutics, Inc.*	6	56
Accendra Health, Inc.*	20	56
Utah Medical Products, Inc.	1	56
DiaMedica Therapeutics, Inc.*	7	56
Prime Medicine, Inc.*	16	56
USCB Financial Holdings, Inc.	3	55
Allogene Therapeutics, Inc.*	40	55
Aura Biosciences, Inc.*	10	54
Benitec Biopharma, Inc.*	4	54
Heron Therapeutics, Inc.*	41	53
Ardent Health, Inc.*	6	53
Spire Global, Inc.*	7	53
Information Services Group, Inc.	9	52
Voyager Therapeutics, Inc.*	13	51
Olaplex Holdings, Inc.*	38	51
Limoneira Co.	4	50
Franklin Covey Co.*	3	50
Quad/Graphics, Inc.	8	50
Foghorn Therapeutics, Inc.*	9	49
OraSure Technologies, Inc.*	20	48
Protara Therapeutics, Inc.*	9	48
Cardiff Oncology, Inc.*	17	48
Nano-X Imaging Ltd.*	17	48
OmniAb, Inc.*	25	46
Fennec Pharmaceuticals, Inc.*	6	46
Semler Scientific, Inc.*	3	46
Resources Connection, Inc.	9	45
Editas Medicine, Inc.*	22	45
Chaince Digital Holdings, Inc.*	9	45
Perspective Therapeutics, Inc.*	16	44
Arcturus Therapeutics Holdings, Inc.*	7	43
Rezolute, Inc.*	18	42
Greenwich Lifesciences, Inc.*	2	42
Larimar Therapeutics, Inc.*	11	42
MaxCyte, Inc.*	27	42

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 141

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Quantum-Si, Inc.*	38	$42
Beauty Health Co.*	30	42
Westrock Coffee Co.*	10	41
Inogen, Inc.*	6	40
Acme United Corp.	1	40
Coherus Oncology, Inc.*	28	40
Priority Technology Holdings, Inc.*	7	38
MediWound Ltd.*	2	37
TrueBlue, Inc.*	8	36
Alico, Inc.	1	36
LENSAR, Inc.*	3	35
Joint Corp.*	4	35
KinderCare Learning Companies, Inc.*	8	35
Stereotaxis, Inc.*	15	34
Protalix BioTherapeutics, Inc.*	19	34
Acacia Research Corp.*	9	34
Inhibikase Therapeutics, Inc.*	16	33
Sonida Senior Living, Inc.*	1	33
Medifast, Inc.*	3	32
Treace Medical Concepts, Inc.*	13	32
Humacyte, Inc.*	33	32
Tonix Pharmaceuticals Holding Corp.*	2	31
Anteris Technologies Global Corp.*	6	30
CPI Card Group, Inc.*	2	29
Anika Therapeutics, Inc.*	3	29
European Wax Center, Inc. — Class A*	8	29
Fate Therapeutics, Inc.*	29	29
CVRx, Inc.*	4	28
Alector, Inc.*	18	28
TriSalus Life Sciences, Inc.*	4	28
Aardvark Therapeutics, Inc.*	2	26
Innovage Holding Corp.*	5	26
Hain Celestial Group, Inc.*	24	26
Forrester Research, Inc.*	3	24
Lifeway Foods, Inc.*	1	24
Eledon Pharmaceuticals, Inc.*	16	24
SoundThinking, Inc.*	3	24
HF Foods Group, Inc.*	11	24
Sanara Medtech, Inc.*	1	23
Journey Medical Corp.*	3	23
Alta Equipment Group, Inc.	5	23
Nuvectis Pharma, Inc.*	3	23
Accuray, Inc.*	27	22
Pulmonx Corp.*	10	22
DocGo, Inc.*	24	21
Biote Corp. — Class A*	8	21
Lucid Diagnostics, Inc.*	19	21
Waldencast plc — Class A*	11	21
RCM Technologies, Inc.*	1	20
Nkarta, Inc.*	11	20
BRC, Inc. — Class A*	17	19
Zevia PBC — Class A*	8	19
Lifevantage Corp.	3	19
aTyr Pharma, Inc.*	23	18
Emerald Holding, Inc.	4	18
FitLife Brands, Inc.*	1	16
Korro Bio, Inc.*	2	16
MarketWise, Inc.	1	15
Outset Medical, Inc.*	4	15
Cartesian Therapeutics, Inc.*	2	14
Gyre Therapeutics, Inc.*	2	14
Ispire Technology, Inc.*	5	14
Neuronetics, Inc.*	10	14
Actuate Therapeutics, Inc.*	2	12
Alpha Teknova, Inc.*	3	11
Forafric Global plc*	1	11
HireQuest, Inc.	1	11
Avita Medical, Inc.*	3	10
SBC Medical Group Holdings, Inc.*	2	9
Myomo, Inc.*	9	8
Solesence, Inc.*	5	8
Inmune Bio, Inc.*	4	6
AirSculpt Technologies, Inc.*	3	6
TuHURA Biosciences, Inc.*	7	5
Tvardi Therapeutics, Inc.*	1	4
Atlantic International Corp.*	3	4
Tevogen Bio Holdings, Inc.*	8	3
Ligand Pharmaceuticals, Inc.*,†††	6	—
Total Consumer, Non-cyclical		178,621

Financial - 6.1%
UMB Financial Corp.	19	2,186
CareTrust REIT, Inc.	59	2,133
Cadence Bank	49	2,099
American Healthcare REIT, Inc.	44	2,071
Old National Bancorp	92	2,053
Jackson Financial, Inc. — Class A	18	1,920
Piper Sandler Cos.	5	1,699
Essent Group Ltd.	25	1,625
Terreno Realty Corp. REIT	27	1,585
Essential Properties Realty Trust, Inc. REIT	52	1,542
Ryman Hospitality Properties, Inc. REIT	16	1,514
Glacier Bancorp, Inc.	34	1,498
Valley National Bancorp	127	1,483
United Bankshares, Inc.	37	1,421
Hancock Whitney Corp.	22	1,401
Moelis & Co. — Class A	20	1,375
Kite Realty Group Trust REIT	57	1,366
Compass, Inc. — Class A*	129	1,363
Home BancShares, Inc.	49	1,361
Selective Insurance Group, Inc.	16	1,339
Atlantic Union Bankshares Corp.	37	1,306
Radian Group, Inc.	36	1,296
Ameris Bancorp	17	1,263
Cipher Mining, Inc.*	85	1,255
Macerich Co. REIT	67	1,237
StoneX Group, Inc.*	13	1,237
Axos Financial, Inc.*	14	1,206
Sabra Health Care REIT, Inc.	62	1,174
Phillips Edison & Company, Inc. REIT	33	1,174
Riot Platforms, Inc.*	92	1,166
StepStone Group, Inc. — Class A	18	1,155

142 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Hut 8 Corp.*	25	$1,148
Lemonade, Inc.*	16	1,139
Associated Banc-Corp.	44	1,133
Independence Realty Trust, Inc. REIT	63	1,101
Eastern Bankshares, Inc.	59	1,087
Texas Capital Bancshares, Inc.*	12	1,086
Core Scientific, Inc.*	74	1,077
CNO Financial Group, Inc.	25	1,062
PennyMac Financial Services, Inc.	8	1,055
First Financial Bankshares, Inc.	35	1,045
Flagstar Bank North America	81	1,020
HA Sustainable Infrastructure Capital, Inc.	32	1,006
ServisFirst Bancshares, Inc.	14	1,005
PJT Partners, Inc. — Class A	6	1,003
United Community Banks, Inc.	32	999
Cushman & Wakefield Ltd.*	61	988
Tanger, Inc. REIT	29	968
Genworth Financial, Inc. — Class A*	107	966
Upstart Holdings, Inc.*	22	962
Independent Bank Corp.	13	950
Palomar Holdings, Inc.*	7	943
Enova International, Inc.*	6	943
Outfront Media, Inc. REIT	39	940
International Bancshares Corp.	14	930
Fulton Financial Corp.	48	928
Terawulf, Inc.*	80	919
National Health Investors, Inc. REIT	12	916
BankUnited, Inc.	20	891
MARA Holdings, Inc.*	99	889
Bread Financial Holdings, Inc.	12	888
Renasant Corp.	25	881
SL Green Realty Corp. REIT	19	872
First BanCorp	42	871
Broadstone Net Lease, Inc. REIT	50	868
BGC Group, Inc. — Class A	96	857
NMI Holdings, Inc. — Class A*	21	857
COPT Defense Properties REIT	30	834
WesBanco, Inc.	25	831
WSFS Financial Corp.	15	829
Cathay General Bancorp	17	823
Community Financial System, Inc.	14	804
Blackstone Mortgage Trust, Inc. — Class A REIT	42	803
First Interstate BancSystem, Inc. — Class A	23	796
PotlatchDeltic Corp. REIT	20	796
Victory Capital Holdings, Inc. — Class A	12	757
Cleanspark, Inc.*	74	749
LXP Industrial Trust REIT	15	744
Bancorp, Inc.*	11	743
Seacoast Banking Corporation of Florida	23	723
Acadia Realty Trust REIT	35	719
Simmons First National Corp. — Class A	38	716
Apple Hospitality REIT, Inc.	60	711
Bank of Hawaii Corp.	10	684
Newmark Group, Inc. — Class A	39	676
Provident Financial Services, Inc.	34	671
Dave, Inc.*	3	664
Mercury General Corp.	7	658
Banc of California, Inc.	34	656
Urban Edge Properties REIT	34	652
Artisan Partners Asset Management, Inc. — Class A	16	652
CVB Financial Corp.	35	651
WaFd, Inc.	20	641
TowneBank	19	634
McGrath RentCorp	6	630
First Financial Bancorp	25	626
Four Corners Property Trust, Inc. REIT	27	623
FB Financial Corp.	11	614
Park National Corp.	4	609
Curbline Properties Corp. REIT	26	603
St. Joe Co.	10	594
InvenTrust Properties Corp. REIT	21	592
SiriusPoint Ltd.*	27	591
Customers Bancorp, Inc.*	8	585
Trustmark Corp.	15	584
Beacon Financial Corp.	22	580
HCI Group, Inc.	3	575
LendingClub Corp.*	30	568
Banner Corp.	9	564
First Merchants Corp.	15	562
Webull Corp.*	72	559
First Bancorp	11	559
Bank of NT Butterfield & Son Ltd.	11	548
Dynex Capital, Inc. REIT	39	546
Walker & Dunlop, Inc.	9	541
Enterprise Financial Services Corp.	10	540
NBT Bancorp, Inc.	13	540
Marex Group plc	14	537
ARMOUR Residential REIT, Inc.	30	531
BancFirst Corp.	5	530
First Busey Corp.	22	523
Horace Mann Educators Corp.	11	508
DiamondRock Hospitality Co. REIT	55	493
Stewart Information Services Corp.	7	492
OFG Bancorp	12	492
City Holding Co.	4	477
Douglas Emmett, Inc. REIT	43	473
Burford Capital Ltd.	52	464
Pagseguro Digital Ltd. — Class A	48	463
Skyward Specialty Insurance Group, Inc.*	9	460
Baldwin Insurance Group, Inc. — Class A*	19	457
Northwest Bancshares, Inc.	38	456
Global Net Lease, Inc. REIT	53	456
First Commonwealth Financial Corp.	27	455
Stock Yards Bancorp, Inc.	7	455
Goosehead Insurance, Inc. — Class A	6	442
Cohen & Steers, Inc.	7	439
Sunstone Hotel Investors, Inc. REIT	48	429
Pathward Financial, Inc.	6	426
LTC Properties, Inc. REIT	12	413
Elme Communities REIT	23	400

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 143

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Lakeland Financial Corp.	7	$399
Nelnet, Inc. — Class A	3	399
Anywhere Real Estate, Inc.*	28	396
Arbor Realty Trust, Inc. REIT	51	396
S&T Bancorp, Inc.	10	394
Alexander & Baldwin, Inc. REIT	19	392
German American Bancorp, Inc.	10	392
WisdomTree, Inc.	32	390
NETSTREIT Corp. REIT	22	388
Getty Realty Corp. REIT	14	383
National Bank Holdings Corp. — Class A	10	380
TriCo Bancshares	8	379
Triumph Financial, Inc.*	6	376
Trupanion, Inc.*	10	374
Hilltop Holdings, Inc.	11	373
Stellar Bancorp, Inc.	12	371
Xenia Hotels & Resorts, Inc. REIT	26	368
Nicolet Bankshares, Inc.	3	364
Apollo Commercial Real Estate Finance, Inc. REIT	37	358
Farmer Mac — Class C	2	351
Pebblebrook Hotel Trust REIT	31	351
Sila Realty Trust, Inc. REIT	15	350
Coastal Financial Corp.*	3	344
ConnectOne Bancorp, Inc.	13	341
Hope Bancorp, Inc.	31	340
Ellington Financial, Inc. REIT	25	340
ProAssurance Corp.*	14	338
Hamilton Insurance Group Ltd. — Class B*	12	335
UMH Properties, Inc. REIT	21	334
QCR Holdings, Inc.	4	333
Innovative Industrial Properties, Inc. REIT	7	332
Dime Community Bancshares, Inc.	11	331
Ladder Capital Corp. — Class A REIT	30	330
Acadian Asset Management, Inc.	7	329
Virtus Investment Partners, Inc.	2	326
Encore Capital Group, Inc.*	6	326
Kennedy-Wilson Holdings, Inc.	33	319
Veris Residential, Inc. REIT	21	312
1st Source Corp.	5	312
Safety Insurance Group, Inc.	4	312
Live Oak Bancshares, Inc.	9	309
F&G Annuities & Life, Inc.	10	308
Origin Bancorp, Inc.	8	301
Two Harbors Investment Corp. REIT	28	294
Fidelis Insurance Holdings Ltd.	15	293
Tompkins Financial Corp.	4	290
PennyMac Mortgage Investment Trust REIT	23	289
Orchid Island Capital, Inc. REIT	40	288
Westamerica BanCorp	6	287
Diversified Healthcare Trust REIT	59	286
Preferred Bank/Los Angeles CA	3	283
Enact Holdings, Inc.	7	277
Perella Weinberg Partners	16	277
Piedmont Realty Trust, Inc. — Class A REIT	33	275
JBG SMITH Properties REIT	16	272
Peoples Bancorp, Inc.	9	270
OceanFirst Financial Corp.	15	269
Bitdeer Technologies Group — Class A*	24	269
RLJ Lodging Trust REIT	36	268
Centerspace REIT	4	267
Miami International Holdings, Inc.*	6	266
American Assets Trust, Inc. REIT	14	265
Chimera Investment Corp. REIT	21	261
Employers Holdings, Inc.	6	259
Patria Investments Ltd. — Class A	16	254
MFA Financial, Inc. REIT	27	251
Burke & Herbert Financial Services Corp.	4	249
Smartstop Self Storage REIT, Inc.	8	248
Bank First Corp.	2	244
Southside Bancshares, Inc.	8	243
Empire State Realty Trust, Inc. — Class A REIT	37	241
Plymouth Industrial REIT, Inc.	11	241
Merchants Bancorp	7	238
Universal Insurance Holdings, Inc.	7	237
Navient Corp.	18	234
First Mid Bancshares, Inc.	6	234
Old Second Bancorp, Inc.	12	234
Byline Bancorp, Inc.	8	233
Easterly Government Properties, Inc. REIT	11	233
Univest Financial Corp.	7	229
Community Trust Bancorp, Inc.	4	226
Capitol Federal Financial, Inc.	33	225
Franklin BSP Realty Trust, Inc. REIT	22	221
Central Pacific Financial Corp.	7	218
United Fire Group, Inc.	6	218
NB Bancorp, Inc.	11	218
Alexander’s, Inc. REIT	1	218
Root, Inc. — Class A*	3	217
Hanmi Financial Corp.	8	216
Brookfield Business Corp. — Class A	6	215
Heritage Financial Corp.	9	213
Business First Bancshares, Inc.	8	209
Apartment Investment and Management Co. — Class A REIT	35	208
Northeast Bank	2	208
TrustCo Bank Corporation NY	5	207
Resolute Holdings Management, Inc.*	1	206
Safehold, Inc. REIT	15	205
Esquire Financial Holdings, Inc.	2	204
Horizon Bancorp, Inc.	12	204
Redwood Trust, Inc. REIT	36	199
BrightSpire Capital, Inc. REIT	35	196
Amerant Bancorp, Inc.	10	195
PRA Group, Inc.*	11	195
Mercantile Bank Corp.	4	192
Amalgamated Financial Corp.	6	192
Heritage Commerce Corp.	16	192
AMERISAFE, Inc.	5	192
Mechanics Bancorp — Class A	13	190

144 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
eXp World Holdings, Inc.	21	$190
Cannae Holdings, Inc.	12	189
CBL & Associates Properties, Inc. REIT	5	185
CNB Financial Corp.	7	183
First Financial Corp.	3	181
NexPoint Residential Trust, Inc. REIT	6	181
Equity Bancshares, Inc. — Class A	4	179
Southern Missouri Bancorp, Inc.	3	177
Orrstown Financial Services, Inc.	5	177
Heritage Insurance Holdings, Inc.*	6	176
Camden National Corp.	4	174
HomeTrust Bancshares, Inc.	4	172
Eagle Bancorp, Inc.	8	171
Capital City Bank Group, Inc.	4	170
Diamond Hill Investment Group, Inc.	1	170
Adamas Trust, Inc. REIT	23	168
Whitestone REIT — Class B REIT	12	167
Marcus & Millichap, Inc.	6	164
Independent Bank Corp.	5	163
Bit Digital, Inc.*	85	161
Northrim BanCorp, Inc.	6	160
LendingTree, Inc.*	3	159
Financial Institutions, Inc.	5	156
Mid Penn Bancorp, Inc.	5	155
TPG RE Finance Trust, Inc. REIT	18	155
MidWestOne Financial Group, Inc.	4	154
Metropolitan Bank Holding Corp.	2	153
Hudson Pacific Properties, Inc. REIT*	14	152
Invesco Mortgage Capital, Inc. REIT	18	151
Hippo Holdings, Inc.*	5	150
NerdWallet, Inc. — Class A*	11	149
Aspen Insurance Holdings Ltd. — Class A*	4	148
SmartFinancial, Inc.	4	148
Washington Trust Bancorp, Inc.	5	148
CTO Realty Growth, Inc. REIT	8	147
P10, Inc. — Class A	15	147
ACNB Corp.	3	145
Peakstone Realty Trust REIT	10	144
Five Star Bancorp	4	143
Shore Bancshares, Inc.	8	141
Summit Hotel Properties, Inc. REIT	29	141
World Acceptance Corp.*	1	140
Armada Hoffler Properties, Inc. REIT	21	139
Republic Bancorp, Inc. — Class A	2	138
Flushing Financial Corp.	9	137
Slide Insurance Holdings, Inc.*	7	136
GCM Grosvenor, Inc. — Class A	12	136
Alerus Financial Corp.	6	135
First Community Bankshares, Inc.	4	135
Brandywine Realty Trust REIT	46	134
Forge Global Holdings, Inc.*	3	134
Farmers National Banc Corp.	10	133
Metrocity Bankshares, Inc.	5	133
Gladstone Commercial Corp. REIT	12	128
Arrow Financial Corp.	4	126
Bar Harbor Bankshares	4	124
KKR Real Estate Finance Trust, Inc. REIT	15	123
Great Southern Bancorp, Inc.	2	123
International Money Express, Inc.*	8	123
FTAI Infrastructure, Inc.	26	120
ChoiceOne Financial Services, Inc.	4	118
Carter Bankshares, Inc.*	6	118
Universal Health Realty Income Trust REIT	3	118
South Plains Financial, Inc.	3	116
Home Bancorp, Inc.	2	116
Community Healthcare Trust, Inc. REIT	7	115
Northfield Bancorp, Inc.	10	114
Bowhead Specialty Holdings, Inc.*	4	114
Third Coast Bancshares, Inc.*	3	114
Firstsun Capital Bancorp*	3	113
California BanCorp	6	112
Peapack-Gladstone Financial Corp.	4	111
Kearny Financial Corp.	15	111
Tiptree, Inc. — Class A	6	110
Columbia Financial, Inc.*	7	109
First Business Financial Services, Inc.	2	109
Farmland Partners, Inc. REIT	11	107
Midland States Bancorp, Inc.	5	106
Real Brokerage, Inc.*	29	106
Bridgewater Bancshares, Inc.*	6	105
First Foundation, Inc.*	17	105
Bank of Marin Bancorp	4	104
Unity Bancorp, Inc.	2	103
RBB Bancorp	5	103
NET Lease Office Properties REIT	4	103
Southern First Bancshares, Inc.*	2	103
Greenlight Capital Re Ltd. — Class A*	7	102
One Liberty Properties, Inc. REIT	5	101
Global Medical REIT, Inc.	3	101
First Bank/Hamilton NJ	6	99
Ready Capital Corp. REIT	45	98
Sierra Bancorp	3	98
Peoples Financial Services Corp.	2	97
Postal Realty Trust, Inc. — Class A REIT	6	97
Saul Centers, Inc. REIT	3	95
Abacus Global Management, Inc.	11	94
Octave Specialty Group, Inc.*	12	93
Bankwell Financial Group, Inc.	2	92
Onity Group, Inc.*	2	92
Community West Bancshares	4	90
Colony Bankcorp, Inc.	5	89
Civista Bancshares, Inc.	4	89
West BanCorp, Inc.	4	89
Chatham Lodging Trust REIT	13	89
American Coastal Insurance Corp.	7	88
BayCom Corp.	3	88
Compass Diversified Holdings	18	86
MBIA, Inc.*	12	86
Orange County Bancorp, Inc.	3	86
Capital Bancorp, Inc.	3	85
Northpointe Bancshares, Inc.	5	84
SITE Centers Corp. REIT	13	83

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 145

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Primis Financial Corp.	6	$83
Gladstone Land Corp. REIT	9	82
FS Bancorp, Inc.	2	82
Ponce Financial Group, Inc.*	5	82
Citizens & Northern Corp.	4	81
Donegal Group, Inc. — Class A	4	80
NewtekOne, Inc.	7	79
First Bancorp, Inc.	3	79
Industrial Logistics Properties Trust REIT	14	78
HBT Financial, Inc.	3	78
Regional Management Corp.	2	78
MVB Financial Corp.	3	77
City Office REIT, Inc.	11	77
Claros Mortgage Trust, Inc. REIT*	25	76
Service Properties Trust REIT	41	75
Parke Bancorp, Inc.	3	75
First United Corp.	2	75
Farmers & Merchants Bancorp Incorporated/Archbold OH	3	74
FrontView REIT, Inc.	5	74
OppFi, Inc.	7	73
C&F Financial Corp.	1	73
Blue Ridge Bankshares, Inc.	17	73
Timberland Bancorp, Inc.	2	72
Red River Bancshares, Inc.	1	71
Hawthorn Bancshares, Inc.	2	70
Middlefield Banc Corp.	2	69
FRP Holdings, Inc.*	3	68
Northeast Community Bancorp, Inc.	3	68
GBank Financial Holdings, Inc.*	2	68
Kingsway Financial Services, Inc.*	5	67
National Bankshares, Inc.	2	67
Atlanticus Holdings Corp.*	1	67
Ares Commercial Real Estate Corp. REIT	14	67
Waterstone Financial, Inc.	4	66
LCNB Corp.	4	66
PCB Bancorp	3	65
FB Bancorp, Inc.*	5	64
James River Group Holdings, Inc.	10	64
Western New England Bancorp, Inc.	5	63
Velocity Financial, Inc.*	3	62
Blue Foundry Bancorp*	5	62
Chicago Atlantic Real Estate Finance, Inc. REIT	5	61
Oak Valley Bancorp	2	60
John Marshall Bancorp, Inc.	3	60
TPG Mortgage Investment Trust, Inc. REIT	7	60
RMR Group, Inc. — Class A	4	60
First Community Corp.	2	59
First Capital, Inc.	1	59
Citizens, Inc.*	12	58
Citizens Financial Services, Inc.	1	57
Norwood Financial Corp.	2	56
Chemung Financial Corp.	1	56
FVCBankcorp, Inc.	4	56
Sky Harbour Group Corp.*	6	54
First Western Financial, Inc.*	2	54
Citizens Community Bancorp, Inc.	3	53
Investar Holding Corp.	2	53
Selectquote, Inc.*	37	52
AlTi Global, Inc.*	11	51
Kingstone Companies, Inc.	3	50
First National Corp.	2	50
Franklin Financial Services Corp.	1	50
Alpine Income Property Trust, Inc. REIT	3	50
LINKBANCORP, Inc.	6	50
Commercial Bancgroup, Inc.*	2	49
Stratus Properties, Inc.*	2	48
Oportun Financial Corp.*	9	48
Douglas Elliman, Inc.*	20	47
Paysign, Inc.*	9	46
Braemar Hotels & Resorts, Inc. REIT	16	46
Ames National Corp.	2	46
loanDepot, Inc. — Class A*	22	46
Crawford & Co. — Class A	4	45
Plumas Bancorp	1	45
Jefferson Capital, Inc.	2	45
SB Financial Group, Inc.	2	45
Greene County Bancorp, Inc.	2	44
BRT Apartments Corp. REIT	3	44
Sound Financial Bancorp, Inc.	1	44
Fidelity D&D Bancorp, Inc.	1	44
ACRES Commercial Realty Corp. REIT*	2	43
OP Bancorp	3	42
Ategrity Specialty Holdings LLC*	2	42
First Internet Bancorp	2	42
American Integrity Insurance Group, Inc.*	2	42
Medallion Financial Corp.	4	41
Bank7 Corp.	1	41
MainStreet Bancshares, Inc.	2	41
Pioneer Bancorp, Inc.*	3	40
United Security Bancshares	4	40
Ohio Valley Banc Corp.	1	40
Virginia National Bankshares Corp.	1	40
Eagle Bancorp Montana, Inc.	2	40
Eagle Financial Services, Inc.	1	40
Seaport Entertainment Group, Inc.*	2	40
Legacy Housing Corp.*	2	39
RE/MAX Holdings, Inc. — Class A*	5	38
eHealth, Inc.*	8	37
BV Financial, Inc.*	2	36
Peoples Bancorp of North Carolina, Inc.	1	36
Security National Financial Corp. — Class A*	4	36
BankFinancial Corp.	3	36
Finwise Bancorp*	2	36
Seven Hills Realty Trust REIT	4	36
Finward Bancorp	1	35
Meridian Corp.	2	35
CB Financial Services, Inc.	1	35
ECB Bancorp, Inc.*	2	35
Princeton Bancorp, Inc.	1	35

146 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Chain Bridge Bancorp, Inc. — Class A*	1	$35
NexPoint Diversified Real Estate Trust REIT	9	34
Westwood Holdings Group, Inc.	2	34
Maui Land & Pineapple Company, Inc.*	2	34
Better Home & Finance Holding Co.*	1	33
BCB Bancorp, Inc.	4	32
First Savings Financial Group, Inc.	1	32
SR Bancorp, Inc.	2	31
Silvercrest Asset Management Group, Inc. — Class A	2	30
Modiv Industrial, Inc. REIT	2	29
Sunrise Realty Trust, Inc. REIT	3	28
Nexpoint Real Estate Finance, Inc. REIT	2	28
Richmond Mutual BanCorp, Inc.	2	28
Rithm Property Trust, Inc. REIT	2	28
NI Holdings, Inc.*	2	27
Strawberry Fields REIT, Inc.	2	26
Landmark Bancorp Incorporated/Manhattan KS	1	26
Angel Oak Mortgage REIT, Inc.	3	26
Riverview Bancorp, Inc.	5	25
CF Bankshares, Inc.	1	25
Finance of America Companies, Inc. — Class A*	1	24
Union Bankshares, Inc.	1	24
Hanover Bancorp, Inc.	1	23
Patriot National Bancorp, Inc.*	12	22
Franklin Street Properties Corp. REIT	20	19
Consumer Portfolio Services, Inc.*	2	19
SWK Holdings Corp.	1	17
Lument Finance Trust, Inc. REIT	12	17
Clipper Realty, Inc. REIT	4	15
Advanced Flower Capital, Inc. REIT	5	14
Siebert Financial Corp.*	4	14
Rhinebeck Bancorp, Inc.*	1	12
Mobile Infrastructure Corp.*	4	10
Bakkt Holdings, Inc.*	1	10
Logistic Properties of The Americas*	1	3
GoHealth, Inc. — Class A*	1	2
Total Financial		177,861

Industrial - 4.4%
Bloom Energy Corp. — Class A*	57	4,953
Fabrinet*	9	4,098
Kratos Defense & Security Solutions, Inc.*	44	3,340
SPX Technologies, Inc.*	13	2,601
Chart Industries, Inc.*	12	2,475
Sterling Infrastructure, Inc.*	8	2,450
AeroVironment, Inc.*	10	2,419
Dycom Industries, Inc.*	7	2,365
JBT Marel Corp.	14	2,109
Sanmina Corp.*	14	2,101
Advanced Energy Industries, Inc.	10	2,094
Watts Water Technologies, Inc. — Class A	7	1,932
Modine Manufacturing Co.*	14	1,869
TTM Technologies, Inc.*	27	1,863
Zurn Elkay Water Solutions Corp.	39	1,813
Primoris Services Corp.	14	1,738
Federal Signal Corp.	16	1,737
Moog, Inc. — Class A	7	1,705
Joby Aviation, Inc.*	128	1,690
Fluor Corp.*	42	1,665
Casella Waste Systems, Inc. — Class A*	16	1,567
GATX Corp.	9	1,526
Mirion Technologies, Inc.*	63	1,475
EnerSys	10	1,468
Badger Meter, Inc.	8	1,395
Arcosa, Inc.	13	1,382
ESCO Technologies, Inc.	7	1,368
UFP Industries, Inc.	15	1,366
Construction Partners, Inc. — Class A*	12	1,303
Enpro, Inc.	6	1,285
Granite Construction, Inc.	11	1,269
Argan, Inc.	4	1,253
Archer Aviation, Inc. — Class A*	166	1,248
CSW Industrials, Inc.	4	1,174
Belden, Inc.	10	1,166
Atmus Filtration Technologies, Inc.	22	1,142
Itron, Inc.*	12	1,114
Frontdoor, Inc.*	19	1,096
Novanta, Inc.*	9	1,071
Knife River Corp.*	15	1,055
Plexus Corp.*	7	1,029
Mercury Systems, Inc.*	14	1,022
OSI Systems, Inc.*	4	1,020
Matson, Inc.	8	988
Mueller Water Products, Inc. — Class A	41	977
Golar LNG Ltd.	26	967
Powell Industries, Inc.	3	956
Franklin Electric Company, Inc.	10	955
Terex Corp.	17	907
Exponent, Inc.	13	903
MYR Group, Inc.*	4	874
AZZ, Inc.	8	857
Kadant, Inc.	3	855
AAR Corp.*	10	828
Cactus, Inc. — Class A	18	822
Tutor Perini Corp.	12	804
IES Holdings, Inc.*	2	778
Avient Corp.	24	750
Griffon Corp.	10	736
Boise Cascade Co.	10	736
Hub Group, Inc. — Class A	16	682
Vicor Corp.*	6	658
Xometry, Inc. — Class A*	11	654
Standex International Corp.	3	652
Materion Corp.	5	622
Scorpio Tankers, Inc.	12	610
O-I Glass, Inc.*	41	605
Hillenbrand, Inc.	19	603
Atkore, Inc.	9	569
Kennametal, Inc.	20	568
Applied Optoelectronics, Inc.*	16	558
Trinity Industries, Inc.	21	555

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 147

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
RXO, Inc.*	43	$544
Enerpac Tool Group Corp.	14	535
International Seaways, Inc.	11	534
Centuri Holdings, Inc.*	21	530
Bel Fuse, Inc. — Class B	3	509
Alamo Group, Inc.	3	504
Knowles Corp.*	23	493
NuScale Power Corp.*	34	482
Helios Technologies, Inc.	9	481
CECO Environmental Corp.*	8	479
Greif, Inc. — Class A	7	474
Intuitive Machines, Inc.*	29	471
Vishay Intertechnology, Inc.	32	464
Hillman Solutions Corp.*	53	459
Werner Enterprises, Inc.	15	450
nLight, Inc.*	12	450
ArcBest Corp.	6	445
Astronics Corp.*	8	434
DHT Holdings, Inc.	34	415
Worthington Enterprises, Inc.	8	413
Albany International Corp. — Class A	8	406
Gibraltar Industries, Inc.*	8	396
Benchmark Electronics, Inc.	9	385
Ducommun, Inc.*	4	381
Masterbrand, Inc.*	34	375
Napco Security Technologies, Inc.	9	375
Greenbrier Companies, Inc.	8	374
Tennant Co.	5	369
Enviri Corp.*	20	358
Lindsay Corp.	3	354
Tecnoglass, Inc.	7	352
American Superconductor Corp.*	12	345
CTS Corp.	8	343
Thermon Group Holdings, Inc.*	9	334
DXP Enterprises, Inc.*	3	329
World Kinect Corp.	14	328
Enovix Corp.*	44	322
Teekay Tankers Ltd. — Class A	6	321
Energizer Holdings, Inc.	16	318
Worthington Steel, Inc.	9	312
Proto Labs, Inc.*	6	304
PureCycle Technologies, Inc.*	35	301
Gorman-Rupp Co.	6	286
Evolv Technologies Holdings, Inc.*	40	286
Cadre Holdings, Inc.	7	286
TriMas Corp.	8	284
NANO Nuclear Energy, Inc.*	11	264
Astec Industries, Inc.	6	260
SFL Corporation Ltd.	32	250
Dorian LPG Ltd.	10	243
Great Lakes Dredge & Dock Corp.*	18	236
Janus International Group, Inc.*	36	236
Limbach Holdings, Inc.*	3	234
Montrose Environmental Group, Inc.*	9	224
Apogee Enterprises, Inc.	6	218
American Woodmark Corp.*	4	216
Allient, Inc.	4	215
Red Cat Holdings, Inc.*	27	214
FLEX LNG Ltd.	8	200
Amprius Technologies, Inc.*	25	197
Graham Corp.*	3	193
Costamare, Inc.	12	190
Nordic American Tankers Ltd.	55	189
Energy Recovery, Inc.*	14	189
Myers Industries, Inc.	10	187
Marten Transport Ltd.	16	182
Ryerson Holding Corp.	7	176
Metallus, Inc.*	10	172
Kimball Electronics, Inc.*	6	167
Ichor Holdings Ltd.*	9	166
Genco Shipping & Trading Ltd.	9	166
Insteel Industries, Inc.	5	158
Navigator Holdings Ltd.	9	156
Ardagh Metal Packaging S.A.	37	152
Forward Air Corp.*	6	150
Redwire Corp.*	19	144
Columbus McKinnon Corp.	8	138
Willis Lease Finance Corp.	1	136
Firefly Aerospace, Inc.*	6	134
Bowman Consulting Group Ltd.*	4	132
Sturm Ruger & Company, Inc.	4	131
Richtech Robotics, Inc. — Class B*	40	129
Olympic Steel, Inc.	3	128
LSI Industries, Inc.	7	128
Teekay Corporation Ltd.	14	126
NWPX Infrastructure, Inc.*	2	125
CryoPort, Inc.*	13	125
LSB Industries, Inc.*	14	119
Smith & Wesson Brands, Inc.	12	118
Power Solutions International, Inc.*	2	114
Aebi Schmidt Holding AG	9	114
Eastman Kodak Co.*	13	110
Heartland Express, Inc.	12	108
Manitowoc Company, Inc.*	9	108
National Presto Industries, Inc.	1	107
Park Aerospace Corp.	5	107
Voyager Technologies, Inc. — Class A*	4	105
Standard BioTools, Inc.*	80	102
Eve Holding, Inc.*	25	100
Orion Group Holdings, Inc.*	10	99
Titan America S.A.	6	99
Ardmore Shipping Corp.	9	95
Luxfer Holdings plc	7	95
Kopin Corp.*	40	94
Hyster-Yale, Inc.	3	89
Covenant Logistics Group, Inc. — Class A	4	88
Sight Sciences, Inc.*	11	87
Byrna Technologies, Inc.*	5	84
L B Foster Co. — Class A*	3	81
Mesa Laboratories, Inc.	1	78
Latham Group, Inc.*	12	76
Mayville Engineering Company, Inc.*	4	75

148 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Greif, Inc. — Class B	1	$75
Himalaya Shipping Ltd.	8	73
Safe Bulkers, Inc.	15	72
Ranpak Holdings Corp.*	13	70
Clearwater Paper Corp.*	4	69
AerSale Corp.*	9	64
Lightbridge Corp.*	5	63
Perma-Fix Environmental Services, Inc.*	5	63
Park-Ohio Holdings Corp.	3	63
NVE Corp.	1	59
Proficient Auto Logistics, Inc.*	6	58
Radiant Logistics, Inc.*	9	57
JELD-WEN Holding, Inc.*	23	57
Turtle Beach Corp.*	4	56
Pangaea Logistics Solutions Ltd.	8	55
Pure Cycle Corp.*	5	55
MicroVision, Inc.*	66	55
M-Tron Industries, Inc.*	1	53
Aspen Aerogels, Inc.*	18	51
Mistras Group, Inc.*	4	51
Tredegar Corp.*	7	50
Karat Packaging, Inc.	2	45
Concrete Pumping Holdings, Inc.	6	40
Core Molding Technologies, Inc.*	2	40
Eastern Co.	2	39
Outdoor Holding Co.*	23	39
Gencor Industries, Inc.*	3	39
Pro-DEX, Inc.*	1	38
908 Devices, Inc.*	7	37
Smith-Midland Corp.*	1	36
TSS, Inc.*	5	35
SKYX Platforms Corp.*	16	35
Ascent Industries Co.*	2	32
Costamare Bulkers Holdings Ltd.*	2	31
Universal Logistics Holdings, Inc.	2	30
Omega Flex, Inc.	1	29
Arq, Inc.*	9	29
KULR Technology Group, Inc.*	9	27
Palladyne AI Corp.*	6	26
Energy Services of America Corp.	3	25
PAMT CORP*	2	24
AirJoule Technologies Corp.*	6	24
Net Power, Inc.*	9	21
AIRO Group Holdings, Inc.*	2	16
NL Industries, Inc.	2	11
Southland Holdings, Inc.*	3	10
Neonode, Inc.*	3	5
Total Industrial		128,090

Consumer, Cyclical - 2.6%
Brinker International, Inc.*	12	1,722
FirstCash Holdings, Inc.	10	1,594
Installed Building Products, Inc.	6	1,556
Abercrombie & Fitch Co. — Class A*	12	1,510
Taylor Morrison Home Corp. — Class A*	25	1,472
Boot Barn Holdings, Inc.*	8	1,412
Champion Homes, Inc.*	15	1,268
Urban Outfitters, Inc.*	16	1,204
Resideo Technologies, Inc.*	34	1,194
Meritage Homes Corp.	18	1,184
Cavco Industries, Inc.*	2	1,181
Group 1 Automotive, Inc.	3	1,180
Asbury Automotive Group, Inc.*	5	1,163
American Eagle Outfitters, Inc.	42	1,108
SkyWest, Inc.*	11	1,105
Life Time Group Holdings, Inc.*	40	1,063
VSE Corp.	6	1,037
Patrick Industries, Inc.	9	976
Victoria’s Secret & Co.*	18	975
KB Home	17	959
Signet Jewelers Ltd.	11	912
M/I Homes, Inc.*	7	896
Polaris, Inc.	14	886
Rush Enterprises, Inc. — Class A	16	863
Dorman Products, Inc.*	7	862
PriceSmart, Inc.	7	859
Kontoor Brands, Inc.	14	855
Academy Sports & Outdoors, Inc.	17	849
OPENLANE, Inc.*	28	834
Shake Shack, Inc. — Class A*	10	812
Red Rock Resorts, Inc. — Class A	13	805
Steven Madden Ltd.	19	791
REV Group, Inc.	13	791
UniFirst Corp.	4	772
Capri Holdings Ltd.*	31	756
Dana, Inc.	31	737
Garrett Motion, Inc.	42	732
LCI Industries	6	728
Hilton Grand Vacations, Inc.*	16	716
Tri Pointe Homes, Inc.*	22	692
HNI Corp.	16	673
Visteon Corp.	7	666
Advance Auto Parts, Inc.	16	629
Cinemark Holdings, Inc.	27	627
Phinia, Inc.	10	627
Goodyear Tire & Rubber Co.*	70	613
Peloton Interactive, Inc. — Class A*	99	610
Cheesecake Factory, Inc.	12	606
Kohl’s Corp.	29	592
Warby Parker, Inc. — Class A*	26	567
Acushnet Holdings Corp.	7	559
Sonos, Inc.*	31	544
National Vision Holdings, Inc.*	21	542
Madison Square Garden Entertainment Corp.*	10	539
OneSpaWorld Holdings Ltd.	25	519
Super Group SGHC Ltd.	42	502
Green Brick Partners, Inc.*	8	501
Lionsgate Studios Corp.*	52	475
Atlanta Braves Holdings, Inc. — Class C*	12	473
Rush Street Interactive, Inc.*	24	466
Brightstar Lottery plc	28	433
Buckle, Inc.	8	427

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 149

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Adient plc*	22	$422
Interface, Inc. — Class A	15	419
Century Communities, Inc.	7	415
La-Z-Boy, Inc.	11	410
Topgolf Callaway Brands Corp.*	35	408
IMAX Corp.*	11	407
Winmark Corp.	1	405
Marriott Vacations Worldwide Corp.	7	404
Six Flags Entertainment Corp.*	26	399
Leggett & Platt, Inc.	36	396
Sally Beauty Holdings, Inc.*	27	385
Wolverine World Wide, Inc.	21	381
Central Garden & Pet Co. — Class A*	13	380
Blue Bird Corp.*	8	376
JetBlue Airways Corp.*	78	355
Papa John’s International, Inc.	9	346
Allegiant Travel Co. — Class A*	4	341
MillerKnoll, Inc.	18	329
XPEL, Inc.*	6	299
Carter’s, Inc.	9	292
Gentherm, Inc.*	8	291
G-III Apparel Group Ltd.	10	290
Monarch Casino & Resort, Inc.	3	287
Winnebago Industries, Inc.	7	284
Global Business Travel Group I*	34	260
United Parks & Resorts, Inc.*	7	254
Sonic Automotive, Inc. — Class A	4	247
ScanSource, Inc.*	6	234
Alliance Laundry Holdings, Inc.*	11	224
Standard Motor Products, Inc.	6	221
LGI Homes, Inc.*	5	215
First Watch Restaurant Group, Inc.*	14	211
Pursuit Attractions and Hospitality, Inc.*	6	202
Sun Country Airlines Holdings, Inc.*	14	201
American Axle & Manufacturing Holdings, Inc.*	31	199
Daktronics, Inc.*	10	198
BJ’s Restaurants, Inc.*	5	197
Douglas Dynamics, Inc.	6	196
Sweetgreen, Inc. — Class A*	28	189
Fox Factory Holding Corp.*	11	188
Build-A-Bear Workshop, Inc. — Class A	3	184
indie Semiconductor, Inc. — Class A*	52	184
AMC Entertainment Holdings, Inc. — Class A*	117	183
PC Connection, Inc.	3	173
Accel Entertainment, Inc.*	15	171
Gold.com, Inc.	5	170
Solid Power, Inc.*	39	166
Ermenegildo Zegna N.V.	16	164
Beazer Homes USA, Inc.*	8	162
Arhaus, Inc.*	14	157
Camping World Holdings, Inc. — Class A	16	156
ThredUp, Inc. — Class A*	24	153
Cracker Barrel Old Country Store, Inc.	6	152
Microvast Holdings, Inc.*	53	148
Lindblad Expeditions Holdings, Inc.*	10	144
Bloomin’ Brands, Inc.	23	142
Malibu Boats, Inc. — Class A*	5	141
Ethan Allen Interiors, Inc.	6	137
Dream Finders Homes, Inc. — Class A*	8	137
Oxford Industries, Inc.	4	137
Golden Entertainment, Inc.	5	136
Sabre Corp.*	98	133
Cooper-Standard Holdings, Inc.*	4	131
Dine Brands Global, Inc.	4	129
Nu Skin Enterprises, Inc. — Class A	13	125
Forestar Group, Inc.*	5	123
BlueLinx Holdings, Inc.*	2	123
MarineMax, Inc.*	5	121
Global Industrial Co.	4	117
Dave & Buster’s Entertainment, Inc.*	7	113
Rush Enterprises, Inc. — Class B	2	113
Miller Industries, Inc.	3	112
Caleres, Inc.	9	110
Frontier Group Holdings, Inc.*	23	108
Aeva Technologies, Inc.*	8	106
Kura Sushi USA, Inc. — Class A*	2	105
Zumiez, Inc.*	4	104
Titan International, Inc.*	13	102
EVgo, Inc.*	34	99
Clean Energy Fuels Corp.*	47	99
Hovnanian Enterprises, Inc. — Class A*	1	98
Arko Corp.	21	95
Wabash National Corp.	11	95
Jack in the Box, Inc.	5	95
Haverty Furniture Companies, Inc.	4	93
Savers Value Village, Inc.*	10	93
Marcus Corp.	6	93
Titan Machinery, Inc.*	6	90
Black Rock Coffee Bar, Inc. — Class A*	4	89
Denny’s Corp.*	14	87
Atlanta Braves Holdings, Inc. — Class A*	2	85
Krispy Kreme, Inc.	21	84
Shoe Carnival, Inc.	5	84
Movado Group, Inc.	4	83
Strattec Security Corp.*	1	76
MasterCraft Boat Holdings, Inc.*	4	76
Genesco, Inc.*	3	74
El Pollo Loco Holdings, Inc.*	7	73
Xperi, Inc.*	12	70
Hudson Technologies, Inc.*	10	68
Portillo’s, Inc. — Class A*	15	68
Designer Brands, Inc. — Class A	9	67
Holley, Inc.*	16	66
Inspired Entertainment, Inc.*	7	66
Webtoon Entertainment, Inc.*	5	65
Central Garden & Pet Co.*	2	64
Weyco Group, Inc.	2	61
Hyliion Holdings Corp.*	33	61
Falcon’s Beyond Global, Inc. — Class A*	4	60
Methode Electronics, Inc.	9	60

150 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Petco Health & Wellness Company, Inc.*	21	$59
Lovesac Co.*	4	59
Rocky Brands, Inc.	2	59
Xponential Fitness, Inc. — Class A*	7	58
Sleep Number Corp.*	6	51
America’s Car-Mart, Inc.*	2	51
RCI Hospitality Holdings, Inc.	2	48
Livewire Group, Inc.*	10	44
Johnson Outdoors, Inc. — Class A	1	42
Citi Trends, Inc.*	1	42
Escalade, Inc.	3	40
Flexsteel Industries, Inc.	1	39
Reservoir Media, Inc.*	5	38
Motorcar Parts of America, Inc.*	3	37
Barnes & Noble Education, Inc.*	4	37
Starz Entertainment Corp.*	3	35
JAKKS Pacific, Inc.	2	34
Bassett Furniture Industries, Inc.	2	34
Bally’s Corp.*	2	33
Hamilton Beach Brands Holding Co. — Class A	2	33
OneWater Marine, Inc. — Class A*	3	32
Funko, Inc. — Class A*	9	30
Superior Group of Companies, Inc.	3	29
J Jill, Inc.	2	27
Clarus Corp.	8	27
Envela Corp.*	2	27
EVI Industries, Inc.	1	25
Faraday Future Intelligent Electric, Inc.*	24	24
American Outdoor Brands, Inc.*	3	23
Virco Mfg. Corp.	3	19
Lakeland Industries, Inc.	2	18
Marine Products Corp.	2	18
Traeger, Inc.*	9	10
Torrid Holdings, Inc.*	6	6
Total Consumer, Cyclical		74,355

Technology - 2.5%
IonQ, Inc.*	89	3,993
Rambus, Inc.*	28	2,573
D-Wave Quantum, Inc.*	88	2,301
SiTime Corp.*	6	2,119
Rigetti Computing, Inc.*	84	1,861
Clearwater Analytics Holdings, Inc. — Class A*	73	1,761
Semtech Corp.*	23	1,695
CommVault Systems, Inc.*	12	1,504
Qualys, Inc.*	10	1,329
Maximus, Inc.	15	1,295
ACI Worldwide, Inc.*	27	1,291
Planet Labs PBC*	62	1,223
Impinj, Inc.*	7	1,218
Silicon Laboratories, Inc.*	9	1,176
Workiva, Inc.*	13	1,121
FormFactor, Inc.*	20	1,116
Box, Inc. — Class A*	37	1,107
Zeta Global Holdings Corp. — Class A*	49	997
SoundHound AI, Inc. — Class A*	99	987
Varonis Systems, Inc.*	30	984
Waystar Holding Corp.*	29	950
SPS Commerce, Inc.*	10	891
Alignment Healthcare, Inc.*	44	869
DigitalOcean Holdings, Inc.*	18	866
Agilysys, Inc.*	7	832
Clear Secure, Inc. — Class A	23	807
Ambarella, Inc.*	11	779
BlackLine, Inc.*	14	774
Braze, Inc. — Class A*	22	754
Tenable Holdings, Inc.*	32	753
Synaptics, Inc.*	10	740
NCR Atleos Corp.*	19	724
Intapp, Inc.*	15	687
Freshworks, Inc. — Class A*	54	661
Insight Enterprises, Inc.*	8	652
Axcelis Technologies, Inc.*	8	643
Genius Sports Ltd.*	58	639
Blackbaud, Inc.*	10	633
BigBear.ai Holdings, Inc.*	114	616
Kulicke & Soffa Industries, Inc.	13	592
Diodes, Inc.*	12	592
Quantum Computing, Inc.*	53	544
AvePoint, Inc.*	39	542
CSG Systems International, Inc.	7	537
Power Integrations, Inc.	15	533
ASGN, Inc.*	11	530
NetScout Systems, Inc.*	19	514
ACM Research, Inc. — Class A*	13	513
Adeia, Inc.	29	500
LiveRamp Holdings, Inc.*	17	499
Photronics, Inc.*	15	480
Progress Software Corp.*	11	473
C3.ai, Inc. — Class A*	33	445
Pitney Bowes, Inc.	42	444
Digi International, Inc.*	10	433
Veeco Instruments, Inc.*	15	429
Alkami Technology, Inc.*	18	415
Innodata, Inc.*	8	408
Diebold Nixdorf, Inc.*	6	407
Five9, Inc.*	20	401
PAR Technology Corp.*	11	399
MaxLinear, Inc. — Class A*	22	383
NextNav, Inc.*	23	383
NCR Voyix Corp.*	37	377
Fastly, Inc. — Class A*	37	377
ACV Auctions, Inc. — Class A*	45	361
Appian Corp. — Class A*	10	354
Vertex, Inc. — Class A*	17	339
V2X, Inc.*	6	327
Donnelley Financial Solutions, Inc.*	7	327
Life360, Inc.*	5	321
Asana, Inc. — Class A*	23	315
Ultra Clean Holdings, Inc.*	12	304
Ouster, Inc.*	14	303

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 151

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
PagerDuty, Inc.*	23	$302
Navitas Semiconductor Corp.*	42	300
Cohu, Inc.*	12	279
Penguin Solutions, Inc.*	14	274
Schrodinger Incorporated/United States*	15	268
Amplitude, Inc. — Class A*	23	266
Rapid7, Inc.*	17	258
PDF Solutions, Inc.*	9	257
Phreesia, Inc.*	15	254
Pagaya Technologies Ltd. — Class A*	12	251
GigaCloud Technology, Inc. — Class A*	6	236
Jamf Holding Corp.*	18	234
Yext, Inc.*	27	218
Porch Group, Inc.*	21	192
Red Violet, Inc.	3	171
Navan, Inc. — Class A*	10	171
Blend Labs, Inc. — Class A*	56	170
Nutex Health, Inc.*	1	165
Grid Dynamics Holdings, Inc.*	18	163
Aehr Test Systems*	8	162
Sprout Social, Inc. — Class A*	14	158
I3 Verticals, Inc. — Class A*	6	151
Cantaloupe, Inc.*	14	149
HeartFlow, Inc.*	5	146
SEMrush Holdings, Inc. — Class A*	12	143
N-able, Inc.*	19	142
Alpha & Omega Semiconductor Ltd.*	7	139
Digital Turbine, Inc.*	27	135
CEVA, Inc.*	6	129
OneSpan, Inc.	10	128
SkyWater Technology, Inc.*	7	127
Mitek Systems, Inc.*	12	127
Arteris, Inc.*	8	124
Evolent Health, Inc. — Class A*	31	124
Weave Communications, Inc.*	16	121
Talkspace, Inc.*	33	120
Cerence, Inc.*	11	118
Vishay Precision Group, Inc.*	3	115
IBEX Holdings Ltd.*	3	115
Consensus Cloud Solutions, Inc.*	5	109
Bandwidth, Inc. — Class A*	7	108
Climb Global Solutions, Inc.	1	103
Rezolve AI plc*	39	100
McGraw Hill, Inc.*	6	99
PubMatic, Inc. — Class A*	11	98
Ibotta, Inc. — Class A*	4	91
Via Transportation, Inc. — Class A*	3	87
Claritev Corp.*	2	85
ON24, Inc.*	10	80
Conduent, Inc.*	40	77
Domo, Inc. — Class B*	9	76
Xerox Holdings Corp.	32	76
Commerce.com, Inc.*	18	74
Simulations Plus, Inc.*	4	73
Telos Corp.*	14	71
Corsair Gaming, Inc.*	12	71
8x8, Inc.*	35	69
TruBridge, Inc.*	3	66
Asure Software, Inc.*	7	66
Vuzix Corp.*	17	64
3D Systems Corp.*	35	62
VTEX — Class A*	16	60
Cricut, Inc. — Class A	12	59
Playtika Holding Corp.	15	59
Immersion Corp.	8	54
Aeluma, Inc.*	3	52
eGain Corp.*	5	51
Rimini Street, Inc.*	13	51
Unisys Corp.*	18	50
EverCommerce, Inc.*	4	48
Viant Technology, Inc. — Class A*	4	48
Whitefiber, Inc.*	3	47
CS Disco, Inc.*	6	47
Health Catalyst, Inc.*	18	43
Blaize Holdings, Inc.*	20	39
ReposiTrak, Inc.	3	37
Kaltura, Inc.*	22	36
Richardson Electronics Ltd.	3	33
Omada Health, Inc.*	2	32
Ambiq Micro, Inc.*	1	28
Digimarc Corp.*	4	26
Definitive Healthcare Corp.*	9	26
Synchronoss Technologies, Inc.*	3	26
CSP, Inc.	2	25
Expensify, Inc. — Class A*	16	24
Rackspace Technology, Inc.*	22	21
WM Technology, Inc.*	23	19
TTEC Holdings, Inc.*	5	18
Atomera, Inc.*	8	18
Playstudios, Inc.*	24	16
Airship AI Holdings, Inc.*	5	14
Skillsoft Corp.*	1	9
Silvaco Group, Inc.*	2	8
Teads Holding Co.*	10	7
Golden Matrix Group, Inc.*	4	3
Zspace, Inc.*	1	—
Total Technology		71,063

Communications - 1.4%
Credo Technology Group Holding Ltd.*	40	5,756
EchoStar Corp. — Class A*	36	3,913
InterDigital, Inc.	7	2,229
Lumen Technologies, Inc.*	250	1,942
Hims & Hers Health, Inc.*	54	1,753
Applied Digital Corp.*	62	1,520
Q2 Holdings, Inc.*	16	1,155
Viasat, Inc.*	32	1,103
Telephone & Data Systems, Inc.	26	1,066
Viavi Solutions, Inc.*	59	1,051
CommScope Holding Company, Inc.*	57	1,033
Calix, Inc.*	16	847
Cargurus, Inc.*	22	844
TEGNA, Inc.	43	835

152 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Globalstar, Inc.*	13	$793
DigitalBridge Group, Inc.	46	706
Sphere Entertainment Co.*	7	666
Upwork, Inc.*	33	654
ePlus, Inc.	7	614
Magnite, Inc.*	37	600
Extreme Networks, Inc.*	35	583
Yelp, Inc. — Class A*	16	486
TripAdvisor, Inc.*	31	451
RealReal, Inc.*	25	394
Ziff Davis, Inc.*	11	387
A10 Networks, Inc.	19	336
Revolve Group, Inc.*	11	332
Uniti Group, Inc.*	44	308
Harmonic, Inc.*	30	297
Figs, Inc. — Class A*	24	273
Cogent Communications Holdings, Inc.	12	259
Liberty Latin America Ltd. — Class C*	34	254
Sprinklr, Inc. — Class A*	30	233
fuboTV, Inc. — Class A*	89	224
QuinStreet, Inc.*	15	216
Preformed Line Products Co.	1	207
IDT Corp. — Class B	4	205
USA TODAY Company, Inc.*	38	196
EverQuote, Inc. — Class A*	7	189
Cars.com, Inc.*	15	183
Liquidity Services, Inc.*	6	182
Rumble, Inc.*	28	177
Powerfleet Incorporated NJ*	33	175
ADTRAN Holdings, Inc.*	20	174
NETGEAR, Inc.*	7	172
Serve Robotics, Inc.*	16	166
Shenandoah Telecommunications Co.	14	162
HealthStream, Inc.	7	161
Sinclair, Inc.	10	153
Stitch Fix, Inc. — Class A*	29	152
Stagwell, Inc.*	31	152
BlackSky Technology, Inc.*	8	150
Scholastic Corp.	5	148
iHeartMedia, Inc. — Class A*	32	133
Groupon, Inc.*	7	123
Grindr, Inc.*	9	122
Nextdoor Holdings, Inc.*	56	118
MediaAlpha, Inc. — Class A*	9	116
Angi, Inc.*	9	116
Gray Media, Inc.	24	116
Optimum Communications, Inc. — Class A*	70	115
Shutterstock, Inc.	6	115
Cable One, Inc.	1	113
Frequency Electronics, Inc.*	2	108
Newsmax, Inc.*	12	93
Eventbrite, Inc. — Class A*	20	89
Clearfield, Inc.*	3	87
AMC Networks, Inc. — Class A*	9	86
Gogo, Inc.*	18	84
Ooma, Inc.*	7	82
Bed Bath & Beyond, Inc.*	15	82
BK Technologies Corp.*	1	75
Boston Omaha Corp. — Class A*	6	74
Ribbon Communications, Inc.*	25	72
ZipRecruiter, Inc. — Class A*	18	70
ATN International, Inc.	3	68
EW Scripps Co. — Class A*	17	68
Bumble, Inc. — Class A*	19	68
National CineMedia, Inc.	17	66
Spok Holdings, Inc.	5	66
Anterix, Inc.*	3	65
Nexxen International Ltd.*	10	65
Backblaze, Inc. — Class A*	14	65
Aviat Networks, Inc.*	3	64
Thryv Holdings, Inc.*	10	60
Liberty Latin America Ltd. — Class A*	8	59
Entravision Communications Corp. — Class A	17	50
OptimizeRx Corp.*	4	49
Tucows, Inc. — Class A*	2	45
Lands’ End, Inc.*	3	44
Open Lending Corp. — Class A*	27	42
Getty Images Holdings, Inc.*	29	39
TechTarget, Inc.*	7	38
CuriosityStream, Inc.	9	34
LifeMD, Inc.*	10	34
Satellogic, Inc. — Class A*	18	34
Inseego Corp.*	3	31
Phoenix Education Partners, Inc.*	1	30
Crexendo, Inc.*	4	26
1-800-Flowers.com, Inc. — Class A*	6	24
Advantage Solutions, Inc.*	25	22
Gambling.com Group Ltd.*	4	22
AudioEye, Inc.*	2	20
Gaia, Inc.*	5	18
Nerdy, Inc.*	16	17
BARK, Inc.*	25	15
Travelzoo*	2	14
Arena Group Holdings, Inc.*	3	12
Triller Group, Inc.*	27	1
Total Communications		40,781

Energy - 1.3%
Nextpower, Inc. — Class A*	38	3,310
CNX Resources Corp.*	34	1,250
Warrior Met Coal, Inc.	14	1,234
Core Natural Resources, Inc.	13	1,151
Archrock, Inc.	44	1,145
Murphy Oil Corp.	36	1,125
Sunrun, Inc.*	59	1,086
Magnolia Oil & Gas Corp. — Class A	47	1,029
Transocean Ltd.*	244	1,008
Peabody Energy Corp.	32	950
Noble Corporation plc	33	932
Eos Energy Enterprises, Inc.*	81	928
California Resources Corp.	19	849

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 153

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Gulfport Energy Corp.*	4	$832
Kodiak Gas Services, Inc.	22	823
Valaris Ltd.*	16	806
Liberty Energy, Inc. — Class A	42	775
Helmerich & Payne, Inc.	26	746
Tidewater, Inc.*	13	657
DNOW, Inc.*	48	636
Oceaneering International, Inc.*	25	601
Alpha Metallurgical Resources, Inc.*	3	600
PBF Energy, Inc. — Class A	22	597
Seadrill Ltd.*	17	588
Patterson-UTI Energy, Inc.	94	574
Plug Power, Inc.*	291	573
SM Energy Co.	30	561
Northern Oil & Gas, Inc.	25	537
Crescent Energy Co. — Class A	63	529
Solaris Energy Infrastructure, Inc. — Class A	11	506
Delek US Holdings, Inc.	16	475
Comstock Resources, Inc.*	20	464
Par Pacific Holdings, Inc.*	13	457
Kinetik Holdings, Inc. — Class A	12	433
Shoals Technologies Group, Inc. — Class A*	45	383
Array Technologies, Inc.*	41	378
Talos Energy, Inc.*	32	353
Fluence Energy, Inc.*	17	336
TETRA Technologies, Inc.*	34	319
Expro Group Holdings N.V.*	23	307
Borr Drilling Ltd.*	70	282
Select Water Solutions, Inc. — Class A	25	263
REX American Resources Corp.*	8	259
Bristow Group, Inc.*	7	256
National Energy Services Reunited Corp.*	16	250
Helix Energy Solutions Group, Inc.*	37	232
Innovex International, Inc.*	10	219
Diversified Energy Co.	15	217
Nabors Industries Ltd.*	4	217
ProPetro Holding Corp.*	22	209
Core Laboratories, Inc.	13	208
CVR Energy, Inc.*	8	204
T1 Energy, Inc.*	30	200
Ramaco Resources, Inc. — Class A*	11	198
Atlas Energy Solutions, Inc.	21	198
NextDecade Corp.*	36	190
Sable Offshore Corp.*	20	180
Excelerate Energy, Inc. — Class A	6	168
Green Plains, Inc.*	17	167
SunCoke Energy, Inc.	23	166
BKV Corp.*	6	163
Vitesse Energy, Inc.	8	154
Hallador Energy Co.*	8	152
SandRidge Energy, Inc.	10	144
RPC, Inc.	24	130
Gevo, Inc.*	62	124
Kosmos Energy Ltd.*	126	114
Forum Energy Technologies, Inc.*	3	111
Oil States International, Inc.*	16	108
ASP Isotopes, Inc.*	20	107
Riley Exploration Permian, Inc.	4	106
VAALCO Energy, Inc.	28	102
Natural Gas Services Group, Inc.	3	101
Flowco Holdings, Inc. — Class A	5	94
Matrix Service Co.*	7	82
Summit Midstream Corp.*	3	80
Granite Ridge Resources, Inc.	15	71
Ranger Energy Services, Inc. — Class A	5	70
Flotek Industries, Inc.*	4	69
Infinity Natural Resources, Inc. — Class A*	4	59
New Fortress Energy, Inc.*	45	51
NACCO Industries, Inc. — Class A	1	49
W&T Offshore, Inc.	26	42
SEACOR Marine Holdings, Inc.*	6	36
Kolibri Global Energy, Inc.*	9	35
DMC Global, Inc.*	5	33
Montauk Renewables, Inc.*	18	30
Evolution Petroleum Corp.	8	28
SunPower, Inc.*	16	25
HighPeak Energy, Inc.	5	24
Epsilon Energy Ltd.	5	23
FutureFuel Corp.	7	22
OPAL Fuels, Inc. — Class A*	6	14
Empire Petroleum Corp.*	4	12
ProFrac Holding Corp. — Class A*	3	12
Mammoth Energy Services, Inc.*	6	11
Prairie Operating Co.*	6	10
NextNRG, Inc.*	5	7
Verde Clean Fuels, Inc.*	1	2
Total Energy		37,733

Basic Materials - 1.0%
Hecla Mining Co.	167	3,205
Coeur Mining, Inc.*	168	2,995
Commercial Metals Co.	29	2,007
Uranium Energy Corp.*	125	1,460
Balchem Corp.	9	1,380
SSR Mining, Inc.*	54	1,184
Sensient Technologies Corp.	11	1,033
Perimeter Solutions, Inc.*	37	1,019
Centrus Energy Corp. — Class A*	4	971
Cabot Corp.	14	928
Energy Fuels, Inc.*	60	872
HB Fuller Co.	14	832
Novagold Resources, Inc.*	81	755
Hawkins, Inc.	5	710
Constellium SE*	36	679
Ingevity Corp.*	10	592
Quaker Chemical Corp.	4	549
Century Aluminum Co.*	14	549
Innospec, Inc.	7	536
Perpetua Resources Corp.*	22	533
Minerals Technologies, Inc.	8	488
Chemours Co.	40	472
Kaiser Aluminum Corp.	4	459

154 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value
Rogers Corp.*	5	$458
Ivanhoe Electric Incorporated / US*	28	447
Sylvamo Corp.	9	434
United States Lime & Minerals, Inc.	3	359
Calumet, Inc.*	18	358
Stepan Co.	6	284
Ecovyst, Inc.*	29	282
USA Rare Earth, Inc.*	23	274
Compass Minerals International, Inc.*	9	177
Mativ Holdings, Inc.	14	170
Ferroglobe plc	32	148
NioCorp Developments Ltd.*	28	148
Oil-Dri Corporation of America	3	147
Magnera Corp.*	9	136
Koppers Holdings, Inc.	5	135
Tronox Holdings plc — Class A	32	133
Dakota Gold Corp.*	23	131
US Antimony Corp.*	25	126
Encore Energy Corp.*	50	124
AdvanSix, Inc.	7	121
Idaho Strategic Resources, Inc.*	3	121
Caledonia Mining Corporation plc	4	105
Rayonier Advanced Materials, Inc.*	17	100
Intrepid Potash, Inc.*	3	83
Orion S.A.	15	79
American Battery Technology Co.*	22	73
Critical Metals Corp.*	9	62
US Gold Corp.*	3	58
Contango ORE, Inc.*	2	53
Vox Royalty Corp.	11	52
Friedman Industries, Inc.	2	41
Codexis, Inc.*	22	36
Lifezone Metals Ltd.*	7	30
American Vanguard Corp.*	7	27
Kronos Worldwide, Inc.	6	27
Valhi, Inc.	1	12
Trinseo plc	9	5
Total Basic Materials		29,764

Utilities - 0.8%
Oklo, Inc.*	29	2,081
Ormat Technologies, Inc.	16	1,767
TXNM Energy, Inc.	26	1,531
Brookfield Infrastructure Corp. — Class A	32	1,453
Portland General Electric Co.	30	1,440
Southwest Gas Holdings, Inc.	17	1,360
Black Hills Corp.	19	1,319
New Jersey Resources Corp.	27	1,245
Spire, Inc.	15	1,240
ONE Gas, Inc.	16	1,236
Northwestern Energy Group, Inc.	16	1,033
Avista Corp.	21	809
Otter Tail Corp.	10	808
MGE Energy, Inc.	10	784
Chesapeake Utilities Corp.	6	749
American States Water Co.	10	725
California Water Service Group	16	693
Hawaiian Electric Industries, Inc.*	47	578
Northwest Natural Holding Co.	11	514
H2O America	9	441
Ameresco, Inc. — Class A*	9	264
Middlesex Water Co.	5	252
Unitil Corp.	4	194
Consolidated Water Company Ltd.	4	141
York Water Co.	4	128
Genie Energy Ltd. — Class B	6	83
RGC Resources, Inc.	2	43
Global Water Resources, Inc.	3	25
Total Utilities		22,936

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	7	312

Total Common Stocks
(Cost $617,482)		761,516

WARRANTS† - 0.0%
Bed Bath & Beyond Inc
Expiring 10/07/26*	1	—
Total Warrants
(Cost $—)		—

RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics Inc.	69	—
Sanofi SA	15	—
Novo Nordisk A/S	19	—
Tobira Therapeutics, Inc.†††	8	—
Novartis AG†††	35	—
Total Consumer, Non-cyclical		—

Communications - 0.0%
E.W. Scripps Co.	17	—
Total Rights
(Cost $84)		—

EXCHANGE-TRADED FUNDS***,† - 32.2%
Vanguard Russell 2000 ETF*	4,679	465,654
iShares Russell 2000 Index ETF	1,889	464,996
Total Exchange-Traded Funds
(Cost $827,474)		930,650

MUTUAL FUNDS† - 12.0%
Guggenheim Strategy Fund II1	7,026	174,304
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	17,110	172,469
Total Mutual Funds
(Cost $341,275)		346,773

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 155

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 4.0%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$67,000	$66,867
3.51% due 03/19/26[3,4]	50,000	49,628
Total U.S. Treasury Bills
(Cost $116,480)		116,495

REPURCHASE AGREEMENTS††,5 - 18.5%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	266,871	266,871
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	266,871	266,871
Total Repurchase Agreements
(Cost $533,742)		533,742

Total Investments - 93.0%
(Cost $2,436,537)		$2,689,176
Other Assets & Liabilities, net - 7.0%		200,950
Total Net Assets - 100.0%		$2,890,126

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	7	Mar 2026	$874,510	$(26,507)

Total Return Swap Agreements
Counterparty	Index	Type[6]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	4.46% (SOFR + 0.75%)	At Maturity	01/22/26	285	$707,856	$32,030
BNP Paribas	Russell 2000 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	220	546,690	29,520
Goldman Sachs International	Russell 2000 Index	Pay	4.34% (Federal Funds Rate + 0.70%)	At Maturity	01/21/26	208	516,078	14,561
							$1,770,624	$76,111

156 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$761,516		$—	$—	*	$761,516
Warrants	—	*	—	—		—
Rights	—	*	—	—	*	—
Exchange-Traded Funds	930,650		—	—		930,650
Mutual Funds	346,773		—	—		346,773
U.S. Treasury Bills	—		116,495	—		116,495
Repurchase Agreements	—		533,742	—		533,742
Equity Index Swap Agreements**	—		76,111	—		76,111
Total Assets	$2,038,939		$726,348	$—		$2,765,287

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$26,507	$—	$—	$26,507

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 157

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
RUSSELL 2000® 1.5x STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$244,585	$—	$(70,000)	$310	$(591)	$174,304	7,026	$11,208
Guggenheim Ultra Short Duration Fund — Institutional Class	380,753	—	(210,000)	4,172	(2,456)	172,469	17,110	11,112
	$625,338	$—	$(280,000)	$4,482	$(3,047)	$346,773		$22,320

158 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,561,520)	$1,808,661
Investments in affiliated issuers, at value (cost $341,275)	346,773
Repurchase agreements, at value (cost $533,742)	533,742
Cash	73
Segregated cash with broker	85,988
Unrealized appreciation on OTC swap agreements	76,111
Receivables:
Fund shares sold	94,246
Dividends	2,069
Interest	57
Total assets	2,947,720

Liabilities:
Payable for:
Fund shares redeemed	35,010
Variation margin on futures contracts	6,685
Transfer agent fees	2,205
Management fees	2,190
Swap settlement	1,801
Investor service fees	618
Portfolio accounting and administration fees	136
Trustees’ fees*	27
Miscellaneous	8,922
Total liabilities	57,594
Net assets	$2,890,126

Net assets consist of:
Paid in capital	$3,783,832
Total distributable earnings (loss)	(893,706)
Net assets	$2,890,126
Capital shares outstanding	34,168
Net asset value per share	$84.59

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $22)	$19,291
Dividends from securities of affiliated issuers	22,320
Interest	25,330
Income from securities lending, net	451
Total investment income	67,392

Expenses:
Management fees	24,525
Investor service fees	6,812
Transfer agent fees	7,644
Professional fees	6,055
Portfolio accounting and administration fees	4,224
Custodian fees	426
Trustees’ fees*	383
Line of credit fees	3
Miscellaneous	2,360
Total expenses	52,432
Less:
Expenses reimbursed by Adviser	(2,725)
Expenses waived by Adviser	(635)
Total waived/reimbursed expenses	(3,360)
Net expenses	49,072
Net investment income	18,320

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,989
Investments in affiliated issuers	4,482
Swap agreements	(150,719)
Futures contracts	47,723
Net realized loss	(93,525)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	146,369
Investments in affiliated issuers	(3,047)
Swap agreements	95,689
Futures contracts	11,723
Net change in unrealized appreciation (depreciation)	250,734
Net realized and unrealized loss	157,209
Net increase in net assets resulting from operations	$175,529

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 159

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,320	$39,608
Net realized gain (loss) on investments	(93,525)	99,091
Net change in unrealized appreciation (depreciation) on investments	250,734	24,228
Net increase in net assets resulting from operations	175,529	162,927

Distributions to shareholders	(43,942)	(42,928)

Capital share transactions:
Proceeds from sale of shares	3,460,089	6,228,214
Distributions reinvested	43,942	42,928
Cost of shares redeemed	(3,914,857)	(7,518,471)
Net decrease from capital share transactions	(410,826)	(1,247,329)
Net decrease in net assets	(279,239)	(1,127,330)

Net assets:
Beginning of year	3,169,365	4,296,695
End of year	$2,890,126	$3,169,365

Capital share activity:
Shares sold	45,028	83,141
Shares issued from reinvestment of distributions	590	561
Shares redeemed	(52,832)	(103,909)
Net decrease in shares	(7,214)	(20,207)

160 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$76.59	$69.76	$58.25	$87.53	$89.86
Income (loss) from investment operations:
Net investment income (loss)[a]	.51	.85	.75	(.11)	(.96)
Net gain (loss) on investments (realized and unrealized)	8.86	6.80	10.76	(29.17)	18.02
Total from investment operations	9.37	7.65	11.51	(29.28)	17.06
Less distributions from:
Net investment income	(1.37)	(.82)	—	—	(.07)
Net realized gains	—	—	—	—	(19.32)
Total distributions	(1.37)	(.82)	—	—	(19.39)
Net asset value, end of period	$84.59	$76.59	$69.76	$58.25	$87.53

Total Return[b]	12.47%	10.95%	19.76%	(33.45%)	19.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,890	$3,169	$4,297	$3,364	$7,985
Ratios to average net assets:
Net investment income (loss)	0.67%	1.17%	1.22%	(0.17%)	(0.96%)
Total expenses[c]	1.92%	1.87%	1.91%	1.87%	1.79%
Net expenses[d]	1.80%	1.74%	1.81%	1.79%	1.71%
Portfolio turnover rate	5%	7%	5%	88%	99%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 161

SCHEDULE OF INVESTMENTS	December 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
RIGHTS††† - 0.0%

Consumer, Non-cyclical - 0.0%
Tobira Therapeutics, Inc.*	7	$—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS***,† - 7.0%
Vanguard Russell 2000 ETF*	2,308	229,692
iShares Russell 2000 Index ETF	932	229,421
Total Exchange-Traded Funds
(Cost $408,358)		459,113

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.2%
Freddie Mac
3.58% due 01/20/26[1]	$700,000	698,679
Fannie Mae
3.55% due 01/16/26[1]	500,000	499,261
Total Federal Agency Discount Notes
(Cost $1,197,940)		1,197,940

U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	86,000	85,830
Total U.S. Treasury Bills
(Cost $85,819)		85,830

REPURCHASE AGREEMENTS††,3 - 54.2%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,787,778	1,787,778
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,787,777	1,787,777
Total Repurchase Agreements
(Cost $3,575,555)		3,575,555

Total Investments - 80.7%
(Cost $5,267,672)		$5,318,438
Other Assets & Liabilities, net - 19.3%		1,275,671
Total Net Assets - 100.0%		$6,594,109

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	31	Mar 2026	$3,872,830	$(40,149)

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
BNP Paribas	Russell 2000 Index	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	509	$1,264,262	$46,656
Goldman Sachs International	Russell 2000 Index	Pay	4.34% (Federal Funds Rate + 0.70%)	At Maturity	01/21/26	2,012	4,993,518	19,696
Barclays Bank plc	Russell 2000 Index	Pay	4.46% (SOFR + 0.75%)	At Maturity	01/22/26	1,047	2,598,698	(18,093)
							$8,856,478	$48,259

162 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Rights	$—	$—	$—	*	$—
Exchange-Traded Funds	459,113	—	—		459,113
Federal Agency Discount Notes	—	1,197,940	—		1,197,940
U.S. Treasury Bills	—	85,830	—		85,830
Repurchase Agreements	—	3,575,555	—		3,575,555
Equity Index Swap Agreements**	—	66,352	—		66,352
Total Assets	$459,113	$4,925,677	$—		$5,384,790

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$40,149	$—	$—	$40,149
Equity Index Swap Agreements**	—	18,093	—	18,093
Total Liabilities	$40,149	$18,093	$—	$58,242

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 163

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,692,117)	$1,742,883
Repurchase agreements, at value (cost $3,575,555)	3,575,555
Segregated cash with broker	1,373,439
Unrealized appreciation on OTC swap agreements	66,352
Receivables:
Swap settlement	53,186
Interest	379
Total assets	6,811,794

Liabilities:
Segregated cash due to broker	140,000
Unrealized depreciation on OTC swap agreements	18,093
Payable for:
Variation margin on futures contracts	29,605
Transfer agent fees	4,293
Management fees	3,235
Investor service fees	899
Fund shares redeemed	271
Portfolio accounting and administration fees	198
Trustees’ fees*	62
Miscellaneous	21,029
Total liabilities	217,685
Net assets	$6,594,109

Net assets consist of:
Paid in capital	$10,894,128
Total distributable earnings (loss)	(4,300,019)
Net assets	$6,594,109
Capital shares outstanding	38,582
Net asset value per share	$170.91

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$5,250
Interest	235,478
Income from securities lending, net	105
Total investment income	240,833

Expenses:
Management fees	48,736
Transfer agent fees	18,635
Investor service fees	13,538
Portfolio accounting and administration fees	8,393
Professional fees	8,096
Printing expenses	3,208
Interest expense	2,957
Trustees’ fees*	1,365
Custodian fees	888
Line of credit fees	36
Miscellaneous	1,107
Total expenses	106,959
Less:
Expenses reimbursed by Adviser	(5,415)
Net expenses	101,544
Net investment income	139,289

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	223
Swap agreements	(2,830,772)
Futures contracts	(404,479)
Net realized loss	(3,235,028)
Net change in unrealized appreciation (depreciation) on:
Investments	46,450
Swap agreements	685,931
Futures contracts	86,841
Net change in unrealized appreciation (depreciation)	819,222
Net realized and unrealized loss	(2,415,806)
Net decrease in net assets resulting from operations	$(2,276,517)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

164 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$139,289	$342,757
Net realized loss on investments	(3,235,028)	(1,258,942)
Net change in unrealized appreciation (depreciation) on investments	819,222	(964,072)
Net decrease in net assets resulting from operations	(2,276,517)	(1,880,257)

Distributions to shareholders	(342,757)	(312,091)

Capital share transactions:
Proceeds from sale of shares	37,777,102	129,503,893
Distributions reinvested	342,757	312,091
Cost of shares redeemed	(41,323,613)	(127,199,259)
Net increase (decrease) from capital share transactions	(3,203,754)	2,616,725
Net increase (decrease) in net assets	(5,823,028)	424,377

Net assets:
Beginning of year	12,417,137	11,992,760
End of year	$6,594,109	$12,417,137

Capital share activity:
Shares sold	243,715	838,048
Shares issued from reinvestment of distributions	2,345	1,899
Shares redeemed	(284,482)	(843,309)
Net decrease in shares	(38,422)	(3,362)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 165

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$161.25	$149.23	$122.48	$214.85	$273.59
Income (loss) from investment operations:
Net investment income (loss)[a]	3.96	5.33	3.71	.58	(3.44)
Net gain (loss) on investments (realized and unrealized)	14.09 [e]	8.96 [e]	23.17	(92.95)	72.57
Total from investment operations	18.05	14.29	26.88	(92.37)	69.13
Less distributions from:
Net investment income	(8.39)	(.91)	(.13)	—	—
Net realized gains	—	(1.36)	—	—	(127.87)
Total distributions	(8.39)	(2.27)	(.13)	—	(127.87)
Net asset value, end of period	$170.91	$161.25	$149.23	$122.48	$214.85

Total Return[b]	12.07%	9.55%	22.00%	(42.99%)	25.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,594	$12,417	$11,993	$1,024	$2,521
Ratios to average net assets:
Net investment income (loss)	2.57%	3.34%	2.83%	0.40%	(1.23%)
Total expenses[c]	1.98%	1.97%	2.11%	1.88%	1.80%
Net expenses[d]	1.88%	1.87%	2.04%	1.83%	1.74%
Portfolio turnover rate	—	—	—	598%	701%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

166 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 46.9%
Guggenheim Strategy Fund II1	1,970	$48,886
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	4,778	48,165
Total Mutual Funds
(Cost $94,369)		97,051

	Face Amount
FEDERAL AGENCY NOTES†† - 19.3%
Federal Home Loan Bank
3.86% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	$40,000	40,000
Total Federal Agency Notes
(Cost $40,000)		40,000

REPURCHASE AGREEMENTS††,2 - 40.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	41,734	41,734
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	41,734	41,734
Total Repurchase Agreements
(Cost $83,468)		83,468

Total Investments - 106.5%
(Cost $217,837)		$220,519
Other Assets & Liabilities, net - (6.5)%		(13,393)
Total Net Assets - 100.0%		$207,126

Total Return Swap Agreements
Counterparty	Index	Type[3]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	4.06% (SOFR + 0.35%)	At Maturity	01/22/26	19	$47,397	$1,328
Goldman Sachs International	Russell 2000 Index	Receive	4.09% (Federal Funds Rate + 0.45%)	At Maturity	01/21/26	39	97,027	(2,680)
BNP Paribas	Russell 2000 Index	Receive	3.79% (Federal Funds Rate + 0.15%)	At Maturity	01/22/26	26	64,404	(3,478)
							$208,828	$(4,830)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Repurchase Agreements — See Note 6.
[3]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 167

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$97,051	$—	$—	$97,051
Federal Agency Notes	—	40,000	—	40,000
Repurchase Agreements	—	83,468	—	83,468
Equity Index Swap Agreements**	—	1,328	—	1,328
Total Assets	$97,051	$124,796	$—	$221,847

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,158	$—	$6,158

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$63,983	$—	$(15,000)	$401	$(498)	$48,886	1,970	$3,364
Guggenheim Ultra Short Duration Fund — Institutional Class	67,691	—	(20,000)	551	(77)	48,165	4,778	2,964
	$131,674	$—	$(35,000)	$952	$(575)	$97,051		$6,328

168 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $40,000)	$40,000
Investments in affiliated issuers, at value (cost $94,369)	97,051
Repurchase agreements, at value (cost $83,468)	83,468
Segregated cash with broker	19,865
Unrealized appreciation on OTC swap agreements	1,328
Receivables:
Fund shares sold	4,422
Dividends	511
Interest	421
Total assets	247,066

Liabilities:
Unrealized depreciation on OTC swap agreements	6,158
Payable for:
Swap settlement	30,255
Professional fees	1,061
Transfer agent fees	474
Management fees	429
Investor service fees	123
Fund shares redeemed	121
Portfolio accounting and administration fees	27
Trustees’ fees*	7
Miscellaneous	1,285
Total liabilities	39,940
Net assets	$207,126

Net assets consist of:
Paid in capital	$8,846,678
Total distributable earnings (loss)	(8,639,552)
Net assets	$207,126
Capital shares outstanding	1,732
Net asset value per share	$119.59

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$6,328
Interest	23,122
Total investment income	29,450

Expenses:
Management fees	5,998
Investor service fees	1,666
Transfer agent fees	2,031
Professional fees	1,566
Portfolio accounting and administration fees	1,033
Custodian fees	149
Trustees’ fees*	121
Miscellaneous	312
Total expenses	12,876
Less:
Expenses reimbursed by Adviser	(666)
Expenses waived by Adviser	(170)
Total waived/reimbursed expenses	(836)
Net expenses	12,040
Net investment income	17,410

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5
Investments in affiliated issuers	952
Swap agreements	(187,915)
Net realized loss	(186,958)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(22)
Investments in affiliated issuers	(575)
Swap agreements	(8,443)
Net change in unrealized appreciation (depreciation)	(9,040)
Net realized and unrealized loss	(195,998)
Net decrease in net assets resulting from operations	$(178,588)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 169

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$17,410	$25,607
Net realized loss on investments	(186,958)	(101,513)
Net change in unrealized appreciation (depreciation) on investments	(9,040)	12,315
Net decrease in net assets resulting from operations	(178,588)	(63,591)

Distributions to shareholders	(25,607)	(37,982)

Capital share transactions:
Proceeds from sale of shares	5,483,606	7,481,280
Distributions reinvested	25,607	37,982
Cost of shares redeemed	(5,828,741)	(7,328,509)
Net increase (decrease) from capital share transactions	(319,528)	190,753
Net increase (decrease) in net assets	(523,723)	89,180

Net assets:
Beginning of year	730,849	641,669
End of year	$207,126	$730,849

Capital share activity*:
Shares sold	38,135	50,958
Shares issued from reinvestment of distributions	196	278
Shares redeemed	(41,954)	(49,971)
Net increase (decrease) in shares	(3,623)	1,265

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

170 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[f]	Year Ended December 31, 2024[f]	Year Ended December 31, 2023[f]	Year Ended December 31, 2022[f]	Year Ended December 31, 2021[f]
Per Share Data
Net asset value, beginning of period	$136.48	$156.87	$176.70	$150.59	$184.79
Income (loss) from investment operations:
Net investment income (loss)[a]	3.58	5.20	5.55	(.45)	(1.95)
Net gain (loss) on investments (realized and unrealized)	(16.32)	(14.04)	(25.38)	26.56 [e]	(32.25)
Total from investment operations	(12.74)	(8.84)	(19.83)	26.11	(34.20)
Less distributions from:
Net investment income	(4.15)	(11.55)	—	—	—
Total distributions	(4.15)	(11.55)	—	—	—
Net asset value, end of period	$119.59	$136.48	$156.87	$176.70	$150.59

Total Return[b]	(9.58%)	(5.64%)	(11.23%)	17.33%	(18.51%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$207	$731	$642	$2,082	$344
Ratios to average net assets:
Net investment income (loss)	2.61%	3.56%	3.22%	(0.27%)	(1.25%)
Total expenses[c]	1.93%	1.85%	1.87%	1.88%	1.79%
Net expenses[d]	1.81%	1.72%	1.79%	1.82%	1.71%
Portfolio turnover rate	—	—	—	—	250%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[f]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 171

SCHEDULE OF INVESTMENTS	December 31, 2025
NOVA FUND

	Shares	Value
COMMON STOCKS† - 79.6%

Technology - 26.0%
NVIDIA Corp.	13,763	$2,566,800
Apple, Inc.	8,369	2,275,196
Microsoft Corp.	4,210	2,036,040
Broadcom, Inc.	2,675	925,817
Palantir Technologies, Inc. — Class A*	1,294	230,009
Advanced Micro Devices, Inc.*	922	197,456
Oracle Corp.	953	185,749
Micron Technology, Inc.	636	181,521
International Business Machines Corp.	529	156,695
Salesforce, Inc.	539	142,786
Lam Research Corp.	711	121,709
Applied Materials, Inc.	451	115,902
Intuit, Inc.	158	104,662
QUALCOMM, Inc.	607	103,827
Accenture plc — Class A	351	94,173
Intel Corp.*	2,540	93,726
ServiceNow, Inc.*	588	90,076
KLA Corp.	74	89,916
Texas Instruments, Inc.	515	89,347
Adobe, Inc.*	237	82,948
Analog Devices, Inc.	279	75,665
Crowdstrike Holdings, Inc. — Class A*	142	66,564
Synopsys, Inc.*	105	49,321
Cadence Design Systems, Inc.*	154	48,137
Autodesk, Inc.*	121	35,817
Seagate Technology Holdings plc	123	33,873
Western Digital Corp.	194	33,420
NXP Semiconductor N.V.	143	31,040
Fortinet, Inc.*	358	28,429
Roper Technologies, Inc.	61	27,153
Workday, Inc. — Class A*	123	26,418
Electronic Arts, Inc.	127	25,950
Take-Two Interactive Software, Inc.*	98	25,091
Datadog, Inc. — Class A*	184	25,022
MSCI, Inc. — Class A	43	24,670
Monolithic Power Systems, Inc.	27	24,472
Cognizant Technology Solutions Corp. — Class A	273	22,659
Fair Isaac Corp.*	13	21,978
Dell Technologies, Inc. — Class C	171	21,526
Paychex, Inc.	183	20,529
Fiserv, Inc.*	305	20,487
Microchip Technology, Inc.	306	19,498
Fidelity National Information Services, Inc.	293	19,473
Sandisk Corp.*	79	18,753
Hewlett Packard Enterprise Co.	747	17,943
Teradyne, Inc.	89	17,227
Broadridge Financial Solutions, Inc.	66	14,729
Leidos Holdings, Inc.	72	12,989
ON Semiconductor Corp.*	228	12,346
NetApp, Inc.	113	12,101
PTC, Inc.*	68	11,846
HP, Inc.	529	11,786
Tyler Technologies, Inc.*	24	10,895
Gartner, Inc.*	41	10,344
Super Micro Computer, Inc.*	284	8,313
Jack Henry & Associates, Inc.	41	7,482
Akamai Technologies, Inc.*	81	7,067
Zebra Technologies Corp. — Class A*	29	7,042
EPAM Systems, Inc.*	31	6,351
Dayforce, Inc.*	91	6,294
Skyworks Solutions, Inc.	84	5,326
Paycom Software, Inc.	28	4,462
Total Technology		10,814,843

Communications - 13.5%
Amazon.com, Inc.*	5,510	1,271,818
Alphabet, Inc. — Class A	3,295	1,031,335
Alphabet, Inc. — Class C	2,634	826,549
Meta Platforms, Inc. — Class A	1,234	814,551
Netflix, Inc.*	2,400	225,024
Cisco Systems, Inc.	2,232	171,931
Walt Disney Co.	1,011	115,022
AppLovin Corp. — Class A*	153	103,094
AT&T, Inc.	4,015	99,733
Verizon Communications, Inc.	2,388	97,263
Booking Holdings, Inc.	18	96,396
Uber Technologies, Inc.*	1,177	96,173
Arista Networks, Inc.*	585	76,653
Palo Alto Networks, Inc.*	387	71,285
Comcast Corp. — Class A	2,059	61,544
T-Mobile US, Inc.	272	55,227
Robinhood Markets, Inc. — Class A*	445	50,329
DoorDash, Inc. — Class A*	212	48,014
Warner Bros Discovery, Inc.*	1,404	40,463
Corning, Inc.	442	38,701
Motorola Solutions, Inc.	94	36,032
Airbnb, Inc. — Class A*	241	32,709
eBay, Inc.	256	22,298
Expedia Group, Inc.	66	18,698
Omnicom Group, Inc.	181	14,616
VeriSign, Inc.	47	11,419
Charter Communications, Inc. — Class A*	50	10,438
CDW Corp.	74	10,079
GoDaddy, Inc. — Class A*	77	9,554
Trade Desk, Inc. — Class A*	249	9,452
Gen Digital, Inc.	318	8,646
Fox Corp. — Class A	118	8,622
F5, Inc.*	33	8,424
FactSet Research Systems, Inc.	21	6,094
News Corp. — Class A	212	5,537
Fox Corp. — Class B	84	5,454
Match Group, Inc.	134	4,327
Paramount Skydance Corp. — Class B	176	2,358
News Corp. — Class B	70	2,074
Total Communications		5,617,936

Financial - 11.3%
Berkshire Hathaway, Inc. — Class B*	1,039	522,253
JPMorgan Chase & Co.	1,542	496,863
Visa, Inc. — Class A	956	335,279

172 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NOVA FUND

	Shares	Value
Mastercard, Inc. — Class A	464	$264,888
Bank of America Corp.	3,805	209,275
Wells Fargo & Co.	1,778	165,710
Goldman Sachs Group, Inc.	170	149,430
Morgan Stanley	684	121,430
Citigroup, Inc.	1,013	118,207
American Express Co.	304	112,465
Charles Schwab Corp.	946	94,515
Blackrock, Inc.	82	87,768
Capital One Financial Corp.	360	87,249
Progressive Corp.	332	75,603
Welltower, Inc. REIT	389	72,202
Prologis, Inc. REIT	526	67,149
Chubb Ltd.	207	64,609
Blackstone, Inc. — Class A	418	64,430
CME Group, Inc. — Class A	204	55,708
Intercontinental Exchange, Inc.	323	52,313
Marsh & McLennan Companies, Inc.	277	51,389
KKR & Company, Inc. — Class A	389	49,590
U.S. Bancorp	880	46,957
American Tower Corp. — Class A REIT	265	46,526
PNC Financial Services Group, Inc.	222	46,338
Bank of New York Mellon Corp.	395	45,855
Aon plc — Class A	122	43,051
Equinix, Inc. REIT	56	42,905
Apollo Global Management, Inc.	263	38,072
Arthur J Gallagher & Co.	145	37,525
Travelers Companies, Inc.	126	36,548
Truist Financial Corp.	725	35,677
Simon Property Group, Inc. REIT	185	34,245
Allstate Corp.	148	30,806
Aflac, Inc.	267	29,442
Realty Income Corp. REIT	521	29,369
Coinbase Global, Inc. — Class A*	129	29,172
Digital Realty Trust, Inc. REIT	183	28,312
CBRE Group, Inc. — Class A*	166	26,691
American International Group, Inc.	306	26,178
Ameriprise Financial, Inc.	53	25,988
Nasdaq, Inc.	255	24,768
MetLife, Inc.	313	24,708
Public Storage REIT	89	23,095
Prudential Financial, Inc.	198	22,350
Crown Castle, Inc. REIT	247	21,951
Hartford Insurance Group, Inc.	158	21,772
Ventas, Inc. REIT	266	20,583
State Street Corp.	158	20,384
Arch Capital Group Ltd.*	205	19,664
Ares Management Corp. — Class A	117	18,911
Willis Towers Watson plc	54	17,744
M&T Bank Corp.	87	17,529
Fifth Third Bancorp	374	17,507
Synchrony Financial	204	17,020
VICI Properties, Inc. REIT	605	17,013
Interactive Brokers Group, Inc. — Class A	252	16,206
CoStar Group, Inc.*	240	16,138
Raymond James Financial, Inc.	100	16,059
Extra Space Storage, Inc. REIT	120	15,626
Huntington Bancshares, Inc.	890	15,441
Cboe Global Markets, Inc.	59	14,809
Northern Trust Corp.	107	14,615
AvalonBay Communities, Inc. REIT	80	14,505
Cincinnati Financial Corp.	88	14,372
Citizens Financial Group, Inc.	243	14,194
Iron Mountain, Inc. REIT	167	13,853
Regions Financial Corp.	497	13,469
Brown & Brown, Inc.	166	13,230
T. Rowe Price Group, Inc.	124	12,695
Equity Residential REIT	196	12,356
W R Berkley Corp.	170	11,921
SBA Communications Corp. REIT	60	11,606
KeyCorp	526	10,857
Loews Corp.	96	10,110
Principal Financial Group, Inc.	113	9,968
Weyerhaeuser Co. REIT	408	9,666
Essex Property Trust, Inc. REIT	36	9,420
Mid-America Apartment Communities, Inc. REIT	66	9,168
Invitation Homes, Inc. REIT	319	8,865
Everest Group Ltd.	24	8,144
Kimco Realty Corp. REIT	384	7,784
Assurant, Inc.	28	6,744
Invesco Ltd.	252	6,620
Camden Property Trust REIT	60	6,605
Regency Centers Corp. REIT	93	6,420
Host Hotels & Resorts, Inc. REIT	362	6,418
Healthpeak Properties, Inc. REIT	394	6,335
Globe Life, Inc.	45	6,294
UDR, Inc. REIT	170	6,236
BXP, Inc. REIT	83	5,601
Federal Realty Investment Trust REIT	44	4,435
Alexandria Real Estate Equities, Inc. REIT	88	4,307
Franklin Resources, Inc.	174	4,157
Erie Indemnity Co. — Class A	14	4,013
Total Financial		4,702,243

Consumer, Non-cyclical - 11.1%
Eli Lilly & Co.	450	483,606
Johnson & Johnson	1,365	282,487
AbbVie, Inc.	1,001	228,718
Procter & Gamble Co.	1,324	189,743
UnitedHealth Group, Inc.	513	169,346
Coca-Cola Co.	2,193	153,313
Merck & Company, Inc.	1,406	147,996
Philip Morris International, Inc.	882	141,473
Thermo Fisher Scientific, Inc.	213	123,423
Abbott Laboratories	985	123,411
Intuitive Surgical, Inc.*	201	113,838
PepsiCo, Inc.	774	111,084
Amgen, Inc.	305	99,830
S&P Global, Inc.	176	91,976
Gilead Sciences, Inc.	703	86,286
Danaher Corp.	356	81,496
Pfizer, Inc.	3,220	80,178
Boston Scientific Corp.*	840	80,094

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 173

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NOVA FUND

	Shares	Value
Medtronic plc	726	$69,740
Stryker Corp.	195	68,537
Vertex Pharmaceuticals, Inc.*	144	65,284
Bristol-Myers Squibb Co.	1,153	62,193
Automatic Data Processing, Inc.	229	58,906
McKesson Corp.	70	57,420
CVS Health Corp.	719	57,060
Altria Group, Inc.	951	54,835
Moody’s Corp.	87	44,444
Elevance Health, Inc.	126	44,169
Regeneron Pharmaceuticals, Inc.	57	43,997
HCA Healthcare, Inc.	90	42,017
Cigna Group	151	41,560
Mondelez International, Inc. — Class A	731	39,350
Cencora, Inc. — Class A	110	37,152
Cintas Corp.	193	36,297
Colgate-Palmolive Co.	457	36,112
Quanta Services, Inc.	84	35,453
Zoetis, Inc.	250	31,455
Becton Dickinson & Co.	162	31,439
Monster Beverage Corp.*	404	30,975
PayPal Holdings, Inc.	530	30,941
IDEXX Laboratories, Inc.*	45	30,444
United Rentals, Inc.	36	29,136
Edwards Lifesciences Corp.*	329	28,047
Cardinal Health, Inc.	135	27,743
Corteva, Inc.	383	25,672
Agilent Technologies, Inc.	161	21,907
IQVIA Holdings, Inc.*	96	21,639
Kroger Co.	345	21,556
Keurig Dr Pepper, Inc.	769	21,540
GE HealthCare Technologies, Inc.	258	21,161
Block, Inc. — Class A*	310	20,178
ResMed, Inc.	83	19,992
Sysco Corp.	271	19,970
Kimberly-Clark Corp.	188	18,967
Kenvue, Inc.	1,085	18,716
Verisk Analytics, Inc. — Class A	79	17,671
Humana, Inc.	68	17,417
Archer-Daniels-Midland Co.	272	15,637
Hershey Co.	84	15,286
Equifax, Inc.	69	14,972
Dexcom, Inc.*	221	14,668
Biogen, Inc.*	83	14,607
Estee Lauder Companies, Inc. — Class A	139	14,556
STERIS plc	56	14,197
General Mills, Inc.	302	14,043
Waters Corp.*	34	12,914
Corpay, Inc.*	40	12,037
Labcorp Holdings, Inc.	47	11,791
Kraft Heinz Co.	483	11,713
Church & Dwight Company, Inc.	136	11,404
Insulet Corp.*	40	11,370
West Pharmaceutical Services, Inc.	41	11,281
Constellation Brands, Inc. — Class A	80	11,037
Quest Diagnostics, Inc.	63	10,932
Centene Corp.*	264	10,864
Global Payments, Inc.	134	10,372
Zimmer Biomet Holdings, Inc.	112	10,071
Rollins, Inc.	166	9,963
McCormick & Company, Inc.	143	9,740
Hologic, Inc.*	126	9,386
Tyson Foods, Inc. — Class A	160	9,379
Cooper Companies, Inc.*	113	9,261
Incyte Corp.*	93	9,186
Viatris, Inc.	652	8,117
Avery Dennison Corp.	44	8,003
Clorox Co.	69	6,957
Bunge Global S.A.	77	6,859
Universal Health Services, Inc. — Class B	31	6,759
Solventum Corp.*	84	6,656
Revvity, Inc.	64	6,192
Align Technology, Inc.*	38	5,934
J M Smucker Co.	60	5,869
Moderna, Inc.*	197	5,809
Charles River Laboratories International, Inc.*	28	5,586
Baxter International, Inc.	291	5,561
Bio-Techne Corp.	88	5,175
Molina Healthcare, Inc.*	29	5,033
Conagra Brands, Inc.	271	4,691
Molson Coors Beverage Co. — Class B	96	4,481
Henry Schein, Inc.*	57	4,308
Hormel Foods Corp.	165	3,910
Lamb Weston Holdings, Inc.	79	3,309
The Campbell’s Co.	111	3,093
Brown-Forman Corp. — Class B	100	2,606
DaVita, Inc.*	20	2,272
Total Consumer, Non-cyclical		4,617,237

Consumer, Cyclical - 6.5%
Tesla, Inc.*	1,592	715,954
Walmart, Inc.	2,484	276,743
Costco Wholesale Corp.	251	216,447
Home Depot, Inc.	564	194,072
McDonald’s Corp.	403	123,169
TJX Companies, Inc.	630	96,774
Lowe’s Companies, Inc.	318	76,689
Starbucks Corp.	644	54,231
O’Reilly Automotive, Inc.*	478	43,598
NIKE, Inc. — Class B	674	42,941
General Motors Co.	528	42,937
Royal Caribbean Cruises Ltd.	144	40,164
Cummins, Inc.	78	39,815
Marriott International, Inc. — Class A	126	39,090
Hilton Worldwide Holdings, Inc.	132	37,917
Carvana Co.*	80	33,762
Ross Stores, Inc.	184	33,146
PACCAR, Inc.	297	32,525
AutoZone, Inc.*	9	30,524
Ford Motor Co.	2,217	29,087
Chipotle Mexican Grill, Inc. — Class A*	749	27,713
Fastenal Co.	650	26,085
Delta Air Lines, Inc.	367	25,470

174 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NOVA FUND

	Shares	Value
WW Grainger, Inc.	25	$25,226
Target Corp.	257	25,122
Yum! Brands, Inc.	157	23,751
DR Horton, Inc.	155	22,325
United Airlines Holdings, Inc.*	183	20,463
Copart, Inc.*	504	19,732
Carnival Corp.	615	18,782
Dollar General Corp.	125	16,596
Ulta Beauty, Inc.*	25	15,125
Tractor Supply Co.	299	14,953
Tapestry, Inc.	116	14,821
NVR, Inc.*	2	14,585
Dollar Tree, Inc.*	107	13,162
PulteGroup, Inc.	110	12,899
Live Nation Entertainment, Inc.*	89	12,683
Lululemon Athletica, Inc.*	61	12,676
Lennar Corp. — Class A	122	12,541
Williams-Sonoma, Inc.	69	12,323
Darden Restaurants, Inc.	66	12,145
Southwest Airlines Co.	293	12,110
Las Vegas Sands Corp.	172	11,195
Genuine Parts Co.	79	9,714
Aptiv plc*	122	9,283
Deckers Outdoor Corp.*	83	8,605
TKO Group Holdings, Inc.	38	7,942
Ralph Lauren Corp. — Class A	22	7,779
Domino’s Pizza, Inc.	18	7,503
Best Buy Company, Inc.	111	7,429
Hasbro, Inc.	76	6,232
Wynn Resorts Ltd.	48	5,776
Norwegian Cruise Line Holdings Ltd.*	258	5,759
Pool Corp.	19	4,346
MGM Resorts International*	116	4,233
Total Consumer, Cyclical		2,706,669

Industrial - 6.0%
General Electric Co.	597	183,894
Caterpillar, Inc.	265	151,810
RTX Corp.	759	139,201
GE Vernova, Inc.	154	100,650
Boeing Co.*	444	96,401
Amphenol Corp. — Class A	693	93,652
Union Pacific Corp.	336	77,723
Honeywell International, Inc.	360	70,233
Eaton Corporation plc	220	70,072
Deere & Co.	142	66,111
Parker-Hannifin Corp.	71	62,406
Lockheed Martin Corp.	115	55,622
Trane Technologies plc	126	49,039
General Dynamics Corp.	144	48,479
3M Co.	301	48,190
CRH plc	378	47,174
Howmet Aerospace, Inc.	228	46,745
Waste Management, Inc.	210	46,139
Northrop Grumman Corp.	76	43,336
TransDigm Group, Inc.	32	42,555
Emerson Electric Co.	318	42,205
United Parcel Service, Inc. — Class B	419	41,561
Johnson Controls International plc	346	41,434
CSX Corp.	1,055	38,244
TE Connectivity plc	167	37,994
Illinois Tool Works, Inc.	150	36,945
Norfolk Southern Corp.	127	36,667
FedEx Corp.	123	35,530
L3Harris Technologies, Inc.	106	31,118
AMETEK, Inc.	130	26,691
Axon Enterprise, Inc.*	45	25,557
Rockwell Automation, Inc.	64	24,900
Republic Services, Inc. — Class A	114	24,160
Carrier Global Corp.	448	23,672
Vulcan Materials Co.	75	21,392
Martin Marietta Materials, Inc.	34	21,170
Westinghouse Air Brake Technologies Corp.	97	20,705
Keysight Technologies, Inc.*	97	19,710
Otis Worldwide Corp.	221	19,304
Garmin Ltd.	93	18,865
Xylem, Inc.	138	18,793
Comfort Systems USA, Inc.	20	18,666
Mettler-Toledo International, Inc.*	12	16,730
Old Dominion Freight Line, Inc.	104	16,307
Ingersoll Rand, Inc.	204	16,161
EMCOR Group, Inc.	25	15,295
Dover Corp.	78	15,229
Veralto Corp.	141	14,069
Jabil, Inc.	61	13,909
Teledyne Technologies, Inc.*	27	13,790
Hubbell, Inc.	30	13,323
Smurfit WestRock plc	296	11,446
Expeditors International of Washington, Inc.	76	11,325
Amcor plc	1,307	10,900
CH Robinson Worldwide, Inc.	67	10,771
Trimble, Inc.*	135	10,577
Packaging Corporation of America	51	10,518
Snap-on, Inc.	29	9,993
Fortive Corp.	180	9,938
Pentair plc	93	9,685
Jacobs Solutions, Inc.	68	9,007
Lennox International, Inc.	18	8,741
Textron, Inc.	100	8,717
J.B. Hunt Transport Services, Inc.	43	8,357
Ball Corp.	152	8,052
Allegion plc	49	7,802
Masco Corp.	118	7,488
Huntington Ingalls Industries, Inc.	22	7,481
IDEX Corp.	42	7,473
Nordson Corp.	30	7,213
Stanley Black & Decker, Inc.	88	6,537
Builders FirstSource, Inc.*	63	6,482
Generac Holdings, Inc.*	33	4,500
A O Smith Corp.	64	4,280
Total Industrial		2,496,811

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 175

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NOVA FUND

	Shares	Value
Energy - 2.3%
Exxon Mobil Corp.	2,389	$287,492
Chevron Corp.	1,072	163,383
ConocoPhillips	700	65,527
Williams Companies, Inc.	692	41,596
SLB Ltd.	846	32,469
EOG Resources, Inc.	307	32,238
Kinder Morgan, Inc.	1,109	30,487
Phillips 66	228	29,421
Valero Energy Corp.	173	28,163
Marathon Petroleum Corp.	170	27,647
ONEOK, Inc.	356	26,166
Baker Hughes Co.	559	25,457
Targa Resources Corp.	122	22,509
Equities Corp.	353	18,921
Occidental Petroleum Corp.	407	16,736
First Solar, Inc.*	61	15,935
Diamondback Energy, Inc.	105	15,785
Expand Energy Corp.	135	14,899
Halliburton Co.	477	13,480
Devon Energy Corp.	355	13,004
Coterra Energy, Inc. — Class A	431	11,344
Texas Pacific Land Corp.	33	9,478
APA Corp.	201	4,916
Total Energy		947,053

Utilities - 1.8%
NextEra Energy, Inc.	1,180	94,730
Constellation Energy Corp.	177	62,529
Southern Co.	624	54,413
Duke Energy Corp.	440	51,572
American Electric Power Company, Inc.	303	34,939
Sempra	370	32,667
Vistra Corp.	180	29,039
Dominion Energy, Inc.	484	28,358
Exelon Corp.	572	24,934
Xcel Energy, Inc.	335	24,743
Entergy Corp.	253	23,385
Public Service Enterprise Group, Inc.	283	22,725
Consolidated Edison, Inc.	204	20,261
PG&E Corp.	1,245	20,007
WEC Energy Group, Inc.	184	19,405
NRG Energy, Inc.	109	17,357
Ameren Corp.	153	15,279
Atmos Energy Corp.	91	15,255
DTE Energy Co.	118	15,220
PPL Corp.	419	14,673
American Water Works Company, Inc.	111	14,485
Eversource Energy	213	14,341
CenterPoint Energy, Inc.	370	14,186
FirstEnergy Corp.	294	13,162
Edison International	218	13,084
CMS Energy Corp.	172	12,028
NiSource, Inc.	270	11,275
Alliant Energy Corp.	146	9,491
Evergy, Inc.	130	9,424
Pinnacle West Capital Corp.	68	6,032
AES Corp.	403	5,779
Total Utilities		744,778

Basic Materials - 1.1%
Linde plc	264	112,567
Newmont Corp.	618	61,708
Sherwin-Williams Co.	131	42,448
Freeport-McMoRan, Inc.	813	41,292
Ecolab, Inc.	144	37,803
Air Products and Chemicals, Inc.	126	31,125
Nucor Corp.	130	21,204
Steel Dynamics, Inc.	78	13,217
PPG Industries, Inc.	127	13,012
International Paper Co.	299	11,778
International Flavors & Fragrances, Inc.	145	9,772
Qnity Electronics, Inc.	119	9,716
DuPont de Nemours, Inc.	237	9,527
Albemarle Corp.	67	9,476
Dow, Inc.	403	9,422
CF Industries Holdings, Inc.	88	6,806
LyondellBasell Industries N.V. — Class A	146	6,322
Mosaic Co.	180	4,336
Total Basic Materials		451,531

Total Common Stocks
(Cost $21,564,267)		33,099,101

MUTUAL FUNDS† - 9.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	202,415	2,040,342
Guggenheim Strategy Fund II1	78,932	1,958,292
Total Mutual Funds
(Cost $3,941,469)		3,998,634

176 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
NOVA FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 3.7%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$1,407,000	$1,404,223
3.51% due 03/19/26[3,4]	150,000	148,883
Total U.S. Treasury Bills
(Cost $1,552,904)		1,553,106

REPURCHASE AGREEMENTS††,5 - 5.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,181,908	1,181,908
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,181,909	1,181,909
Total Repurchase Agreements
(Cost $2,363,817)		2,363,817

Total Investments - 98.6%
(Cost $29,422,457)		$41,014,658
Other Assets & Liabilities, net - 1.4%		584,323
Total Net Assets - 100.0%		$41,598,981

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	63	Mar 2026	$21,709,013	$3,664

Total Return Swap Agreements
Counterparty	Index	Type[6]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	4.49% (Federal Funds Rate + 0.85%)	At Maturity	01/22/26	409	$2,798,373	$83,128
Goldman Sachs International	S&P 500 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	361	2,471,417	65,133
Barclays Bank plc	S&P 500 Index	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	337	2,308,342	39,479
							$7,578,132	$187,740

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[5]	Repurchase Agreements — See Note 6.
[6]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 177

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,099,101	$—	$—	$33,099,101
Mutual Funds	3,998,634	—	—	3,998,634
U.S. Treasury Bills	—	1,553,106	—	1,553,106
Repurchase Agreements	—	2,363,817	—	2,363,817
Equity Futures Contracts**	3,664	—	—	3,664
Equity Index Swap Agreements**	—	187,740	—	187,740
Total Assets	$37,101,399	$4,104,663	$—	$41,206,062

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,961,449	$—	$—	$—	$(3,157)	$1,958,292	78,932	$103,166
Guggenheim Ultra Short Duration Fund — Institutional Class	2,026,173	—	—	—	14,169	2,040,342	202,415	88,794
	$3,987,622	$—	$—	$—	$11,012	$3,998,634		$191,960

178 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $23,117,171)	$34,652,207
Investments in affiliated issuers, at value (cost $3,941,469)	3,998,634
Repurchase agreements, at value (cost $2,363,817)	2,363,817
Segregated cash with broker	745,960
Unrealized appreciation on OTC swap agreements	187,740
Receivables:
Dividends	32,563
Fund shares sold	455
Interest	251
Total assets	41,981,627

Liabilities:
Payable for:
Variation margin on futures contracts	165,375
Professional fees	58,964
Fund shares redeemed	33,754
Transfer agent fees	30,078
Management fees	26,863
Swap settlement	12,901
Investor service fees	9,099
Portfolio accounting and administration fees	3,821
Trustees’ fees*	366
Miscellaneous	41,425
Total liabilities	382,646
Net assets	$41,598,981

Net assets consist of:
Paid in capital	$31,507,900
Total distributable earnings (loss)	10,091,081
Net assets	$41,598,981
Capital shares outstanding	161,653
Net asset value per share	$257.34

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $83)	$348,948
Dividends from securities of affiliated issuers	191,960
Interest	220,963
Income from securities lending, net	357
Total investment income	762,228

Expenses:
Management fees	277,744
Investor service fees	92,581
Transfer agent fees	101,938
Professional fees	74,457
Portfolio accounting and administration fees	57,399
Interest expense	12,270
Custodian fees	5,611
Trustees’ fees*	4,859
Miscellaneous	29,875
Total expenses	656,734
Less:
Expenses reimbursed by Adviser	(18,517)
Expenses waived by Adviser	(5,084)
Total waived/reimbursed expenses	(23,601)
Net expenses	633,133
Net investment income	129,095

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,701,337
Swap agreements	1,766,429
Futures contracts	140,291
Net realized gain	3,608,057
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	647,283
Investments in affiliated issuers	11,012
Swap agreements	409,603
Futures contracts	253,249
Net change in unrealized appreciation (depreciation)	1,321,147
Net realized and unrealized gain	4,929,204
Net increase in net assets resulting from operations	$5,058,299

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 179

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$129,095	$247,879
Net realized gain on investments	3,608,057	6,887,808
Net change in unrealized appreciation (depreciation) on investments	1,321,147	3,624,783
Net increase in net assets resulting from operations	5,058,299	10,760,470

Capital share transactions:
Proceeds from sale of shares	92,601,504	103,873,391
Cost of shares redeemed	(96,792,127)	(109,975,453)
Net decrease from capital share transactions	(4,190,623)	(6,102,062)
Net increase in net assets	867,676	4,658,408

Net assets:
Beginning of year	40,731,305	36,072,897
End of year	$41,598,981	$40,731,305

Capital share activity:
Shares sold	417,648	565,979
Shares redeemed	(447,301)	(599,597)
Net decrease in shares	(29,653)	(33,618)

180 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$212.91	$160.38	$118.75	$196.72	$144.74
Income (loss) from investment operations:
Net investment income (loss)[a]	.79	1.24	1.17	.15	(.76)
Net gain (loss) on investments (realized and unrealized)	43.64	51.29	40.46	(58.50)	60.70
Total from investment operations	44.43	52.53	41.63	(58.35)	59.94
Less distributions from:
Net investment income	—	—	—	(.67)	(.61)
Net realized gains	—	—	—	(18.95)	(7.35)
Total distributions	—	—	—	(19.62)	(7.96)
Net asset value, end of period	$257.34	$212.91	$160.38	$118.75	$196.72

Total Return[b]	20.87%	32.75%	35.06%	(30.26%)	42.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,599	$40,731	$36,073	$16,513	$63,584
Ratios to average net assets:
Net investment income (loss)	0.35%	0.65%	0.85%	0.10%	(0.44%)
Total expenses[c]	1.77%	1.72%	1.76%	1.67%	1.60%
Net expenses[d]	1.71%	1.66%	1.72%	1.65%	1.57%
Portfolio turnover rate	197%	177%	413%	748%	408%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 181

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 79.9%

Technology - 26.1%
NVIDIA Corp.	36,105	$6,733,582
Apple, Inc.	21,955	5,968,686
Microsoft Corp.	11,043	5,340,616
Broadcom, Inc.	7,017	2,428,584
Palantir Technologies, Inc. — Class A*	3,394	603,283
Advanced Micro Devices, Inc.*	2,419	518,053
Oracle Corp.	2,499	487,080
Micron Technology, Inc.	1,668	476,064
International Business Machines Corp.	1,389	411,436
Salesforce, Inc.	1,414	374,583
Lam Research Corp.	1,866	319,422
Applied Materials, Inc.	1,184	304,276
Intuit, Inc.	414	274,242
QUALCOMM, Inc.	1,591	272,141
Accenture plc — Class A	921	247,104
Intel Corp.*	6,662	245,828
KLA Corp.	195	236,941
ServiceNow, Inc.*	1,541	236,066
Texas Instruments, Inc.	1,350	234,211
Adobe, Inc.*	622	217,694
Analog Devices, Inc.	731	198,247
Crowdstrike Holdings, Inc. — Class A*	373	174,848
Synopsys, Inc.*	276	129,643
Cadence Design Systems, Inc.*	404	126,282
Autodesk, Inc.*	316	93,539
Seagate Technology Holdings plc	324	89,226
Western Digital Corp.	508	87,513
NXP Semiconductor N.V.	374	81,180
Fortinet, Inc.*	939	74,566
Roper Technologies, Inc.	160	71,221
Workday, Inc. — Class A*	322	69,159
Electronic Arts, Inc.	334	68,246
Take-Two Interactive Software, Inc.*	258	66,056
Datadog, Inc. — Class A*	484	65,819
Monolithic Power Systems, Inc.	71	64,352
MSCI, Inc. — Class A	112	64,258
Cognizant Technology Solutions Corp. — Class A	717	59,511
Fair Isaac Corp.*	35	59,172
Dell Technologies, Inc. — Class C	448	56,394
Paychex, Inc.	481	53,959
Fiserv, Inc.*	799	53,669
Microchip Technology, Inc.	803	51,167
Fidelity National Information Services, Inc.	769	51,108
Sandisk Corp.*	207	49,138
Hewlett Packard Enterprise Co.	1,960	47,079
Teradyne, Inc.	233	45,099
Broadridge Financial Solutions, Inc.	173	38,608
Leidos Holdings, Inc.	190	34,276
ON Semiconductor Corp.*	598	32,382
NetApp, Inc.	297	31,806
PTC, Inc.*	178	31,009
HP, Inc.	1,389	30,947
Tyler Technologies, Inc.*	64	29,053
Gartner, Inc.*	107	26,994
Super Micro Computer, Inc.*	745	21,806
Jack Henry & Associates, Inc.	108	19,708
Akamai Technologies, Inc.*	214	18,671
Zebra Technologies Corp. — Class A*	75	18,211
EPAM Systems, Inc.*	82	16,800
Dayforce, Inc.*	238	16,460
Skyworks Solutions, Inc.	221	14,014
Paycom Software, Inc.	73	11,633
Total Technology		28,372,721

Communications - 13.6%
Amazon.com, Inc.*	14,454	3,336,272
Alphabet, Inc. — Class A	8,644	2,705,572
Alphabet, Inc. — Class C	6,909	2,168,044
Meta Platforms, Inc. — Class A	3,236	2,136,051
Netflix, Inc.*	6,296	590,313
Cisco Systems, Inc.	5,855	451,011
Walt Disney Co.	2,653	301,832
AppLovin Corp. — Class A*	402	270,876
AT&T, Inc.	10,534	261,664
Booking Holdings, Inc.	48	257,056
Verizon Communications, Inc.	6,265	255,173
Uber Technologies, Inc.*	3,087	252,239
Arista Networks, Inc.*	1,534	201,000
Palo Alto Networks, Inc.*	1,016	187,147
Comcast Corp. — Class A	5,400	161,406
T-Mobile US, Inc.	715	145,174
Robinhood Markets, Inc. — Class A*	1,168	132,101
DoorDash, Inc. — Class A*	555	125,696
Warner Bros Discovery, Inc.*	3,682	106,115
Corning, Inc.	1,159	101,482
Motorola Solutions, Inc.	247	94,680
Airbnb, Inc. — Class A*	632	85,775
eBay, Inc.	672	58,531
Expedia Group, Inc.	174	49,296
Omnicom Group, Inc.	474	38,275
VeriSign, Inc.	124	30,126
Charter Communications, Inc. — Class A*	131	27,346
CDW Corp.	193	26,287
GoDaddy, Inc. — Class A*	201	24,940
Trade Desk, Inc. — Class A*	654	24,826
Gen Digital, Inc.	834	22,677
Fox Corp. — Class A	310	22,652
F5, Inc.*	86	21,952
FactSet Research Systems, Inc.	56	16,251
News Corp. — Class A	556	14,523
Fox Corp. — Class B	221	14,349
Match Group, Inc.	351	11,334
Paramount Skydance Corp. — Class B	462	6,191
News Corp. — Class B	183	5,422
Total Communications		14,741,657

Financial - 11.4%
Berkshire Hathaway, Inc. — Class B*	2,725	1,369,721
JPMorgan Chase & Co.	4,045	1,303,380
Visa, Inc. — Class A	2,508	879,581

182 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Mastercard, Inc. — Class A	1,218	$695,332
Bank of America Corp.	9,982	549,010
Wells Fargo & Co.	4,664	434,685
Goldman Sachs Group, Inc.	446	392,034
Morgan Stanley	1,795	318,666
Citigroup, Inc.	2,659	310,279
American Express Co.	798	295,220
Charles Schwab Corp.	2,482	247,977
Blackrock, Inc.	214	229,053
Capital One Financial Corp.	945	229,030
Progressive Corp.	871	198,344
Welltower, Inc. REIT	1,020	189,322
Prologis, Inc. REIT	1,380	176,171
Chubb Ltd.	544	169,793
Blackstone, Inc. — Class A	1,097	169,091
CME Group, Inc. — Class A	536	146,371
Intercontinental Exchange, Inc.	847	137,180
Marsh & McLennan Companies, Inc.	728	135,059
KKR & Company, Inc. — Class A	1,020	130,030
U.S. Bancorp	2,310	123,262
American Tower Corp. — Class A REIT	696	122,197
PNC Financial Services Group, Inc.	583	121,690
Bank of New York Mellon Corp.	1,036	120,269
Aon plc — Class A	319	112,569
Equinix, Inc. REIT	146	111,859
Apollo Global Management, Inc.	690	99,884
Arthur J Gallagher & Co.	382	98,858
Travelers Companies, Inc.	331	96,010
Truist Financial Corp.	1,901	93,548
Simon Property Group, Inc. REIT	485	89,778
Allstate Corp.	389	80,970
Aflac, Inc.	701	77,299
Realty Income Corp. REIT	1,367	77,058
Coinbase Global, Inc. — Class A*	339	76,661
Digital Realty Trust, Inc. REIT	480	74,261
CBRE Group, Inc. — Class A*	436	70,105
American International Group, Inc.	802	68,611
Ameriprise Financial, Inc.	138	67,667
Nasdaq, Inc.	670	65,077
MetLife, Inc.	822	64,889
Public Storage REIT	235	60,982
Prudential Financial, Inc.	520	58,698
Crown Castle, Inc. REIT	647	57,499
Hartford Insurance Group, Inc.	414	57,049
Ventas, Inc. REIT	698	54,011
State Street Corp.	415	53,539
Arch Capital Group Ltd.*	537	51,509
Ares Management Corp. — Class A	306	49,459
Willis Towers Watson plc	142	46,661
Fifth Third Bancorp	982	45,967
M&T Bank Corp.	228	45,937
VICI Properties, Inc. REIT	1,588	44,655
Synchrony Financial	535	44,635
Interactive Brokers Group, Inc. — Class A	662	42,573
CoStar Group, Inc.*	630	42,361
Raymond James Financial, Inc.	262	42,075
Extra Space Storage, Inc. REIT	315	41,019
Huntington Bancshares, Inc.	2,336	40,530
Cboe Global Markets, Inc.	155	38,905
Northern Trust Corp.	281	38,382
AvalonBay Communities, Inc. REIT	210	38,075
Cincinnati Financial Corp.	232	37,890
Citizens Financial Group, Inc.	638	37,266
Iron Mountain, Inc. REIT	439	36,415
Regions Financial Corp.	1,303	35,311
Brown & Brown, Inc.	436	34,749
T. Rowe Price Group, Inc.	324	33,171
Equity Residential REIT	514	32,403
W R Berkley Corp.	446	31,274
SBA Communications Corp. REIT	158	30,562
KeyCorp	1,380	28,483
Loews Corp.	252	26,538
Principal Financial Group, Inc.	297	26,198
Weyerhaeuser Co. REIT	1,071	25,372
Essex Property Trust, Inc. REIT	96	25,121
Mid-America Apartment Communities, Inc. REIT	174	24,170
Invitation Homes, Inc. REIT	838	23,288
Everest Group Ltd.	62	21,040
Kimco Realty Corp. REIT	1,006	20,392
Assurant, Inc.	74	17,823
Camden Property Trust REIT	158	17,393
Invesco Ltd.	661	17,364
Regency Centers Corp. REIT	245	16,912
Host Hotels & Resorts, Inc. REIT	950	16,843
Healthpeak Properties, Inc. REIT	1,033	16,611
Globe Life, Inc.	118	16,503
UDR, Inc. REIT	447	16,396
BXP, Inc. REIT	219	14,778
Federal Realty Investment Trust REIT	117	11,794
Alexandria Real Estate Equities, Inc. REIT	231	11,305
Franklin Resources, Inc.	457	10,918
Erie Indemnity Co. — Class A	38	10,893
Total Financial		12,337,548

Consumer, Non-cyclical - 11.1%
Eli Lilly & Co.	1,180	1,268,122
Johnson & Johnson	3,580	740,881
AbbVie, Inc.	2,626	600,015
Procter & Gamble Co.	3,472	497,572
UnitedHealth Group, Inc.	1,346	444,328
Coca-Cola Co.	5,752	402,122
Merck & Company, Inc.	3,688	388,199
Philip Morris International, Inc.	2,313	371,005
Abbott Laboratories	2,584	323,749
Thermo Fisher Scientific, Inc.	558	323,333
Intuitive Surgical, Inc.*	527	298,472
PepsiCo, Inc.	2,032	291,633
Amgen, Inc.	800	261,848
S&P Global, Inc.	461	240,914
Gilead Sciences, Inc.	1,843	226,210
Danaher Corp.	934	213,811
Pfizer, Inc.	8,448	210,355

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 183

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Boston Scientific Corp.*	2,203	$210,056
Medtronic plc	1,906	183,090
Stryker Corp.	511	179,601
Vertex Pharmaceuticals, Inc.*	377	170,917
Bristol-Myers Squibb Co.	3,025	163,169
Automatic Data Processing, Inc.	601	154,595
McKesson Corp.	183	150,113
CVS Health Corp.	1,886	149,673
Altria Group, Inc.	2,494	143,804
Moody’s Corp.	228	116,474
Regeneron Pharmaceuticals, Inc.	150	115,780
Elevance Health, Inc.	330	115,682
HCA Healthcare, Inc.	237	110,646
Cigna Group	397	109,266
Mondelez International, Inc. — Class A	1,917	103,192
Cencora, Inc. — Class A	288	97,272
Cintas Corp.	508	95,540
Colgate-Palmolive Co.	1,198	94,666
Quanta Services, Inc.	222	93,697
Becton Dickinson & Co.	426	82,674
Zoetis, Inc.	655	82,412
Monster Beverage Corp.*	1,060	81,270
PayPal Holdings, Inc.	1,390	81,148
IDEXX Laboratories, Inc.*	119	80,507
United Rentals, Inc.	95	76,885
Edwards Lifesciences Corp.*	862	73,486
Cardinal Health, Inc.	353	72,542
Corteva, Inc.	1,004	67,298
Agilent Technologies, Inc.	421	57,285
IQVIA Holdings, Inc.*	253	57,029
Kroger Co.	906	56,607
Keurig Dr Pepper, Inc.	2,019	56,552
GE HealthCare Technologies, Inc.	677	55,528
Block, Inc. — Class A*	814	52,983
Sysco Corp.	711	52,394
ResMed, Inc.	217	52,269
Kimberly-Clark Corp.	493	49,739
Kenvue, Inc.	2,847	49,111
Verisk Analytics, Inc. — Class A	207	46,304
Humana, Inc.	179	45,847
Archer-Daniels-Midland Co.	714	41,048
Hershey Co.	220	40,036
Equifax, Inc.	182	39,490
Dexcom, Inc.*	579	38,428
Biogen, Inc.*	218	38,366
Estee Lauder Companies, Inc. — Class A	365	38,223
STERIS plc	146	37,014
General Mills, Inc.	793	36,874
Waters Corp.*	88	33,425
Corpay, Inc.*	104	31,297
Labcorp Holdings, Inc.	123	30,858
Kraft Heinz Co.	1,266	30,701
Church & Dwight Company, Inc.	357	29,934
Insulet Corp.*	105	29,845
West Pharmaceutical Services, Inc.	107	29,440
Constellation Brands, Inc. — Class A	209	28,834
Quest Diagnostics, Inc.	165	28,632
Centene Corp.*	694	28,558
Global Payments, Inc.	352	27,245
Zimmer Biomet Holdings, Inc.	294	26,437
Rollins, Inc.	436	26,169
McCormick & Company, Inc.	376	25,609
Tyson Foods, Inc. — Class A	421	24,679
Hologic, Inc.*	331	24,656
Incyte Corp.*	245	24,199
Cooper Companies, Inc.*	295	24,178
Viatris, Inc.	1,711	21,302
Avery Dennison Corp.	115	20,916
Clorox Co.	181	18,250
Bunge Global S.A.	201	17,905
Universal Health Services, Inc. — Class B	82	17,878
Solventum Corp.*	219	17,354
Revvity, Inc.	168	16,254
J M Smucker Co.	159	15,552
Align Technology, Inc.*	99	15,459
Moderna, Inc.*	517	15,246
Baxter International, Inc.	764	14,600
Charles River Laboratories International, Inc.*	73	14,562
Bio-Techne Corp.	232	13,644
Molina Healthcare, Inc.*	76	13,189
Conagra Brands, Inc.	711	12,307
Molson Coors Beverage Co. — Class B	252	11,763
Henry Schein, Inc.*	149	11,261
Hormel Foods Corp.	433	10,262
Lamb Weston Holdings, Inc.	207	8,671
The Campbell’s Co.	292	8,138
Brown-Forman Corp. — Class B	262	6,828
DaVita, Inc.*	52	5,908
Total Consumer, Non-cyclical		12,111,096

Consumer, Cyclical - 6.5%
Tesla, Inc.*	4,175	1,877,581
Walmart, Inc.	6,515	725,836
Costco Wholesale Corp.	658	567,420
Home Depot, Inc.	1,479	508,924
McDonald’s Corp.	1,058	323,356
TJX Companies, Inc.	1,654	254,071
Lowe’s Companies, Inc.	833	200,886
Starbucks Corp.	1,689	142,231
O’Reilly Automotive, Inc.*	1,254	114,377
General Motors Co.	1,386	112,709
NIKE, Inc. — Class B	1,767	112,576
Royal Caribbean Cruises Ltd.	377	105,153
Cummins, Inc.	205	104,642
Marriott International, Inc. — Class A	331	102,689
Hilton Worldwide Holdings, Inc.	345	99,101
Carvana Co.*	210	88,624
Ross Stores, Inc.	483	87,008
PACCAR, Inc.	780	85,418
AutoZone, Inc.*	25	84,787
Ford Motor Co.	5,815	76,293
Chipotle Mexican Grill, Inc. — Class A*	1,965	72,705

184 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Fastenal Co.	1,706	$68,462
Delta Air Lines, Inc.	964	66,902
Target Corp.	675	65,981
WW Grainger, Inc.	65	65,588
Yum! Brands, Inc.	413	62,479
DR Horton, Inc.	407	58,620
United Airlines Holdings, Inc.*	481	53,785
Copart, Inc.*	1,323	51,795
Carnival Corp.	1,613	49,261
Dollar General Corp.	327	43,416
Ulta Beauty, Inc.*	67	40,536
Tractor Supply Co.	785	39,258
Tapestry, Inc.	304	38,842
Dollar Tree, Inc.*	282	34,689
PulteGroup, Inc.	290	34,006
Live Nation Entertainment, Inc.*	235	33,488
Lululemon Athletica, Inc.*	160	33,249
Lennar Corp. — Class A	321	32,999
Williams-Sonoma, Inc.	181	32,325
Darden Restaurants, Inc.	173	31,835
Southwest Airlines Co.	768	31,742
Las Vegas Sands Corp.	452	29,421
NVR, Inc.*	4	29,171
Genuine Parts Co.	207	25,453
Aptiv plc*	321	24,425
Deckers Outdoor Corp.*	217	22,496
TKO Group Holdings, Inc.	99	20,691
Ralph Lauren Corp. — Class A	58	20,509
Best Buy Company, Inc.	290	19,410
Domino’s Pizza, Inc.	46	19,174
Hasbro, Inc.	198	16,236
Norwegian Cruise Line Holdings Ltd.*	676	15,088
Wynn Resorts Ltd.	125	15,041
Pool Corp.	49	11,209
MGM Resorts International*	305	11,130
Total Consumer, Cyclical		7,095,099

Industrial - 6.0%
General Electric Co.	1,567	482,683
Caterpillar, Inc.	695	398,144
RTX Corp.	1,992	365,333
GE Vernova, Inc.	403	263,389
Boeing Co.*	1,163	252,511
Amphenol Corp. — Class A	1,819	245,820
Union Pacific Corp.	881	203,793
Honeywell International, Inc.	943	183,970
Eaton Corporation plc	577	183,781
Deere & Co.	374	174,123
Parker-Hannifin Corp.	187	164,365
Lockheed Martin Corp.	303	146,552
Trane Technologies plc	329	128,047
General Dynamics Corp.	377	126,921
3M Co.	789	126,319
CRH plc	996	124,301
Howmet Aerospace, Inc.	597	122,397
Waste Management, Inc.	551	121,060
Northrop Grumman Corp.	199	113,472
TransDigm Group, Inc.	84	111,707
Emerson Electric Co.	835	110,821
United Parcel Service, Inc. — Class B	1,098	108,910
Johnson Controls International plc	908	108,733
CSX Corp.	2,767	100,304
TE Connectivity plc	437	99,422
Illinois Tool Works, Inc.	392	96,550
Norfolk Southern Corp.	333	96,144
FedEx Corp.	323	93,302
L3Harris Technologies, Inc.	278	81,612
AMETEK, Inc.	342	70,216
Axon Enterprise, Inc.*	117	66,448
Rockwell Automation, Inc.	167	64,975
Republic Services, Inc. — Class A	299	63,367
Carrier Global Corp.	1,176	62,140
Martin Marietta Materials, Inc.	90	56,039
Vulcan Materials Co.	196	55,903
Westinghouse Air Brake Technologies Corp.	254	54,216
Keysight Technologies, Inc.*	255	51,813
Otis Worldwide Corp.	579	50,576
Xylem, Inc.	362	49,297
Garmin Ltd.	243	49,292
Comfort Systems USA, Inc.	52	48,531
Old Dominion Freight Line, Inc.	273	42,806
Ingersoll Rand, Inc.	534	42,304
Mettler-Toledo International, Inc.*	30	41,826
EMCOR Group, Inc.	67	40,990
Dover Corp.	204	39,829
Veralto Corp.	369	36,819
Jabil, Inc.	159	36,255
Teledyne Technologies, Inc.*	70	35,751
Hubbell, Inc.	79	35,085
Smurfit WestRock plc	776	30,008
Expeditors International of Washington, Inc.	199	29,653
Amcor plc	3,430	28,606
CH Robinson Worldwide, Inc.	176	28,294
Trimble, Inc.*	354	27,736
Packaging Corporation of America	133	27,429
Snap-on, Inc.	77	26,534
Fortive Corp.	472	26,059
Pentair plc	243	25,306
Jacobs Solutions, Inc.	178	23,578
Textron, Inc.	262	22,838
Lennox International, Inc.	47	22,822
J.B. Hunt Transport Services, Inc.	112	21,766
Ball Corp.	398	21,082
Allegion plc	128	20,380
IDEX Corp.	111	19,751
Huntington Ingalls Industries, Inc.	58	19,724
Masco Corp.	309	19,609
Nordson Corp.	79	18,994
Stanley Black & Decker, Inc.	230	17,085
Builders FirstSource, Inc.*	164	16,874
Generac Holdings, Inc.*	87	11,864
A O Smith Corp.	168	11,236
Total Industrial		6,546,192

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 185

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 2.3%
Exxon Mobil Corp.	6,266	$754,051
Chevron Corp.	2,812	428,577
ConocoPhillips	1,836	171,868
Williams Companies, Inc.	1,815	109,100
SLB Ltd.	2,220	85,203
EOG Resources, Inc.	806	84,638
Kinder Morgan, Inc.	2,909	79,968
Phillips 66	599	77,295
Valero Energy Corp.	453	73,744
Marathon Petroleum Corp.	447	72,696
ONEOK, Inc.	935	68,722
Baker Hughes Co.	1,466	66,762
Targa Resources Corp.	319	58,856
Equities Corp.	927	49,687
Occidental Petroleum Corp.	1,069	43,957
Diamondback Energy, Inc.	277	41,641
First Solar, Inc.*	159	41,536
Expand Energy Corp.	354	39,068
Halliburton Co.	1,251	35,353
Devon Energy Corp.	932	34,139
Coterra Energy, Inc. — Class A	1,131	29,768
Texas Pacific Land Corp.	87	24,988
APA Corp.	527	12,890
Total Energy		2,484,507

Utilities - 1.8%
NextEra Energy, Inc.	3,094	248,386
Constellation Energy Corp.	464	163,917
Southern Co.	1,636	142,659
Duke Energy Corp.	1,155	135,378
American Electric Power Company, Inc.	795	91,671
Sempra	970	85,641
Vistra Corp.	473	76,309
Dominion Energy, Inc.	1,269	74,351
Exelon Corp.	1,501	65,429
Xcel Energy, Inc.	879	64,923
Entergy Corp.	664	61,373
Public Service Enterprise Group, Inc.	742	59,583
Consolidated Edison, Inc.	536	53,235
PG&E Corp.	3,266	52,485
WEC Energy Group, Inc.	483	50,937
NRG Energy, Inc.	285	45,383
Ameren Corp.	402	40,144
Atmos Energy Corp.	239	40,064
DTE Energy Co.	309	39,855
PPL Corp.	1,099	38,487
American Water Works Company, Inc.	290	37,845
Eversource Energy	557	37,503
CenterPoint Energy, Inc.	970	37,190
FirstEnergy Corp.	772	34,562
Edison International	572	34,331
CMS Energy Corp.	452	31,608
NiSource, Inc.	709	29,608
Alliant Energy Corp.	382	24,834
Evergy, Inc.	342	24,792
Pinnacle West Capital Corp.	178	15,789
AES Corp.	1,058	15,172
Total Utilities		1,953,444

Basic Materials - 1.1%
Linde plc	694	295,915
Newmont Corp.	1,621	161,857
Sherwin-Williams Co.	343	111,142
Freeport-McMoRan, Inc.	2,134	108,386
Ecolab, Inc.	379	99,495
Air Products and Chemicals, Inc.	331	81,764
Nucor Corp.	340	55,457
Steel Dynamics, Inc.	204	34,568
PPG Industries, Inc.	333	34,119
International Paper Co.	785	30,921
International Flavors & Fragrances, Inc.	381	25,676
Qnity Electronics, Inc.	311	25,393
DuPont de Nemours, Inc.	623	25,045
Albemarle Corp.	175	24,752
Dow, Inc.	1,056	24,689
CF Industries Holdings, Inc.	232	17,943
LyondellBasell Industries N.V. — Class A	383	16,584
Mosaic Co.	472	11,370
Total Basic Materials		1,185,076

Total Common Stocks
(Cost $62,833,325)		86,827,340

	Face Amount
U.S. TREASURY BILLS†† - 11.0%
U.S. Treasury Bills
3.69% due 02/24/26[1,2]	$5,000,000	4,973,992
3.51% due 01/22/26[2,3]	3,723,000	3,715,651
3.51% due 03/19/26[1,2]	2,250,000	2,233,248
3.78% due 02/24/26[2]	1,000,000	994,798
Total U.S. Treasury Bills
(Cost $11,914,536)		11,917,689

REPURCHASE AGREEMENTS††,4 - 7.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	4,286,445	4,286,445
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	4,286,444	4,286,444
Total Repurchase Agreements
(Cost $8,572,889)		8,572,889

Total Investments - 98.8%
(Cost $83,320,750)		$107,317,918
Other Assets & Liabilities, net - 1.2%		1,313,537
Total Net Assets - 100.0%		$108,631,455

186 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P 500® 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	188	Mar 2026	$64,782,450	$(41,249)

Total Return Swap Agreements
Counterparty	Index	Type[5]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
BNP Paribas	S&P 500 Index	Pay	4.49% (Federal Funds Rate + 0.85%)	At Maturity	01/22/26	4,771	$32,658,734	$964,441
Barclays Bank plc	S&P 500 Index	Pay	4.61% (SOFR + 0.90%)	At Maturity	01/22/26	4,365	29,877,514	754,268
Goldman Sachs International	S&P 500 Index	Pay	4.59% (Federal Funds Rate + 0.95%)	At Maturity	01/21/26	460	3,150,666	111,231
							$65,686,914	$1,829,940

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 187

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$86,827,340	$—	$—	$86,827,340
U.S. Treasury Bills	—	11,917,689	—	11,917,689
Repurchase Agreements	—	8,572,889	—	8,572,889
Equity Index Swap Agreements**	—	1,829,940	—	1,829,940
Total Assets	$86,827,340	$22,320,518	$—	$109,147,858

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$41,249	$—	$—	$41,249

**	This derivative is reported as unrealized appreciation/depreciation at period end.

188 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $74,747,861)	$98,745,029
Repurchase agreements, at value (cost $8,572,889)	8,572,889
Cash	65
Segregated cash with broker	2,927,384
Unrealized appreciation on OTC swap agreements	1,829,940
Receivables:
Swap settlement	87,376
Dividends	44,224
Interest	908
Total assets	112,207,815

Liabilities:
Segregated cash due to broker	2,650,000
Payable for:
Variation margin on futures contracts	493,500
Management fees	83,450
Transfer agent fees	76,394
Investor service fees	23,180
Fund shares redeemed	12,590
Portfolio accounting and administration fees	5,099
Trustees’ fees*	823
Miscellaneous	231,324
Total liabilities	3,576,360
Net assets	$108,631,455

Net assets consist of:
Paid in capital	$86,403,045
Total distributable earnings (loss)	22,228,410
Net assets	$108,631,455
Capital shares outstanding	179,448
Net asset value per share	$605.36

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $198)	$811,279
Interest	625,122
Income from securities lending, net	1,474
Total investment income	1,437,875

Expenses:
Management fees	725,683
Investor service fees	201,578
Transfer agent fees	198,280
Professional fees	146,847
Portfolio accounting and administration fees	124,977
Interest expense	93,747
Custodian fees	11,634
Trustees’ fees*	6,382
Line of credit fees	81
Miscellaneous	104,581
Total expenses	1,613,790
Less:
Expenses reimbursed by Adviser	(80,631)
Net expenses	1,533,159
Net investment loss	(95,284)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(120,585)
Swap agreements	14,223,995
Futures contracts	670,919
Net realized gain	14,774,329
Net change in unrealized appreciation (depreciation) on:
Investments	14,357,897
Swap agreements	2,300,918
Futures contracts	168,465
Net change in unrealized appreciation (depreciation)	16,827,280
Net realized and unrealized gain	31,601,609
Net increase in net assets resulting from operations	$31,506,325

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 189

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(95,284)	$97,631
Net realized gain on investments	14,774,329	8,553,278
Net change in unrealized appreciation (depreciation) on investments	16,827,280	2,975,705
Net increase in net assets resulting from operations	31,506,325	11,626,614

Distributions to shareholders	(97,896)	(183,943)

Capital share transactions:
Proceeds from sale of shares	134,444,650	140,348,577
Distributions reinvested	97,896	183,943
Cost of shares redeemed	(93,444,467)	(151,826,938)
Net increase (decrease) from capital share transactions	41,098,079	(11,294,418)
Net increase in net assets	72,506,508	148,253

Net assets:
Beginning of year	36,124,947	35,976,694
End of year	$108,631,455	$36,124,947

Capital share activity:
Shares sold	290,633	328,171
Shares issued from reinvestment of distributions	186	414
Shares redeemed	(186,057)	(359,049)
Net increase (decrease) in shares	104,762	(30,464)

190 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$483.69	$342.15	$236.13	$499.24	$315.43
Income (loss) from investment operations:
Net investment income (loss)[a]	(.62)	1.27	2.04	.07	(2.79)
Net gain (loss) on investments (realized and unrealized)	122.80	143.05	104.22	(192.13)	186.60
Total from investment operations	122.18	144.32	106.26	(192.06)	183.81
Less distributions from:
Net investment income	(.51)	(2.78)	(.24)	—	—
Net realized gains	—	—	—	(71.05)	—
Total distributions	(.51)	(2.78)	(.24)	(71.05)	—
Net asset value, end of period	$605.36	$483.69	$342.15	$236.13	$499.24

Total Return[b]	25.28%	42.25%	45.04%	(39.77%)	58.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,631	$36,125	$35,977	$16,482	$90,849
Ratios to average net assets:
Net investment income (loss)	(0.12%)	0.30%	0.71%	0.02%	(0.68%)
Total expenses[c]	2.00%	1.96%	1.93%	1.84%	1.75%
Net expenses[d]	1.90%	1.86%	1.86%	1.77%	1.71%
Portfolio turnover rate	73%	214%	436%	1,703%	2,834%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 191

SCHEDULE OF INVESTMENTS	December 31, 2025
INVERSE S&P 500® STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 18.2%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	11,574	$116,663
Guggenheim Strategy Fund II1	4,623	114,691
Total Mutual Funds
(Cost $227,677)		231,354

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 99.9%
Freddie Mac
3.55% due 01/16/26[2]	$450,000	449,334
3.55% due 01/20/26[2]	165,000	164,691
3.58% due 01/20/26[2]	100,000	99,811
Federal Home Loan Bank
3.56% due 01/23/26[2]	400,000	399,131
3.62% due 01/16/26[2]	100,000	99,849

Fannie Mae
3.63% due 01/07/26[2]	55,000	54,967
Total Federal Agency Discount Notes
(Cost $1,267,784)		1,267,783

REPURCHASE AGREEMENTS††,3 - 142.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	906,014	906,014
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	906,014	906,014
Total Repurchase Agreements
(Cost $1,812,028)		1,812,028

Total Investments - 260.9%
(Cost $3,307,489)		$3,311,165
Other Assets & Liabilities, net - (160.9)%		(2,042,003)
Total Net Assets - 100.0%		$1,269,162

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Goldman Sachs International	S&P 500 Index	Receive	4.29% (Federal Funds Rate + 0.65%)	At Maturity	01/21/26	115	$789,207	$9,978
Barclays Bank plc	S&P 500 Index	Receive	4.31% (SOFR + 0.60%)	At Maturity	01/22/26	56	381,400	1,824
BNP Paribas	S&P 500 Index	Receive	4.09% (Federal Funds Rate + 0.45%)	At Maturity	01/22/26	12	82,245	(2,446)
							$1,252,852	$9,356

192 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
INVERSE S&P 500® STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$231,354	$—	$—	$231,354
Federal Agency Discount Notes	—	1,267,783	—	1,267,783
Repurchase Agreements	—	1,812,028	—	1,812,028
Equity Index Swap Agreements**	—	11,802	—	11,802
Total Assets	$231,354	$3,091,613	$—	$3,322,967

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,446	$—	$2,446

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 193

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INVERSE S&P 500® STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2024 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834424022509/fp0090292-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$114,876	$—	$—	$—	$(185)	$114,691	4,623	$6,042
Guggenheim Ultra Short Duration Fund — Institutional Class	115,853	—	—	—	810	116,663	11,574	5,078
	$230,729	$—	$—	$—	$625	$231,354		$11,120

194 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,267,784)	$1,267,783
Investments in affiliated issuers, at value (cost $227,677)	231,354
Repurchase agreements, at value (cost $1,812,028)	1,812,028
Segregated cash with broker	570,952
Unrealized appreciation on OTC swap agreements	11,802
Receivables:
Fund shares sold	5,429
Dividends	903
Interest	192
Total assets	3,900,443

Liabilities:
Unrealized depreciation on OTC swap agreements	2,446
Payable for:
Fund shares redeemed	2,548,293
Swap settlement	73,301
Management fees	1,509
Transfer agent fees	1,250
Investor service fees	426
Portfolio accounting and administration fees	94
Trustees’ fees*	14
Miscellaneous	3,948
Total liabilities	2,631,281
Net assets	$1,269,162

Net assets consist of:
Paid in capital	$21,166,461
Total distributable earnings (loss)	(19,897,299)
Net assets	$1,269,162
Capital shares outstanding	13,858
Net asset value per share	$91.58

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$11,120
Interest	50,884
Total investment income	62,004

Expenses:
Management fees	13,210
Investor service fees	3,669
Transfer agent fees	3,845
Portfolio accounting and administration fees	2,275
Professional fees	2,176
Custodian fees	260
Trustees’ fees*	159
Interest expense	120
Miscellaneous	2,227
Total expenses	27,941
Less:
Expenses reimbursed by Adviser	(1,467)
Expenses waived by Adviser	(291)
Total waived/reimbursed expenses	(1,758)
Net expenses	26,183
Net investment income	35,821

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2
Swap agreements	(10,019)
Futures contracts	(57,512)
Net realized loss	(67,529)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(19)
Investments in affiliated issuers	625
Swap agreements	6,561
Futures contracts	(4,546)
Net change in unrealized appreciation (depreciation)	2,621
Net realized and unrealized loss	(64,908)
Net decrease in net assets resulting from operations	$(29,087)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 195

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$35,821	$54,501
Net realized loss on investments	(67,529)	(412,198)
Net change in unrealized appreciation (depreciation) on investments	2,621	30,313
Net decrease in net assets resulting from operations	(29,087)	(327,384)

Distributions to shareholders	(103,991)	(193,469)

Capital share transactions:
Proceeds from sale of shares	40,295,790	34,918,572
Distributions reinvested	103,991	193,469
Cost of shares redeemed	(40,008,832)	(34,752,743)
Net increase from capital share transactions	390,949	359,298
Net increase (decrease) in net assets	257,871	(161,555)

Net assets:
Beginning of year	1,011,291	1,172,846
End of year	$1,269,162	$1,011,291

Capital share activity*:
Shares sold	380,890	274,204
Shares issued from reinvestment of distributions	1,067	1,647
Shares redeemed	(376,949)	(274,814)
Net increase in shares	5,008	1,037

*	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

196 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[e]	Year Ended December 31, 2024[e]	Year Ended December 31, 2023[e]	Year Ended December 31, 2022[e]	Year Ended December 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$114.27	$150.11	$181.27	$155.49	$205.80
Income (loss) from investment operations:
Net investment income (loss)[a]	2.56	4.60	5.55	.25	(2.65)
Net gain (loss) on investments (realized and unrealized)	(15.42)	(23.84)	(32.56)	25.53 [f]	(47.66)
Total from investment operations	(12.86)	(19.24)	(27.01)	25.78	(50.31)
Less distributions from:
Net investment income	(9.83)	(16.60)	(4.15)	—	—
Total distributions	(9.83)	(16.60)	(4.15)	—	—
Net asset value, end of period	$91.58	$114.27	$150.11	$181.27	$155.49

Total Return[b]	(11.76%)	(13.11%)	(14.95%)	16.56%	(24.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,269	$1,011	$1,173	$6,156	$2,488
Ratios to average net assets:
Net investment income (loss)	2.44%	3.65%	3.30%	0.13%	(1.48%)
Total expenses[c]	1.90%	1.83%	1.86%	1.82%	1.74%
Net expenses[d]	1.78%	1.69%	1.76%	1.75%	1.69%
Portfolio turnover rate	—	—	—	—	1,675%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:5 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the period because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 197

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P 500® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.7%

Technology - 21.8%
Palantir Technologies, Inc. — Class A*	3,430	$609,682
Monolithic Power Systems, Inc.	561	508,468
Crowdstrike Holdings, Inc. — Class A*	1,080	506,261
NVIDIA Corp.	2,641	492,547
KLA Corp.	382	464,161
Broadcom, Inc.	1,335	462,043
Sandisk Corp.*	1,718	407,819
Micron Technology, Inc.	1,367	390,155
Advanced Micro Devices, Inc.*	1,715	367,284
Lam Research Corp.	2,070	354,343
Datadog, Inc. — Class A*	2,203	299,586
Applied Materials, Inc.	1,001	257,247
Microsoft Corp.	516	249,548
Total Technology		5,369,144

Consumer, Cyclical - 19.0%
TKO Group Holdings, Inc.	2,652	554,268
Wynn Resorts Ltd.	4,525	544,493
Carnival Corp.	16,878	515,454
Las Vegas Sands Corp.	7,605	495,010
Ralph Lauren Corp. — Class A	1,236	437,062
Tapestry, Inc.	3,402	434,673
Royal Caribbean Cruises Ltd.	1,535	428,142
Hilton Worldwide Holdings, Inc.	1,223	351,307
Ulta Beauty, Inc.*	574	347,276
Marriott International, Inc. — Class A	1,035	321,098
O’Reilly Automotive, Inc.*	2,804	255,753
Total Consumer, Cyclical		4,684,536

Communications - 18.6%
AppLovin Corp. — Class A*	922	621,262
Robinhood Markets, Inc. — Class A*	4,829	546,160
Arista Networks, Inc.*	3,585	469,742
Expedia Group, Inc.	1,574	445,930
Uber Technologies, Inc.*	4,804	392,535
Meta Platforms, Inc. — Class A	583	384,832
DoorDash, Inc. — Class A*	1,697	384,337
Booking Holdings, Inc.	53	283,833
Alphabet, Inc. — Class A	888	277,944
Netflix, Inc.*	2,916	273,404
VeriSign, Inc.	1,118	271,618
Alphabet, Inc. — Class C	703	220,601
Total Communications		4,572,198

Consumer, Non-cyclical - 14.5%
Eli Lilly & Co.	514	552,386
HCA Healthcare, Inc.	1,076	502,342
Incyte Corp.*	4,978	491,677
Insulet Corp.*	1,465	416,412
IDEXX Laboratories, Inc.*	582	393,740
Quanta Services, Inc.	901	380,276
Monster Beverage Corp.*	4,312	330,601
Intuitive Surgical, Inc.*	448	253,729
Rollins, Inc.	4,164	249,923
Total Consumer, Non-cyclical		3,571,086

Industrial - 14.2%
Comfort Systems USA, Inc.	636	593,572
Amphenol Corp. — Class A	4,348	587,589
Howmet Aerospace, Inc.	2,746	562,985
RTX Corp.	2,282	418,519
EMCOR Group, Inc.	654	400,111
GE Vernova, Inc.	556	363,385
TransDigm Group, Inc.	226	300,546
Caterpillar, Inc.	492	281,852
Total Industrial		3,508,559

Financial - 6.1%
Berkshire Hathaway, Inc. — Class B*	1,444	725,826
Interactive Brokers Group, Inc. — Class A	7,661	492,679
Welltower, Inc. REIT	1,593	295,677
Total Financial		1,514,182

Energy - 2.2%
First Solar, Inc.*	2,107	550,412

Basic Materials - 1.8%
Newmont Corp.	4,357	435,046

Utilities - 1.5%
Vistra Corp.	2,278	367,510

Total Common Stocks
(Cost $19,847,675)		24,572,673

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$96,751	96,751
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	96,750	96,750
Total Repurchase Agreements
(Cost $193,501)		193,501

Total Investments - 100.5%
(Cost $20,041,176 )		$24,766,174
Other Assets & Liabilities, net - (0.5)%		(118,292)
Total Net Assets - 100.0%		$24,647,882

198 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P 500® PURE GROWTH FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,572,673	$—	$—	$24,572,673
Repurchase Agreements	—	193,501	—	193,501
Total Assets	$24,572,673	$193,501	$—	$24,766,174

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 199

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $19,847,675)	$24,572,673
Repurchase agreements, at value (cost $193,501)	193,501
Receivables:
Dividends	6,834
Interest	20
Total assets	24,773,028

Liabilities:
Payable for:
Professional fees	45,623
Transfer agent fees	22,187
Management fees	15,826
Printing fees	13,787
Investor service fees	5,275
Fund shares redeemed	3,292
Portfolio accounting and administration fees	2,216
Trustees’ fees*	277
Miscellaneous	16,663
Total liabilities	125,146
Net assets	$24,647,882

Net assets consist of:
Paid in capital	$20,051,372
Total distributable earnings (loss)	4,596,510
Net assets	$24,647,882
Capital shares outstanding	441,661
Net asset value per share	$55.81

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$172,008
Interest	9,799
Income from securities lending, net	38
Total investment income	181,845

Expenses:
Management fees	214,902
Investor service fees	71,634
Transfer agent fees	79,230
Professional fees	56,572
Portfolio accounting and administration fees	44,412
Custodian fees	4,208
Trustees’ fees*	3,781
Line of credit fees	9
Miscellaneous	24,110
Total expenses	498,858
Less:
Expenses reimbursed by Adviser	(14,327)
Net expenses	484,531
Net investment loss	(302,686)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,534,715
Net realized gain	3,534,715
Net change in unrealized appreciation (depreciation) on:
Investments	(84,468)
Net change in unrealized appreciation (depreciation)	(84,468)
Net realized and unrealized gain	3,450,247
Net increase in net assets resulting from operations	$3,147,561

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

200 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(302,686)	$(267,424)
Net realized gain on investments	3,534,715	3,901,016
Net change in unrealized appreciation (depreciation) on investments	(84,468)	2,569,712
Net increase in net assets resulting from operations	3,147,561	6,203,304

Distributions to shareholders	(3,577,819)	(122,311)

Capital share transactions:
Proceeds from sale of shares	45,778,186	69,693,909
Distributions reinvested	3,577,819	122,311
Cost of shares redeemed	(52,611,698)	(70,008,171)
Net decrease from capital share transactions	(3,255,693)	(191,951)
Net increase (decrease) in net assets	(3,685,951)	5,889,042

Net assets:
Beginning of year	28,333,833	22,444,791
End of year	$24,647,882	$28,333,833

Capital share activity:
Shares sold	804,379	1,379,845
Shares issued from reinvestment of distributions	63,912	2,418
Shares redeemed	(934,236)	(1,381,420)
Net increase (decrease) in shares	(65,945)	843

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 201

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$55.82	$44.29	$41.60	$70.09	$55.17
Income (loss) from investment operations:
Net investment income (loss)[a]	(.60)	(.50)	.03	(.27)	(.84)
Net gain (loss) on investments (realized and unrealized)	7.19	12.28	2.66	(19.18)	16.03
Total from investment operations	6.59	11.78	2.69	(19.45)	15.19
Less distributions from:
Net investment income	—	(.03)	—	—	—
Net realized gains	(6.60)	(.22)	—	(9.04)	(.27)
Total distributions	(6.60)	(.25)	—	(9.04)	(.27)
Net asset value, end of period	$55.81	$55.82	$44.29	$41.60	$70.09

Total Return[b]	11.75%	26.67%	6.47%	(28.35%)	27.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,648	$28,334	$22,445	$23,407	$52,617
Ratios to average net assets:
Net investment income (loss)	(1.06%)	(0.98%)	0.06%	(0.53%)	(1.34%)
Total expenses	1.74%	1.69%	1.71%	1.67%	1.60%
Net expenses[c]	1.69%	1.64%	1.69%	1.67%	1.60%
Portfolio turnover rate	197%	284%	182%	139%	155%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

202 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Non-cyclical - 32.2%
Bunge Global S.A.	3,825	$340,731
Centene Corp.*	7,905	325,291
Molina Healthcare, Inc.*	1,834	318,272
Tyson Foods, Inc. — Class A	5,378	315,259
Archer-Daniels-Midland Co.	5,376	309,066
Cigna Group	1,122	308,808
CVS Health Corp.	3,847	305,298
Humana, Inc.	1,156	296,086
Elevance Health, Inc.	758	265,717
Conagra Brands, Inc.	13,632	235,970
Kroger Co.	3,615	225,865
Global Payments, Inc.	2,550	197,370
Kraft Heinz Co.	8,000	194,000
Cardinal Health, Inc.	892	183,306
McKesson Corp.	219	179,644
Cencora, Inc. — Class A	519	175,292
Viatris, Inc.	13,622	169,594
Molson Coors Beverage Co. — Class B	3,467	161,839
Baxter International, Inc.	7,303	139,561
Sysco Corp.	1,669	122,989
Hormel Foods Corp.	4,879	115,632
Henry Schein, Inc.*	1,418	107,172
UnitedHealth Group, Inc.	315	103,985
Universal Health Services, Inc. — Class B	471	102,687
The Campbell’s Co.	3,413	95,120
Block, Inc. — Class A*	1,128	73,422
Biogen, Inc.*	409	71,980
Pfizer, Inc.	2,719	67,703
Keurig Dr Pepper, Inc.	2,374	66,496
Zimmer Biomet Holdings, Inc.	723	65,012
Total Consumer, Non-cyclical		5,639,167

Financial - 19.8%
Everest Group Ltd.	788	267,408
Prudential Financial, Inc.	1,833	206,909
Alexandria Real Estate Equities, Inc. REIT	3,909	191,306
Franklin Resources, Inc.	7,188	171,721
American International Group, Inc.	1,923	164,513
Citigroup, Inc.	1,306	152,397
Invesco Ltd.	5,652	148,478
MetLife, Inc.	1,854	146,355
Loews Corp.	1,351	142,274
Citizens Financial Group, Inc.	2,250	131,423
Truist Financial Corp.	2,659	130,849
Allstate Corp.	559	116,356
Assurant, Inc.	478	115,126
M&T Bank Corp.	546	110,008
Principal Financial Group, Inc.	1,207	106,469
VICI Properties, Inc. REIT	3,523	99,067
Huntington Bancshares, Inc.	5,704	98,965
Arch Capital Group Ltd.*	1,022	98,030
KeyCorp	4,685	96,698
Regions Financial Corp.	3,379	91,571
U.S. Bancorp	1,631	87,030
State Street Corp.	669	86,308
Chubb Ltd.	257	80,215
Travelers Companies, Inc.	269	78,026
Hartford Insurance Group, Inc.	550	75,790
PNC Financial Services Group, Inc.	363	75,769
Capital One Financial Corp.	292	70,769
Bank of America Corp.	1,251	68,805
Fifth Third Bancorp	1,389	65,019
Total Financial		3,473,654

Consumer, Cyclical - 12.4%
Ford Motor Co.	26,754	351,012
General Motors Co.	4,119	334,957
Target Corp.	2,370	231,667
United Airlines Holdings, Inc.*	1,493	166,947
Best Buy Company, Inc.	2,217	148,384
Delta Air Lines, Inc.	2,035	141,229
Dollar General Corp.	1,028	136,488
Southwest Airlines Co.	2,797	115,600
Lennar Corp. — Class A	1,119	115,033
MGM Resorts International*	2,931	106,952
Aptiv plc*	1,397	106,298
Genuine Parts Co.	595	73,161
PulteGroup, Inc.	608	71,294
DR Horton, Inc.	479	68,991
Total Consumer, Cyclical		2,168,013

Energy - 8.3%
Phillips 66	1,473	190,076
Valero Energy Corp.	1,022	166,372
Marathon Petroleum Corp.	876	142,464
APA Corp.	5,279	129,124
Diamondback Energy, Inc.	719	108,087
Devon Energy Corp.	2,739	100,330
Occidental Petroleum Corp.	2,193	90,176
Chevron Corp.	581	88,550
Halliburton Co.	2,976	84,102
Coterra Energy, Inc. — Class A	2,962	77,960
ConocoPhillips	795	74,420
Exxon Mobil Corp.	580	69,797
ONEOK, Inc.	933	68,575
SLB Ltd.	1,643	63,058
Total Energy		1,453,091

Basic Materials - 8.1%
Mosaic Co.	13,729	330,732
Dow, Inc.	12,103	282,968
DuPont de Nemours, Inc.	5,761	231,592
LyondellBasell Industries N.V. — Class A	4,918	212,949
International Paper Co.	4,286	168,825
International Flavors & Fragrances, Inc.	1,471	99,131
Nucor Corp.	563	91,831
Total Basic Materials		1,418,028

Communications - 6.6%
Comcast Corp. — Class A	7,923	236,818
Paramount Skydance Corp. — Class B	16,526	221,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 203

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P 500® PURE VALUE FUND

	Shares	Value
Charter Communications, Inc. — Class A*	993	$207,289
Verizon Communications, Inc.	2,604	106,061
AT&T, Inc.	3,720	92,405
Omnicom Group, Inc.	1,105	89,229
Walt Disney Co.	621	70,651
Warner Bros Discovery, Inc.*	2,363	68,102
News Corp. — Class A	1,938	50,621
News Corp. — Class B	648	19,200
Total Communications		1,161,824

Industrial - 5.8%
Smurfit WestRock plc	6,643	256,885
Stanley Black & Decker, Inc.	2,470	183,472
Amcor plc	14,739	122,923
FedEx Corp.	404	116,699
Textron, Inc.	1,080	94,144
Builders FirstSource, Inc.*	788	81,077
Huntington Ingalls Industries, Inc.	224	76,176
Ball Corp.	1,425	75,482
Total Industrial		1,006,858

Utilities - 3.9%
PG&E Corp.	9,243	148,535
Edison International	2,075	124,541
AES Corp.	7,319	104,954
Consolidated Edison, Inc.	812	80,648
Pinnacle West Capital Corp.	900	79,830
Eversource Energy	1,135	76,420
Exelon Corp.	1,562	68,088
Total Utilities		683,016

Technology - 2.3%
Hewlett Packard Enterprise Co.	6,727	161,582
HP, Inc.	5,474	121,961
Fiserv, Inc.*	1,762	118,354
Total Technology		401,897

Total Common Stocks
(Cost $13,746,151)		17,405,548

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$68,749	68,749
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	68,749	68,749
Total Repurchase Agreements
(Cost $137,498)		137,498

Total Investments - 100.2%
(Cost $13,883,649)		$17,543,046
Other Assets & Liabilities, net - (0.2)%		(42,740)
Total Net Assets - 100.0%		$17,500,306

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$17,405,548	$—	$—	$17,405,548
Repurchase Agreements	—	137,498	—	137,498
Total Assets	$17,405,548	$137,498	$—	$17,543,046

204 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $13,746,151)	$17,405,548
Repurchase agreements, at value (cost $137,498)	137,498
Receivables:
Securities sold	124,578
Dividends	19,562
Interest	14
Total assets	17,687,200

Liabilities:
Payable for:
Fund shares redeemed	105,043
Professional fees	29,352
Transfer agent fees	14,689
Management fees	11,833
Investor service fees	3,944
Portfolio accounting and administration fees	1,656
Trustees’ fees*	180
Miscellaneous	20,197
Total liabilities	186,894
Net assets	$17,500,306

Net assets consist of:
Paid in capital	$14,872,169
Total distributable earnings (loss)	2,628,137
Net assets	$17,500,306
Capital shares outstanding	265,794
Net asset value per share	$65.84

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $20)	$485,319
Interest	5,660
Income from securities lending, net	280
Total investment income	491,259

Expenses:
Management fees	138,259
Investor service fees	46,086
Transfer agent fees	51,169
Professional fees	37,858
Portfolio accounting and administration fees	28,573
Custodian fees	2,681
Trustees’ fees*	2,480
Line of credit fees	3
Miscellaneous	13,578
Total expenses	320,687
Less:
Expenses reimbursed by Adviser	(9,217)
Net expenses	311,470
Net investment income	179,789

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,554,791
Net realized gain	1,554,791
Net change in unrealized appreciation (depreciation) on:
Investments	597,404
Net change in unrealized appreciation (depreciation)	597,404
Net realized and unrealized gain	2,152,195
Net increase in net assets resulting from operations	$2,331,984

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 205

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$179,789	$208,582
Net realized gain on investments	1,554,791	1,744,012
Net change in unrealized appreciation (depreciation) on investments	597,404	(175,473)
Net increase in net assets resulting from operations	2,331,984	1,777,121

Distributions to shareholders	(1,021,809)	(247,566)

Capital share transactions:
Proceeds from sale of shares	43,468,899	40,093,751
Distributions reinvested	1,021,809	247,566
Cost of shares redeemed	(46,642,082)	(43,003,724)
Net decrease from capital share transactions	(2,151,374)	(2,662,407)
Net decrease in net assets	(841,199)	(1,132,852)

Net assets:
Beginning of year	18,341,505	19,474,357
End of year	$17,500,306	$18,341,505

Capital share activity:
Shares sold	708,154	687,536
Shares issued from reinvestment of distributions	17,295	4,233
Shares redeemed	(762,917)	(740,653)
Net decrease in shares	(37,468)	(48,884)

206 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$60.48	$55.30	$52.80	$61.26	$46.76
Income (loss) from investment operations:
Net investment income (loss)[a]	.60	.62	.56	.50	.50
Net gain (loss) on investments (realized and unrealized)	8.65	5.35	2.73	(2.25)	14.56
Total from investment operations	9.25	5.97	3.29	(1.75)	15.06
Less distributions from:
Net investment income	(.79)	(.79)	(.79)	(.57)	(.36)
Net realized gains	(3.10)	—	—	(6.14)	(.20)
Total distributions	(3.89)	(.79)	(.79)	(6.71)	(.56)
Net asset value, end of period	$65.84	$60.48	$55.30	$52.80	$61.26

Total Return[b]	16.02%	10.84%	6.29%	(2.55%)	32.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,500	$18,342	$19,474	$33,199	$30,303
Ratios to average net assets:
Net investment income (loss)	0.98%	1.07%	1.07%	0.86%	0.87%
Total expenses	1.74%	1.69%	1.70%	1.67%	1.59%
Net expenses[c]	1.69%	1.64%	1.69%	1.67%	1.59%
Portfolio turnover rate	247%	216%	88%	280%	184%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 207

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 100.0%

Industrial - 26.6%
Woodward, Inc.	578	$174,741
AeroVironment, Inc.*	703	170,048
Fabrinet*	324	147,511
Dycom Industries, Inc.*	431	145,635
Sterling Infrastructure, Inc.*	441	135,047
MasTec, Inc.*	621	134,987
Curtiss-Wright Corp.	234	128,997
ATI, Inc.*	1,042	119,580
Kratos Defense & Security Solutions, Inc.*	1,447	109,842
Chart Industries, Inc.*	503	103,734
BWX Technologies, Inc.	572	98,864
Coherent Corp.*	522	96,345
SPX Technologies, Inc.*	461	92,228
nVent Electric plc	843	85,961
EnerSys	554	81,300
XPO, Inc.*	596	81,002
ITT, Inc.	420	72,874
Flex Ltd.*	1,204	72,746
Flowserve Corp.	908	62,997
Watts Water Technologies, Inc. — Class A	223	61,552
Hexcel Corp.	822	60,746
RBC Bearings, Inc.*	134	60,090
Tetra Tech, Inc.	1,632	54,737
TopBuild Corp.*	103	42,971
Total Industrial		2,394,535

Consumer, Non-cyclical - 26.1%
Medpace Holdings, Inc.*	354	198,824
Halozyme Therapeutics, Inc.*	2,869	193,084
Celsius Holdings, Inc.*	3,879	177,425
United Therapeutics Corp.*	289	140,815
Exelixis, Inc.*	2,892	126,757
Neurocrine Biosciences, Inc.*	854	121,123
Ensign Group, Inc.	682	118,804
Option Care Health, Inc.*	3,696	117,755
Tenet Healthcare Corp.*	587	116,649
UL Solutions, Inc. — Class A	1,418	111,824
Globus Medical, Inc. — Class A*	1,253	109,400
Penumbra, Inc.*	342	106,331
Elanco Animal Health, Inc.*	3,880	87,804
API Group Corp.*	2,250	86,085
Jazz Pharmaceuticals plc*	474	80,580
Valvoline, Inc.*	2,106	61,200
Coca-Cola Consolidated, Inc.	396	60,707
HealthEquity, Inc.*	658	60,279
Encompass Health Corp.	559	59,332
Sotera Health Co.*	3,359	59,253
LivaNova plc*	925	56,915
Paylocity Holding Corp.*	346	52,765
Grand Canyon Education, Inc.*	313	52,055
Total Consumer, Non-cyclical		2,355,766

Technology - 13.1%
Rambus, Inc.*	1,710	157,132
Twilio, Inc. — Class A*	906	128,869
CACI International, Inc. — Class A*	189	100,701
Pure Storage, Inc. — Class A*	1,418	95,020
Lumentum Holdings, Inc.*	243	89,567
Appfolio, Inc. — Class A*	361	83,987
MACOM Technology Solutions Holdings, Inc.*	456	78,104
Doximity, Inc. — Class A*	1,712	75,807
Pegasystems, Inc.	1,122	67,006
Okta, Inc.*	766	66,236
Dropbox, Inc. — Class A*	2,380	66,164
Guidewire Software, Inc.*	301	60,504
Dynatrace, Inc.*	1,352	58,596
ExlService Holdings, Inc.*	1,163	49,358
Total Technology		1,177,051

Consumer, Cyclical - 12.5%
Five Below, Inc.*	857	161,424
FirstCash Holdings, Inc.	810	129,098
Boyd Gaming Corp.	1,337	113,966
Somnigroup International, Inc.	1,238	110,529
Hilton Grand Vacations, Inc.*	2,089	93,483
Travel + Leisure Co.	1,295	91,336
Planet Fitness, Inc. — Class A*	789	85,583
RB Global, Inc.	790	81,267
Ollie’s Bargain Outlet Holdings, Inc.*	724	79,358
Wingstop, Inc.	268	63,915
Churchill Downs, Inc.	521	59,279
Casey’s General Stores, Inc.	105	58,035
Total Consumer, Cyclical		1,127,273

Basic Materials - 5.7%
Hecla Mining Co.	9,014	172,979
Carpenter Technology Corp.	491	154,586
Royal Gold, Inc.	535	118,925
NewMarket Corp.	92	63,228
Total Basic Materials		509,718

Communications - 5.5%
EchoStar Corp. — Class A*	1,550	168,485
Ciena Corp.*	592	138,451
Hims & Hers Health, Inc.*	3,979	129,198
New York Times Co. — Class A	807	56,022
Total Communications		492,156

Financial - 4.1%
Sabra Health Care REIT, Inc.	5,514	104,435
Federated Hermes, Inc. — Class B	1,594	83,000
Affiliated Managers Group, Inc.	252	72,646
Kinsale Capital Group, Inc.	159	62,188
First Industrial Realty Trust, Inc. REIT	797	45,644
Total Financial		367,913

Energy - 3.6%
TechnipFMC plc	3,452	153,821
Valaris Ltd.*	2,432	122,573
Antero Midstream Corp.	2,861	50,897
Total Energy		327,291

208 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value
Utilities - 2.8%
Talen Energy Corp.*	472	$176,924
Ormat Technologies, Inc.	693	76,556
Total Utilities		253,480

Total Common Stocks
(Cost $7,910,340)		9,005,183

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$33,579	33,579
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	33,578	33,578
Total Repurchase Agreements
(Cost $67,157)		$67,157

Total Investments - 100.7%
(Cost $7,977,497)		$9,072,340
Other Assets & Liabilities, net - (0.7)%		(64,291)
Total Net Assets - 100.0%		$9,008,049

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$9,005,183	$—	$—	$9,005,183
Repurchase Agreements	—	67,157	—	67,157
Total Assets	$9,005,183	$67,157	$—	$9,072,340

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 209

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $7,910,340)	$9,005,183
Repurchase agreements, at value (cost $67,157)	67,157
Cash	37
Receivables:
Dividends	2,682
Interest	7
Total assets	9,075,066

Liabilities:
Payable for:
Fund shares redeemed	23,264
Professional fees	15,413
Transfer agent fees	7,665
Management fees	6,464
Investor service fees	2,155
Portfolio accounting and administration fees	905
Trustees’ fees*	96
Miscellaneous	11,055
Total liabilities	67,017
Net assets	$9,008,049

Net assets consist of:
Paid in capital	$7,440,511
Total distributable earnings (loss)	1,567,538
Net assets	$9,008,049
Capital shares outstanding	232,566
Net asset value per share	$38.73

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding tax of $347)	$77,325
Interest	3,358
Income from securities lending, net	263
Total investment income	80,946

Expenses:
Management fees	72,603
Investor service fees	24,201
Transfer agent fees	27,440
Professional fees	22,500
Portfolio accounting and administration fees	15,005
Custodian fees	1,424
Trustees’ fees*	1,409
Line of credit fees	17
Miscellaneous	3,907
Total expenses	168,506
Less:
Expenses reimbursed by Adviser	(4,840)
Net expenses	163,666
Net investment loss	(82,720)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	838,992
Net realized gain	838,992
Net change in unrealized appreciation (depreciation) on:
Investments	(297,703)
Net change in unrealized appreciation (depreciation)	(297,703)
Net realized and unrealized gain	541,289
Net increase in net assets resulting from operations	$458,569

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

210 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(82,720)	$(121,144)
Net realized gain on investments	838,992	1,360,431
Net change in unrealized appreciation (depreciation) on investments	(297,703)	335,605
Net increase in net assets resulting from operations	458,569	1,574,892

Distributions to shareholders	(512,239)	(981)

Capital share transactions:
Proceeds from sale of shares	13,303,903	37,472,204
Distributions reinvested	512,239	981
Cost of shares redeemed	(16,855,615)	(35,924,565)
Net increase (decrease) from capital share transactions	(3,039,473)	1,548,620
Net increase (decrease) in net assets	(3,093,143)	3,122,531

Net assets:
Beginning of year	12,101,192	8,978,661
End of year	$9,008,049	$12,101,192

Capital share activity:
Shares sold	351,886	976,987
Shares issued from reinvestment of distributions	13,803	25
Shares redeemed	(449,874)	(933,202)
Net increase (decrease) in shares	(84,185)	43,810

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 211

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$38.20	$32.90	$28.69	$46.84	$45.31
Income (loss) from investment operations:
Net investment income (loss)[a]	(.32)	(.35)	(.16)	(.19)	(.59)
Net gain (loss) on investments (realized and unrealized)	2.97	5.65	4.37	(10.46)	6.04
Total from investment operations	2.65	5.30	4.21	(10.65)	5.45
Less distributions from:
Net realized gains	(2.12)	— [d]	—	(7.50)	(3.92)
Total distributions	(2.12)	—	—	(7.50)	(3.92)
Net asset value, end of period	$38.73	$38.20	$32.90	$28.69	$46.84

Total Return[b]	7.18%	16.15%	14.67%	(22.62%)	12.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,008	$12,101	$8,979	$11,962	$18,633
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(0.92%)	(0.52%)	(0.55%)	(1.23%)
Total expenses	1.74%	1.69%	1.71%	1.67%	1.60%
Net expenses[c]	1.69%	1.64%	1.69%	1.67%	1.60%
Portfolio turnover rate	188%	322%	197%	227%	159%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than $0.01.

212 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Cyclical - 25.3%
Lear Corp.	1,266	$145,084
Lithia Motors, Inc. — Class A	395	131,270
Macy’s, Inc.	5,481	120,856
Alaska Air Group, Inc.*	2,305	115,942
PVH Corp.	1,672	112,058
Harley-Davidson, Inc.	5,005	102,553
Penske Automotive Group, Inc.	631	99,881
Whirlpool Corp.	1,258	90,752
AutoNation, Inc.*	418	86,309
Goodyear Tire & Rubber Co.*	9,283	81,319
Taylor Morrison Home Corp. — Class A*	1,363	80,240
KB Home	1,294	72,994
Thor Industries, Inc.	706	72,485
American Airlines Group, Inc.*	4,280	65,612
BorgWarner, Inc.	1,255	56,550
Aramark	1,183	43,605
Murphy USA, Inc.	107	43,177
Visteon Corp.	429	40,798
WESCO International, Inc.	161	39,387
Columbia Sportswear Co.	678	37,351
Gap, Inc.	1,407	36,019
Polaris, Inc.	500	31,625
BJ’s Wholesale Club Holdings, Inc.*	346	31,150
Bath & Body Works, Inc.	1,471	29,538
Total Consumer, Cyclical		1,766,555

Financial - 23.0%
Brighthouse Financial, Inc.*	2,267	146,879
Kemper Corp.	2,874	116,512
Reinsurance Group of America, Inc. — Class A	524	106,613
Park Hotels & Resorts, Inc. REIT	9,357	97,874
Flagstar Bank North America	4,608	58,015
Voya Financial, Inc.	776	57,804
Corebridge Financial, Inc.	1,901	57,353
Unum Group	736	57,040
Valley National Bancorp	4,427	51,707
Selective Insurance Group, Inc.	610	51,039
First American Financial Corp.	829	50,934
Ally Financial, Inc.	1,073	48,596
Prosperity Bancshares, Inc.	697	48,170
Bank OZK	1,046	48,137
FNB Corp.	2,795	47,794
Jones Lang LaSalle, Inc.*	141	47,442
CNO Financial Group, Inc.	1,090	46,292
United Bankshares, Inc.	1,036	39,782
Associated Banc-Corp.	1,540	39,670
Jefferies Financial Group, Inc.	635	39,351
Cousins Properties, Inc. REIT	1,526	39,341
SOUTHSTATE BANK CORP	414	38,962
Kilroy Realty Corp. REIT	1,040	38,865
Columbia Banking System, Inc.	1,256	35,105
Zions Bancorp North America	595	34,831
Old National Bancorp	1,538	34,313
Webster Financial Corp.	541	34,051
Pinnacle Financial Partners, Inc.	353	33,680
Starwood Property Trust, Inc. REIT	1,621	29,194
Hancock Whitney Corp.	458	29,165
Total Financial		1,604,511

Industrial - 18.0%
Avnet, Inc.	3,328	160,010
Arrow Electronics, Inc.*	1,393	153,481
TD SYNNEX Corp.	773	116,128
Fluor Corp.*	2,242	88,850
Greif, Inc. — Class A	1,198	81,104
Sonoco Products Co.	1,840	80,298
Graphic Packaging Holding Co.	5,102	76,836
Terex Corp.	1,335	71,262
GXO Logistics, Inc.*	1,304	68,643
Knight-Swift Transportation Holdings, Inc.	1,154	60,331
Avient Corp.	1,892	59,106
CNH Industrial N.V.	5,969	55,034
Silgan Holdings, Inc.	1,326	53,531
Ryder System, Inc.	274	52,441
UFP Industries, Inc.	450	40,973
AGCO Corp.	379	39,537
Total Industrial		1,257,565

Energy - 10.9%
PBF Energy, Inc. — Class A	4,778	129,579
HF Sinclair Corp.	2,630	121,190
Civitas Resources, Inc.	4,445	120,415
NOV, Inc.	6,106	95,437
Chord Energy Corp.	943	87,416
Matador Resources Co.	1,326	56,276
Murphy Oil Corp.	1,721	53,781
Ovintiv, Inc.	1,319	51,692
Permian Resources Corp.	2,887	40,505
Total Energy		756,291

Consumer, Non-cyclical - 10.0%
Coty, Inc. — Class A*	32,101	98,871
Albertsons Companies, Inc. — Class A	5,401	92,735
Flowers Foods, Inc.	8,387	91,251
Performance Food Group Co.*	901	81,018
Pilgrim’s Pride Corp.	1,614	62,930
Post Holdings, Inc.*	588	58,241
US Foods Holding Corp.*	654	49,259
Darling Ingredients, Inc.*	1,346	48,456
Ingredion, Inc.	372	41,017
Envista Holdings Corp.*	1,888	40,989
Euronet Worldwide, Inc.*	468	35,619
Total Consumer, Non-cyclical		700,386

Technology - 6.4%
Concentrix Corp.	4,777	198,628
ASGN, Inc.*	2,255	108,623
Kyndryl Holdings, Inc.*	2,328	61,832
Science Applications International Corp.	514	51,739
KBR, Inc.	666	26,773
Total Technology		447,595

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 213

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value
Basic Materials - 5.8%
Olin Corp.	5,608	$116,815
Cleveland-Cliffs, Inc.*	7,671	101,871
Westlake Corp.	974	72,017
Alcoa Corp.	983	52,237
Commercial Metals Co.	450	31,149
Cabot Corp.	444	29,428
Total Basic Materials		403,517

Total Common Stocks
(Cost $5,875,417)		6,936,420

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$31,770	31,770
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	31,770	31,770
Total Repurchase Agreements
(Cost $63,540)		63,540

Total Investments - 100.3%
(Cost $5,938,957)		$6,999,960
Other Assets & Liabilities, net - (0.3)%		(23,602)
Total Net Assets - 100.0%		$6,976,358

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,936,420	$—	$—	$6,936,420
Repurchase Agreements	—	63,540	—	63,540
Total Assets	$6,936,420	$63,540	$—	$6,999,960

214 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $5,875,417)	$6,936,420
Repurchase agreements, at value (cost $63,540)	63,540
Receivables:
Dividends	11,407
Fund shares sold	110
Interest	7
Total assets	7,011,484

Liabilities:
Payable for:
Professional fees	11,655
Transfer agent fees	6,000
Management fees	5,860
Printing fees	3,522
Investor service fees	1,954
Portfolio accounting and administration fees	820
Fund shares redeemed	496
Trustees’ fees*	72
Miscellaneous	4,747
Total liabilities	35,126
Net assets	$6,976,358

Net assets consist of:
Paid in capital	$6,591,726
Total distributable earnings (loss)	384,632
Net assets	$6,976,358
Capital shares outstanding	144,737
Net asset value per share	$48.20

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$174,475
Interest	2,358
Income from securities lending, net	234
Total investment income	177,067

Expenses:
Management fees	54,900
Investor service fees	18,300
Transfer agent fees	20,241
Professional fees	15,099
Portfolio accounting and administration fees	11,346
Custodian fees	1,067
Trustees’ fees*	979
Line of credit fees	100
Miscellaneous	5,325
Total expenses	127,357
Less:
Expenses reimbursed by Adviser	(3,660)
Net expenses	123,697
Net investment income	53,370

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	266,684
Net realized gain	266,684
Net change in unrealized appreciation (depreciation) on:
Investments	(52,200)
Net change in unrealized appreciation (depreciation)	(52,200)
Net realized and unrealized gain	214,484
Net increase in net assets resulting from operations	$267,854

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 215

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$53,370	$11,395
Net realized gain on investments	266,684	995,099
Net change in unrealized appreciation (depreciation) on investments	(52,200)	(895,240)
Net increase in net assets resulting from operations	267,854	111,254

Distributions to shareholders	(688,163)	(361,848)

Capital share transactions:
Proceeds from sale of shares	13,386,117	9,545,572
Distributions reinvested	688,163	361,848
Cost of shares redeemed	(14,238,201)	(13,586,185)
Net decrease from capital share transactions	(163,921)	(3,678,765)
Net decrease in net assets	(584,230)	(3,929,359)

Net assets:
Beginning of year	7,560,588	11,489,947
End of year	$6,976,358	$7,560,588

Capital share activity:
Shares sold	267,728	187,884
Shares issued from reinvestment of distributions	14,503	7,529
Shares redeemed	(287,050)	(271,582)
Net decrease in shares	(4,819)	(76,169)

216 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$50.55	$50.90	$39.82	$54.73	$43.24
Income (loss) from investment operations:
Net investment income (loss)[a]	.36	.07	.01	.29	.26
Net gain (loss) on investments (realized and unrealized)	2.64	2.05	11.07	(3.74)	13.11
Total from investment operations	3.00	2.12	11.08	(3.45)	13.37
Less distributions from:
Net investment income	(.06)	(.04)	—	(.55)	(.04)
Net realized gains	(5.29)	(2.43)	—	(10.91)	(1.84)
Total distributions	(5.35)	(2.47)	—	(11.46)	(1.88)
Net asset value, end of period	$48.20	$50.55	$50.90	$39.82	$54.73

Total Return[b]	6.12%	4.42%	27.83%	(5.22%)	31.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,976	$7,561	$11,490	$12,027	$13,823
Ratios to average net assets:
Net investment income (loss)	0.73%	0.14%	0.02%	0.63%	0.49%
Total expenses	1.74%	1.69%	1.71%	1.67%	1.59%
Net expenses[c]	1.69%	1.64%	1.69%	1.67%	1.59%
Portfolio turnover rate	247%	152%	238%	257%	216%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 217

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
COMMON STOCKS† - 99.6%

Consumer, Non-cyclical - 31.4%
PTC Therapeutics, Inc.*	2,358	$179,114
Progyny, Inc.*	6,302	161,835
ACADIA Pharmaceuticals, Inc.*	5,932	158,444
Arrowhead Pharmaceuticals, Inc.*	2,333	154,888
Protagonist Therapeutics, Inc.*	1,764	154,068
TransMedics Group, Inc.*	1,223	148,778
Collegium Pharmaceutical, Inc.*	3,128	144,826
ANI Pharmaceuticals, Inc.*	1,738	137,198
Indivior plc*	3,675	131,859
Chefs’ Warehouse, Inc.*	1,926	120,048
Phibro Animal Health Corp. — Class A	3,178	118,730
Krystal Biotech, Inc.*	430	106,012
Artivion, Inc.*	2,263	103,216
Ligand Pharmaceuticals, Inc. — Class B*	530	100,207
Catalyst Pharmaceuticals, Inc.*	4,192	97,841
TG Therapeutics, Inc.*	3,014	89,847
Adtalem Global Education, Inc.*	868	89,812
Vital Farms, Inc.*	2,679	85,567
BrightSpring Health Services, Inc.*	2,238	83,813
Harmony Biosciences Holdings, Inc.*	2,182	81,650
Veracyte, Inc.*	1,909	80,369
Cal-Maine Foods, Inc.	978	77,819
Healthcare Services Group, Inc.*	3,988	76,251
Pediatrix Medical Group, Inc.*	3,555	76,042
Sezzle, Inc.*	1,126	71,473
ADMA Biologics, Inc.*	3,851	70,242
Privia Health Group, Inc.*	2,837	67,265
Pacira BioSciences, Inc.*	2,444	63,251
National Healthcare Corp.	442	60,594
UFP Technologies, Inc.*	245	54,397
Corcept Therapeutics, Inc.*	1,496	52,061
Alkermes plc*	1,725	48,266
EVERTEC, Inc.	1,604	46,660
Tootsie Roll Industries, Inc.	1,096	40,146
Inspire Medical Systems, Inc.*	326	30,067
Ligand Pharmaceuticals, Inc.*,†††	169	—
Ligand Pharmaceuticals, Inc.*,†††	169	—
Total Consumer, Non-cyclical		3,362,656

Financial - 21.5%
ARMOUR Residential, Inc. REIT	8,971	158,697
Adamas Trust, Inc. REIT	20,287	148,095
SiriusPoint Ltd.*	6,662	145,831
Enova International, Inc.*	833	130,948
Acadian Asset Management, Inc.	2,631	123,657
StoneX Group, Inc.*	1,271	120,910
Palomar Holdings, Inc.*	894	120,476
HCI Group, Inc.	602	115,397
Mercury General Corp.	1,223	115,035
Ellington Financial, Inc. REIT	8,284	112,497
EZCORP, Inc. — Class A*	5,464	106,111
St. Joe Co.	1,720	102,117
Bancorp, Inc.*	1,438	97,094
PennyMac Mortgage Investment Trust REIT	7,587	95,217
Axos Financial, Inc.*	994	85,643
Curbline Properties Corp. REIT	3,674	85,273
StepStone Group, Inc. — Class A	1,043	66,929
Pathward Financial, Inc.	882	62,622
PJT Partners, Inc. — Class A	364	60,861
NMI Holdings, Inc. — Class A*	1,340	54,659
Virtu Financial, Inc. — Class A	1,637	54,545
WisdomTree, Inc.	4,433	54,038
CareTrust REIT, Inc.	1,275	46,104
Preferred Bank/Los Angeles CA	471	44,476
Total Financial		2,307,232

Industrial - 20.4%
Primoris Services Corp.	1,125	139,657
OSI Systems, Inc.*	491	125,234
DXP Enterprises, Inc.*	1,134	124,502
Powell Industries, Inc.	325	103,604
Vicor Corp.*	887	97,215
Enviri Corp.*	5,026	90,066
National Presto Industries, Inc.	836	89,251
AAR Corp.*	1,078	89,248
MYR Group, Inc.*	402	87,837
Sanmina Corp.*	553	82,989
ESCO Technologies, Inc.	423	82,650
AZZ, Inc.	762	81,671
Federal Signal Corp.	743	80,682
TTM Technologies, Inc.*	1,149	79,281
Everus Construction Group, Inc.*	894	76,491
Armstrong World Industries, Inc.	395	75,484
Mirion Technologies, Inc.*	3,213	75,248
International Seaways, Inc.	1,478	71,757
Advanced Energy Industries, Inc.	326	68,255
Mercury Systems, Inc.*	816	59,576
Granite Construction, Inc.	456	52,600
JBT Marel Corp.	341	51,379
Badger Meter, Inc.	292	50,928
Proto Labs, Inc.*	1,001	50,641
Zurn Elkay Water Solutions Corp.	952	44,258
Frontdoor, Inc.*	723	41,710
Moog, Inc. — Class A	168	40,916
Brady Corp. — Class A	481	37,696
Standex International Corp.	152	33,026
Total Industrial		2,183,852

Technology - 8.3%
ACM Research, Inc. — Class A*	4,073	160,680
Clear Secure, Inc. — Class A	3,771	132,287
DigitalOcean Holdings, Inc.*	2,217	106,682
Adeia, Inc.	6,055	104,449
CSG Systems International, Inc.	1,135	87,043
Waystar Holding Corp.*	1,914	62,683
LiveRamp Holdings, Inc.*	1,622	47,638
FormFactor, Inc.*	769	42,895
Agilysys, Inc.*	357	42,426
Digi International, Inc.*	898	38,874
PDF Solutions, Inc.*	1,194	34,065

218 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value
SiTime Corp.*	88	$31,081
Total Technology		890,803

Communications - 7.8%
InterDigital, Inc.	450	143,271
Uniti Group, Inc.*	17,491	122,612
Liquidity Services, Inc.*	3,338	101,175
Calix, Inc.*	1,596	84,476
Viasat, Inc.*	2,077	71,574
Upwork, Inc.*	3,146	62,354
Viavi Solutions, Inc.*	3,359	59,857
Etsy, Inc.*	1,035	57,380
TripAdvisor, Inc.*	3,807	55,430
Sprinklr, Inc. — Class A*	5,489	42,704
Gogo, Inc.*	8,140	37,933
Total Communications		838,766

Consumer, Cyclical - 7.6%
Urban Outfitters, Inc.*	1,365	102,730
PriceSmart, Inc.	656	80,472
Brinker International, Inc.*	558	80,084
OPENLANE, Inc.*	2,673	79,602
Boot Barn Holdings, Inc.*	416	73,411
XPEL, Inc.*	1,238	61,788
National Vision Holdings, Inc.*	2,357	60,858
Acushnet Holdings Corp.	723	57,710
Red Rock Resorts, Inc. — Class A	849	52,596
Installed Building Products, Inc.	188	48,765
Monarch Casino & Resort, Inc.	419	40,098
Cavco Industries, Inc.*	62	36,626
Dorman Products, Inc.*	293	36,095
Total Consumer, Cyclical		810,835

Energy - 1.9%
Tidewater, Inc.*	1,782	90,009
Archrock, Inc.	2,480	64,529
Sunrun, Inc.*	2,638	48,539
Total Energy		203,077

Basic Materials - 0.4%
Sensient Technologies Corp.	483	45,378

Utilities - 0.3%
Clearway Energy, Inc. — Class C	802	26,675
Clearway Energy, Inc. — Class A	327	10,274
Total Utilities		36,949

Total Common Stocks
(Cost $9,554,800)		10,679,548

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$36,200	36,200
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	36,200	36,200
Total Repurchase Agreements
(Cost $72,400)		72,400

Total Investments - 100.3%
(Cost $9,627,200)		$10,751,948
Other Assets & Liabilities, net - (0.3)%		(27,116)
Total Net Assets - 100.0%		$10,724,832

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 219

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$10,679,548	$—	$—	*	$10,679,548
Repurchase Agreements	—	72,400	—		72,400
Total Assets	$10,679,548	$72,400	$—		$10,751,948

*	Security has a market value of $0.

220 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $9,554,800)	$10,679,548
Repurchase agreements, at value (cost $72,400)	72,400
Receivables:
Dividends	9,250
Interest	8
Total assets	10,761,206

Liabilities:
Payable for:
Professional fees	12,109
Transfer agent fees	6,416
Management fees	5,313
Printing fees	3,659
Investor service fees	1,771
Fund shares redeemed	1,079
Portfolio accounting and administration fees	744
Trustees’ fees*	77
Miscellaneous	5,206
Total liabilities	36,374
Net assets	$10,724,832

Net assets consist of:
Paid in capital	$10,216,693
Total distributable earnings (loss)	508,139
Net assets	$10,724,832
Capital shares outstanding	186,862
Net asset value per share	$57.39

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$60,685
Interest	2,480
Income from securities lending, net	144
Total investment income	63,309

Expenses:
Management fees	57,036
Transfer agent fees	20,855
Investor service fees	19,012
Professional fees	15,083
Portfolio accounting and administration fees	11,788
Custodian fees	1,152
Trustees’ fees*	977
Line of credit fees	18
Miscellaneous	6,300
Total expenses	132,221
Less:
Expenses reimbursed by Adviser	(3,802)
Net expenses	128,419
Net investment loss	(65,110)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	309,853
Net realized gain	309,853
Net change in unrealized appreciation (depreciation) on:
Investments	150,081
Net change in unrealized appreciation (depreciation)	150,081
Net realized and unrealized gain	459,934
Net increase in net assets resulting from operations	$394,824

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 221

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(65,110)	$(23,591)
Net realized gain on investments	309,853	351,616
Net change in unrealized appreciation (depreciation) on investments	150,081	7,311
Net increase in net assets resulting from operations	394,824	335,336

Capital share transactions:
Proceeds from sale of shares	23,218,007	22,551,096
Cost of shares redeemed	(20,496,953)	(21,999,098)
Net increase from capital share transactions	2,721,054	551,998
Net increase in net assets	3,115,878	887,334

Net assets:
Beginning of year	7,608,954	6,721,620
End of year	$10,724,832	$7,608,954

Capital share activity:
Shares sold	420,591	433,645
Shares redeemed	(377,699)	(427,271)
Net increase in shares	42,892	6,374

222 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$52.85	$48.85	$41.63	$72.13	$60.80
Income (loss) from investment operations:
Net investment income (loss)[a]	(.47)	(.16)	(.03)	.03	(.76)
Net gain (loss) on investments (realized and unrealized)	5.01	4.16	7.29	(20.84)	12.40
Total from investment operations	4.54	4.00	7.26	(20.81)	11.64
Less distributions from:
Net investment income	—	—	(.04)	—	—
Net realized gains	—	—	—	(9.69)	(.31)
Total distributions	—	—	(.04)	(9.69)	(.31)
Net asset value, end of period	$57.39	$52.85	$48.85	$41.63	$72.13

Total Return[b]	8.59%	8.19%	17.47%	(29.90%)	19.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,725	$7,609	$6,722	$5,897	$12,957
Ratios to average net assets:
Net investment income (loss)	(0.86%)	(0.30%)	(0.07%)	0.06%	(1.08%)
Total expenses	1.74%	1.69%	1.71%	1.67%	1.60%
Net expenses[c]	1.69%	1.64%	1.69%	1.67%	1.60%
Portfolio turnover rate	315%	317%	223%	174%	219%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 223

SCHEDULE OF INVESTMENTS	December 31, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Cyclical - 33.4%
MillerKnoll, Inc.	8,159	$149,147
Newell Brands, Inc.	39,896	148,413
Kohl’s Corp.	6,866	140,135
MarineMax, Inc.*	5,677	137,554
Winnebago Industries, Inc.	3,226	130,717
G-III Apparel Group Ltd.	4,496	130,204
CarMax, Inc.*	3,308	127,821
American Axle & Manufacturing Holdings, Inc.*	18,874	120,982
ScanSource, Inc.*	3,049	119,094
Titan International, Inc.*	15,079	118,069
Century Communities, Inc.	1,951	115,792
Adient plc*	5,914	113,371
Asbury Automotive Group, Inc.*	480	111,614
Marriott Vacations Worldwide Corp.	1,916	110,534
JetBlue Airways Corp.*	23,638	107,553
Leggett & Platt, Inc.	9,173	100,903
Oxford Industries, Inc.	2,896	99,043
Cracker Barrel Old Country Store, Inc.	3,711	94,259
Guess?, Inc.	5,596	93,733
LGI Homes, Inc.*	2,132	91,591
Group 1 Automotive, Inc.	225	88,493
Fox Factory Holding Corp.*	5,097	87,210
Carter’s, Inc.	2,647	85,842
Dream Finders Homes, Inc. — Class A*	4,667	79,806
Bloomin’ Brands, Inc.	12,808	79,025
Sonic Automotive, Inc. — Class A	1,261	78,005
Standard Motor Products, Inc.	2,101	77,422
Penn Entertainment, Inc.*	5,181	76,420
LKQ Corp.	2,382	71,936
Caesars Entertainment, Inc.*	3,037	71,035
Under Armour, Inc. — Class A*	13,376	66,479
Tri Pointe Homes, Inc.*	2,039	64,167
Sally Beauty Holdings, Inc.*	3,958	56,441
Sun Country Airlines Holdings, Inc.*	3,792	54,567
Advance Auto Parts, Inc.	1,380	54,234
Meritage Homes Corp.	802	52,772
Phinia, Inc.	827	51,845
PC Connection, Inc.	843	48,692
Dave & Buster’s Entertainment, Inc.*	2,974	48,209
Academy Sports & Outdoors, Inc.	961	48,012
Central Garden & Pet Co. — Class A*	1,598	46,646
M/I Homes, Inc.*	349	44,654
Rush Enterprises, Inc. — Class A	757	40,833
Under Armour, Inc. — Class C*	8,344	40,051
Allegiant Travel Co. — Class A*	386	32,914
Ethan Allen Interiors, Inc.	1,241	28,344
La-Z-Boy, Inc.	746	27,803
Central Garden & Pet Co.*	251	8,070
Total Consumer, Cyclical		3,970,456

Consumer, Non-cyclical - 20.9%
ManpowerGroup, Inc.	5,379	159,918
Edgewell Personal Care Co.	8,326	141,958
Perrigo Company plc	9,398	130,820
Acadia Healthcare Company, Inc.*	9,199	130,534
AdaptHealth Corp.*	12,562	125,118
Fresh Del Monte Produce, Inc.	3,273	116,617
Grocery Outlet Holding Corp.*	11,491	116,059
Vestis Corp.*	16,516	110,162
Universal Corp.	2,080	109,720
Select Medical Holdings Corp.	7,147	106,133
Andersons, Inc.	1,881	100,013
United Natural Foods, Inc.*	2,785	93,771
TreeHouse Foods, Inc.*	3,949	93,157
Upbound Group, Inc.	5,279	92,699
Astrana Health, Inc.*	3,717	92,218
Quanex Building Products Corp.	5,939	91,342
ABM Industries, Inc.	2,140	90,522
Monro, Inc.	4,254	85,250
Organon & Co.	11,613	83,265
Deluxe Corp.	3,698	82,576
AMN Healthcare Services, Inc.*	4,598	72,465
PROG Holdings, Inc.	2,069	61,015
Insperity, Inc.	1,177	45,573
Matthews International Corp. — Class A	1,672	43,673
Robert Half, Inc.	1,578	42,858
GEO Group, Inc.*	1,884	30,370
CoreCivic, Inc.*	1,561	29,831
Total Consumer, Non-cyclical		2,477,637

Industrial - 12.6%
Greenbrier Companies, Inc.	2,414	112,830
ArcBest Corp.	1,498	111,137
World Kinect Corp.	4,367	102,319
American Woodmark Corp.*	1,771	95,457
O-I Glass, Inc.*	5,537	81,726
Masterbrand, Inc.*	7,213	79,631
Mohawk Industries, Inc.*	708	77,384
Boise Cascade Co.	1,011	74,410
Ichor Holdings Ltd.*	3,968	73,130
Werner Enterprises, Inc.	2,389	71,694
Heartland Express, Inc.	7,912	71,446
RXO, Inc.*	5,417	68,471
Vishay Intertechnology, Inc.	4,445	64,408
Metallus, Inc.*	3,428	58,825
Worthington Steel, Inc.	1,505	52,103
Hub Group, Inc. — Class A	1,066	45,422
Apogee Enterprises, Inc.	1,197	43,583
Schneider National, Inc. — Class B	1,476	39,158
Marten Transport Ltd.	3,343	38,043
Benchmark Electronics, Inc.	843	36,047
Forward Air Corp.*	1,308	32,700
Matson, Inc.	249	30,764
Energizer Holdings, Inc.	1,527	30,372
Total Industrial		1,491,060

Financial - 11.3%
Lincoln National Corp.	2,874	127,979
Genworth Financial, Inc. — Class A*	13,979	126,230
Summit Hotel Properties, Inc. REIT	16,482	80,268

224 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value
Cushman & Wakefield Ltd.*	4,562	$73,859
Jackson Financial, Inc. — Class A	680	72,522
Pebblebrook Hotel Trust REIT	5,892	66,698
Employers Holdings, Inc.	1,398	60,352
Safehold, Inc. REIT	4,294	58,785
Franklin BSP Realty Trust, Inc. REIT	4,937	49,518
PRA Group, Inc.*	2,746	48,577
Hope Bancorp, Inc.	4,395	48,169
Bread Financial Holdings, Inc.	612	45,306
Navient Corp.	3,386	44,018
Arbor Realty Trust, Inc. REIT	5,650	43,844
Apollo Commercial Real Estate Finance, Inc. REIT	4,228	40,927
Easterly Government Properties, Inc. REIT	1,891	40,070
Innovative Industrial Properties, Inc. REIT	803	38,030
Apple Hospitality REIT, Inc.	3,118	36,948
Capitol Federal Financial, Inc.	5,047	34,370
Hilltop Holdings, Inc.	941	31,938
KKR Real Estate Finance Trust, Inc. REIT	3,774	31,022
Encore Capital Group, Inc.*	545	29,621
Stewart Information Services Corp.	421	29,579
Provident Financial Services, Inc.	1,477	29,171
First Financial Bancorp	1,156	28,923
eXp World Holdings, Inc.	3,168	28,670
Total Financial		1,345,394

Energy - 8.1%
SunCoke Energy, Inc.	21,306	153,403
Patterson-UTI Energy, Inc.	17,859	109,118
SM Energy Co.	5,027	94,005
Crescent Energy Co. — Class A	10,917	91,594
Helix Energy Solutions Group, Inc.*	12,712	79,704
Bristow Group, Inc.*	1,655	60,606
Peabody Energy Corp.	1,849	54,915
DNOW, Inc.*	4,007	53,093
RPC, Inc.	9,288	50,527
Atlas Energy Solutions, Inc.	5,173	48,730
Northern Oil & Gas, Inc.	1,960	42,081
Liberty Energy, Inc. — Class A	1,860	34,335
Core Natural Resources, Inc.	383	33,900
Talos Energy, Inc.*	2,984	32,884
California Resources Corp.	640	28,614
Total Energy		967,509

Communications - 4.7%
Angi, Inc.*	8,493	109,814
Scholastic Corp.	3,414	101,157
IAC, Inc.*	2,065	80,742
Ziff Davis, Inc.*	2,258	79,369
Shenandoah Telecommunications Co.	4,385	50,691
Shutterstock, Inc.	2,513	47,998
Cable One, Inc.	408	46,043
TEGNA, Inc.	2,287	44,390
Total Communications		560,204

Basic Materials - 4.3%
Stepan Co.	2,399	113,617
Koppers Holdings, Inc.	4,073	110,297
FMC Corp.	6,311	87,534
Kaiser Aluminum Corp.	464	53,295
Eastman Chemical Co.	685	43,723
Sylvamo Corp.	827	39,820
Minerals Technologies, Inc.	612	37,301
Chemours Co.	2,349	27,695
Total Basic Materials		513,282

Technology - 3.7%
DXC Technology Co.*	10,393	152,257
Insight Enterprises, Inc.*	1,056	86,032
Corsair Gaming, Inc.*	9,972	59,234
Amentum Holdings, Inc.*	1,850	53,650
Alpha & Omega Semiconductor Ltd.*	2,668	52,853
NCR Voyix Corp.*	3,764	38,393
Total Technology		442,419

Utilities - 0.4%
Hawaiian Electric Industries, Inc.*	3,957	48,671

Total Common Stocks
(Cost $11,185,805)		11,816,632

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.8%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	$47,935	47,935
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	47,934	47,934
Total Repurchase Agreements
(Cost $95,869)		95,869

Total Investments - 100.2%
(Cost $11,281,674)		$11,912,501
Other Assets & Liabilities, net - (0.2)%		(28,367)
Total Net Assets - 100.0%		$11,884,134

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 225

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,816,632	$—	$—	$11,816,632
Repurchase Agreements	—	95,869	—	95,869
Total Assets	$11,816,632	$95,869	$—	$11,912,501

226 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $11,185,805)	$11,816,632
Repurchase agreements, at value (cost $95,869)	95,869
Receivables:
Dividends	15,040
Interest	10
Total assets	11,927,551

Liabilities:
Payable for:
Professional fees	14,432
Transfer agent fees	7,570
Management fees	6,725
Printing fees	4,362
Investor service fees	2,242
Fund shares redeemed	1,256
Portfolio accounting and administration fees	941
Trustees’ fees*	90
Miscellaneous	5,799
Total liabilities	43,417
Net assets	$11,884,134

Net assets consist of:
Paid in capital	$11,783,723
Total distributable earnings (loss)	100,411
Net assets	$11,884,134
Capital shares outstanding	135,462
Net asset value per share	$87.73

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends	$179,259
Interest	2,850
Income from securities lending, net	809
Total investment income	182,918

Expenses:
Management fees	67,982
Investor service fees	22,661
Transfer agent fees	24,633
Professional fees	17,038
Portfolio accounting and administration fees	14,049
Custodian fees	1,308
Trustees’ fees*	1,128
Line of credit fees	7
Miscellaneous	8,765
Total expenses	157,571
Less:
Expenses reimbursed by Adviser	(4,532)
Net expenses	153,039
Net investment income	29,879

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	311,444
Net realized gain	311,444
Net change in unrealized appreciation (depreciation) on:
Investments	(150,636)
Net change in unrealized appreciation (depreciation)	(150,636)
Net realized and unrealized gain	160,808
Net increase in net assets resulting from operations	$190,687

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 227

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$29,879	$(160)
Net realized gain on investments	311,444	443,358
Net change in unrealized appreciation (depreciation) on investments	(150,636)	(348,699)
Net increase in net assets resulting from operations	190,687	94,499

Distributions to shareholders	(295,618)	—

Capital share transactions:
Proceeds from sale of shares	18,323,355	22,482,900
Distributions reinvested	295,618	—
Cost of shares redeemed	(16,287,383)	(22,775,409)
Net increase (decrease) from capital share transactions	2,331,590	(292,509)
Net increase (decrease) in net assets	2,226,659	(198,010)

Net assets:
Beginning of year	9,657,475	9,855,485
End of year	$11,884,134	$9,657,475

Capital share activity:
Shares sold	215,348	277,442
Shares issued from reinvestment of distributions	3,681	—
Shares redeemed	(197,463)	(284,126)
Net increase (decrease) in shares	21,566	(6,684)

228 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$84.79	$81.73	$67.51	$85.63	$59.72
Income (loss) from investment operations:
Net investment income (loss)[a]	.27	—	(.14)	—	(.28)
Net gain (loss) on investments (realized and unrealized)	5.24	3.06	14.36	(7.22)	26.19
Total from investment operations	5.51	3.06	14.22	(7.22)	25.91
Less distributions from:
Net realized gains	(2.57)	—	—	(10.90)	—
Total distributions	(2.57)	—	—	(10.90)	—
Net asset value, end of period	$87.73	$84.79	$81.73	$67.51	$85.63

Total Return[b]	6.77%	3.74%	21.06%	(8.24%)	43.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,884	$9,657	$9,855	$7,679	$16,161
Ratios to average net assets:
Net investment income (loss)	0.33%	0.00%	(0.19%)	0.00%	(0.34%)
Total expenses	1.74%	1.69%	1.71%	1.67%	1.59%
Net expenses[c]	1.69%	1.64%	1.69%	1.67%	1.59%
Portfolio turnover rate	253%	295%	287%	252%	383%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 229

SCHEDULE OF INVESTMENTS	December 31, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 7.9%
Guggenheim Strategy Fund II1	10,941	$271,672
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	19,735	199,125
Total Mutual Funds
(Cost $456,853)		470,797

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 42.1%
U.S. Treasury Bonds
4.63% due 11/15/55	$2,600,000	2,516,110
Total U.S. Government Securities
(Cost $2,534,983)		2,516,110

FEDERAL AGENCY DISCOUNT NOTES†† - 25.1%
Fannie Mae
3.55% due 01/16/26[2]	700,000	698,964
Freddie Mac
3.58% due 01/20/26[2]	500,000	499,057
Federal Home Loan Bank
3.56% due 01/23/26[2]	300,000	299,348
Total Federal Agency Discount Notes
(Cost $1,497,369)		1,497,369

U.S. TREASURY BILLS†† - 2.1%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	129,000	128,745
Total U.S. Treasury Bills
(Cost $128,729)		128,745

FEDERAL AGENCY NOTES†† - 1.8%
Federal Home Loan Bank
3.86% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	110,000	110,000
Total Federal Agency Notes
(Cost $110,000)		110,000

REPURCHASE AGREEMENTS††,4 - 21.0%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	627,228	627,228
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	627,228	627,228
Total Repurchase Agreements
(Cost $1,254,456)		1,254,456

Total Investments - 100.0%
(Cost $5,982,390)		$5,977,477
Other Assets & Liabilities, net - 0.0%		(1,630)
Total Net Assets - 100.0%		$5,975,847

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	41	Mar 2026	$4,838,000	$(3,575)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

230 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$470,797	$—	$—	$470,797
U.S. Government Securities	—	2,516,110	—	2,516,110
Federal Agency Discount Notes	—	1,497,369	—	1,497,369
U.S. Treasury Bills	—	128,745	—	128,745
Federal Agency Notes	—	110,000	—	110,000
Repurchase Agreements	—	1,254,456	—	1,254,456
Total Assets	$470,797	$5,506,680	$—	$5,977,477

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$3,575	$—	$—	$3,575

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$272,001	$—	$—	$—	$(329)	$271,672	10,941	$14,303
Guggenheim Ultra Short Duration Fund — Institutional Class	247,496	—	(50,000)	499	1,130	199,125	19,735	8,987
	$519,497	$—	$(50,000)	$499	$801	$470,797		$23,290

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 231

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $4,271,081)	$4,252,224
Investments in affiliated issuers, at value (cost $456,853)	470,797
Repurchase agreements, at value (cost $1,254,456)	1,254,456
Segregated cash with broker	83,071
Receivables:
Securities sold	96,766
Interest	18,585
Dividends	1,864
Fund shares sold	434
Total assets	6,178,197

Liabilities:
Payable for:
Fund shares redeemed	157,219
Variation margin on futures contracts	15,375
Transfer agent fees	5,603
Management fees	2,838
Investor service fees	1,440
Portfolio accounting and administration fees	605
Trustees’ fees*	69
Miscellaneous	19,201
Total liabilities	202,350
Net assets	$5,975,847

Net assets consist of:
Paid in capital	$28,550,605
Total distributable earnings (loss)	(22,574,758)
Net assets	$5,975,847
Capital shares outstanding	33,438
Net asset value per share	$178.71

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$23,290
Interest	325,100
Total investment income	348,390

Expenses:
Management fees	37,214
Investor service fees	18,607
Transfer agent fees	20,128
Professional fees	12,223
Portfolio accounting and administration fees	11,536
Custodian fees	1,075
Trustees’ fees*	894
Miscellaneous	8,953
Total expenses	110,630
Less:
Expenses reimbursed by Adviser	(3,721)
Expenses waived by Adviser	(513)
Total waived/reimbursed expenses	(4,234)
Net expenses	106,396
Net investment income	241,994

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	355,377
Investments in affiliated issuers	499
Futures contracts	129,266
Net realized gain	485,142
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	32,600
Investments in affiliated issuers	801
Futures contracts	(3,639)
Net change in unrealized appreciation (depreciation)	29,762
Net realized and unrealized gain	514,904
Net increase in net assets resulting from operations	$756,898

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

232 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$241,994	$229,413
Net realized gain (loss) on investments	485,142	(791,417)
Net change in unrealized appreciation (depreciation) on investments	29,762	(660,194)
Net increase (decrease) in net assets resulting from operations	756,898	(1,222,198)

Distributions to shareholders	(242,014)	(229,414)

Capital share transactions:
Proceeds from sale of shares	377,352,447	186,079,312
Distributions reinvested	242,014	229,414
Cost of shares redeemed	(376,210,511)	(188,112,934)
Net increase (decrease) from capital share transactions	1,383,950	(1,804,208)
Net increase (decrease) in net assets	1,898,834	(3,255,820)

Net assets:
Beginning of year	4,077,013	7,332,833
End of year	$5,975,847	$4,077,013

Capital share activity*:
Shares sold	2,085,981	919,208
Shares issued from reinvestment of distributions	1,335	1,153
Shares redeemed	(2,076,325)	(932,135)
Net decrease in shares	10,991	(11,774)

*	Reverse share split — Capital share activity has been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 233

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[e]	Year Ended December 31, 2024[e]	Year Ended December 31, 2023[e]	Year Ended December 31, 2022[e]	Year Ended December 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$181.63	$214.28	$223.06	$383.26	$415.91
Income (loss) from investment operations:
Net investment income (loss)[a]	5.91	6.40	6.30	3.80	1.70
Net gain (loss) on investments (realized and unrealized)	(2.92)[f]	(32.65)	(8.78)	(159.60)	(32.95)
Total from investment operations	2.99	(26.25)	(2.48)	(155.80)	(31.25)
Less distributions from:
Net investment income	(5.91)	(6.40)	(6.30)	(4.40)	(1.40)
Total distributions	(5.91)	(6.40)	(6.30)	(4.40)	(1.40)
Net asset value, end of period	$178.71	$181.63	$214.28	$223.06	$383.26

Total Return[b]	1.67%	(12.46%)	(1.03%)	(40.83%)	(7.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,976	$4,077	$7,333	$7,957	$12,373
Ratios to average net assets:
Net investment income (loss)	3.25%	3.18%	2.90%	1.33%	0.47%
Total expenses[c]	1.49%	1.44%	1.45%	1.39%	1.30%
Net expenses[d]	1.43%	1.38%	1.42%	1.37%	1.28%
Portfolio turnover rate	8,524%	3,622%	1,170%	1,890%	1,382%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:10 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.
[f]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

234 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 45.6%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	31,603	$318,877
Guggenheim Strategy Fund II1	12,691	315,125
Total Mutual Funds
(Cost $625,627)		634,002

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 18.0%
Freddie Mac
3.58% due 01/20/26[2]	$150,000	149,717
Federal Home Loan Bank
3.62% due 01/16/26[2]	100,000	99,849
Total Federal Agency Discount Notes
(Cost $249,566)		249,566

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	15,000	14,970
Total U.S. Treasury Bills
(Cost $14,968)		14,970

REPURCHASE AGREEMENTS††,4 - 108.8%
Individual Repurchase Agreements[4]
Barclays Capital, Inc. issued 12/31/25 at 3.40% due 01/02/26 (secured by a U.S. Treasury Bond, at a rate of 4.63% and maturing 11/15/2055 as collateral, with a value of $ 683,655) to be repurchased at $670,440	670,250	670,250
Mizuho Securities USA LLC issued 12/31/25 at 3.55% due 01/02/26 (secured by a U.S. Treasury Bond, at a rate of 4.63% and maturing 11/15/2055 as collateral, with a value of $ 390,726) to be repurchased at $383,178	383,065	383,065
Joint Repurchase Agreements[5]
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	229,053	229,053
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	229,053	229,053
Total Repurchase Agreements
(Cost $1,511,421)		1,511,421

Total Investments - 173.4%
(Cost $2,401,582)		$2,409,959

U.S. Government Securities Sold Short† - (76.6)%
U.S. Treasury Bonds
4.63% due 11/15/55††	1,100,000	(1,064,508)
Total U.S. Government Securities Sold Short - (76.6)%
(Proceeds $1,080,643)		$(1,064,508)
Other Assets & Liabilities, net - 3.2%		44,127
Total Net Assets - 100.0%		$1,389,578

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	2	Mar 2026	$236,000	$5,071

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 235

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]	All or a portion of this security is pledged as short security collateral at December 31, 2025.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$634,002	$—	$—	$634,002
Federal Agency Discount Notes	—	249,566	—	249,566
U.S. Treasury Bills	—	14,970	—	14,970
Repurchase Agreements	—	1,511,421	—	1,511,421
Interest Rate Futures Contracts**	5,071	—	—	5,071
Total Assets	$639,073	$1,775,957	$—	$2,415,030

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities Sold Short	$—	$1,064,508	$—	$1,064,508

**	This derivative is reported as unrealized appreciation/depreciation at period end.

236 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$515,345	$—	$(200,000)	$2,653	$(2,873)	$315,125	12,691	$24,249
Guggenheim Ultra Short Duration Fund — Institutional Class	465,455	—	(150,000)	1,679	1,743	318,877	31,603	18,604
	$980,800	$—	$(350,000)	$4,332	$(1,130)	$634,002		$42,853

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 237

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $264,534)	$264,536
Investments in affiliated issuers, at value (cost $625,627)	634,002
Repurchase agreements, at value (cost $1,511,421)	1,511,421
Cash	1,569
Receivables:
Fund shares sold	55,288
Dividends	2,508
Variation margin on futures contracts	750
Interest	150
Total assets	2,470,224

Liabilities:
Securities sold short, at value (proceeds $1,080,643)	1,064,508
Payable for:
Professional fees	3,548
Transfer agent fees	1,462
Management fees	1,269
Investor service fees	371
Fund shares redeemed	127
Portfolio accounting and administration fees	82
Trustees’ fees*	23
Miscellaneous	9,256
Total liabilities	1,080,646
Net assets	$1,389,578

Net assets consist of:
Paid in capital	$7,547,097
Total distributable earnings (loss)	(6,157,519)
Net assets	$1,389,578
Capital shares outstanding	12,713
Net asset value per share	$109.30

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$42,853
Interest	129,749
Total investment income	172,602

Expenses:
Management fees	20,057
Investor service fees	5,571
Transfer agent fees	7,326
Interest expense	85,291
Professional fees	4,371
Portfolio accounting and administration fees	3,454
Trustees’ fees*	500
Custodian fees	350
Miscellaneous	465
Total expenses	127,385
Less:
Expenses reimbursed by Adviser	(2,229)
Expenses waived by Adviser	(1,062)
Total waived/reimbursed expenses	(3,291)
Net expenses	124,094
Net investment income	48,508

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4
Investments in affiliated issuers	4,332
Investments in unaffiliated issuers sold short	76,349
Futures contracts	8,058
Net realized gain	88,743
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5)
Investments in affiliated issuers	(1,130)
Investments in unaffiliated issuers sold short	(126,236)
Futures contracts	(24,090)
Net change in unrealized appreciation (depreciation)	(151,461)
Net realized and unrealized loss	(62,718)
Net decrease in net assets resulting from operations	$(14,210)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

238 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$48,508	$126,347
Net realized gain (loss) on investments	88,743	(188,656)
Net change in unrealized appreciation (depreciation) on investments	(151,461)	315,099
Net increase (decrease) in net assets resulting from operations	(14,210)	252,790

Distributions to shareholders	(126,347)	(143,890)

Capital share transactions:
Proceeds from sale of shares	23,030,468	33,646,558
Distributions reinvested	126,347	143,890
Cost of shares redeemed	(26,283,452)	(31,441,428)
Net increase (decrease) from capital share transactions	(3,126,637)	2,349,020
Net increase (decrease) in net assets	(3,267,194)	2,457,920

Net assets:
Beginning of year	4,656,772	2,198,852
End of year	$1,389,578	$4,656,772

Capital share activity:
Shares sold	204,738	308,031
Shares issued from reinvestment of distributions	1,134	1,347
Shares redeemed	(233,571)	(290,276)
Net increase (decrease) in shares	(27,699)	19,102

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 239

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$115.23	$103.18	$99.00	$67.73	$67.08
Income (loss) from investment operations:
Net investment income (loss)[a]	2.46	4.31	4.04	(1.24)	(2.10)
Net gain (loss) on investments (realized and unrealized)	(.17)	12.75	.14	32.51	2.75
Total from investment operations	2.29	17.06	4.18	31.27	.65
Less distributions from:
Net investment income	(8.22)	(5.01)	—	—	—
Total distributions	(8.22)	(5.01)	—	—	—
Net asset value, end of period	$109.30	$115.23	$103.18	$99.00	$67.73

Total Return[b]	1.85%	16.91%	4.22%	46.17%	0.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,390	$4,657	$2,199	$3,924	$3,348
Ratios to average net assets:
Net investment income (loss)	2.18%	3.93%	3.96%	(1.46%)	(2.89%)
Total expenses[c]	5.72%	5.13%	5.13%	4.47%	3.46%
Net expenses[d,e]	5.57%	5.00%	5.02%	4.38%	3.38%
Portfolio turnover rate	994%	936%	861%	1,849%	1,451%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expense may include expenses related to short sales. Excluding these expenses, the net expense ratios for the years presented would be:

12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
1.74%	1.70%	1.75%	1.73%	1.65%

240 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
HIGH YIELD STRATEGY FUND

	Shares	Value
EXCHANGE-TRADED FUNDS***,† - 3.4%
iShares iBoxx $ High Yield Corporate Bond ETF	1,556	$125,554
State Street SPDR Bloomberg High Yield Bond ETF	1,245	121,101
Total Exchange-Traded Funds
(Cost $263,173)		246,655

MUTUAL FUNDS† - 16.0%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	57,301	578,164
Guggenheim Strategy Fund II1	23,000	571,081
Total Mutual Funds
(Cost $1,124,043)		1,149,245

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 31.9%
Fannie Mae
3.55% due 01/16/26[2]	$1,100,000	1,098,373
Freddie Mac
3.58% due 01/20/26[2]	700,000	698,679
Federal Home Loan Bank
3.62% due 01/16/26[2]	500,000	499,246
Total Federal Agency Discount Notes
(Cost $2,296,298)		2,296,298

U.S. TREASURY BILLS†† - 0.9%
U.S. Treasury Bills
3.50% due 01/22/26[2,3]	61,000	60,879
Total U.S. Treasury Bills
(Cost $60,872)		60,879

REPURCHASE AGREEMENTS††,4 - 41.1%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	1,479,951	1,479,951
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	1,479,951	1,479,951
Total Repurchase Agreements
(Cost $2,959,902)		2,959,902

Total Investments - 93.3%
(Cost $6,704,288)		$6,712,979
Other Assets & Liabilities, net - 6.7%		481,123
Total Net Assets - 100.0%		$7,194,102

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	63	Mar 2026	$6,885,211	$(19,931)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	$6,350,000	$483,514	$462,442	$21,072

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 241

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
HIGH YIELD STRATEGY FUND

Total Return Swap Agreements
Counterparty	Reference Obligation	Type[5]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Credit Index Swap Agreements††
BNP Paribas	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	364	$29,354	$195
BNP Paribas	State Street SPDR Bloomberg High Yield Bond ETF	Pay	4.19% (Federal Funds Rate + 0.55%)	At Maturity	01/22/26	192	18,686	149
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	Pay	3.64% (Federal Funds Rate)	At Maturity	01/07/26	86	6,939	(16)
							$54,979	$328

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]

Total Return Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

CDX.NA.HY.45.V1 — Credit Default Swap North American High Yield Series 45 Index Version 1
ICE — Intercontinental Exchange
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$246,655	$—	$—	$246,655
Mutual Funds	1,149,245	—	—	1,149,245
Federal Agency Discount Notes	—	2,296,298	—	2,296,298
U.S. Treasury Bills	—	60,879	—	60,879
Repurchase Agreements	—	2,959,902	—	2,959,902
Credit Default Swap Agreements**	—	21,072	—	21,072
Credit Index Swap Agreements**	—	344	—	344
Total Assets	$1,395,900	$5,338,495	$—	$6,734,395

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$19,931	$—	$—	$19,931
Credit Index Swap Agreements**	—	16	—	16
Total Liabilities	$19,931	$16	$—	$19,947

**	This derivative is reported as unrealized appreciation/depreciation at period end.

242 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
HIGH YIELD STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$571,771	$—	$—	$—	$(690)	$571,081	23,000	$30,066
Guggenheim Ultra Short Duration Fund — Institutional Class	573,580	—	—	—	4,584	578,164	57,301	25,199
	$1,145,351	$—	$—	$—	$3,894	$1,149,245		$55,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 243

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $2,620,343)	$2,603,832
Investments in affiliated issuers, at value (cost $1,124,043)	1,149,245
Repurchase agreements, at value (cost $2,959,902)	2,959,902
Segregated cash with broker	49,224
Unamortized upfront premiums paid on credit default swap agreements	462,442
Unrealized appreciation on OTC swap agreements	344
Receivables:
Protection fees on credit default swap agreements	8,819
Dividends	4,546
Interest	314
Swap settlement	269
Total assets	7,238,937

Liabilities:
Overdraft due to custodian bank	49
Unrealized depreciation on OTC swap agreements	16
Payable for:
Professional fees	11,090
Variation margin on futures contracts	8,367
Transfer agent fees	5,383
Variation margin on credit default swap agreements	4,673
Management fees	4,101
Investor service fees	1,408
Fund shares redeemed	1,226
Portfolio accounting and administration fees	591
Trustees’ fees*	70
Miscellaneous	7,861
Total liabilities	44,835
Net assets	$7,194,102

Net assets consist of:
Paid in capital	$7,472,286
Total distributable earnings (loss)	(278,184)
Net assets	$7,194,102
Capital shares outstanding	89,638
Net asset value per share	$80.26

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers	$15,086
Dividends from securities of affiliated issuers	55,265
Interest	216,556
Income from securities lending, net	670
Total investment income	287,577

Expenses:
Management fees	52,241
Transfer agent fees	20,408
Investor service fees	17,413
Professional fees	13,950
Portfolio accounting and administration fees	10,796
Custodian fees	1,279
Trustees’ fees*	1,131
Miscellaneous	3,906
Total expenses	121,124
Less:
Expenses reimbursed by Adviser	(3,483)
Expenses waived by Adviser	(1,439)
Total waived/reimbursed expenses	(4,922)
Net expenses	116,202
Net investment income	171,375

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	41
Swap agreements	293,085
Futures contracts	109,399
Net realized gain	402,525
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	5,391
Investments in affiliated issuers	3,894
Swap agreements	(24,026)
Futures contracts	21,470
Net change in unrealized appreciation (depreciation)	6,729
Net realized and unrealized gain	409,254
Net increase in net assets resulting from operations	$580,629

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

244 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$171,375	$236,269
Net realized gain on investments	402,525	431,336
Net change in unrealized appreciation (depreciation) on investments	6,729	(434,187)
Net increase in net assets resulting from operations	580,629	233,418

Distributions to shareholders	(497,872)	(386,203)

Capital share transactions:
Proceeds from sale of shares	26,618,873	56,196,121
Distributions reinvested	497,872	386,203
Cost of shares redeemed	(29,898,576)	(55,925,480)
Net increase (decrease) from capital share transactions	(2,781,831)	656,844
Net increase (decrease) in net assets	(2,699,074)	504,059

Net assets:
Beginning of year	9,893,176	9,389,117
End of year	$7,194,102	$9,893,176

Capital share activity:
Shares sold	332,329	704,039
Shares issued from reinvestment of distributions	6,477	4,961
Shares redeemed	(372,859)	(704,478)
Net increase (decrease) in shares	(34,053)	4,522

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 245

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$79.98	$78.79	$71.14	$81.84	$80.49
Income (loss) from investment operations:
Net investment income (loss)[a]	1.98	2.57	2.29	.51	(.35)
Net gain (loss) on investments (realized and unrealized)	5.60	2.57 [e]	6.68	(9.94)	1.70
Total from investment operations	7.58	5.14	8.97	(9.43)	1.35
Less distributions from:
Net investment income	(7.30)	(3.95)	(1.32)	(1.27)	—
Total distributions	(7.30)	(3.95)	(1.32)	(1.27)	—
Net asset value, end of period	$80.26	$79.98	$78.79	$71.14	$81.84

Total Return[b]	9.87%	6.68%	12.69%	(11.48%)	1.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,194	$9,893	$9,389	$4,422	$5,286
Ratios to average net assets:
Net investment income (loss)	2.46%	3.23%	3.10%	0.70%	(0.44%)
Total expenses[c]	1.74%	1.69%	1.70%	1.66%	1.60%
Net expenses[d]	1.67%	1.62%	1.66%	1.61%	1.54%
Portfolio turnover rate	—	—	—	111%	117%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund

246 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
EUROPE 1.25x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 49.5%

Consumer, Non-cyclical - 15.0%
Roche Holding AG ADR	1,077	$55,541
AstraZeneca plc ADR	596	54,790
Novartis AG ADR	367	50,598
Nestle S.A. ADR	495	48,896
Novo Nordisk A/S ADR	616	31,342
Unilever plc ADR	431	28,187
British American Tobacco plc ADR	418	23,667
Sanofi S.A. ADR	438	21,226
L’Oreal S.A. ADR	231	19,785
GSK plc ADR	392	19,224
EssilorLuxottica S.A. ADR	120	19,010
RELX plc ADR	361	14,592
Anheuser-Busch InBev S.A. ADR	197	12,616
Diageo plc ADR	107	9,231
Total Consumer, Non-cyclical		408,705

Financial - 11.7%
HSBC Holdings plc ADR	658	51,765
Allianz SE ADR	731	33,626
Banco Santander S.A. ADR	2,856	33,501
UBS Group AG	594	27,508
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,108	25,827
UniCredit SpA ADR	599	24,841
Zurich Insurance Group AG ADR	560	21,297
Intesa Sanpaolo SpA ADR	488	20,306
BNP Paribas S.A. ADR	403	19,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen ADR	1,254	16,540
AXA S.A. ADR	342	16,413
ING Groep N.V. ADR	582	16,296
London Stock Exchange Group plc ADR*	388	11,861
Total Financial		318,883

Industrial - 7.4%
Siemens AG ADR	288	40,306
Schneider Electric SE ADR	552	30,324
Airbus SE ADR	453	26,238
Rolls-Royce Holdings plc ADR	1,608	25,278
Safran S.A. ADR	288	25,070
ABB Ltd. ADR	302	22,339
Rheinmetall AG ADR	44	16,082
Vinci S.A. ADR	452	15,910
Total Industrial		201,547

Technology - 4.6%
ASML Holding N.V. — Class G	74	79,170
SAP SE ADR	195	47,367
Total Technology		126,537

Energy - 3.1%
Shell plc ADR	552	40,561
TotalEnergies SE ADR	423	27,673
BP plc ADR	499	17,330
Total Energy		85,564

Consumer, Cyclical - 2.8%
LVMH Moet Hennessy Louis Vuitton SE ADR	240	36,195
Cie Financiere Richemont S.A. ADR	1,036	22,305
Hermes International SCA ADR	67	16,616
Total Consumer, Cyclical		75,116

Utilities - 2.1%
Iberdrola S.A. ADR	293	25,315
Enel SpA ADR	1,496	15,528
National Grid plc ADR	199	15,393
Total Utilities		56,236

Basic Materials - 1.4%
Air Liquide S.A. ADR	557	20,921
Rio Tinto plc ADR	205	16,406
Total Basic Materials		37,327

Communications - 1.4%
Deutsche Telekom AG ADR	675	22,072
Prosus N.V. ADR	1,194	14,758
Total Communications		36,830

Total Common Stocks
(Cost $948,067)		1,346,745

MUTUAL FUNDS† - 15.2%
Guggenheim Strategy Fund II1	9,255	229,620
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	18,098	182,428
Total Mutual Funds
(Cost $407,812)		412,048

	Face Amount
U.S. TREASURY BILLS†† - 6.2%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$168,000	167,669
Total U.S. Treasury Bills
(Cost $167,647)		167,669

REPURCHASE AGREEMENTS††,4 - 29.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	402,648	402,648
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	402,648	402,648
Total Repurchase Agreements
(Cost $805,296)		805,296

Total Investments - 100.5%
(Cost $2,328,822)		$2,731,758
Other Assets & Liabilities, net - (0.5)%		(12,281)
Total Net Assets - 100.0%		$2,719,477

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 247

SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
EUROPE 1.25x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	14	Mar 2026	$2,063,600	$13,928
Equity Futures Contracts Purchased††
STOXX 50 Index Futures Contracts	36	Mar 2026	$2,066,315	$11,429

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

248 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
EUROPE 1.25x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,346,745	$—	$—	$1,346,745
Mutual Funds	412,048	—	—	412,048
U.S. Treasury Bills	—	167,669	—	167,669
Repurchase Agreements	—	805,296	—	805,296
Currency Futures Contracts**	13,928	—	—	13,928
Equity Futures Contracts**	—	11,429	—	11,429
Total Assets	$1,772,721	$984,394	$—	$2,757,115

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$229,991	$—	$—	$—	$(371)	$229,620	9,255	$12,097
Guggenheim Ultra Short Duration Fund — Institutional Class	181,161	—	—	—	1,267	182,428	18,098	7,939
	$411,152	$—	$—	$—	$896	$412,048		$20,036

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 249

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,115,714)	$1,514,414
Investments in affiliated issuers, at value (cost $407,812)	412,048
Repurchase agreements, at value (cost $805,296)	805,296
Segregated cash with broker	10,267
Cash	9
Receivables:
Foreign tax reclaims	7,937
Dividends	2,602
Interest	85
Due from adviser	102
Total assets	2,752,760

Liabilities:
Payable for:
Variation margin on futures contracts	20,311
Professional fees	4,194
Transfer agent fees	2,189
Management fees	1,990
Investor service fees	563
Fund shares redeemed	79
Trustees’ fees*	25
Miscellaneous	3,932
Total liabilities	33,283
Net assets	$2,719,477

Net assets consist of:
Paid in capital	$2,646,813
Total distributable earnings (loss)	72,664
Net assets	$2,719,477
Capital shares outstanding	17,024
Net asset value per share	$159.74

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $5,008)	$29,579
Dividends from securities of affiliated issuers	20,036
Interest	45,186
Income from securities lending, net	2,445
Total investment income	97,246

Expenses:
Management fees	23,706
Investor service fees	6,585
Transfer agent fees	6,811
Portfolio accounting and administration fees	4,083
Professional fees	5,021
Custodian fees	391
Trustees’ fees*	266
Miscellaneous	4,089
Total expenses	50,952
Less:
Expenses reimbursed by Adviser	(5,268)
Expenses waived by Adviser	(455)
Total waived/reimbursed expenses	(5,723)
Net expenses	45,229
Net investment income	52,017

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(45,949)
Futures contracts	218,881
Foreign currency transactions	(6,290)
Net realized gain	166,642
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	229,157
Investments in affiliated issuers	896
Futures contracts	84,016
Foreign currency translations	(81)
Net change in unrealized appreciation (depreciation)	313,988
Net realized and unrealized gain	480,630
Net increase in net assets resulting from operations	$532,647

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

250 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$52,017	$58,526
Net realized gain on investments	166,642	250,479
Net change in unrealized appreciation (depreciation) on investments	313,988	(158,988)
Net increase in net assets resulting from operations	532,647	150,017

Distributions to shareholders	(59,949)	(119,505)

Capital share transactions:
Proceeds from sale of shares	24,966,874	49,909,404
Distributions reinvested	59,949	119,505
Cost of shares redeemed	(24,376,101)	(50,613,899)
Net increase (decrease) from capital share transactions	650,722	(584,990)
Net increase (decrease) in net assets	1,123,420	(554,478)

Net assets:
Beginning of year	1,596,057	2,150,535
End of year	$2,719,477	$1,596,057

Capital share activity:
Shares sold	175,109	374,532
Shares issued from reinvestment of distributions	417	894
Shares redeemed	(171,959)	(378,462)
Net increase (decrease) in shares	3,567	(3,036)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 251

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$118.60	$130.39	$108.91	$125.31	$105.80
Income (loss) from investment operations:
Net investment income (loss)[a]	2.82	3.47	3.29	.57	(.92)
Net gain (loss) on investments (realized and unrealized)	40.23	(6.41)[e]	18.59	(16.97)	20.70
Total from investment operations	43.05	(2.94)	21.88	(16.40)	19.78
Less distributions from:
Net investment income	(1.91)	(8.85)	(.40)	—	(.27)
Total distributions	(1.91)	(8.85)	(.40)	—	(.27)
Net asset value, end of period	$159.74	$118.60	$130.39	$108.91	$125.31

Total Return[b]	36.46%	(3.00%)	20.09%	(13.07%)	18.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,719	$1,596	$2,151	$2,735	$1,974
Ratios to average net assets:
Net investment income (loss)	1.97%	2.59%	2.68%	0.53%	(0.78%)
Total expenses[c]	1.93%	1.87%	1.90%	1.88%	1.80%
Net expenses[d]	1.72%	1.71%	1.83%	1.78%	1.71%
Portfolio turnover rate	467%	1,237%	725%	70%	374%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net gain or loss on investments for the year because of the sales and purchases of fund shares in relation to fluctuating market value of the investments of the Fund.

252 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
JAPAN 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 44.0%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	$743,000	$741,533
Total U.S. Treasury Bills
(Cost $741,437)		741,533

FEDERAL AGENCY DISCOUNT NOTES†† - 28.8%
Federal Home Loan Bank
3.62% due 01/16/26[2]	200,000	199,699
Freddie Mac
3.58% due 01/20/26[2]	150,000	149,717
Fannie Mae
3.63% due 01/07/26[2]	135,000	134,918
Total Federal Agency Discount Notes
(Cost $484,334)		484,334

REPURCHASE AGREEMENTS††,3 - 25.1%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	211,342	211,342
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	211,341	211,341
Total Repurchase Agreements
(Cost $422,683)		422,683

Total Investments - 97.9%
(Cost $1,648,454)		$1,648,550
Other Assets & Liabilities, net - 2.1%		36,075
Total Net Assets - 100.0%		$1,684,625

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	11	Mar 2026	$2,781,350	$1,788
Micro Nikkei Stock Average Futures Contracts	23	Mar 2026	581,440	(1,343)
			$3,362,790	$445
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	42	Mar 2026	3,372,075	(13,263)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 253

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$741,533	$—	$741,533
Federal Agency Discount Notes	—	484,334	—	484,334
Repurchase Agreements	—	422,683	—	422,683
Equity Futures Contracts**	1,788	—	—	1,788
Total Assets	$1,788	$1,648,550	$—	$1,650,338

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$13,263	$—	$—	$13,263
Equity Futures Contracts**	1,343	—	—	1,343
Total Liabilities	$14,606	$—	$—	$14,606

**	This derivative is reported as unrealized appreciation/depreciation at period end.

254 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $1,225,771)	$1,225,867
Repurchase agreements, at value (cost $422,683)	422,683
Cash	2
Segregated cash with broker	55,340
Receivables:
Interest	45
Total assets	1,703,937

Liabilities:
Payable for:
Variation margin on futures contracts	11,959
Professional fees	2,335
Transfer agent fees	1,298
Management fees	1,151
Investor service fees	383
Fund shares redeemed	349
Portfolio accounting and administration fees	161
Trustees’ fees*	15
Miscellaneous	1,661
Total liabilities	19,312
Net assets	$1,684,625

Net assets consist of:
Paid in capital	$3,160,424
Total distributable earnings (loss)	(1,475,799)
Net assets	$1,684,625
Capital shares outstanding	15,294
Net asset value per share	$110.15

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Interest	$61,083
Total investment income	61,083

Expenses:
Management fees	10,997
Investor service fees	3,666
Transfer agent fees	3,865
Professional fees	2,374
Portfolio accounting and administration fees	2,273
Custodian fees	228
Trustees’ fees*	163
Miscellaneous	1,863
Total expenses	25,429
Less:
Expenses reimbursed by Adviser	(733)
Net expenses	24,696
Net investment income	36,387

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7
Futures contracts	444,160
Net realized gain	444,167
Net change in unrealized appreciation (depreciation) on:
Investments	(17)
Futures contracts	65,828
Net change in unrealized appreciation (depreciation)	65,811
Net realized and unrealized gain	509,978
Net increase in net assets resulting from operations	$546,365

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 255

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$36,387	$57,308
Net realized gain on investments	444,167	123,654
Net change in unrealized appreciation (depreciation) on investments	65,811	(164,758)
Net increase in net assets resulting from operations	546,365	16,204

Distributions to shareholders	(57,308)	(55,630)

Capital share transactions:
Proceeds from sale of shares	6,063,153	6,355,304
Distributions reinvested	57,308	55,630
Cost of shares redeemed	(6,155,184)	(6,628,901)
Net decrease from capital share transactions	(34,723)	(217,967)
Net increase (decrease) in net assets	454,334	(257,393)

Net assets:
Beginning of year	1,230,291	1,487,684
End of year	$1,684,625	$1,230,291

Capital share activity:
Shares sold	68,291	73,835
Shares issued from reinvestment of distributions	708	669
Shares redeemed	(69,869)	(77,401)
Net decrease in shares	(870)	(2,897)

256 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$76.11	$78.05	$58.06	$101.86	$118.59
Income (loss) from investment operations:
Net investment income (loss)[a]	2.22	3.05	2.39	.07	(1.11)
Net gain (loss) on investments (realized and unrealized)	35.63	(2.01)	17.63	(43.87)	(15.62)
Total from investment operations	37.85	1.04	20.02	(43.80)	(16.73)
Less distributions from:
Net investment income	(3.81)	(2.98)	(.03)	—	—
Total distributions	(3.81)	(2.98)	(.03)	—	—
Net asset value, end of period	$110.15	$76.11	$78.05	$58.06	$101.86

Total Return[b]	51.54%	1.01%	34.46%	(43.00%)	(14.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,685	$1,230	$1,488	$929	$1,783
Ratios to average net assets:
Net investment income (loss)	2.48%	3.60%	3.38%	0.10%	(0.97%)
Total expenses[c]	1.73%	1.68%	1.70%	1.67%	1.59%
Net expenses[d]	1.68%	1.63%	1.69%	1.63%	1.53%
Portfolio turnover rate	—	—	—	—	41%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 257

SCHEDULE OF INVESTMENTS	December 31, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 47.1%
Fannie Mae
3.55% due 01/16/26[1]	$300,000	$299,556
Freddie Mac
3.58% due 01/20/26[1]	150,000	149,717
Federal Home Loan Bank
3.62% due 01/16/26[1]	100,000	99,849
Total Federal Agency Discount Notes
(Cost $549,122)		549,122

U.S. TREASURY BILLS†† - 2.8%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	33,000	32,936
Total U.S. Treasury Bills
(Cost $32,931)		32,936

REPURCHASE AGREEMENTS††,3 - 45.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	264,403	264,403
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	264,404	264,404
Total Repurchase Agreements
(Cost $528,807)		528,807

Total Investments - 95.2%
(Cost $1,110,860)		$1,110,865
Other Assets & Liabilities, net - 4.8%		55,721
Total Net Assets - 100.0%		$1,166,586

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	3	Mar 2026	$293,865	$938

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	Receive	N/A	At Maturity	03/20/26	20,721	$2,030,449	$4,677

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — The Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

See Sector Classification in Other Information section.

258 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$549,122	$—	$549,122
U.S. Treasury Bills	—	32,936	—	32,936
Repurchase Agreements	—	528,807	—	528,807
Currency Futures Contracts**	938	—	—	938
Currency Index Swap Agreements**	—	4,677	—	4,677
Total Assets	$938	$1,115,542	$—	$1,116,480

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 259

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $582,053)	$582,058
Repurchase agreements, at value (cost $528,807)	528,807
Cash	8
Segregated cash with broker	50,000
Unrealized appreciation on OTC swap agreements	4,677
Receivables:
Swap settlement	12,175
Fund shares sold	6,629
Interest	56
Total assets	1,184,410

Liabilities:
Payable for:
Licensing fees	8,911
Professional fees	2,930
Management fees	1,412
Transfer agent fees	1,342
Investor service fees	392
Portfolio accounting and administration fees	86
Fund shares redeemed	21
Trustees’ fees*	21
Miscellaneous	2,709
Total liabilities	17,824
Net assets	$1,166,586

Net assets consist of:
Paid in capital	$2,216,675
Total distributable earnings (loss)	(1,050,089)
Net assets	$1,166,586
Capital shares outstanding	27,264
Net asset value per share	$42.79

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Interest	$78,694
Total investment income	78,694

Expenses:
Management fees	16,564
Investor service fees	4,601
Transfer agent	6,381
Licensing fees	4,732
Portfolio accounting and administration fees	2,853
Professional fees	2,031
Printing expenses	1,126
Trustees’ fees*	478
Custodian fees	293
Miscellaneous	397
Total expenses	39,456
Less:
Expenses reimbursed by Adviser	(1,841)
Net expenses	37,615
Net investment income	41,079

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2)
Swap agreements	(39,765)
Futures contracts	(263,460)
Net realized loss	(303,227)
Net change in unrealized appreciation (depreciation) on:
Investments	(71)
Swap agreements	(15,654)
Futures contracts	(123,809)
Net change in unrealized appreciation (depreciation)	(139,534)
Net realized and unrealized loss	(442,761)
Net decrease in net assets resulting from operations	$(401,682)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

260 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$41,079	$91,331
Net realized gain (loss) on investments	(303,227)	190,430
Net change in unrealized appreciation (depreciation) on investments	(139,534)	141,268
Net increase (decrease) in net assets resulting from operations	(401,682)	423,029

Distributions to shareholders	(91,331)	(94,410)

Capital share transactions:
Proceeds from sale of shares	30,488,046	181,861,514
Distributions reinvested	91,331	94,410
Cost of shares redeemed	(33,207,474)	(179,407,309)
Net increase (decrease) from capital share transactions	(2,628,097)	2,548,615
Net increase (decrease) in net assets	(3,121,110)	2,877,234

Net assets:
Beginning of year	4,287,696	1,410,462
End of year	$1,166,586	$4,287,696

Capital share activity:
Shares sold	700,543	3,818,487
Shares issued from reinvestment of distributions	2,164	1,959
Shares redeemed	(755,608)	(3,771,236)
Net increase (decrease) in shares	(52,901)	49,210

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 261

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$53.49	$45.56	$45.16	$39.05	$35.15
Income (loss) from investment operations:
Net investment income (loss)[a]	1.04	1.50	1.44	.06	(.49)
Net gain (loss) on investments (realized and unrealized)	(8.72)	7.93	(.92)	6.05	4.39
Total from investment operations	(7.68)	9.43	.52	6.11	3.90
Less distributions from:
Net investment income	(3.02)	(1.50)	(.12)	—	—
Total distributions	(3.02)	(1.50)	(.12)	—	—
Net asset value, end of period	$42.79	$53.49	$45.56	$45.16	$39.05

Total Return[b]	(14.29%)	21.01%	1.18%	15.65%	11.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,167	$4,288	$1,410	$3,573	$4,004
Ratios to average net assets:
Net investment income (loss)	2.23%	3.09%	3.13%	0.13%	(1.32%)
Total expenses[c]	2.14%	2.13%	1.99%	1.96%	1.99%
Net expenses[d]	2.04%	2.03%	1.92%	1.89%	1.90%
Portfolio turnover rate	—	—	—	—	131%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

262 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 23.8%
Fannie Mae
3.63% due 01/07/26[1]	$50,000	$49,970
Freddie Mac
3.58% due 01/20/26[1]	40,000	39,924
Total Federal Agency Discount Notes
(Cost $89,894)		89,894

FEDERAL AGENCY NOTES†† - 13.3%
Federal Home Loan Bank
3.86% (SOFR + 0.09%, Rate Floor: 0.00%) due 01/02/26◊	50,000	50,000
Total Federal Agency Notes
(Cost $50,000)		50,000

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
3.51% due 01/22/26[1,2]	11,000	10,979
Total U.S. Treasury Bills
(Cost $10,977)		10,979

REPURCHASE AGREEMENTS††,3 - 60.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	114,516	114,516
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	114,516	114,516
Total Repurchase Agreements
(Cost $229,032)		229,032

Total Investments - 100.6%
(Cost $379,903)		$379,905
Other Assets & Liabilities, net - (0.6)%		(2,122)
Total Net Assets - 100.0%		$377,783

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	6	Mar 2026	$587,730	$4,642

Total Return Swap Agreements
Counterparty	Index	Type[4]	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	Pay	N/A	At Maturity	03/20/26	1,654	$162,120	$9

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Repurchase Agreements — See Note 6.
[4]

Total Return Swap — The Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation.

SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 263

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$89,894	$—	$89,894
Federal Agency Notes	—	50,000	—	50,000
U.S. Treasury Bills	—	10,979	—	10,979
Repurchase Agreements	—	229,032	—	229,032
Currency Futures Contracts**	4,642	—	—	4,642
Currency Index Swap Agreements**	—	9	—	9
Total Assets	$4,642	$379,914	$—	$384,556

**	This derivative is reported as unrealized appreciation/depreciation at period end.

264 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $150,871)	$150,873
Repurchase agreements, at value (cost $229,032)	229,032
Segregated cash with broker	20,922
Unrealized appreciation on OTC swap agreements	9
Receivables:
Interest	539
Total assets	401,375

Liabilities:
Payable for:
Fund shares redeemed	17,104
Licensing fees	3,477
Transfer agent fees	546
Management fees	307
Swap settlement	129
Investor service fees	85
Portfolio accounting and administration fees	19
Trustees’ fees*	7
Miscellaneous	1,918
Total liabilities	23,592
Net assets	$377,783

Net assets consist of:
Paid in capital	$2,388,997
Total distributable earnings (loss)	(2,011,214)
Net assets	$377,783
Capital shares outstanding	3,053
Net asset value per share	$123.74

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Interest	$28,680
Total investment income	28,680

Expenses:
Management fees	6,117
Investor service fees	1,699
Transfer agent fees	1,979
Licensing fees	1,846
Professional fees	1,615
Portfolio accounting and administration fees	1,053
Trustees’ fees*	111
Custodian fees	103
Miscellaneous	44
Total expenses	14,567
Less:
Expenses reimbursed by Adviser	(679)
Net expenses	13,888
Net investment income	14,792

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	20,078
Futures contracts	59,357
Net realized gain	79,435
Net change in unrealized appreciation (depreciation) on:
Investments	(7)
Swap agreements	1,173
Futures contracts	15,856
Net change in unrealized appreciation (depreciation)	17,022
Net realized and unrealized gain	96,457
Net increase in net assets resulting from operations	$111,249

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 265

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,792	$41,737
Net realized gain (loss) on investments	79,435	(384,959)
Net change in unrealized appreciation (depreciation) on investments	17,022	(36,621)
Net increase (decrease) in net assets resulting from operations	111,249	(379,843)

Distributions to shareholders	(41,737)	(35,982)

Capital share transactions:
Proceeds from sale of shares	10,079,120	116,864,374
Distributions reinvested	41,737	35,982
Cost of shares redeemed	(10,234,495)	(116,683,594)
Net increase (decrease) from capital share transactions	(113,638)	216,762
Net decrease in net assets	(44,126)	(199,063)

Net assets:
Beginning of year	421,909	620,972
End of year	$377,783	$421,909

Capital share activity*:
Shares sold	82,930	964,297
Shares issued from reinvestment of distributions	337	305
Shares redeemed	(84,107)	(965,389)
Net decrease in shares	(840)	(787)

*	Reverse share split — Capital share activity has been restated to reflect a 1:3 reverse share split effective February 18, 2025. See Note 11 in the Notes to Financial Statements.

266 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025[e]	Year Ended December 31, 2024[e]	Year Ended December 31, 2023[e]	Year Ended December 31, 2022[e]	Year Ended December 31, 2021[e]
Per Share Data
Net asset value, beginning of period	$108.38	$132.68	$129.09	$158.35	$184.09
Income (loss) from investment operations:
Net investment income (loss)[a]	2.68	3.96	3.81	.15	(2.49)
Net gain (loss) on investments (realized and unrealized)	17.92	(20.88)	(.10)	(29.41)	(23.25)
Total from investment operations	20.60	(16.92)	3.71	(29.26)	(25.74)
Less distributions from:
Net investment income	(5.24)	(7.38)	(.12)	—	—
Total distributions	(5.24)	(7.38)	(.12)	—	—
Net asset value, end of period	$123.74	$108.38	$132.68	$129.09	$158.35

Total Return[b]	18.97%	(13.21%)	2.85%	(18.47%)	(13.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$378	$422	$621	$1,406	$693
Ratios to average net assets:
Net investment income (loss)	2.18%	3.23%	2.96%	0.12%	(1.43%)
Total expenses[c]	2.14%	2.10%	1.97%	1.93%	2.00%
Net expenses[d]	2.04%	2.00%	1.91%	1.85%	1.93%
Portfolio turnover rate	—	—	—	—	93%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expense of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Reverse share split — Per share amounts have been restated to reflect a 1:3 reverse share split effective February 18, 2025 — See Note 11 in the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 267

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2025
COMMODITIES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 50.8%
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	113,501	$1,144,087
Guggenheim Strategy Fund II1	45,022	1,116,989
Total Mutual Funds
(Cost $2,249,924)		2,261,076

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 29.1%
Freddie Mac
3.58% due 01/20/26[2]	$500,000	499,057
Fannie Mae
3.55% due 01/16/26[2]	400,000	399,408
Federal Home Loan Bank
3.62% due 01/16/26[2]	398,000	397,400
Total Federal Agency Discount Notes
(Cost $1,295,865)		1,295,865

U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	200,000	199,605
Total U.S. Treasury Bills
(Cost $199,579)		199,605

REPURCHASE AGREEMENTS††,4 - 14.0%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	310,073	310,073
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	310,072	310,072
Total Repurchase Agreements
(Cost $620,145)		620,145

Total Investments - 98.4%
(Cost $4,365,513)		$4,376,691
Other Assets & Liabilities, net - 1.6%		73,093
Total Net Assets - 100.0%		$4,449,784

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
S&P Goldman Sachs Commodity Index Futures Contracts	32	Jan 2026	$4,389,600	$106,300

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.

See Sector Classification in Other Information section.

268 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,261,076	$—	$—	$2,261,076
Federal Agency Discount Notes	—	1,295,865	—	1,295,865
U.S. Treasury Bills	—	199,605	—	199,605
Repurchase Agreements	—	620,145	—	620,145
Commodity Futures Contracts**	106,300	—	—	106,300
Total Assets	$2,367,376	$2,115,615	$—	$4,482,991

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,418,428	$—	$(300,000)	$(1,206)	$(233)	$1,116,989	45,022	$66,709
Guggenheim Ultra Short Duration Fund — Institutional Class	1,434,948	—	(300,000)	2,687	6,452	1,144,087	113,501	56,146
	$2,853,376	$—	$(600,000)	$1,481	$6,219	$2,261,076		$122,855

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 269

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,495,444)	$1,495,470
Investments in affiliated issuers, at value (cost $2,249,924)	2,261,076
Repurchase agreements, at value (cost $620,145)	620,145
Segregated cash with broker	147,928
Receivables:
Dividends	8,819
Fund shares sold	462
Interest	66
Other assets	624
Total assets	4,534,590

Liabilities:
Payable for:
Variation margin on futures contracts	53,778
Fund shares redeemed	6,155
Transfer agent fees	4,388
Management fees	3,183
Investor service fees	1,138
Portfolio accounting and administration fees	478
Trustees’ fees*	54
Miscellaneous	15,632
Total liabilities	84,806
Net assets	$4,449,784

Net assets consist of:
Paid in capital	$11,527,444
Total distributable earnings (loss)	(7,077,660)
Net assets	$4,449,784
Capital shares outstanding	49,723
Net asset value per share	$89.49

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$122,855
Interest	133,130
Total investment income	255,985

Expenses:
Management fees	52,088
Investor service fees	14,794
Transfer agent fees	16,115
Professional fees	15,157
Portfolio accounting and administration fees	9,172
Custodian fees	920
Trustees’ fees*	744
Miscellaneous	582
Total expenses	109,572
Less:
Expenses reimbursed by Adviser	(2,959)
Expenses waived by Adviser	(10,911)
Total waived/reimbursed expenses	(13,870)
Net expenses	95,702
Net investment income	160,283

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	39
Investments in affiliated issuers	1,481
Futures contracts	319,080
Net realized gain	320,600
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(97)
Investments in affiliated issuers	6,219
Futures contracts	(43,884)
Net change in unrealized appreciation (depreciation)	(37,762)
Net realized and unrealized gain	282,838
Net increase in net assets resulting from operations	$443,121

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

270 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$160,283	$260,226
Net realized gain on investments	320,600	1,207
Net change in unrealized appreciation (depreciation) on investments	(37,762)	100,923
Net increase in net assets resulting from operations	443,121	362,356

Distributions to shareholders	(214,784)	(280,887)

Capital share transactions:
Proceeds from sale of shares	58,916,374	36,976,544
Distributions reinvested	214,784	280,887
Cost of shares redeemed	(65,220,666)	(33,513,980)
Net increase (decrease) from capital share transactions	(6,089,508)	3,743,451
Net increase (decrease) in net assets	(5,861,171)	3,824,920

Net assets:
Beginning of year	10,310,955	6,486,035
End of year	$4,449,784	$10,310,955

Capital share activity:
Shares sold	659,006	398,849
Shares issued from reinvestment of distributions	2,443	3,144
Shares redeemed	(727,648)	(361,963)
Net increase (decrease) in shares	(66,199)	40,030

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 271

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$88.95	$85.46	$101.51	$87.09	$62.42
Income (loss) from investment operations:
Net investment income (loss)[a]	2.42	3.28	3.23	(.17)	(.96)
Net gain (loss) on investments (realized and unrealized)	1.85	3.84	(9.32)	20.44	25.63
Total from investment operations	4.27	7.12	(6.09)	20.27	24.67
Less distributions from:
Net investment income	(3.73)	(3.63)	(9.96)	(5.85)	—
Total distributions	(3.73)	(3.63)	(9.96)	(5.85)	—
Net asset value, end of period	$89.49	$88.95	$85.46	$101.51	$87.09

Total Return[b]	4.89%	8.29%	(6.24%)	22.88%	39.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,450	$10,311	$6,486	$12,451	$8,767
Ratios to average net assets:
Net investment income (loss)	2.71%	3.65%	3.46%	(0.15%)	(1.20%)
Total expenses[c]	1.85%	1.91%	1.89%	1.88%	1.86%
Net expenses[d]	1.62%	1.68%	1.68%	1.71%	1.67%
Portfolio turnover rate	—	—	—	—	92%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

272 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value
MUTUAL FUNDS† - 39.7%
Guggenheim Variable Insurance Strategy Fund III[1]	100,294	$2,489,300
Guggenheim Strategy Fund III[1]	89,107	2,219,653
Guggenheim Strategy Fund II1	4,552	112,940
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	7,274	73,318
Total Mutual Funds
(Cost $4,886,643)		4,895,211

	Face Amount
U.S. TREASURY BILLS†† - 11.5%
U.S. Treasury Bills
3.51% due 01/22/26[2,3]	$1,423,000	1,420,191
Total U.S. Treasury Bills
(Cost $1,420,007)		1,420,191

REPURCHASE AGREEMENTS††,4 - 47.3%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	2,920,561	2,920,561
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	2,920,561	2,920,561
Total Repurchase Agreements
(Cost $5,841,122)		5,841,122

Total Investments - 98.5%
(Cost $12,147,772)		$12,156,524
Other Assets & Liabilities, net - 1.5%		188,355
Total Net Assets - 100.0%		$12,344,879

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	2	Mar 2026	$704,150	$162,984
Live Cattle Futures Contracts	7	Feb 2026	648,550	37,105
Gold 100 oz. Futures Contracts	2	Feb 2026	865,380	11,119
Cotton #2 Futures Contracts	33	Mar 2026	1,060,950	9,214
LME Nickel Futures Contracts	2	Feb 2026	199,082	3,889
Coffee ‘C’ Futures Contracts	5	Mar 2026	653,344	2,837
LME Primary Aluminum Futures Contracts	2	Feb 2026	149,342	2,157
LME Zinc Futures Contracts	3	Feb 2026	233,253	1,393
Soybean Meal Futures Contracts	2	Mar 2026	59,920	(486)
Soybean Futures Contracts	1	Mar 2026	52,362	(566)
WTI Crude Futures Contracts	1	Jan 2026	57,440	(653)
Sugar #11 Futures Contracts	23	Feb 2026	385,112	(6,850)
Low Sulphur Gas Oil Futures Contracts	3	Feb 2026	184,350	(8,030)
Natural Gas Futures Contracts	4	Jan 2026	148,080	(17,271)
			$5,401,315	$196,842
Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	48	Mar 2026	$3,170,278	$88,893
FTSE 100 Index Futures Contracts††	10	Mar 2026	1,333,716	18,651
IBEX 35 Index Futures Contracts††	4	Jan 2026	810,714	15,024
S&P/TSX 60 IX Index Futures Contracts	7	Mar 2026	1,900,071	11,219
FTSE Taiwan Index Futures Contracts	6	Jan 2026	567,540	8,987
MSCI Emerging Markets Index Futures Contracts	4	Mar 2026	282,280	3,274
Euro STOXX 50 Index Futures Contracts††	5	Mar 2026	339,650	740
S&P MidCap 400 Index Mini Futures Contracts	1	Mar 2026	332,560	88
Nikkei 225 (CME) Index Futures Contracts	1	Mar 2026	252,850	(2,504)
S&P 500 Index Mini Futures Contracts	1	Mar 2026	344,588	(3,102)
NASDAQ-100 Index Mini Futures Contracts	2	Mar 2026	1,018,200	(16,001)
			$10,352,447	$125,269

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 273

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Canadian Government 10 Year Bond Futures Contracts††	12	Mar 2026	$1,055,817	$2,457
Australian Government 3 Year Bond Futures Contracts††	30	Mar 2026	2,101,301	1,270
U.S. Treasury 2 Year Note Futures Contracts	36	Mar 2026	7,515,844	1,205
Australian Government 10 Year Bond Futures Contracts††	4	Mar 2026	290,878	(1,584)
U.S. Treasury Long Bond Futures Contracts	4	Mar 2026	460,875	(2,102)
			$11,424,715	$1,246
Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	11	Mar 2026	$303,270	$3,652
Norwegian Krone Futures Contracts	1	Mar 2026	198,250	1,747
Australian Dollar Futures Contracts	4	Mar 2026	266,960	(704)
Japanese Yen Futures Contracts	8	Mar 2026	642,300	(1,060)
British Pound Futures Contracts	19	Mar 2026	1,600,513	(1,753)
Canadian Dollar Futures Contracts	40	Mar 2026	2,923,800	(10,910)
			$5,935,093	$(9,028)
Interest Rate Futures Contracts Sold Short†
Euro - Schatz Futures Contracts††	109	Mar 2026	$13,671,751	$12,731
U.S. Treasury Ultra Long Bond Futures Contracts	9	Mar 2026	1,057,219	10,426
Euro - Bobl Futures Contracts††	26	Mar 2026	3,537,344	7,109
Euro - Bund Futures Contracts††	12	Mar 2026	1,793,372	4,992
U.S. Treasury 5 Year Note Futures Contracts	7	Mar 2026	764,477	1,568
U.S. Treasury 10 Year Note Futures Contracts	8	Mar 2026	898,250	831
Long Gilt Futures Contracts††	1	Mar 2026	122,444	590
			$21,844,857	$38,247
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	5	Mar 2026	$794,969	$4,373
New Zealand Dollar Futures Contracts	8	Mar 2026	461,800	2,318
Euro FX Futures Contracts	1	Mar 2026	147,400	(252)
			$1,404,169	$6,439
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	1	Mar 2026	$241,690	$2,103
CAC 40 10 Euro Index Futures Contracts††	4	Jan 2026	380,987	949
Tokyo Stock Price Index Futures Contracts††	3	Mar 2026	654,267	(5,663)
			$1,276,944	$(2,611)
Commodity Futures Contracts Sold Short†
Wheat Futures Contracts	10	Mar 2026	$253,250	$14,884
Hard Red Winter Wheat Futures Contracts	3	Mar 2026	77,250	2,752
Corn Futures Contracts	10	Mar 2026	220,500	2,139
Soybean Oil Futures Contracts	2	Mar 2026	58,260	534
Cocoa Futures Contracts	3	Mar 2026	181,290	306
Platinum Futures Contracts	4	Apr 2026	411,220	222
LME Lead Futures Contracts	2	Feb 2026	99,885	(192)
Gasoline RBOB Futures Contracts	4	Jan 2026	287,683	(2,228)
Brent Crude Futures Contracts	2	Jan 2026	121,820	(2,953)
Cattle Feeder Futures Contracts	1	Mar 2026	172,650	(6,241)
Lean Hogs Futures Contracts	17	Feb 2026	578,510	(22,745)
			$2,462,318	$(13,522)

274 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 6.
CME — Chicago Mercantile Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,895,211	$—	$—	$4,895,211
U.S. Treasury Bills	—	1,420,191	—	1,420,191
Repurchase Agreements	—	5,841,122	—	5,841,122
Commodity Futures Contracts**	251,535	—	—	251,535
Equity Futures Contracts**	25,671	124,257	—	149,928
Interest Rate Futures Contracts**	14,030	29,149	—	43,179
Currency Futures Contracts**	12,090	—	—	12,090
Total Assets	$5,198,537	$7,414,719	$—	$12,613,256

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$68,215	$—	$—	$68,215
Equity Futures Contracts**	21,607	5,663	—	27,270
Currency Futures Contracts**	14,679	—	—	14,679
Interest Rate Futures Contracts**	2,102	1,584	—	3,686
Total Liabilities	$106,603	$7,247	$—	$113,850

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 275

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
GLOBAL MANAGED FUTURES STRATEGY FUND

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$113,122	$—	$—	$—	$(182)	$112,940	4,552	$5,950
Guggenheim Strategy Fund III	2,222,326	—	—	—	(2,673)	2,219,653	89,107	118,839
Guggenheim Ultra Short Duration Fund — Institutional Class	72,809	—	—	—	509	73,318	7,274	3,191
Guggenheim Variable Insurance Strategy Fund III	2,501,336	—	—	—	(12,036)	2,489,300	100,294	133,649
	$4,909,593	$—	$—	$—	$(14,382)	$4,895,211		$261,629

276 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $1,420,007)	$1,420,191
Investments in affiliated issuers, at value (cost $4,886,643)	4,895,211
Repurchase agreements, at value (cost $5,841,122)	5,841,122
Cash	37
Segregated cash with broker	322,630
Receivables:
Fund shares sold	33,370
Dividends	20,005
Interest	619
Other assets	876
Total assets	12,534,061

Liabilities:
Payable for:
Variation margin on futures contracts	117,125
Fund shares redeemed	14,625
Transfer agent fees	11,082
Management fees	9,342
Investor service fees	2,599
Portfolio accounting and administration fees	1,612
Trustees’ fees*	113
Miscellaneous	32,684
Total liabilities	189,182
Net assets	$12,344,879

Net assets consist of:
Paid in capital	$13,578,769
Total distributable earnings (loss)	(1,233,890)
Net assets	$12,344,879
Capital shares outstanding	733,843
Net asset value per share	$16.82

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of affiliated issuers	$261,629
Interest	260,610
Total investment income	522,239

Expenses:
Management fees	118,775
Investor service fees	28,584
Transfer agent fees	51,337
Professional fees	32,017
Portfolio accounting and administration fees	17,722
Custodian fees	1,779
Trustees’ fees*	1,466
Miscellaneous	189
Total expenses	251,869
Less:
Expenses waived by Adviser	(16,055)
Net expenses	235,814
Net investment income	286,425

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	7
Futures contracts	40,189
Foreign currency transactions	(3,629)
Net realized gain	36,567
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	12
Investments in affiliated issuers	(14,382)
Futures contracts	142,499
Foreign currency translations	(27)
Net change in unrealized appreciation (depreciation)	128,102
Net realized and unrealized gain	164,669
Net increase in net assets resulting from operations	$451,094

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 277

GLOBAL MANAGED FUTURES STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$286,425	$449,641
Net realized gain (loss) on investments	36,567	(503,736)
Net change in unrealized appreciation (depreciation) on investments	128,102	24,843
Net increase (decrease) in net assets resulting from operations	451,094	(29,252)

Distributions to shareholders	(212,863)	(584,520)

Capital share transactions:
Proceeds from sale of shares	3,393,008	4,775,241
Distributions reinvested	212,863	584,520
Cost of shares redeemed	(3,930,172)	(6,813,958)
Net decrease from capital share transactions	(324,301)	(1,454,197)
Net decrease in net assets	(86,070)	(2,067,969)

Net assets:
Beginning of year	12,430,949	14,498,918
End of year	$12,344,879	$12,430,949

Capital share activity:
Shares sold	212,790	269,130
Shares issued from reinvestment of distributions	13,663	33,787
Shares redeemed	(243,876)	(396,186)
Net decrease in shares	(17,423)	(93,269)

278 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$16.55	$17.17	$17.58	$16.24	$16.32
Income (loss) from investment operations:
Net investment income (loss)[a]	.40	.57	.54	.06	(.15)
Net gain (loss) on investments (realized and unrealized)	.17	(.47)	.11	1.80	.29
Total from investment operations	.57	.10	.65	1.86	.14
Less distributions from:
Net investment income	(.30)	(.47)	(.65)	(.43)	—
Net realized gains	—	(.25)	(.41)	(.09)	(.22)
Total distributions	(.30)	(.72)	(1.06)	(.52)	(.22)
Net asset value, end of period	$16.82	$16.55	$17.17	$17.58	$16.24

Total Return[b]	3.65%	0.37%	3.80%	11.28%	0.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,345	$12,431	$14,499	$21,041	$10,671
Ratios to average net assets:
Net investment income (loss)	2.51%	3.28%	3.08%	0.36%	(0.87%)
Total expenses[c]	2.20%	2.18%	2.14%	1.96%	1.81%
Net expenses[d]	2.06%	2.06%	2.00%	1.85%	1.69%
Portfolio turnover rate	—	—	—	—	2%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 279

CONSOLIDATED SCHEDULE OF INVESTMENTS	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
COMMON STOCKS† - 26.3%

Financial - 7.5%
ProAssurance Corp.*	12,998	$314,032
International Money Express, Inc.*	18,087	277,816
Janus Henderson Group plc	5,231	248,839
Plymouth Industrial REIT, Inc.	10,664	233,328
Comerica, Inc.	1,700	147,781
Air Lease Corp. — Class A	2,138	137,324
Diamond Hill Investment Group, Inc.	690	116,955
MidWestOne Financial Group, Inc.	3,020	116,270
PotlatchDeltic Corp. REIT	2,599	103,388
Brighthouse Financial, Inc.*	1,252	81,117
Anywhere Real Estate, Inc.*	5,359	75,884
Synovus Financial Corp.	1,504	75,275
Seven Hills Realty Trust REIT	1	9
Total Financial		1,928,018

Technology - 5.1%
Dayforce, Inc.*	3,373	233,277
CSG Systems International, Inc.	3,016	231,297
Electronic Arts, Inc.	1,088	222,311
Cantaloupe, Inc.*	19,656	208,746
Confluent, Inc. — Class A*	3,872	117,089
Clearwater Analytics Holdings, Inc. — Class A*	4,852	117,030
Jamf Holding Corp.*	8,552	111,262
Qorvo, Inc.*	910	76,904
Total Technology		1,317,916

Industrial - 4.5%
Chart Industries, Inc.*	2,299	474,123
Sealed Air Corp.	5,644	233,831
Norfolk Southern Corp.	738	213,075
American Woodmark Corp.*	2,415	130,168
Hillenbrand, Inc.	3,515	111,496
Olympic Steel, Inc.	67	2,867
Total Industrial		1,165,560

Consumer, Non-cyclical - 4.5%
Dynavax Technologies Corp.*	16,174	248,756
Exact Sciences Corp.*	2,308	234,401
Cidara Therapeutics, Inc.*	711	157,053
Udemy, Inc.*	26,042	152,346
Avidity Biosciences, Inc.*	1,576	113,677
Hologic, Inc.*	1,484	110,543
Astria Therapeutics, Inc.*	6,847	89,627
STAAR Surgical Co.*	2,205	50,913
Total Consumer, Non-cyclical		1,157,316

Communications - 3.2%
Frontier Communications Parent, Inc.*	9,688	368,822
DigitalBridge Group, Inc.	12,702	194,849
TEGNA, Inc.	7,806	151,514
Eventbrite, Inc. — Class A*	17,552	78,107
Warner Bros Discovery, Inc.*	1,045	30,117
Total Communications		823,409

Utilities - 1.2%
TXNM Energy, Inc.	4,043	238,052
Northwestern Energy Group, Inc.	1,335	86,161
Total Utilities		324,213

Consumer, Cyclical - 0.3%
Guess?, Inc.	4,536	75,978
Gildan Activewear, Inc. — Class A	1	61
Total Consumer, Cyclical		76,039

Energy - 0.0%
California Resources Corp.	28	1,252

Total Common Stocks
(Cost $6,720,887)		6,793,723

MASTER LIMITED PARTNERSHIPS† - 0.0%
Energy - 0.0%
Western Midstream Partners, LP	1	40
Total Master Limited Partnerships
(Cost $—)		40

RIGHTS† - 0.0%
Financial - 0.0%
Sycamore Partners LLC	19,209	—

Consumer, Non-cyclical - 0.0%
Bristol-Myers Squibb Co.	5,897	—
Sanofi SA	2,004	—
Johnson & Johnson†††	1,553	—
Novartis AG†††	4,974	—
Total Consumer, Non-cyclical		—

Total Rights
(Cost $1,940)		—

MUTUAL FUNDS† - 26.5%
Guggenheim Strategy Fund III[1]	99,249	2,472,289
Guggenheim Variable Insurance Strategy Fund III[1]	86,555	2,148,296
Guggenheim Strategy Fund II1	67,185	1,666,856
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	54,685	551,223
Total Mutual Funds
(Cost $6,865,317)		6,838,664

CLOSED-END MUTUAL FUNDS***,† - 5.7%
Mexico Fund, Inc.	2,273	45,778
Sprott Focus Trust, Inc.	5,273	45,770
Ellsworth Growth and Income Fund Ltd.	3,911	45,485
abrdn National Municipal Income Fund	4,379	44,972
BlackRock Science and Technology Term Trust	1,989	44,971
Royce Micro-Capital Trust, Inc.	4,298	44,828
MFS Municipal Income Trust	8,231	44,694
Nuveen Dow 30sm Dynamic Overwrite Fund	2,927	44,666
SRH Total Return Fund, Inc.	2,406	44,607
Bancroft Fund Ltd.	2,013	44,487

280 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Templeton Emerging Markets Fund/United States	2,612	$44,482
PIMCO New York Municipal Income Fund II	6,334	43,641
Neuberger Next Generation Connectivity Fund, Inc.	3,011	43,479
PIMCO California Municipal Income Fund	4,972	43,406
Clough Global Equity Fund	5,663	43,379
BlackRock Technology and Private Equity Term Trust	6,456	42,545
BlackRock Health Sciences Term Trust	2,821	42,456
European Equity Fund, Inc.	3,693	38,038
Royce Global Trust, Inc.	2,418	31,700
abrdn Emerging Markets ex China Fund, Inc.	4,354	30,478
John Hancock Diversified Income Fund	2,796	30,057
Gabelli Dividend & Income Trust	1,016	28,214
Federated Hermes Premier Municipal Income Fund	2,459	27,319
General American Investors Company, Inc.	374	21,965
Gabelli Healthcare & WellnessRx Trust	2,208	21,263
Virtus Convertible & Income Fund	1,355	20,528
Gabelli Global Small and Mid Capital Value Trust	1,278	19,170
Duff & Phelps Utility and Infrastructure Fund, Inc.	1,464	18,607
Tri-Continental Corp.	356	11,627
Royce Small-Capital Trust, Inc.	719	11,576
Eaton Vance California Municipal Income Trust	1,117	11,215
BlackRock MuniHoldings New York Quality Fund, Inc.	574	5,872
BlackRock New York Municipal Income Trust	578	5,861
abrdn Australia Equity Fund, Inc.	365	4,716
BNY Mellon Strategic Municipal Bond Fund, Inc.	499	3,079
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	279	3,066
Adams Diversified Equity Fund, Inc.	131	3,055
Voya Infrastructure Industrials and Materials Fund	248	3,050
First Trust Senior Floating Rate Income Fund II	302	3,041
Putnam Municipal Opportunities Trust	284	3,039
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	100	3,035
BlackRock Enhanced Equity Dividend Trust	319	3,024
Eaton Vance Enhanced Equity Income Fund	147	3,023
Eaton Vance Tax-Advantaged Dividend Income Fund	120	3,022
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	317	3,021
Putnam Managed Municipal Income Trust	481	3,016
BlackRock Enhanced International Dividend Trust	512	3,011
BNY Mellon Strategic Municipals, Inc.	472	3,002
Liberty All-Star Equity Fund	478	3,002
Eaton Vance Enhanced Equity Income Fund II	128	2,996
Eaton Vance National Municipal Opportunities Trust	177	2,993
Franklin Limited Duration Income Trust	484	2,977
Thornburg Income Builder Opportunities Trust	148	2,975
BlackRock MuniVest Fund II, Inc.	275	2,973
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	355	2,971
XAI Madison Equity Premium Income Fund	495	2,970
Nuveen S&P 500 Buy-Write Income Fund	202	2,969
BlackRock Municipal Income Trust	296	2,969
BlackRock MuniYield Fund, Inc.	283	2,969
Blackrock Investment Quality Municipal Trust, Inc.	265	2,968
BlackRock Municipal 2030 Target Term Trust	130	2,967
Nuveen NASDAQ 100 Dynamic Overwrite Fund	104	2,966
Western Asset Managed Municipals Fund, Inc.	284	2,965
Lazard Global Total Return and Income Fund, Inc.	170	2,965
BlackRock MuniYield Quality Fund II, Inc.	295	2,965
BlackRock Enhanced Global Dividend Trust	253	2,963
Invesco Municipal Trust	307	2,963
BlackRock MuniHoldings Quality Fund II, Inc.	295	2,959
BlackRock MuniHoldings Fund, Inc.	252	2,958
Flaherty & Crumrine Total Return Fund, Inc.	169	2,957
BlackRock MuniAssets Fund, Inc.	276	2,956
BlackRock Municipal Income Quality Trust	270	2,954
First Trust Enhanced Equity Income Fund	134	2,951
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	320	2,950
Invesco Municipal Opportunity Trust	308	2,948
LMP Capital and Income Fund, Inc.	199	2,947
Voya Emerging Markets High Dividend Equity Fund	470	2,947
RiverNorth Opportunities Fund, Inc.	251	2,947
BlackRock MuniYield Michigan Quality Fund, Inc.	251	2,947
DTF Tax-Free Income 2028 Term Fund, Inc.	258	2,946
PGIM Short Duration High Yield Opportunities Fund	179	2,945
BlackRock Municipal Income Trust II	282	2,944
Nuveen S&P 500 Dynamic Overwrite Fund	163	2,941
First Trust Mortgage Income Fund	242	2,940
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	247	2,939
BlackRock MuniVest Fund, Inc.	424	2,938

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 281

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Eaton Vance Risk-Managed Diversified Equity Income Fund	333	$2,937
Western Asset Investment Grade Opportunity Trust, Inc.	178	2,937
TCW Strategic Income Fund, Inc.	594	2,934
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	369	2,934
Nuveen Core Equity Alpha Fund	184	2,933
Western Asset Investment Grade Income Fund, Inc.	235	2,933
Virtus Global Multi-Sector Income Fund	374	2,932
Flaherty & Crumrine Preferred & Income Fund, Inc.	247	2,932
BlackRock Capital Allocation Term Trust	207	2,931
Morgan Stanley Emerging Markets Debt Fund, Inc.	396	2,926
MFS Investment Grade Municipal Trust	368	2,926
BlackRock MuniYield Quality Fund III, Inc.	269	2,924
MFS High Income Municipal Trust	790	2,923
Blackstone Strategic Credit Fund	248	2,921
AllianceBernstein National Municipal Income Fund, Inc.	270	2,921
BlackRock Health Sciences Trust	71	2,920
RiverNorth Flexible Municipal Income Fund, Inc.	209	2,920
Blackrock Science & Technology Trust	72	2,919
RiverNorth Managed Duration Municipal Income Fund II, Inc.	201	2,918
Eaton Vance Tax-Managed Buy-Write Income Fund	191	2,917
BlackRock MuniYield Quality Fund, Inc.	258	2,915
NYLI MacKay DefinedTerm Muni Opportunities Fund	196	2,914
Nuveen Select Maturities Municipal Fund	313	2,914
MFS High Yield Municipal Trust	830	2,913
BlackRock Multi-Sector Income Trust	223	2,912
Western Asset Intermediate Muni Fund, Inc.	379	2,911
Nuveen New York AMT-Free Quality Municipal Income Fund	288	2,906
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.	176	2,906
BlackRock MuniYield New York Quality Fund, Inc.	293	2,904
Allspring Global Dividend Opportunity Fund	498	2,903
Principal Real Estate Income Fund	290	2,903
Allspring Income Opportunities Fund	428	2,902
Allspring Multi-Sector Income Fund	312	2,902
Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	307	2,901
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	202	2,901
PGIM Global High Yield Fund, Inc.	235	2,900
AllianceBernstein Global High Income Fund, Inc.	271	2,897
MFS Multimarket Income Trust	623	2,897
Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	150	2,896
Western Asset Inflation-Linked Income Fund	350	2,894
Voya Global Equity Dividend and Premium Opportunity Fund	506	2,894
Liberty All Star Growth Fund, Inc.	546	2,894
John Hancock Income Securities Trust	247	2,892
Nuveen Credit Strategies Income Fund	576	2,892
MFS Charter Income Trust	461	2,890
Western Asset High Income Opportunity Fund, Inc.	779	2,890
Nuveen Floating Rate Income Fund	369	2,889
BlackRock California Municipal Income Trust	269	2,889
Invesco Bond Fund	187	2,882
BlackRock MuniYield Pennsylvania Quality Fund	260	2,881
Virtus Convertible & Income Fund II	209	2,880
Cohen & Steers Select Preferred and Income Fund, Inc.	142	2,880
BNY Mellon High Yield Strategies Fund	1,161	2,879
RiverNorth Managed Duration Municipal Income Fund, Inc.	211	2,872
Eaton Vance Municipal Bond Fund	295	2,870
Cohen & Steers Infrastructure Fund, Inc.	119	2,869
Nuveen Multi-Market Income Fund	475	2,869
PIMCO Municipal Income Fund II	380	2,865
MFS Intermediate High Income Fund	1,684	2,863
Western Asset Inflation-Linked Opportunities & Income Fund	333	2,860
John Hancock Investors Trust	209	2,857
Voya Asia Pacific High Dividend Equity Income Fund	392	2,854
RiverNorth Opportunistic Municipal Income Fund, Inc.	199	2,848
Neuberger Municipal Fund, Inc.	281	2,844
abrdn Healthcare Investors	150	2,841
BlackRock MuniHoldings California Quality Fund, Inc.	268	2,841
Cohen & Steers Real Estate Opportunities and Income Fund	193	2,837
John Hancock Premium Dividend Fund	223	2,832
BlackRock Long-Term Municipal Advantage Trust	305	2,830
Nuveen Core Plus Impact Fund	278	2,830
Nuveen Real Estate Income Fund	368	2,819
BlackRock Virginia Municipal Bond Trust	267	2,790
Cohen & Steers Quality Income Realty Fund, Inc.	244	2,786
abrdn Life Sciences Investors	166	2,785
Allspring Utilities and High Income Fund	235	2,778
Virtus Artificial Intelligence & Technology Opportunities Fund	125	2,719
Virtus Total Return Fund, Inc.	12	76
abrdn Total Dynamic Dividend Fund	3	29

282 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
Western Asset Global High Income Fund, Inc.	4	$26
GAMCO Natural Resources Gold & Income Trust	3	22
Western Asset Emerging Markets Debt Fund, Inc.	2	21
Templeton Emerging Markets Income Fund	3	20
Eaton Vance Senior Income Trust	3	16
DoubleLine Yield Opportunities Fund	1	15
Nuveen Global High Income Fund	1	13
Blackstone Long-Short Credit Income Fund	1	12
BlackRock Resources & Commodities Strategy Trust	1	11
Nuveen New York Municipal Value Fund	1	9
Franklin Universal Trust	1	8
Total Closed-End Mutual Funds
(Cost $1,323,238)		1,466,434

	Face Amount
U.S. TREASURY BILLS†† - 6.9%
U.S. Treasury Bills
3.69% due 01/08/26[2]	$900,000	899,479
3.51% due 01/22/26[2,3]	893,000	891,237
Total U.S. Treasury Bills
(Cost $1,790,447)		1,790,716

REPURCHASE AGREEMENTS††,4 - 22.9%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	2,954,867	2,954,867
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	2,954,867	2,954,867
Total Repurchase Agreements
(Cost $5,909,734)		5,909,734

Total Investments - 88.3%
(Cost $22,611,563)		$22,799,311

	Shares
COMMON STOCKS SOLD SHORT† - (4.5)%
Energy - 0.0%
Crescent Energy Co. — Class A	1	(9)
DNOW, Inc.*	1	(13)
Total Energy		(22)

Communications - 0.0%
Omnicom Group, Inc.	1	(81)

Consumer, Cyclical - 0.0%
HNI Corp.	1	(42)
Gildan Activewear, Inc. — Class A	1	(63)
Total Consumer, Cyclical		(105)

Technology - (0.2)%
Skyworks Solutions, Inc.	874	(55,420)

Utilities - (0.4)%
Black Hills Corp.	1,308	(90,802)

Consumer, Non-cyclical - (0.7)%
BioCryst Pharmaceuticals, Inc.*	4,040	(31,512)
Coursera, Inc.*	20,834	(153,338)
Total Consumer, Non-cyclical		(184,850)

Industrial - (1.2)%
Ryerson Holding Corp.	67	(1,686)
Masterbrand, Inc.*	12,437	(137,304)
Union Pacific Corp.	738	(170,714)
Total Industrial		(309,704)

Financial - (2.0)%
Pinnacle Financial Partners, Inc.	788	(75,183)
Compass, Inc. — Class A*	7,696	(81,347)
Rayonier, Inc.	4,723	(102,253)
Nicolet Bankshares, Inc.	959	(116,327)
Fifth Third Bancorp	3,173	(148,528)
Total Financial		(523,638)

Total Common Stocks Sold Short
(Proceeds $1,153,306)		(1,164,622)

EXCHANGE-TRADED FUNDS SOLD SHORT***,† - (6.5)%
iShares Mortgage Real Estate ETF	9	(200)
iShares MBS ETF*	15	(1,428)
iShares 7-10 Year Treasury Bond ETF*	15	(1,442)
iShares JP Morgan USD Emerging Markets Bond ETF*	24	(2,311)
VanEck High Yield Muni ETF	59	(3,016)
VanEck Gold Miners ETF	65	(5,575)
iShares TIPS Bond ETF	51	(5,605)
iShares U.S. Real Estate ETF	106	(9,952)
Schwab U.S. Aggregate Bond ETF	515	(12,036)
State Street SPDR S&P Biotech ETF	109	(13,290)
iShares Floating Rate Bond ETF	291	(14,800)
Invesco Senior Loan ETF	790	(16,590)
iShares Preferred & Income Securities ETF*	555	(17,183)
State Street Utilities Select Sector SPDR ETF	430	(18,357)
iShares iBoxx $ Investment Grade Corporate Bond ETF	172	(18,953)
iShares Core High Dividend ETF	203	(24,687)
iShares Latin America 40 ETF	981	(29,872)
State Street Technology Select Sector SPDR ETF	216	(31,098)
iShares iBoxx $ High Yield Corporate Bond ETF	395	(31,849)
iShares MSCI All Country Asia ex Japan ETF*	348	(32,406)
State Street Health Care Select Sector SPDR ETF	234	(36,223)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 283

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Value
iShares MSCI Emerging Markets ETF	809	(44,260)
iShares Russell 1000 Growth ETF	148	$(70,048)
iShares Russell 2000 Index ETF	484	(119,142)
State Street SPDR Bloomberg Convertible Securities ETF	1,498	(133,622)
SPDR S&P 500 ETF Trust	196	(133,656)
iShares National Muni Bond ETF	1,257	(134,637)
iShares Russell 1000 Value ETF	643	(135,249)
iShares MSCI EAFE ETF	1,447	(138,955)
State Street SPDR Nuveen ICE High Yield Municipal Bond ETF	7,116	(177,473)
State Street SPDR Nuveen ICE Municipal Bond ETF	6,040	(276,088)
Total Exchange-Traded Funds Sold Short
(Proceeds $1,674,822)		(1,690,003)

Total Securities Sold Short - (11.0)%
(Proceeds $2,828,128)		$(2,854,625)
Other Assets & Liabilities, net - 22.7%		5,873,631
Total Net Assets - 100.0%		$25,818,317

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Silver Futures Contracts	1	Mar 2026	$352,075	$95,452
Live Cattle Futures Contracts	8	Jun 2026	725,520	36,114
Sugar #11 Futures Contracts	30	Apr 2026	491,568	6,122
LME Nickel Futures Contracts	1	Feb 2026	99,541	5,006
Cotton #2 Futures Contracts	15	Mar 2026	482,250	3,846
LME Primary Aluminum Futures Contracts	3	Feb 2026	224,014	3,609
LME Zinc Futures Contracts	2	Feb 2026	155,502	928
Low Sulphur Gas Oil Futures Contracts	2	Feb 2026	122,900	(1,466)
Hard Red Winter Wheat Futures Contracts	4	Mar 2026	103,000	(1,935)
Coffee ‘C’ Futures Contracts	2	Mar 2026	261,338	(9,081)
Natural Gas Futures Contracts	6	Feb 2026	189,120	(10,876)
Gasoline RBOB Futures Contracts	6	Jan 2026	431,525	(16,047)
NY Harbor ULSD Futures Contracts	5	Mar 2026	434,868	(19,946)
			$4,073,221	$91,726
Equity Futures Contracts Purchased†
FTSE/JSE TOP 40 Index Futures Contracts††	26	Mar 2026	$1,717,234	$48,150
FTSE 100 Index Futures Contracts††	4	Mar 2026	533,486	9,050
IBEX 35 Index Futures Contracts††	2	Jan 2026	405,357	7,512
FTSE Taiwan Index Futures Contracts	4	Jan 2026	378,360	5,991
S&P/TSX 60 IX Index Futures Contracts	4	Mar 2026	1,085,755	5,413
S&P MidCap 400 Index Mini Futures Contracts	1	Mar 2026	332,560	(6,632)
NASDAQ-100 Index Mini Futures Contracts	1	Mar 2026	509,100	(10,364)
S&P 500 Index Mini Futures Contracts	5	Mar 2026	1,722,938	(13,569)
CBOE Volatility Index Futures Contracts	14	Jan 2026	231,700	(21,172)
			$6,916,490	$24,379
Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	26	Mar 2026	$716,820	$9,548
British Pound Futures Contracts	7	Mar 2026	589,663	1,630
Euro FX Futures Contracts	6	Mar 2026	884,400	671
New Zealand Dollar Futures Contracts	2	Mar 2026	115,450	(805)
Australian Dollar Futures Contracts	11	Mar 2026	734,140	(832)
Canadian Dollar Futures Contracts	12	Mar 2026	877,140	(2,487)
Japanese Yen Futures Contracts	16	Mar 2026	1,284,600	(9,763)
			$5,202,213	$(2,038)

284 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
Canadian Government 10 Year Bond Futures Contracts††	7	Mar 2026	$615,893	$2,485
Australian Government 3 Year Bond Futures Contracts††	16	Mar 2026	1,120,694	964
Euro - OATS Futures Contracts††	2	Mar 2026	282,444	637
U.S. Treasury Long Bond Futures Contracts	1	Mar 2026	115,219	(85)
U.S. Treasury 2 Year Note Futures Contracts	7	Mar 2026	1,461,414	(269)
U.S. Treasury 5 Year Note Futures Contracts	10	Mar 2026	1,092,109	(1,579)
U.S. Treasury 10 Year Note Futures Contracts	7	Mar 2026	785,969	(1,700)
Australian Government 10 Year Bond Futures Contracts††	22	Mar 2026	1,599,827	(6,471)
			$7,073,569	$(6,018)
Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	18	Apr 2026	$368,460	$8,204
Russell 2000 Index Mini Futures Contracts	2	Mar 2026	249,860	6,196
CBOE Volatility Index Futures Contracts	8	May 2026	166,640	2,689
CAC 40 10 Euro Index Futures Contracts††	2	Jan 2026	190,493	635
CBOE Volatility Index Futures Contracts	7	Mar 2026	137,970	(243)
Tokyo Stock Price Index Futures Contracts††	2	Mar 2026	436,178	(3,776)
			$1,549,601	$13,705
Interest Rate Futures Contracts Sold Short†
Euro - Schatz Futures Contracts††	59	Mar 2026	$7,400,305	$7,444
Euro - Bobl Futures Contracts††	15	Mar 2026	2,040,776	3,585
Euro - Bund Futures Contracts††	4	Mar 2026	597,791	1,806
U.S. Treasury Ultra Long Bond Futures Contracts	1	Mar 2026	117,469	535
Euro - BTP Italian Government Bond Futures Contracts††	1	Mar 2026	140,682	528
			$10,297,023	$13,898
Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	6	Mar 2026	$953,963	$(10,789)
Commodity Futures Contracts Sold Short†
New York Harbor Ultra-Low Sulfur Diesel Futures Contracts	4	Jan 2026	$356,866	$13,182
Gasoline RBOB Futures Contracts	6	Mar 2026	493,996	12,320
Natural Gas Futures Contracts	5	Jan 2026	185,100	11,097
Soybean Oil Futures Contracts	5	Mar 2026	145,650	1,728
Soybean Futures Contracts	2	Mar 2026	104,725	1,622
Corn Futures Contracts	7	Mar 2026	154,350	545
Wheat Futures Contracts	1	Mar 2026	25,325	441
Soybean Meal Futures Contracts	2	Mar 2026	59,920	(57)
LME Lead Futures Contracts	1	Feb 2026	49,943	(178)
Live Cattle Futures Contracts	2	Feb 2026	185,300	(421)
Brent Crude Futures Contracts	1	Jan 2026	60,910	(622)
Cocoa Futures Contracts	2	Mar 2026	120,860	(2,455)
Sugar #11 Futures Contracts	32	Jun 2026	525,414	(8,882)
Platinum Futures Contracts	3	Apr 2026	308,415	(41,427)
			$2,776,774	$(13,107)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 285

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type[5]	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Pay	4.04% (Federal Funds Rate + 0.40%)	At Maturity	08/31/28	$9,938,044	$588,995
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Long/Short Equity Custom Basket	Receive	3.31% (Federal Funds Rate - 0.33%)	At Maturity	08/31/28	$6,247,849	$152,701

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS LONG/SHORT EQUITY LONG CUSTOM BASKET
Consumer, Non-cyclical
Theravance Biopharma, Inc.	4,388	0.76%	$18,295
Biogen, Inc.	550	0.97%	18,250
Jazz Pharmaceuticals plc	380	0.65%	16,802
Incyte Corp.	1,005	1.00%	16,048
Catalyst Pharmaceuticals, Inc.	4,396	1.03%	15,951
Bristol-Myers Squibb Co.	1,943	1.05%	15,448
Regeneron Pharmaceuticals, Inc.	62	0.48%	13,057
Royalty Pharma plc — Class A	1,740	0.68%	12,873
Innoviva, Inc.	4,869	0.98%	9,372
United Therapeutics Corp.	83	0.41%	8,288
Harmony Biosciences Holdings, Inc.	1,919	0.72%	7,418
Collegium Pharmaceutical, Inc.	939	0.44%	5,067
Exelixis, Inc.	990	0.44%	4,447
BioMarin Pharmaceutical, Inc.	832	0.50%	4,265
Perdoceo Education Corp.	3,547	1.05%	3,775
PTC Therapeutics, Inc.	561	0.43%	3,333
Pacira BioSciences, Inc.	945	0.25%	1,686
Halozyme Therapeutics, Inc.	337	0.23%	1,315
Gilead Sciences, Inc.	222	0.27%	(42)
Seneca Foods Corp. — Class A	365	0.41%	(725)
ADT, Inc.	12,400	1.01%	(1,472)
Utah Medical Products, Inc.	1,294	0.73%	(1,949)
Cal-Maine Foods, Inc.	883	0.71%	(1,974)
Archer-Daniels-Midland Co.	1,113	0.64%	(2,120)
Kura Oncology, Inc.	1,807	0.19%	(3,066)
Alarm.com Holdings, Inc.	1,950	1.00%	(5,520)
WillScot Holdings Corp.	2,330	0.44%	(5,671)
Pfizer, Inc.	3,941	0.99%	(6,620)
SIGA Technologies, Inc.	8,607	0.53%	(10,762)
Total Consumer, Non-cyclical			135,769

Communications
Millicom International Cellular S.A.	1,936	1.08%	21,824
Lumen Technologies, Inc.	5,612	0.44%	4,796
Uniti Group, Inc.	6,100	0.43%	4,677
AT&T, Inc.	3,981	1.00%	3,104
Verizon Communications, Inc.	2,450	1.00%	1,620
Harmonic, Inc.	3,477	0.35%	928
Yelp, Inc. — Class A	2,824	0.86%	623
IDT Corp. — Class B	1,359	0.70%	573
A10 Networks, Inc.	3,299	0.59%	242
Spok Holdings, Inc.	2,430	0.32%	(1,096)
Preformed Line Products Co.	177	0.37%	(2,051)
Travelzoo	3,456	0.25%	(2,315)
InterDigital, Inc.	189	0.61%	(8,662)
Total Communications			24,263

Industrial
Mueller Industries, Inc.	893	1.03%	34,563
Snap-on, Inc.	287	1.00%	10,760
A O Smith Corp.	1,489	1.00%	1,873
AZZ, Inc.	950	1.02%	674
Luxfer Holdings plc	2,135	0.29%	561
Primoris Services Corp.	256	0.32%	(425)
Oshkosh Corp.	776	0.98%	(481)
UFP Industries, Inc.	1,052	0.96%	(580)
Tecnoglass, Inc.	806	0.41%	(792)
Mueller Water Products, Inc. — Class A	1,435	0.34%	(1,230)
Flowserve Corp.	535	0.37%	(1,447)
Teekay Tankers Ltd. — Class A	1,582	0.85%	(3,157)
Teekay Corporation Ltd.	7,039	0.64%	(3,966)
Lindsay Corp.	851	1.01%	(4,382)
Scorpio Tankers, Inc.	1,431	0.73%	(6,476)
Gencor Industries, Inc.	3,956	0.52%	(8,518)
CNH Industrial N.V.	6,641	0.62%	(9,613)

286 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Alamo Group, Inc.	453	0.77%	$(11,953)
Total Industrial			(4,589)

Technology
Photronics, Inc.	1,839	0.59%	23,112
Adeia, Inc.	3,309	0.57%	15,240
Cirrus Logic, Inc.	823	0.98%	11,394
Zoom Communications, Inc. — Class A	1,169	1.02%	11,273
Teradata Corp.	958	0.29%	8,952
Daily Journal Corp.	95	0.47%	8,939
QUALCOMM, Inc.	578	0.99%	4,795
Mitek Systems, Inc.	4,118	0.44%	4,687
NetScout Systems, Inc.	3,718	1.01%	3,844
Bandwidth, Inc. — Class A	5,460	0.85%	3,459
PagerDuty, Inc.	3,066	0.40%	3,320
LiveRamp Holdings, Inc.	1,880	0.56%	2,442
Clear Secure, Inc. — Class A	1,103	0.39%	2,100
Dropbox, Inc. — Class A	1,768	0.49%	526
Cricut, Inc. — Class A	7,372	0.37%	(813)
Consensus Cloud Solutions, Inc.	1,180	0.26%	(2,020)
Qorvo, Inc.	490	0.42%	(2,296)
NetApp, Inc.	493	0.53%	(4,631)
OneSpan, Inc.	4,362	0.56%	(4,731)
Skyworks Solutions, Inc.	959	0.61%	(5,960)
Total Technology			83,632

Basic Materials
Newmont Corp.	1,114	1.12%	26,824
Anglogold Ashanti plc	826	0.71%	14,827
Alcoa Corp.	455	0.24%	9,962
Freeport-McMoRan, Inc.	455	0.23%	4,962
Caledonia Mining Corporation plc	1,468	0.39%	(1,434)
Total Basic Materials			55,141

Financial
Enova International, Inc.	596	0.94%	36,881
Synchrony Financial	1,004	0.84%	24,375
Jackson Financial, Inc. — Class A	1,018	1.09%	16,240
MGIC Investment Corp.	3,591	1.06%	15,642
Bread Financial Holdings, Inc.	1,120	0.83%	14,733
Enact Holdings, Inc.	2,467	0.98%	12,653
Essent Group Ltd.	1,641	1.07%	11,898
NMI Holdings, Inc. — Class A	1,769	0.73%	11,025
OneMain Holdings, Inc.	1,264	0.86%	10,358
RenaissanceRe Holdings Ltd.	253	0.72%	10,295
Northrim BanCorp, Inc.	2,642	0.71%	8,979
Hamilton Insurance Group Ltd. — Class B	3,693	1.04%	8,842
Capital One Financial Corp.	380	0.93%	8,795
Hartford Insurance Group, Inc.	759	1.05%	5,467
Arch Capital Group Ltd.	1,087	1.05%	5,322
Bowhead Specialty Holdings, Inc.	1,621	0.47%	5,212
Travelers Companies, Inc.	355	1.04%	2,400
Atlantic Union Bankshares Corp.	2,888	1.03%	2,368
Westamerica BanCorp	842	0.41%	1,568
GCM Grosvenor, Inc. — Class A	6,562	0.75%	789
Horace Mann Educators Corp.	1,867	0.87%	(687)
Bank OZK	1,272	0.59%	(1,532)
Fidelity National Financial, Inc.	1,634	0.90%	(2,152)
Total Financial			209,471

Consumer, Cyclical
Allison Transmission Holdings, Inc.	1,107	1.09%	24,800
BorgWarner, Inc.	2,320	1.05%	11,183
Lear Corp.	923	1.06%	5,218
Strattec Security Corp.	636	0.49%	5,069
Boyd Gaming Corp.	1,236	1.06%	4,770
Ford Motor Co.	4,886	0.65%	2,523
General Motors Co.	426	0.35%	2,474
Gentex Corp.	3,028	0.71%	721
Aptiv plc	1,301	1.00%	24
Macy’s, Inc.	919	0.20%	18
Hudson Technologies, Inc.	6,479	0.45%	(5,081)
Dolby Laboratories, Inc. — Class A	1,397	0.90%	(5,338)
Blue Bird Corp.	1,974	0.93%	(7,709)
Visteon Corp.	1,001	0.96%	(11,331)
Total Consumer, Cyclical			27,341

Utilities
UGI Corp.	2,673	1.01%	11,692
Brookfield Infrastructure Corp. — Class A	1,833	0.84%	10,901
Portland General Electric Co.	2,049	0.99%	8,089
Clearway Energy, Inc. — Class C	2,916	0.98%	7,964
National Fuel Gas Co.	1,226	0.99%	7,331
MDU Resources Group, Inc.	1,718	0.34%	5,651
Evergy, Inc.	877	0.64%	5,536

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 287

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consolidated Water Company Ltd.	2,549	0.91%	$4,759
Hawaiian Electric Industries, Inc.	3,097	0.38%	3,057
Duke Energy Corp.	795	0.94%	746
Southwest Gas Holdings, Inc.	1,068	0.86%	672
Eversource Energy	911	0.62%	635
Otter Tail Corp.	1,224	1.00%	(199)
Consolidated Edison, Inc.	1,045	1.04%	(449)
American Electric Power Company, Inc.	827	0.96%	(4,409)
MGE Energy, Inc.	1,184	0.93%	(6,242)
Total Utilities			55,734

Energy
SunCoke Energy, Inc.	7,980	0.58%	3,469

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	1,759	0.79%	(1,236)
Total MS Long/Short Equity Long Custom Basket			$588,995

MS LONG/SHORT EQUITY SHORT CUSTOM BASKET
Basic Materials
Kronos Worldwide, Inc.	21,033	(1.47)%	17,035
Air Products and Chemicals, Inc.	389	(1.54)%	13,157
Sensient Technologies Corp.	1,075	(1.62)%	9,464
RPM International, Inc.	957	(1.59)%	9,239
Sherwin-Williams Co.	298	(1.55)%	8,464
International Paper Co.	2,559	(1.61)%	8,042
Balchem Corp.	655	(1.61)%	3,927
FMC Corp.	1,693	(0.38)%	(315)
Hawkins, Inc.	270	(0.61)%	(1,105)
Tronox Holdings plc — Class A	7,192	(0.48)%	(2,160)
Ashland, Inc.	1,753	(1.65)%	(2,297)
Ecolab, Inc.	383	(1.61)%	(2,599)
Total Basic Materials			60,852

Consumer, Non-cyclical
Limoneira Co.	4,331	(0.88)%	7,112
OrthoPediatrics Corp.	3,932	(1.12)%	4,862
First Advantage Corp.	6,393	(1.49)%	4,695
U-Haul Holding Co.	1,001	(0.81)%	2,535
Driven Brands Holdings, Inc.	3,272	(0.78)%	1,997
Tejon Ranch Co.	1,981	(0.50)%	598
Cintas Corp.	512	(1.54)%	(1,617)
Matthews International Corp. — Class A	1,346	(0.56)%	(2,348)
FTI Consulting, Inc.	607	(1.66)%	(2,918)
Alico, Inc.	1,107	(0.64)%	(3,116)
CRA International, Inc.	346	(1.11)%	(4,321)
Avery Dennison Corp.	571	(1.66)%	(4,626)
Total Consumer, Non-cyclical			2,853

Financial
Apartment Investment and Management Co. — Class A	18,039	(1.72)%	19,172
Iron Mountain, Inc.	1,184	(1.57)%	15,165
Cannae Holdings, Inc.	3,793	(0.95)%	13,021
Walker & Dunlop, Inc.	826	(0.80)%	12,467
Marcus & Millichap, Inc.	1,266	(0.55)%	12,153
Weyerhaeuser Co.	4,676	(1.77)%	11,092
Redwood Trust, Inc.	17,911	(1.59)%	7,467
FTAI Infrastructure, Inc.	5,989	(0.44)%	6,691
AMERISAFE, Inc.	1,210	(0.74)%	6,232
Franklin BSP Realty Trust, Inc.	9,505	(1.53)%	4,588
Western Alliance Bancorporation	1,180	(1.59)%	2,447
Equity LifeStyle Properties, Inc.	1,611	(1.56)%	2,384
Chimera Investment Corp.	5,823	(1.16)%	2,375
Equinix, Inc.	135	(1.66)%	2,367
Sun Communities, Inc.	649	(1.29)%	2,359
Lamar Advertising Co. — Class A	357	(0.72)%	2,064
PennyMac Mortgage Investment Trust	7,911	(1.59)%	2,032
SBA Communications Corp.	227	(0.70)%	641
Columbia Financial, Inc.	5,985	(1.49)%	(104)
Ellington Financial, Inc.	7,384	(1.60)%	(125)
Ventas, Inc.	893	(1.11)%	(1,113)
Newmark Group, Inc. — Class A	5,638	(1.56)%	(1,198)
Macerich Co.	1,211	(0.36)%	(1,375)
American Healthcare REIT, Inc.	1,206	(0.91)%	(1,473)
Outfront Media, Inc.	2,449	(0.94)%	(1,912)
Horizon Bancorp, Inc.	5,802	(1.57)%	(2,596)
NewtekOne, Inc.	8,979	(1.63)%	(2,943)
CBRE Group, Inc. — Class A	623	(1.60)%	(3,551)
SL Green Realty Corp.	1,888	(1.39)%	(3,578)
Merchants Bancorp	2,332	(1.27)%	(3,718)
Elme Communities	5,827	(1.62)%	(4,012)
Primis Financial Corp.	2,074	(0.46)%	(4,674)

288 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Fidelis Insurance Holdings Ltd.	3,559	(1.11)%	$(6,205)
First Foundation, Inc.	12,680	(1.25)%	(11,569)
Total Financial			74,571

Energy
Evolution Petroleum Corp.	12,853	(0.73)%	8,027
Viper Energy, Inc. — Class A	1,467	(0.91)%	2,019
Bristow Group, Inc.	2,132	(1.25)%	1,864
Oceaneering International, Inc.	3,126	(1.20)%	1,324
Archrock, Inc.	1,245	(0.52)%	(751)
Core Laboratories, Inc.	5,504	(1.41)%	(1,469)
Natural Gas Services Group, Inc.	1,140	(0.61)%	(1,544)
BKV Corp.	1,583	(0.69)%	(3,034)
Seadrill Ltd.	2,021	(1.12)%	(4,487)
Total Energy			1,949

Industrial
RXO, Inc.	4,595	(0.93)%	16,662
Knife River Corp.	644	(0.73)%	9,735
Trinity Industries, Inc.	2,238	(0.95)%	2,880
Exponent, Inc.	1,196	(1.33)%	952
Radiant Logistics, Inc.	4,986	(0.51)%	128
Amcor plc	8,481	(1.13)%	(31)
GXO Logistics, Inc.	783	(0.66)%	(1,422)
XPO, Inc.	581	(1.26)%	(2,143)
Ranpak Holdings Corp.	5,250	(0.45)%	(2,607)
Casella Waste Systems, Inc. — Class A	1,063	(1.67)%	(3,486)
Ball Corp.	2,065	(1.75)%	(3,680)
Landstar System, Inc.	709	(1.63)%	(8,167)
Total Industrial			8,821

Technology
Conduent, Inc.	17,500	(0.54)%	14,863
NCR Voyix Corp.	7,900	(1.29)%	6,513
Total Technology			21,376

Consumer, Cyclical
LGI Homes, Inc.	562	(0.39)%	5,546
Capri Holdings Ltd.	1,044	(0.41)%	3,422
Penn Entertainment, Inc.	1,815	(0.43)%	(873)
JetBlue Airways Corp.	17,172	(1.25)%	(1,614)
RB Global, Inc.	1,025	(1.69)%	(3,394)
Frontier Group Holdings, Inc.	5,409	(0.41)%	(4,655)
Madison Square Garden Sports Corp. — Class A	454	(1.88)%	(16,153)
Total Consumer, Cyclical			(17,721)
Total MS Long/Short Equity Short Custom Basket			$152,701

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Consolidated Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at December 31, 2025.
[4]	Repurchase Agreements — See Note 6.
[5]

Custom Basket Swap — Type “Receive” indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type “Pay” indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.

MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 289

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,793,723		$—	$—		$6,793,723
Master Limited Partnership	40		—	—		40
Rights	—	*	—	—	*	—
Mutual Funds	6,838,664		—	—		6,838,664
Closed-End Mutual Funds	1,466,434		—	—		1,466,434
U.S. Treasury Bills	—		1,790,716	—		1,790,716
Repurchase Agreements	—		5,909,734	—		5,909,734
Commodity Futures Contracts**	192,012		—	—		192,012
Equity Futures Contracts**	28,493		65,347	—		93,840
Interest Rate Futures Contracts**	535		17,449	—		17,984
Currency Futures Contracts**	11,849		—	—		11,849
Equity Custom Basket Swap Agreements**	—		741,696	—		741,696
Total Assets	$15,331,750		$8,524,942	$—		$23,856,692

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks Sold Short	$1,164,622	$—	$—	$1,164,622
Exchange-Traded Funds Sold Short	1,690,003	—	—	1,690,003
Commodity Futures Contracts**	113,393	—	—	113,393
Equity Futures Contracts**	51,980	3,776	—	55,756
Currency Futures Contracts**	24,676	—	—	24,676
Interest Rate Futures Contracts**	3,633	6,471	—	10,104
Total Liabilities	$3,048,307	$10,247	$—	$3,058,554

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short-term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2025 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000139834425021351/fp0095397-6_ncsrixbrl.htm. The Fund also may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

290 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
MULTI-HEDGE STRATEGIES FUND

Transactions during the year ended December 31, 2025, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Shares 12/31/25	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,669,543	$—	$—	$—	$(2,687)	$1,666,856	67,185	$87,812
Guggenheim Strategy Fund III	2,475,267	—	—	—	(2,978)	2,472,289	99,249	132,365
Guggenheim Ultra Short Duration Fund — Institutional Class	547,395	—	—	—	3,828	551,223	54,685	23,989
Guggenheim Variable Insurance Strategy Fund III	2,158,683	—	—	—	(10,387)	2,148,296	86,555	115,341
	$6,850,888	$—	$—	$—	$(12,224)	$6,838,664		$359,507

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 291

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments in unaffiliated issuers, at value (cost $9,836,512)	$10,050,913
Investments in affiliated issuers, at value (cost $6,865,317)	6,838,664
Repurchase agreements, at value (cost $5,909,734)	5,909,734
Cash	5,183,229
Segregated cash with broker	897,402
Unrealized appreciation on OTC swap agreements	741,696
Receivables:
Securities sold	231,448
Dividends	39,153
Interest	626
Other assets	9,781
Total assets	29,902,646

Liabilities:
Securities sold short, at value (proceeds $2,828,128)	2,854,625
Payable for:
Securities purchased	847,480
Swap settlement	224,618
Variation margin on futures contracts	92,408
Fund shares redeemed	27,731
Management fees	25,212
Trustees’ fees*	320
Miscellaneous	11,935
Total liabilities	4,084,329
Net assets	$25,818,317

Net assets consist of:
Paid in capital	$30,432,247
Total distributable earnings (loss)	(4,613,930)
Net assets	$25,818,317
Capital shares outstanding	1,099,270
Net asset value per share	$23.49

CONSOLIDATED STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $408)	$173,393
Dividends from securities of affiliated issuers	359,507
Interest	421,416
Income from securities lending, net	1,631
Interest related to securities sold short	114,058
Total investment income	1,070,005

Expenses:
Management fees	328,265
Short sales dividend expense	111,395
Miscellaneous	7,133
Total expenses	446,793
Less:
Expenses waived by Adviser	(13,645)
Net expenses	433,148
Net investment income	636,857

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	822,087
Investments in unaffiliated issuers sold short	(340,654)
Distributions received from unaffiliated investment companies	7,661
Swap agreements	(243,680)
Futures contracts	(1,060,513)
Foreign currency transactions	(6,916)
Net realized loss	(822,015)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(39,334)
Investments in affiliated issuers	(12,224)
Investments in unaffiliated issuers sold short	98,184
Swap agreements	374,473
Futures contracts	(144,459)
Foreign currency translations	(241)
Net change in unrealized appreciation (depreciation)	276,399
Net realized and unrealized loss	(545,616)
Net increase in net assets resulting from operations	$91,241

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

292 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$636,857	$775,951
Net realized loss on investments	(822,015)	(363,488)
Net change in unrealized appreciation (depreciation) on investments	276,399	(1,632,099)
Net increase (decrease) in net assets resulting from operations	91,241	(1,219,636)

Distributions to shareholders	(622,986)	(1,863,918)

Capital share transactions:
Proceeds from sale of shares	4,253,672	8,041,664
Distributions reinvested	622,986	1,863,918
Cost of shares redeemed	(11,971,140)	(16,016,403)
Net decrease from capital share transactions	(7,094,482)	(6,110,821)
Net decrease in net assets	(7,626,227)	(9,194,375)

Net assets:
Beginning of year	33,444,544	42,638,919
End of year	$25,818,317	$33,444,544

Capital share activity:
Shares sold	182,229	309,408
Shares issued from reinvestment of distributions	27,228	73,731
Shares redeemed	(516,031)	(622,765)
Net decrease in shares	(306,574)	(239,626)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 293

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$23.79	$25.91	$25.56	$27.01	$25.62
Income (loss) from investment operations:
Net investment income (loss)[a]	.54	.52	.57	.09	(.12)
Net gain (loss) on investments (realized and unrealized)	(.30)	(1.36)	.52	(.96)	2.18
Total from investment operations	.24	(.84)	1.09	(.87)	2.06
Less distributions from:
Net investment income	(.54)	(1.28)	(.74)	(.31)	—
Net realized gains	—	—	—	(.27)	(.67)
Total distributions	(.54)	(1.28)	(.74)	(.58)	(.67)
Net asset value, end of period	$23.49	$23.79	$25.91	$25.56	$27.01

Total Return[b]	1.25%	(3.66%)	4.37%	(3.40%)	8.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,818	$33,445	$42,639	$50,009	$43,849
Ratios to average net assets:
Net investment income (loss)	2.32%	2.04%	2.23%	0.33%	(0.45%)
Total expenses[c]	1.63%	1.71%	1.62%	1.58%	1.92%
Net expenses[d,e]	1.58%	1.66%	1.55%	1.53%	1.87%
Portfolio turnover rate	163%	144%	194%	187%	180%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Excluding interest and/or dividend expense related to short sales, the net expense ratios for the years presented would be:

12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
1.17%	1.16%	1.15%	1.15%	1.16%

294 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS	December 31, 2025
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 29.1%
Federal Home Loan Bank
3.58% due 01/30/26[1]	$2,100,000	$2,093,944
3.86% due 01/09/26[1]	2,000,000	1,998,284
3.59% due 02/25/26[1]	2,000,000	1,989,031
3.58% due 01/28/26[1]	1,500,000	1,495,972
3.75% due 03/20/26[1]	1,500,000	1,487,813
Fannie Mae
3.55% due 01/16/26[1]	2,000,000	1,997,042
Federal Farm Credit Bank
3.73% due 01/13/26◊,1	1,000,000	1,000,004
Freddie Mac
3.58% due 01/20/26[1]	850,000	848,396
Total Federal Agency Discount Notes
(Cost $12,910,486)		12,910,486

FEDERAL AGENCY NOTES†† - 18.0%
Federal Farm Credit Bank
3.76% (U.S. Prime Rate - 2.99%, Rate Floor: 0.00%) due 06/18/26◊	2,000,000	2,000,637
3.71% (U.S. Prime Rate - 3.04%, Rate Floor: 0.00%) due 05/21/26◊	2,000,000	2,000,201
3.68% (Fed Funds Effective Rate + 0.04%, Rate Floor: 0.00%) due 01/06/26◊	2,000,000	2,000,005
Federal Home Loan Bank
3.76% (SOFR + 0.05%, Rate Floor: 0.00%) due 07/20/26◊	2,000,000	2,000,000
Total Federal Agency Notes
(Cost $8,000,843)		8,000,843

U.S. TREASURY BILLS†† - 8.3%
U.S. Treasury Bills
3.55% due 02/10/26[1]	2,000,000	1,992,103
3.75% due 02/17/26[1]	1,700,000	1,691,682
Total U.S. Treasury Bills
(Cost $3,683,785)		3,683,785

U.S. GOVERNMENT SECURITIES†† - 2.3%
United States Treasury Floating Rate Note
3.85% (3 Month U.S. Treasury Bill Rate + 0.25%, Rate Floor: 0.00%) due 01/31/26◊	1,000,000	1,000,149
Total U.S. Government Securities
(Cost $1,000,149)		1,000,149

REPURCHASE AGREEMENTS††,2 - 42.6%
BofA Securities, Inc. issued 12/31/25 at 3.81% due 01/02/26	9,440,000	9,440,000
J.P. Morgan Securities LLC issued 12/31/25 at 3.82% due 01/02/26	9,440,000	9,440,000
Total Repurchase Agreements
(Cost $18,880,000)		18,880,000

Total Investments - 100.3%
(Cost $44,475,263)		$44,475,263
Other Assets & Liabilities, net - (0.3)%		(142,114)
Total Net Assets - 100.0%		$44,333,149

††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at December 31, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	Repurchase Agreements — See Note 6.
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 295

SCHEDULE OF INVESTMENTS (concluded)	December 31, 2025
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2025 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Discount Notes	$—	$12,910,486	$—	$12,910,486
Federal Agency Notes	—	8,000,843	—	8,000,843
U.S. Treasury Bills	—	3,683,785	—	3,683,785
U.S. Government Securities	—	1,000,149	—	1,000,149
Repurchase Agreements	—	18,880,000	—	18,880,000
Total Assets	$—	$44,475,263	$—	$44,475,263

296 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Assets:
Investments, at value (cost $25,595,263)	$25,595,263
Repurchase agreements, at value (cost $18,880,000)	18,880,000
Cash	7,164
Interest receivable	64,552
Total assets	44,546,979

Liabilities:
Payable for:
Professional fees	73,270
Transfer agent fees	36,604
Fund shares redeemed	26,358
Printing fees	22,143
Management fees	19,017
Investor service fees	9,509
Portfolio accounting and administration fees	5,895
Trustees’ fees*	440
Miscellaneous	20,594
Total liabilities	213,830
Net assets	$44,333,149

Net assets consist of:
Paid in capital	$44,332,996
Total distributable earnings (loss)	153
Net assets	$44,333,149
Capital shares outstanding	44,320,359
Net asset value per share	$1.00

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income:
Interest	$1,971,855
Total investment income	1,971,855

Expenses:
Management fees	230,089
Investor service fees	115,045
Transfer agent fees	123,817
Professional fees	77,554
Portfolio accounting and administration fees	71,327
Custodian fees	6,606
Trustees’ fees*	5,474
Miscellaneous	53,542
Total expenses	683,454
Net investment income	1,288,401

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	152
Net realized gain	152
Net increase in net assets resulting from operations	$1,288,553

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 297

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,288,401	$1,565,009
Net realized gain on investments	152	139
Net change in unrealized appreciation (depreciation) on investments	—	—
Net increase in net assets resulting from operations	1,288,553	1,565,148

Distributions to shareholders	(1,288,539)	(1,575,385)

Capital share transactions:
Proceeds from sale of shares	38,805,966	53,331,921
Distributions reinvested	1,288,539	1,575,385
Cost of shares redeemed	(38,138,780)	(53,145,160)
Net increase from capital share transactions	1,955,725	1,762,146
Net increase in net assets	1,955,739	1,751,909

Net assets:
Beginning of year	42,377,410	40,625,501
End of year	$44,333,149	$42,377,410

Capital share activity:
Shares sold	38,806,554	53,332,992
Shares issued from reinvestment of distributions	1,287,951	1,574,314
Shares redeemed	(38,138,780)	(53,145,160)
Net increase in shares	1,955,725	1,762,146

298 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating the Fund’s performance for the periods presented.

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.04	.04	.01	— [b]
Net gain (loss) on investments (realized and unrealized)	—	—	—	—	— [b]
Total from investment operations	.03	.04	.04	.01	—
Less distributions from:
Net investment income	(.03)	(.04)	(.04)	(.01)	(—)[b]
Net realized gains	—	—	(—)[b]	(—)[b]	(—)[b]
Total distributions	(.03)	(.04)	(.04)	(.01)	(—)[b]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	2.84%	3.89%	3.71%	0.73%	0.00%[e]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,333	$42,377	$40,626	$87,402	$53,732
Ratios to average net assets:
Net investment income (loss)	2.80%	3.79%	3.59%	0.70%	— [e]
Total expenses	1.49%	1.43%	1.45%	1.39%	1.29%
Net expenses[d]	1.49%	1.43%	1.45%	0.91%	0.08%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Less than $0.01 per share.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Rydex Variable Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 299

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company. The Trust consists of multiple series. Each series represents a separate fund (each, a “Fund” and collectively, the “Funds”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At December 31, 2025, the Trust consisted of forty-eight Funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following Funds:

Fund Name	Diversification Status
Banking Fund	Diversified
Basic Materials Fund	Diversified
Biotechnology Fund	Diversified
Consumer Products Fund	Diversified
Electronics Fund	Non-diversified
Energy Fund	Diversified
Energy Services Fund	Non-diversified
Financial Services Fund	Diversified
Health Care Fund	Diversified
Internet Fund	Diversified
Leisure Fund	Diversified
Precious Metals Fund	Non-diversified
Real Estate Fund	Diversified
Retailing Fund	Diversified
Technology Fund	Diversified
Telecommunications Fund	Non-diversified
Transportation Fund	Diversified
Utilities Fund	Diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Mid-Cap 1.5x Strategy Fund	Non-diversified
Inverse Mid-Cap Strategy Fund	Non-diversified
NASDAQ-100® Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® Strategy Fund	Non-diversified
Russell 2000® 1.5x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® Strategy Fund	Non-diversified
Nova Fund	Non-diversified
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® Strategy Fund	Non-diversified
S&P 500® Pure Growth Fund	Non-diversified
S&P 500® Pure Value Fund	Non-diversified
S&P MidCap 400® Pure Growth Fund	Non-diversified
S&P MidCap 400® Pure Value Fund	Non-diversified
S&P SmallCap 600® Pure Growth Fund	Non-diversified
S&P SmallCap 600® Pure Value Fund	Non-diversified
Government Long Bond 1.2x Strategy Fund	Diversified
Inverse Government Long Bond Strategy Fund	Diversified
High Yield Strategy Fund	Non-diversified
Europe 1.25x Strategy Fund	Non-diversified
Japan 2x Strategy Fund	Non-diversified
Strengthening Dollar 2x Strategy Fund	Non-diversified
Weakening Dollar 2x Strategy Fund	Non-diversified
Commodities Strategy Fund	Non-diversified
Global Managed Futures Strategy Fund	Diversified
Multi-Hedge Strategies Fund	Diversified
U.S. Government Money Market Fund	Diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Each of the Sector Funds invests in a specific industry sector. To the extent that the investments of a Sector Fund are concentrated in a single sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Sector Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in the sector referenced in each Fund’s name.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services to the Funds. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Consolidation of Subsidiaries

The consolidated financial statements of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund. The Notes to Financial Statements presented herein are consolidated with respect to the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund and include the accounts of the Subsidiaries.

Each of the Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund may invest up to 25% of its total assets in its respective Subsidiary, which is intended to provide the Fund with exposure to certain investments consistent with the Fund’s investment objective and policies while enabling the Fund to satisfy source-of-income requirements that

300 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at December 31, 2025	% of Net Assets of the Fund at December 31, 2025
Commodities Strategy Fund	07/21/09	$783,221	17.6%
Global Managed Futures Strategy Fund	11/07/08	1,913,102	15.5%
Multi-Hedge Strategies Fund	04/15/09	1,132,693	4.4%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of each Fund is calculated by dividing the current value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund on the specified date.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and listed closed-end investment companies are generally valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 301

NOTES TO FINANCIAL STATEMENTS (continued)

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(d) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

302 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(f) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(g) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Funds’ tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of December 31, 2025, no additional provisions for income tax are required in the Funds’ financial statements. The Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities. During the year ended December 31, 2025, cash paid for income taxes in foreign jurisdictions, net of refunds received, if any, was immaterial to the Funds.

(h) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 303

NOTES TO FINANCIAL STATEMENTS (continued)

(i) Distributions

Dividends from net investment income are declared daily and paid monthly for the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(j) Cash

The Funds may leave cash overnight in their cash account with their custodian. Periodically, a Fund may have cash due to their custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.64% at December 31, 2025.

(k) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

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Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$3,856,039	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	35,600
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	52,913	—
NASDAQ-100® Fund	Index exposure, Liquidity	14,881,704	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	71,723,954	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Leverage, Liquidity	—	98,213
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	702,255	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,241,475	—
Nova Fund	Index exposure, Leverage,	10,753,008	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	18,647,741	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	459,054
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	3,155,570	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	470,297
High Yield Strategy Fund	Duration, Index exposure, Liquidity	6,453,093	—
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	4,439,646	—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	6,231,405	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,209,103	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	915,463
Commodities Strategy Fund	Index exposure, Liquidity	5,420,145	—
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	25,136,006	16,706,867
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	33,095,527	18,631,767

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

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The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	$5,878,458	$—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,444,878
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,629,367	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	128,755
NASDAQ-100® Fund	Index exposure, Liquidity	10,944,931	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	83,235,221	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	1,309,953
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,806,329	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	9,860,156	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	621,348
Nova Fund	Index exposure, Leverage, Liquidity	17,411,409	—
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	80,374,227	—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	838,745
High Yield Strategy Fund	Duration, Index exposure, Liquidity	54,677	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$10,914,308	$8,380,635

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$846,050	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	276,774

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit

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default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$5,983,333	$—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2025:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Credit/Currency/Equity swap agreements	Unrealized appreciation on OTC swap agreements Unamortized upfront premiums paid on credit default swap agreements	Unrealized depreciation on OTC swap agreements Variation margin on credit default swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at December 31, 2025:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at December 31, 2025
Dow 2x Strategy Fund	$—	$70,757	$—	$—	$—	$—	$—	$—	$70,757
Inverse Dow 2x Strategy Fund	—	2,735	—	—	—	—	—	—	2,735
Mid-Cap 1.5x Strategy Fund	—	120,342	—	—	—	—	—	—	120,342
NASDAQ-100® Fund	45,987	252,319	—	—	—	—	—	—	298,306
NASDAQ-100® 2x Strategy Fund	—	615,017	—	—	—	—	—	—	615,017
Russell 2000® 1.5x Strategy Fund	—	76,111	—	—	—	—	—	—	76,111
Russell 2000® 2x Strategy Fund	—	66,352	—	—	—	—	—	—	66,352
Inverse Russell 2000® Strategy Fund	—	1,328	—	—	—	—	—	—	1,328
Nova Fund	3,664	187,740	—	—	—	—	—	—	191,404
S&P 500® 2x Strategy Fund	—	1,829,940	—	—	—	—	—	—	1,829,940
Inverse S&P 500® Strategy Fund	—	11,802	—	—	—	—	—	—	11,802
Inverse Government Long Bond Strategy Fund	—	—	—	—	5,071	—	—	—	5,071
High Yield Strategy Fund	—	—	—	—	—	—	—	21,416	21,416
Europe 1.25x Strategy Fund	11,429	—	13,928	—	—	—	—	—	25,357
Japan 2x Strategy Fund	1,788	—	—	—	—	—	—	—	1,788

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NOTES TO FINANCIAL STATEMENTS (continued)

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at December 31, 2025
Strengthening Dollar 2x Strategy Fund	$—	$—	$938	$4,677	$—	$—	$—	$—	$5,615
Weakening Dollar 2x Strategy Fund	—	—	4,642	9	—	—	—	—	4,651
Commodities Strategy Fund	—	—	—	—	—	—	106,300	—	106,300
Global Managed Futures Strategy Fund	149,928	—	12,090	—	43,179	—	251,535	—	456,732
Multi-Hedge Strategies Fund	93,840	741,696	11,849	—	17,984	—	192,012	—	1,057,381

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Swaps Currency Risk	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Futures Commodity Risk*	Swaps Credit Risk*	Total Value at December 31, 2025
Dow 2x Strategy Fund	$55,974	$—	$—	$—	$—	$—	$—	$—	$55,974
Inverse Mid-Cap Strategy Fund	—	4,013	—	—	—	—	—	—	4,013
NASDAQ-100® 2x Strategy Fund	116,119	—	—	—	—	—	—	—	116,119
Inverse NASDAQ-100® Strategy Fund	—	6,659	—	—	—	—	—	—	6,659
Russell 2000® 1.5x Strategy Fund	26,507	—	—	—	—	—	—	—	26,507
Russell 2000® 2x Strategy Fund	40,149	18,093	—	—	—	—	—	—	58,242
Inverse Russell 2000® Strategy Fund	—	6,158	—	—	—	—	—	—	6,158
S&P 500® 2x Strategy Fund	41,249	—	—	—	—	—	—	—	41,249
Inverse S&P 500® Strategy Fund	—	2,446	—	—	—	—	—	—	2,446
Government Long Bond 1.2x Strategy Fund	—	—	—	—	3,575	—	—	—	3,575
High Yield Strategy Fund	—	—	—	—	19,931	—	—	16	19,947
Japan 2x Strategy Fund	1,343	—	13,263	—	—	—	—	—	14,606
Global Managed Futures Strategy Fund	27,270	—	14,679	—	3,686	—	68,215	—	113,850
Multi-Hedge Strategies Fund	55,756	—	24,676	—	10,104	—	113,393	—	203,929

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Funds’ Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended December 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Commodity/Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Credit/Currency/Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended December 31, 2025:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Dow 2x Strategy Fund	$99,845	$449,200	$—	$—	$—	$—	$—	$549,045
Inverse Dow 2x Strategy Fund	(60,048)	(805,412)	—	—	—	—	—	(865,460)
Mid-Cap 1.5x Strategy Fund	(25,279)	(70,300)	—	—	—	—	—	(95,579)
Inverse Mid-Cap Strategy Fund	—	(19,043)	—	—	—	—	—	(19,043)
NASDAQ-100® Fund	5,714,784	1,147,067	—	—	—	—	—	6,861,851
NASDAQ-100® 2x Strategy Fund	4,738,243	10,885,652	—	—	—	—	—	15,623,895
Inverse NASDAQ-100® Strategy Fund	(139,258)	(618,253)	—	—	—	—	—	(757,511)
Russell 2000® 1.5x Strategy Fund	47,723	(150,719)	—	—	—	—	—	(102,996)
Russell 2000® 2x Strategy Fund	(404,479)	(2,830,772)	—	—	—	—	—	(3,235,251)
Inverse Russell 2000® Strategy Fund	—	(187,915)	—	—	—	—	—	(187,915)
Nova Fund	140,291	1,766,429	—	—	—	—	—	1,906,720
S&P 500® 2x Strategy Fund	670,919	14,223,995	—	—	—	—	—	14,894,914
Inverse S&P 500® Strategy Fund	(57,512)	(10,019)	—	—	—	—	—	(67,531)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	129,266	—	—	129,266
Inverse Government Long Bond Strategy Fund	—	—	—	—	8,058	—	—	8,058
High Yield Strategy Fund	—	—	—	—	109,399	—	293,085	402,484
Europe 1.25x Strategy Fund	(13,218)	—	232,099	—	—	—	—	218,881
Japan 2x Strategy Fund	665,981	—	(221,821)	—	—	—	—	444,160
Strengthening Dollar 2x Strategy Fund	—	—	(263,460)	(39,765)	—	—	—	(303,225)
Weakening Dollar 2x Strategy Fund	—	—	59,357	20,078	—	—	—	79,435
Commodities Strategy Fund	—	—	—	—	—	319,080		319,080
Global Managed Futures Strategy Fund	1,063,564	—	(360,704)	—	(685,939)	23,268	—	40,189
Multi-Hedge Strategies Fund	(90,788)	(243,680)	(381,543)	—	(153,956)	(434,226)	—	(1,304,193)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Dow 2x Strategy Fund	$(48,204)	$36,255	$—	$—	$—	$—	$—	$(11,949)
Inverse Dow 2x Strategy Fund	(7,388)	7,159	—	—	—	—	—	(229)
Mid-Cap 1.5x Strategy Fund	16,977	159,062	—	—	—	—	—	176,039
Inverse Mid-Cap Strategy Fund	—	(4,824)	—	—	—	—	—	(4,824)
NASDAQ-100® Fund	253,621	768,740	—	—	—	—	—	1,022,361
NASDAQ-100® 2x Strategy Fund	197,252	4,866,819	—	—	—	—	—	5,064,071
Inverse NASDAQ-100® Strategy Fund	—	(24,685)	—	—	—	—	—	(24,685)
Russell 2000® 1.5x Strategy Fund	11,724	95,689	—	—	—	—	—	107,413
Russell 2000® 2x Strategy Fund	86,841	685,931	—	—	—	—	—	772,772
Inverse Russell 2000® Strategy Fund	—	(8,443)	—	—	—	—	—	(8,443)
Nova Fund	253,249	409,603	—	—	—	—	—	662,852
S&P 500® 2x Strategy Fund	168,465	2,300,918	—	—	—	—	—	2,469,383
Inverse S&P 500® Strategy Fund	(4,546)	6,561	—	—	—	—	—	2,015

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Swaps Currency Risk	Futures Interest Rate Risk	Futures Commodity Risk	Swaps Credit Risk	Total
Government Long Bond 1.2x Strategy Fund	$—	$—	$—	$—	$(3,639)	$—	$—	$(3,639)
Inverse Government Long Bond Strategy Fund	—	—	—	—	(24,090)	—	—	(24,090)
High Yield Strategy Fund	—	—	—	—	21,470	—	(24,026)	(2,556)
Europe 1.25x Strategy Fund	47,876	—	36,140	—	—	—	—	84,016
Japan 2x Strategy Fund	(2,540)	—	68,368	—	—	—	—	65,828
Strengthening Dollar 2x Strategy Fund	—	—	(123,809)	(15,654)	—	—	—	(139,463)
Weakening Dollar 2x Strategy Fund	—	—	15,856	1,173	—	—	—	17,029
Commodities Strategy Fund	—	—	—	—	—	(43,884)	—	(43,884)
Global Managed Futures Strategy Fund	188,292	—	(158,167)	—	(6,948)	119,322	—	142,499
Multi-Hedge Strategies Fund	58,312	374,473	(82,229)	—	(86,086)	(34,456)	—	230,014

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but are not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

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Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Funds may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Dow 2x Strategy Fund	Swap equity agreements	$70,757	$—	$70,757	$—	$—	$70,757
Inverse Dow 2x Strategy Fund	Swap equity agreements	2,735	—	2,735	—	—	2,735
Mid-Cap 1.5x Strategy Fund	Swap equity agreements	120,342	—	120,342	—	(66,075)	54,267
NASDAQ-100® Fund	Swap equity agreements	252,319	—	252,319	—	(91,016)	161,303
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	615,017	—	615,017	—	(540,932)	74,085
Russell 2000® 1.5x Strategy Fund	Swap equity agreements	76,111		76,111	—	—	76,111
Russell 2000® 2x Strategy Fund	Swap equity agreements	66,352	—	66,352	—	(19,696)	46,656
Inverse Russell 2000® Strategy Fund	Swap equity agreements	1,328	—	1,328	—	—	1,328
Nova Fund	Swap equity agreements	187,740	—	187,740	—	—	187,740
S&P 500® 2x Strategy Fund	Swap equity agreements	1,829,940	—	1,829,940	—	(1,829,940)	—
Inverse S&P 500® Strategy Fund	Swap equity agreements	11,802	—	11,802	—	—	11,802
High Yield Strategy Fund	Swap index agreements	344	—	344	—	—	344
Strengthening Dollar 2x Strategy Fund	Currency swap agreements	4,677	—	4,677	—	—	4,677
Weakening Dollar 2x Strategy Fund	Currency swap agreements	9	—	9	—	—	9
Multi-Hedge Strategies Fund	Custom basket swap agreements	741,696	—	741,696	—	—	741,696

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse Mid-Cap Strategy Fund	Swap equity agreements	$4,013	$—	$4,013	$—	$(1,966)	$2,047
Inverse NASDAQ-100® Strategy Fund	Swap equity agreements	6,659	—	6,659	—	(6,659)	—
Russell 2000® 2x Strategy Fund	Swap equity agreements	18,093	—	18,093	—	(18,093)	—
Inverse Russell 2000® Strategy Fund	Swap equity agreements	6,158	—	6,158	—	(3,478)	2,680
Inverse S&P 500® Strategy Fund	Swap equity agreements	2,446	—	2,446	—	(2,446)	—
High Yield Strategy Fund	Swap index agreements	16	—	16	—	—	16

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments and other instruments as of December 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$137,000	$—
	BNP Paribas	Total return swap agreements	61,922	—
	Goldman Sachs International	Futures contracts	28,410	—
			227,332	—
Inverse Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	59,000	—
	BNP Paribas	Total return swap agreements	18,278	—
			77,278	—
Mid-Cap 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	65,491	—
	BNP Paribas	Total return swap agreements	32,183	—
	Goldman Sachs International	Total return swap agreements	160,000	—
			257,674	—
Inverse Mid-Cap Strategy Fund	BNP Paribas	Total return swap agreements	1,845	—
	Goldman Sachs International	Total return swap agreements	20,000	—
			21,845	—
NASDAQ-100® Fund	Barclays Bank plc	Total return swap agreements	116,000	—
	BNP Paribas	Total return swap agreements	87,676	—
	Goldman Sachs International	Futures contracts	165,378	—
	Goldman Sachs International	Total return swap agreements	450,000	—
			819,054	—
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	343,000	—
	BNP Paribas	Total return swap agreements	218,647	—
	Goldman Sachs International	Futures contracts	174,432	—
	Goldman Sachs International	Total return swap agreements	—	870,000
			736,079	870,000
Inverse NASDAQ-100® Strategy Fund	Barclays Bank plc	Total return swap agreements	16,000	—
	BNP Paribas	Total return swap agreements	17,723	—
	Goldman Sachs International	Total return swap agreements	40,000	—
			73,723	—
Russell 2000® 1.5x Strategy Fund	Barclays Bank plc	Total return swap agreements	16,393	—
	BNP Paribas	Total return swap agreements	29,386	—
	Goldman Sachs International	Futures contracts	209	—
	Goldman Sachs International	Total return swap agreements	40,000	—
			85,988	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	260,280	—
	BNP Paribas	Total return swap agreements	70,666	—
	Goldman Sachs International	Futures contracts	210,136	—
	Goldman Sachs International	Total return swap agreements	832,357	140,000
			1,373,439	140,000
Inverse Russell 2000® Strategy Fund	Barclays Bank plc	Total return swap agreements	10,000	—
	BNP Paribas	Total return swap agreements	9,865	—
			19,865	—
Nova Fund	Barclays Bank plc	Total return swap agreements	85,000	—
	BNP Paribas	Total return swap agreements	143,614	—
	Goldman Sachs International	Futures contracts	14,346	—
	Goldman Sachs International	Total return swap agreements	503,000	—
			745,960	—
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	821,000	1,000,000
	BNP Paribas	Total return swap agreements	1,591,304	1,180,000
	Goldman Sachs International	Futures contracts	515,079	—
	Goldman Sachs International	Total return swap agreements	—	470,000
			2,927,384	2,650,000
Inverse S&P 500® Strategy Fund	Barclays Bank plc	Total return swap agreements	82,000	—
	BNP Paribas	Total return swap agreements	8,952	—
	Goldman Sachs International	Total return swap agreements	480,000	—
			570,952	—
Government Long Bond 1.2x Strategy Fund	Goldman Sachs International	Futures contracts	83,071	—

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
High Yield Strategy Fund	Barclays Bank plc	Credit default swap agreements	$28,646	$—
	BNP Paribas	Total return swap agreements	2,392	—
	Goldman Sachs International	Futures contracts	18,186	—
			49,224	—
Europe 1.25x Strategy Fund	Goldman Sachs International	Futures contracts	10,267	—
Japan 2x Strategy Fund	Goldman Sachs International	Futures contracts	55,340	—
Strengthening Dollar 2x Strategy Fund	Goldman Sachs International	Total return swap agreements	50,000	—
Weakening Dollar 2x Strategy Fund	Goldman Sachs International	Futures contracts	923	—
	Goldman Sachs International	Total return swap agreements	19,999	—
			20,922	—
Commodities Strategy Fund	Goldman Sachs International	Futures contracts	147,928	—
Global Managed Futures Strategy Fund	Goldman Sachs International	Futures contracts	322,630	—
Multi-Hedge Strategies Fund	Goldman Sachs International	Short equity positions	543,314
	Goldman Sachs International	Futures contracts	267,568	—
	Morgan Stanley Capital Services LLC	Custom basket swap agreements	86,520	—
			897,402	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	— unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	— significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

314 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract between the Trust, on behalf of the Funds, and the Adviser, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Nova Fund	0.75%
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® Strategy Fund	0.90%
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%
Commodities Strategy Fund	0.75%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
U.S. Government Money Market Fund	0.50%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Board has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund invest in their respective Subsidiaries. Each Subsidiary has entered into a separate advisory agreement with the Advisor for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Subsidiary’s corresponding Fund pays the Advisor for services provided to that Fund. The Advisor has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to the Advisor by the Fund’s Subsidiary. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended December 31, 2025, the Commodities Strategy Fund, Global Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund waived $7,695, $15,872 and $12,272, respectively, related to advisory fees in its respective Subsidiary.

For the Multi-Hedge Strategies Fund, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short sales dividend and interest expense, and extraordinary expenses.

For the U.S. Government Money Market Fund, the Advisor and/or one or more of its affiliates may reimburse expenses or waive fees of the Fund to the extent necessary to maintain the Fund’s net yield at a certain level as determined by the Advisor. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that the Fund will be able to avoid a negative yield or to continue paying periodic dividends when the yield is not positive.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the year ended December 31, 2025, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Mid-Cap 1.5x Strategy Fund	$401
Inverse Mid-Cap Strategy Fund	62
NASDAQ-100® Fund	22,847
Inverse NASDAQ-100® Strategy Fund	471
Russell 2000® 1.5x Strategy Fund	635
Inverse Russell 2000® Strategy Fund	170
Nova Fund	5,084
Inverse S&P 500® Strategy Fund	291
Government Long Bond 1.2x Strategy Fund	513
Inverse Government Long Bond Strategy Fund	1,062
High Yield Strategy Fund	1,439
Europe 1.25x Strategy Fund	455
Commodities Strategy Fund	3,216
Global Managed Futures Strategy Fund	183
Multi-Hedge Strategies Fund	1,373

Effective June 1, 2021, GI has contractually agreed to waive and/or reimburse expenses for the Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, Inverse Government Long Bond Strategy Fund, Europe 1.25x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Funds of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated

316 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2023, GI has agreed to waive and/or reimburse expenses for the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Russell 2000® 1.5x Fund, Russell 2000® 2x Strategy Fund, Inverse Russell 2000® Strategy Fund, Nova Fund, S&P 500® 2x Strategy Fund, Inverse S&P 500® Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P 600® Pure Value Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund and Commodities Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Funds’ Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Effective August 1, 2024, GI has agreed to waive and/or reimburse, in addition to other contractual wavier and/or reimbursement arrangements, expenses for Europe 1.25x Strategy Fund in an amount equal to an annual percentage rate of 0.10% of the Fund’s average daily net assets. This fee waiver will be honored by the Adviser through May 1, 2026 and shall automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Board upon sixty days written notice to GI. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to the Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

At December 31, 2025, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Outstanding Shares Owned
High Yield Strategy Fund	38%

MUFG Investor Services (US), LLC (“MUIS”) serves as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon (“BNY”) serves as the Funds’ custodian. Prior to September 29, 2025, U.S. Bank, N.A. (“U.S. Bank”) served as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative, transfer agent and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and reimbursement for certain out of pocket expenses. For providing the aforementioned custodian services, BNY is entitled to receive a monthly fee equal to a percentage of each Fund’s average daily net assets and reimbursement for certain out of pocket expenses. Subsequent to the Funds’ year end, effective February 23, 2026, BNY replaced MUIS as the Funds’ administrator, transfer agent and accounting agent.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 317

NOTES TO FINANCIAL STATEMENTS (continued)

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2025, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BofA Securities, Inc.			U.S. Treasury Strip
3.81%			0.00%
Due 01/02/26	$35,973,716	$35,981,330	Due 08/15/51	$130,856,500	$36,693,209

J.P. Morgan Securities LLC			U.S. Treasury Floating Rate Note
3.82%			3.76%
Due 01/02/26	35,973,715	35,981,350	Due 04/30/27	36,438,400	36,693,261

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, BNY acts as the lending agent (prior to September 29, 2025, U.S. Bank acted as the lending agent), and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with BNY, cash collateral and proceeds are invested in the Dreyfus Treasury Obligations Cash Management Fund – Institutional Shares. The Funds bear the risk of loss on cash collateral investments.

Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand, including if a Fund determines it would like to vote a security on loan. The Adviser will vote such securities where the benefit of voting outweighs the costs to the Fund or administrative inconvenience of retrieving securities then on loan. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of such counterparties to evaluate potential risks.

At December 31, 2025, none of the Funds had securities out on loan.

318 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

The Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund intend to invest up to 25% of their assets in their respective Subsidiaries which is expected to provide the Funds with exposure to the commodities markets within the limitations of the U.S. federal income tax requirements under Subchapter M of the Internal Revenue Code. Each Fund has received a private letter ruling from the IRS that concludes that the income each Fund receives from its Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. Each Subsidiary is classified as a corporation for U.S. federal income tax purposes. Foreign corporations, such as the Subsidiaries, will generally not be subject to U.S. federal income taxation unless they are deemed to be engaged in a U.S. trade or business. If, during a taxable year, a Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the respective Fund as a deductible amount for U.S. federal income tax purposes and cannot be carried forward to reduce future income from the Subsidiary in subsequent years.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Banking Fund	$39,311	$—	$39,311
Basic Materials Fund	82,938	461,457	544,395
Biotechnology Fund	149,377	295,743	445,120
Consumer Products Fund	81,209	454,779	535,988
Electronics Fund	741,281	4,398,904	5,140,185
Energy Fund	194,317	—	194,317
Energy Services Fund	1,990	—	1,990
Financial Services Fund	303,341	—	303,341
Health Care Fund	138,883	876,858	1,015,741
Internet Fund	214,951	388,457	603,408
Precious Metals Fund	658,692	—	658,692
Real Estate Fund	60,926	—	60,926
Retailing Fund	—	41,004	41,004
Technology Fund	766,428	1,756,960	2,523,388
Telecommunications Fund	12,316	—	12,316
Utilities Fund	164,262	—	164,262

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 319

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$64,046	$—	$64,046
Inverse Dow 2x Strategy Fund	49,696	—	49,696
Mid-Cap 1.5x Strategy Fund	27,931	—	27,931
Inverse Mid-Cap Strategy Fund	4,727	—	4,727
NASDAQ-100® Fund	4,186,778	2,885,683	7,072,461
NASDAQ-100® 2x Strategy Fund	10,280,229	—	10,280,229
Inverse NASDAQ-100® Strategy Fund	37,615	—	37,615
Russell 2000® 1.5x Strategy Fund	43,942	—	43,942
Russell 2000® 2x Strategy Fund	342,757	—	342,757
Inverse Russell 2000® Strategy Fund	25,607	—	25,607
S&P 500® 2x Strategy Fund	97,896	—	97,896
Inverse S&P 500® Strategy Fund	103,991	—	103,991
S&P 500® Pure Growth Fund	1,359,286	2,218,533	3,577,819
S&P 500® Pure Value Fund	207,714	814,095	1,021,809
S&P MidCap 400® Pure Growth Fund	512,239	—	512,239
S&P MidCap 400® Pure Value Fund	8,323	679,840	688,163
S&P SmallCap 600® Pure Value Fund	—	295,618	295,618

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Government Long Bond 1.2x Strategy Fund	$242,014	$—	$242,014
Inverse Government Long Bond Strategy Fund	126,347	—	126,347
High Yield Strategy Fund	497,872	—	497,872
Europe 1.25x Strategy Fund	59,949	—	59,949
Japan 2x Strategy Fund	57,308	—	57,308
Strengthening Dollar 2x Strategy Fund	91,331	—	91,331
Weakening Dollar 2x Strategy Fund	41,737	—	41,737
Commodities Strategy Fund	214,784	—	214,784
Global Managed Futures Strategy Fund	212,863	—	212,863
Multi-Hedge Strategies Fund	622,986	—	622,986
U.S. Government Money Market Fund	1,288,532	7	1,288,539

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Banking Fund	$62,928	$—	$62,928
Basic Materials Fund	64,199	—	64,199
Biotechnology Fund	18,640	939,085	957,725
Consumer Products Fund	101,574	—	101,574
Electronics Fund	459,070	—	459,070
Energy Fund	356,907	—	356,907
Financial Services Fund	143,097	148	143,245
Health Care Fund	373,241	20,394	393,635
Leisure Fund	2,061	—	2,061
Precious Metals Fund	292,332	—	292,332
Real Estate Fund	57,969	—	57,969
Technology Fund	519,273	360,793	880,066
Telecommunications Fund	14,001	—	14,001
Transportation Fund	7,975	—	7,975
Utilities Fund	161,312	—	161,312

320 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$96,119	$—	$96,119
Inverse Dow 2x Strategy Fund	58,940	—	58,940
Mid-Cap 1.5x Strategy Fund	25,946	—	25,946
Inverse Mid-Cap Strategy Fund	6,469	—	6,469
NASDAQ-100® Fund	499,809	2,364,693	2,864,502
Inverse NASDAQ-100® Strategy Fund	91,254	—	91,254
Russell 2000® 1.5x Strategy Fund	42,928	—	42,928
Russell 2000® 2x Strategy Fund	306,807	5,284	312,091
Inverse Russell 2000® Strategy Fund	37,982	—	37,982
S&P 500® 2x Strategy Fund	183,943	—	183,943
Inverse S&P 500® Strategy Fund	193,469	—	193,469
S&P 500® Pure Growth Fund	15,298	107,013	122,311
S&P 500® Pure Value Fund	247,566	—	247,566
S&P MidCap 400® Pure Growth Fund	—	981	981
S&P MidCap 400® Pure Value Fund	164,106	197,742	361,848

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Government Long Bond 1.2x Strategy Fund	$229,414	$—	$229,414
Inverse Government Long Bond Strategy Fund	143,890	—	143,890
High Yield Strategy Fund	386,203	—	386,203
Europe 1.25x Strategy Fund	119,505	—	119,505
Japan 2x Strategy Fund	55,630	—	55,630
Strengthening Dollar 2x Strategy Fund	94,410	—	94,410
Weakening Dollar 2x Strategy Fund	35,982	—	35,982
Commodities Strategy Fund	280,887	—	280,887
Global Managed Futures Strategy Fund	584,520	—	584,520
Multi-Hedge Strategies Fund	1,863,918	—	1,863,918
U.S. Government Money Market Fund	1,565,227	10,158	1,575,385

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of December 31, 2025 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Banking Fund	$62,039	$—	$2,402,132	$(279,432)	$—	$2,184,739
Basic Materials Fund	404,760	336,605	2,994,513	—	—	3,735,878
Biotechnology Fund	—	416,207	5,269,296	—	—	5,685,503
Consumer Products Fund	71,372	397,539	2,052,893	—	—	2,521,804
Electronics Fund	—	—	10,927,793	—	—	10,927,793
Energy Fund	114,789	—	3,239,069	(284,284)	—	3,069,574
Energy Services Fund	7,847	—	780,320	(9,767,275)	—	(8,979,108)
Financial Services Fund	43,959	505,154	5,058,859	—	—	5,607,972
Health Care Fund	—	770,647	5,649,764	—	—	6,420,411
Internet Fund	—	571,056	2,808,159	—	—	3,379,215
Leisure Fund	—	188,857	1,361,443	—	—	1,550,300
Precious Metals Fund	2,579,078	—	23,316,112	(13,935,234)	—	11,959,956
Real Estate Fund	53,679	83,717	1,288,141	—	8,922	1,434,459
Retailing Fund	—	41,437	1,186,122	—	—	1,227,559
Technology Fund	385,845	—	16,101,894	—	—	16,487,739
Telecommunications Fund	70,375	—	770,197	—	—	840,572
Transportation Fund	992	—	1,661,886	(306,483)	—	1,356,395
Utilities Fund	131,346	—	5,662,153	(4,906,008)	—	887,491

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 321

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Dow 2x Strategy Fund	$145,637	$—	$2,104,010	$—	$—	$2,249,647
Inverse Dow 2x Strategy Fund	28,821	—	2,736	(25,945,530)	—	(25,913,973)
Mid-Cap 1.5x Strategy Fund	11,193	136,796	793,896	—	—	941,885
Inverse Mid-Cap Strategy Fund	3,152	—	(3,281)	(2,074,960)	—	(2,075,089)
NASDAQ-100® Fund	7,383,796	209,346	56,141,553	—	—	63,734,695
NASDAQ-100® 2x Strategy Fund	8,941,127	—	21,805,954	—	—	30,747,081
Inverse NASDAQ-100® Strategy Fund	40,851	—	(5,554)	(10,502,148)	—	(10,466,851)
Russell 2000® 1.5x Strategy Fund	19,679	—	271,237	(1,184,623)	1	(893,706)
Russell 2000® 2x Strategy Fund	139,289	—	98,283	(4,537,591)	—	(4,300,019)
Inverse Russell 2000® Strategy Fund	17,410	—	(3,133)	(8,653,829)	—	(8,639,552)
Nova Fund	1,457,419	—	8,633,662	—	—	10,091,081
S&P 500® 2x Strategy Fund	—	—	22,228,663	(253)	—	22,228,410
Inverse S&P 500® Strategy Fund	35,821	—	11,271	(19,944,391)	—	(19,897,299)
S&P 500® Pure Growth Fund	346,482	—	4,250,028	—	—	4,596,510
S&P 500® Pure Value Fund	872,451	537,428	1,218,258	—	—	2,628,137
S&P MidCap 400® Pure Growth Fund	—	760,195	807,343	—	—	1,567,538
S&P MidCap 400® Pure Value Fund	—	—	384,632	—	—	384,632
S&P SmallCap 600® Pure Growth Fund	—	—	781,285	(273,146)	—	508,139
S&P SmallCap 600® Pure Value Fund	383,960	—	(283,549)	—	—	100,411

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Government Long Bond 1.2x Strategy Fund	$—	$—	$(49,068)	$(22,525,690)	$—	$(22,574,758)
Inverse Government Long Bond Strategy Fund	48,508	—	16,912	(6,222,939)	—	(6,157,519)
High Yield Strategy Fund	411,235	—	20,606	(710,025)	—	(278,184)
Europe 1.25x Strategy Fund	53,528	—	312,411	(293,275)	—	72,664
Japan 2x Strategy Fund	36,387	—	97	(1,512,283)	—	(1,475,799)
Strengthening Dollar 2x Strategy Fund	41,079	—	5	(1,091,173)	—	(1,050,089)
Weakening Dollar 2x Strategy Fund	14,793	—	3	(2,026,010)	—	(2,011,214)
Commodities Strategy Fund	668,874	—	(6,892,689)	(584,786)	(269,059)	(7,077,660)
Global Managed Futures Strategy Fund	359,843	—	(2,275,814)	(106,258)	788,339	(1,233,890)
Multi-Hedge Strategies Fund	722,151	—	(3,533,555)	(2,109,845)	307,319	(4,613,930)
U.S. Government Money Market Fund	153	—	—	—	—	153

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of December 31, 2025, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Banking Fund	$(279,432)	$—	$(279,432)
Energy Fund	(284,284)	—	(284,284)
Energy Services Fund	(1,963,837)	(7,803,438)	(9,767,275)
Precious Metals Fund	(4,041,598)	(9,893,636)	(13,935,234)
Transportation Fund	(306,483)	—	(306,483)
Utilities Fund	(4,906,008)	—	(4,906,008)

322 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Inverse Dow 2x Strategy Fund	$(23,468,328)	$(2,477,202)	$(25,945,530)
Inverse Mid-Cap Strategy Fund	(1,945,793)	(129,167)	(2,074,960)
Inverse NASDAQ-100® Strategy Fund	(9,572,801)	(929,347)	(10,502,148)
Russell 2000® 1.5x Strategy Fund	(1,027,209)	(157,414)	(1,184,623)
Russell 2000® 2x Strategy Fund	(4,334,807)	(202,784)	(4,537,591)
Inverse Russell 2000® Strategy Fund	(7,795,036)	(858,793)	(8,653,829)
S&P 500® 2x Strategy Fund	—	(253)	(253)
Inverse S&P 500® Strategy Fund	(18,062,658)	(1,881,733)	(19,944,391)
S&P SmallCap 600® Pure Growth Fund	(273,146)	—	(273,146)

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Government Long Bond 1.2x Strategy Fund	$(17,620,959)	$(4,904,731)	$(22,525,690)
Inverse Government Long Bond Strategy Fund	(4,317,765)	(1,905,174)	(6,222,939)
High Yield Strategy Fund	(186,209)	(523,816)	(710,025)
Europe 1.25x Strategy Fund	(293,275)	—	(293,275)
Japan 2x Strategy Fund	(595,412)	(916,871)	(1,512,283)
Strengthening Dollar 2x Strategy Fund	(458,802)	(632,371)	(1,091,173)
Weakening Dollar 2x Strategy Fund	(828,556)	(1,197,454)	(2,026,010)
Commodities Strategy Fund	(584,786)	—	(584,786)
Global Managed Futures Strategy Fund	—	(106,258)	(106,258)
Multi-Hedge Strategies Fund	(899,878)	(1,201,163)	(2,101,041)

For the year ended December 31, 2025, the following capital loss carryforward amounts were utilized:

Fund	Utilized
Banking Fund	$66,014
Leisure Fund	170,155
Precious Metals Fund	2,437,498
Real Estate Fund	26,467
Telecommunications Fund	490,495
Transportation Fund	88,291
Utilities Fund	657,284

Fund	Utilized
Nova Fund	$1,605,717
S&P 500® 2x Strategy Fund	15,657,161
S&P SmallCap 600® Pure Growth Fund	377,703

Fund	Utilized
Government Long Bond 1.2x Strategy Fund	$412,257
Inverse Government Long Bond Strategy Fund	21,835
High Yield Strategy Fund	184,135
Europe 1.25x Strategy Fund	291,337
Japan 2x Strategy Fund	509,996
Weakening Dollar 2x Strategy Fund	96,463
Commodities Strategy Fund	1,520
Global Managed Futures Strategy Fund	80,352

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 323

NOTES TO FINANCIAL STATEMENTS (continued)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in real estate investment trusts, losses deferred due to wash sales, distributions in connection with redemption of fund shares, return of capital distributions received, the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs), net operating losses, and foreign taxes. Additional differences may result from investments in swap agreements and the “mark-to-market” of certain derivatives. Further differences may be due to foreign currency gains and losses, distribution reclasses, investments in securities sold short, and straddles loss deferrals. In Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund, differences may also result from transactions with the Funds’ wholly owned subsidiaries.

To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities, and with respect to Commodities Strategy Fund, Global Managed Futures Strategy Fund and Multi-Hedge Strategies Fund on the Consolidated Statements of Assets and Liabilities, as of December 31, 2025 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Basic Materials Fund	$197,949	$(197,949)
Biotechnology Fund	595,006	(595,006)
Consumer Products Fund	91,334	(91,334)
Electronics Fund	1,492,555	(1,492,555)
Energy Fund	5,649	(5,649)
Financial Services Fund	418,319	(418,319)
Health Care Fund	719,263	(719,263)
Internet Fund	236,711	(236,711)
Leisure Fund	114,734	(114,734)
Precious Metals Fund	(887)	887
Real Estate Fund	103,989	(103,989)
Retailing Fund	12,163	(12,163)
Technology Fund	1,932,283	(1,932,283)

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Dow 2x Strategy Fund	$485,399	$(485,399)
Mid-Cap 1.5x Strategy Fund	17,147	(17,147)
NASDAQ-100® Fund	13,360,887	(13,360,887)
NASDAQ-100® 2x Strategy Fund	19,464,363	(19,464,363)
Russell 2000® 1.5x Strategy Fund	1	(1)
Nova Fund	1,779,908	(1,779,908)
S&P 500® 2x Strategy Fund	(95,170)	95,170
S&P 500® Pure Growth Fund	2,391,883	(2,391,883)
S&P 500® Pure Value Fund	285,982	(285,982)
S&P MidCap 400® Pure Growth Fund	86,916	(86,916)
S&P MidCap 400® Pure Value Fund	359,787	(359,787)
S&P SmallCap 600® Pure Growth Fund	(66,059)	66,059
S&P SmallCap 600® Pure Value Fund	26,230	(26,230)

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Government Long Bond 1.2x Strategy Fund	$(19)	$19
Commodities Strategy Fund	344,991	(344,991)
Global Managed Futures Strategy Fund	63,678	(63,678)
Multi-Hedge Strategies Fund	(424,057)	424,057

324 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Banking Fund	$4,781,614	$2,406,119	$(3,987)	$2,402,132
Basic Materials Fund	4,884,637	3,071,913	(77,400)	2,994,513
Biotechnology Fund	6,449,633	5,419,871	(150,575)	5,269,296
Consumer Products Fund	2,982,284	2,213,145	(160,252)	2,052,893
Electronics Fund	10,964,457	10,978,417	(50,624)	10,927,793
Energy Fund	4,855,387	3,274,375	(35,306)	3,239,069
Energy Services Fund	1,951,367	783,916	(3,596)	780,320
Financial Services Fund	6,067,668	5,147,450	(88,591)	5,058,859
Health Care Fund	5,033,749	5,772,950	(123,186)	5,649,764
Internet Fund	2,406,206	2,826,687	(18,528)	2,808,159
Leisure Fund	3,750,380	1,404,373	(42,930)	1,361,443
Precious Metals Fund	17,631,458	23,334,817	(18,705)	23,316,112
Real Estate Fund	2,477,759	1,296,526	(8,385)	1,288,141
Retailing Fund	1,924,717	1,212,305	(26,183)	1,186,122
Technology Fund	12,812,538	16,408,822	(306,928)	16,101,894
Telecommunications Fund	3,019,348	829,060	(58,863)	770,197
Transportation Fund	1,805,502	1,663,040	(1,154)	1,661,886
Utilities Fund	4,267,616	5,669,897	(7,744)	5,662,153

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Dow 2x Strategy Fund	$5,650,884	$2,138,605	$(34,595)	$2,104,010
Inverse Dow 2x Strategy Fund	448,711	2,736	—	2,736
Mid-Cap 1.5x Strategy Fund	2,577,493	913,472	(119,576)	793,896
Inverse Mid-Cap Strategy Fund	94,816	732	(4,013)	(3,281)
NASDAQ-100® Fund	65,379,353	56,437,742	(296,189)	56,141,553
NASDAQ-100® 2x Strategy Fund	129,976,679	22,649,552	(843,598)	21,805,954
Inverse NASDAQ-100® Strategy Fund	447,988	1,105	(6,659)	(5,554)
Russell 2000® 1.5x Strategy Fund	2,494,050	417,028	(145,791)	271,237
Russell 2000® 2x Strategy Fund	5,268,414	137,757	(39,474)	98,283
Inverse Russell 2000® Strategy Fund	218,822	3,025	(6,158)	(3,133)
Nova Fund	32,568,736	8,692,860	(59,198)	8,633,662
S&P 500® 2x Strategy Fund	86,919,195	23,188,273	(959,610)	22,228,663
Inverse S&P 500® Strategy Fund	3,309,250	13,717	(2,446)	11,271
S&P 500® Pure Growth Fund	20,516,146	4,434,711	(184,683)	4,250,028
S&P 500® Pure Value Fund	16,324,788	1,328,679	(110,421)	1,218,258
S&P MidCap 400® Pure Growth Fund	8,264,997	956,909	(149,566)	807,343
S&P MidCap 400® Pure Value Fund	6,615,328	521,924	(137,292)	384,632
S&P SmallCap 600® Pure Growth Fund	9,970,663	971,355	(190,070)	781,285
S&P SmallCap 600® Pure Value Fund	12,196,050	276,905	(560,454)	(283,549)

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 325

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Government Long Bond 1.2x Strategy Fund	$6,026,545	$—	$(49,068)	$(49,068)
Inverse Government Long Bond Strategy Fund	1,328,539	16,912	—	16,912
High Yield Strategy Fund	6,713,773	51,214	(30,608)	20,606
Europe 1.25x Strategy Fund	2,419,326	314,619	(2,187)	312,432
Japan 2x Strategy Fund	1,648,453	3,283	(3,186)	97
Strengthening Dollar 2x Strategy Fund	1,110,860	5	—	5
Weakening Dollar 2x Strategy Fund	379,902	3	—	3
Commodities Strategy Fund	11,930,910	—	(6,892,689)	(6,892,689)
Global Managed Futures Strategy Fund	16,553,664	—	(2,275,865)	(2,275,865)
Multi-Hedge Strategies Fund	25,131,629	—	(3,533,572)	(3,533,572)
U.S. Government Money Market Fund	44,475,263	—	—	—

Note 9 – Securities Transactions

For the year ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$6,674,644	$4,356,662
Basic Materials Fund	6,647,290	6,698,667
Biotechnology Fund	55,557,196	56,779,641
Consumer Products Fund	2,734,262	3,395,839
Electronics Fund	15,391,696	24,914,566
Energy Fund	50,003,061	51,231,710
Energy Services Fund	82,363,842	83,234,372
Financial Services Fund	10,973,738	12,397,863
Health Care Fund	9,934,253	11,921,982
Internet Fund	4,165,267	5,208,253
Leisure Fund	15,105,933	15,022,373
Precious Metals Fund	49,175,289	50,277,680
Real Estate Fund	10,322,147	10,443,033
Retailing Fund	8,290,010	7,722,034
Technology Fund	47,849,795	48,716,849
Telecommunications Fund	23,034,573	24,535,883
Transportation Fund	45,467,474	46,304,857
Utilities Fund	27,641,596	30,254,658

326 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Purchases	Sales
Dow 2x Strategy Fund	$58,855,147	$60,324,403
Inverse Dow 2x Strategy Fund	—	—
Mid-Cap 1.5x Strategy Fund	602,321	1,492,675
Inverse Mid-Cap Strategy Fund	—	—
NASDAQ-100® Fund	174,980,186	198,886,110
NASDAQ-100® 2x Strategy Fund	568,680,572	563,228,408
Inverse NASDAQ-100® Strategy Fund	—	135,000
Russell 2000® 1.5x Strategy Fund	100,771	824,251
Russell 2000® 2x Strategy Fund	—	—
Inverse Russell 2000® Strategy Fund	—	35,000
Nova Fund	66,138,417	64,476,730
S&P 500® 2x Strategy Fund	89,547,201	47,681,027
Inverse S&P 500® Strategy Fund	—	—
S&P 500® Pure Growth Fund	56,501,874	63,562,586
S&P 500® Pure Value Fund	46,741,200	49,702,605
S&P MidCap 400® Pure Growth Fund	18,290,998	21,855,402
S&P MidCap 400® Pure Value Fund	17,517,280	18,314,407
S&P SmallCap 600® Pure Growth Fund	26,859,080	24,169,289
S&P SmallCap 600® Pure Value Fund	24,772,669	22,671,319

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$—	$50,000
Inverse Government Long Bond Strategy Fund	—	350,000
High Yield Strategy Fund	—	—
Europe 1.25x Strategy Fund	7,809,989	7,401,861
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Commodities Strategy Fund	—	600,000
Global Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	33,703,221	35,343,731
U.S. Government Money Market Fund	—	—

For the year ended December 31, 2025, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$370,962,797	$370,747,203
Inverse Government Long Bond Strategy Fund	28,247,703	25,154,688

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended December 31, 2025, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$932,352	$1,088,072	$(20,491)
Basic Materials Fund	1,108,468	778,017	(4,869)
Biotechnology Fund	1,305,380	1,963,820	86,955
Consumer Products Fund	394,018	286,306	29,212
Electronics Fund	3,196,188	2,073,642	161,945
Energy Fund	10,078,150	9,173,379	(7,236)
Energy Services Fund	5,062,224	4,858,598	64,086
Financial Services Fund	2,024,177	1,831,779	96,320

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 327

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Purchases	Sales	Realized Gain (Loss)
Health Care Fund	$2,029,880	$3,761,136	$(1,493)
Internet Fund	1,091,973	816,135	121,087
Leisure Fund	1,232,787	2,429,035	130,246
Precious Metals Fund	11,718,238	9,234,119	680,725
Real Estate Fund	1,981,614	2,074,324	29,427
Retailing Fund	1,128,692	1,189,109	10,550
Technology Fund	6,071,675	5,763,981	90,198
Telecommunications Fund	3,335,693	1,409,110	8,580
Transportation Fund	2,310,055	1,210,047	2,750
Utilities Fund	3,082,447	3,709,336	230,848
Dow 2x Strategy Fund	7,592,550	7,457,555	88,573
Mid-Cap 1.5x Strategy Fund	193,338	693,740	135,456
NASDAQ-100® Fund	120,357,181	125,099,320	8,553,967
NASDAQ-100® 2x Strategy Fund	130,765,013	160,069,923	5,703,552
Russell 2000® 1.5x Strategy Fund	—	410,629	(19,468)
Nova Fund	35,060,963	23,093,939	1,266,473
S&P 500® 2x Strategy Fund	46,786,862	28,179,164	(333,431)
S&P 500® Pure Growth Fund	7,498,560	7,541,665	697,914
S&P 500® Pure Value Fund	4,163,280	3,279,590	(12,855)
S&P MidCap 400 Pure Growth Fund	1,678,564	3,254,979	355,159
S&P MidCap 400 Pure Value Fund	907,292	952,906	(76,418)
S&P SmallCap 600 Pure Growth Fund	1,541,998	1,553,762	130,279
S&P SmallCap 600 Pure Value Fund	1,525,383	4,371,230	29,246
Europe 1.25x Strategy Fund	843,624	1,278,362	75,670

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, previously secured an uncommitted $200,000,000 line of credit from U.S. Bank that terminated on September 23, 2025. On September 26, 2025, a new, uncommitted $200,000,000 line of credit agreement was entered into with BNY, which expires on September 25, 2026. This line of credit is reserved for temporary or emergency purposes, and the Funds’ general business purposes. Borrowings, if any, under this arrangement bear interest which varies between the greater of BNY’s “overnight rate”, the secured overnight financing rate (“SOFR”), the Federal Funds Rate, or 0%, plus 1%, which shall be paid monthly. The effective interest rate averaged 5.50% for the year ended December 31, 2025. The Funds did not have any borrowings outstanding under this agreement at December 31, 2025.

The average daily balances borrowed for the year ended December 31, 2025, were as follows:

Fund	Average Daily Balance
Banking Fund	$247
Basic Materials Fund	1,099
Biotechnology Fund	167
Consumer Products Fund	90
Electronics Fund	655
Energy Fund	233
Energy Services Fund	841
Financial Services Fund	—
Health Care Fund	99
Internet Fund	367
Leisure Fund	636
Precious Metals Fund	88
Real Estate Fund	115
Retailing Fund	—
Technology Fund	3,249
Telecommunications Fund	1,564
Transportation Fund	—
Utilities Fund	1,151
Inverse Mid-Cap Strategy Fund	5
NASDAQ-100® Fund	2,181
NASDAQ-100® 2x Strategy Fund	195

328 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Average Daily Balance
Russell 2000® 1.5x Strategy Fund	$49
Russell 2000® 2x Strategy Fund	641
S&P 500® 2x Strategy Fund	1,449
S&P 500® Pure Growth Fund	170
S&P 500® Pure Value Fund	52
S&P MidCap 400 Pure Growth Fund	301
S&P MidCap 400 Pure Value Fund	1,800
S&P SmallCap 600 Pure Growth Fund	329
S&P SmallCap 600 Pure Value Fund	132

Note 11 – Reverse Share Splits

Effective February 18, 2025, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse Dow 2x Strategy Fund	One-for-five reverse split
Inverse Mid-Cap Strategy Fund	One-for-five reverse split
Inverse NASDAQ-100® Strategy Fund	One-for-ten reverse split
Inverse Russell 2000® Strategy Fund	One-for-five reverse split
Inverse S&P 500® Strategy Fund	One-for-five reverse split
Government Long Bond 1.2x Strategy Fund	One-for-ten reverse split
Weakening Dollar 2x Strategy Fund	One-for-three reverse split

The effect of the transactions was to divide the number of outstanding shares of each Fund by the noted split ratio, resulting in a corresponding increase in the NAV per share. The share transactions presented in the Funds’ Statements of Changes in Net Assets and the per share data in the financial highlights reflect the reverse share split effective February 18, 2025. There were no changes in net assets, results of operations or total return as a result of the transactions.

Note 12 – Segment Reporting

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Officers of the Trust, subject to the oversight and supervision of the Board, serve as the CODM for the Funds.

Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s investment objective which is executed by each Fund’s portfolio managers as a team. Each of the Funds uses a variety of investments to execute its investment strategy. Please refer to Note 1 – Organization and Significant Accounting Policies of these Notes to Financial Statements for additional details on the significant accounting policies and investment types used by the Funds. Please refer to each Fund’s Schedule of Investments for a breakdown of the types of investments from which each of the Funds generates its returns. Financial information in the form of total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks, among other metrics, and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on each Fund’s Statement of Assets and Liabilities as “total assets” and significant segment income, expenses, and gain(loss) are listed on each Fund’s Statement of Operations.

Note 13 – Recent Accounting Pronouncements

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 329

NOTES TO FINANCIAL STATEMENTS (concluded)

Note 14 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, actual or threatened imposition of tariffs (which may be imposed by U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 15 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

330 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Rydex Variable Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Guggenheim Global Managed Futures Strategy Fund, Guggenheim Multi-Hedge Strategies Fund and Rydex Commodities Strategy Fund (three of the funds constituting Rydex Variable Trust (the “Trust”)), including the consolidated schedules of investments, as of December 31, 2025, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “consolidated financial statements”). We have also audited the accompanying statements of assets and liabilities of Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Utilities Fund, Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, U.S. Government Money Market Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (forty-five of the funds constituting the Trust) (collectively, together with Guggenheim Global Managed Futures Strategy Fund, Guggenheim Multi-Hedge Strategies Fund and Rydex Commodities Strategy Fund, referred to as the “Funds”), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds at December 31, 2025, and the results, or the consolidated results, of their operations for the year then ended, the changes, or the consolidated changes in net assets for each of the two years in the period then ended and the financial highlights or consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 331

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (concluded)

correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
February 26, 2026

332 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2026, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2025.

Precious Metals Fund intends to designate $31,046 of foreign tax withholding on foreign source income of $186,199.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended December 31, 2025, the following Funds had the corresponding percentages qualify for the dividends received deduction for corporations.

Fund	Dividend Received Deduction
Banking Fund	100.00%
Basic Materials Fund	99.93%
Biotechnology Fund	60.72%
Consumer Products Fund	100.00%
Electronics Fund	30.17%
Energy Fund	100.00%
Energy Services Fund	100.00%
Financial Services Fund	47.76%
Health Care Fund	95.88%
Internet Fund	5.68%
Precious Metals Fund	10.77%
Real Estate Fund	5.24%
Technology Fund	16.48%
Telecommunications Fund	100.00%
Utilities Fund	100.00%

Fund	Dividend Received Deduction
Dow 2x Strategy Fund	100.00%
Mid-Cap 1.5x Strategy Fund	100.00%
NASDAQ-100® Fund	19.07%
NASDAQ-100® 2x Strategy Fund	6.29%
Russell 2000® 1.5x Strategy Fund	36.29%
Russell 2000® 2x Strategy Fund	0.82%
S&P 500® 2x Strategy Fund	100.00%
S&P 500® Pure Growth Fund	10.48%
S&P 500® Pure Value Fund	100.00%
S&P MidCap 400® Pure Growth Fund	15.25%
S&P MidCap 400® Pure Value Fund	100.00%

Fund	Dividend Received Deduction
Multi-Hedge Strategies Fund	37.40%

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 333

OTHER INFORMATION (Unaudited)(continued)

With respect to the taxable year ended December 31, 2025, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Basic Materials Fund	$461,457	$197,949
Biotechnology Fund	295,743	608,621
Consumer Products Fund	454,779	91,334
Electronics Fund	4,398,904	1,661,269
Financial Services Fund	—	418,319
Health Care Fund	876,858	730,119
Internet Fund	388,457	268,943
Leisure Fund	—	125,075
Real Estate Fund	—	103,989
Retailing Fund	41,004	14,465
Technology Fund	1,756,960	1,077,007

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Dow 2x Strategy Fund	$—	$297,924
Mid-Cap 1.5x Strategy Fund	—	17,154
NASDAQ-100® Fund	2,885,683	13,360,887
NASDAQ-100® 2x Strategy Fund	—	10,218,823
Nova Fund	—	1,378,873
S&P 500® Pure Growth Fund	2,218,533	2,078,967
S&P 500® Pure Value Fund	814,095	286,014
S&P MidCap 400® Pure Growth Fund	—	107,009
S&P MidCap 400® Pure Value Fund	679,840	215,945
S&P SmallCap 600® Pure Value Fund	295,618	—

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
U.S. Government Money Market Fund	$7	$—

A Brief Note on The Compounding of Returns

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

334 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 335

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

336 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 337

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

338 | THE RYDEX FUNDS ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Note: This is not applicable for any fund included in this document

THE RYDEX FUNDS ANNUAL FINANCIAL REPORT | 339

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not	applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not	applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The	information is included as part of the material filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not	applicable at this time.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not	applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not	applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not	applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There	have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not	applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer (Principal Executive Officer)

Date	March 6, 2026

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer (Principal Financial and Accounting Officer)

Date	March 6, 2026

* Print the name and title of each signing officer under his or her signature.